Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.2%
BASIC MATERIALS - 2.7%
Chemicals - 1.8%
2,675	Air Products & Chemicals Inc.	$801,590
1,370	Albemarle Corp.	228,899
61,035	Celanese Corp., Class A Shares	10,098,241
219,580	CF Industries Holdings Inc.	11,675,068
145,409	Dow Inc.	9,948,884
331,412	DuPont de Nemours Inc.	28,034,141
80,177	Eastman Chemical Co.	10,054,196
2,921	Ecolab Inc.	628,249
1,591	FMC Corp.	185,654
2,921	International Flavors & Fragrances Inc.	413,818
19,007	Linde PLC	5,713,504
91,292	LyondellBasell Industries NV, Class A Shares	10,281,305
4,052	Mosaic Co.	146,439
2,783	PPG Industries Inc.	500,161
2,841	Sherwin-Williams Co.	805,509
	Total Chemicals	89,515,658
Forest Products & Paper - 0.3%
163,480	International Paper Co.	10,315,588
62,625	West Fraser Timber Co., Ltd.	4,822,751
	Total Forest Products & Paper	15,138,339
Iron/Steel - 0.0%
3,603	Nucor Corp.	369,452
Mining - 0.6%
226,821	Freeport-McMoRan Inc.	9,689,793
292,187	Newmont Corp.	21,469,901
	Total Mining	31,159,694
	TOTAL BASIC MATERIALS	136,183,143
COMMUNICATIONS - 19.2%
Advertising - 0.0%
4,589	Interpublic Group of Cos., Inc.	154,604
2,627	Omnicom Group Inc.	216,045
	Total Advertising	370,649
Internet - 14.8%
4,946	Airbnb Inc., Class A Shares*	694,418
46,110	Alibaba Group Holding Ltd., ADR*	9,865,696
37,330	Alphabet Inc., Class A Shares*	87,981,211
20,788	Alphabet Inc., Class C Shares*	50,131,509
53,500	Amazon.com Inc.*	172,434,245
23,117	Booking Holdings Inc.*	54,591,951
1,705	CDW Corp.	282,041
268,301	Chewy Inc., Class A Shares*(a)	19,752,320
52,422	Coupang Inc., Class A Shares*(a)	2,138,293
32,293	DoorDash Inc., Class A Shares*	4,852,992
7,815	eBay Inc.	475,777
61,293	Etsy Inc.*	10,096,796
64,921	Expedia Group Inc.*	11,487,771
28,961	F5 Networks Inc.*	5,370,238
415,596	Facebook Inc., Class A Shares*	136,618,873
122,106	Farfetch Ltd., Class A Shares*	5,657,171
5,559	IAC/InterActiveCorp*	886,494
11,600	Kuaishou Technology, Class B Shares*(b)	299,534
269,768	Match Group Inc.*	38,679,336

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - 19.2% - (continued)
Internet - 14.8% - (continued)
43,661	Netflix Inc.*	$21,953,187
6,835	NortonLifeLock Inc.	189,056
65,936	Pinterest Inc., Class A Shares*	4,305,621
83,089	Sea Ltd., ADR*	21,041,458
3,519	Shopify Inc., Class A Shares*	4,373,660
348,804	Snap Inc., Class A Shares*	21,667,705
20,984	Spotify Technology SA*	5,069,105
133,900	Tencent Holdings Ltd.	10,377,839
9,649	Twitter Inc.*	559,642
516,443	Uber Technologies Inc.*	26,250,798
47,114	VeriSign Inc.*	10,361,311
26,604	Vimeo Inc., Class A, Private Placement*@	1,117,368
	Total Internet	739,563,416
Media - 1.5%
1,710	Charter Communications Inc., Class A Shares*	1,187,646
693,942	Comcast Corp., Class A Shares	39,790,634
1,909	Discovery Inc., Class A Shares*(a)	61,298
3,402	Discovery Inc., Class C Shares*	102,230
2,906	DISH Network Corp., Class A Shares*	126,469
272,585	Fox Corp., Class A Shares	10,181,050
1,805	Fox Corp., Class B Shares	65,485
4,594	News Corp., Class A Shares	123,992
1,606	News Corp., Class B Shares	41,258
7,115	ViacomCBS Inc., Class B Shares	301,818
146,803	Walt Disney Co.*	26,226,356
	Total Media	78,208,236
Telecommunications - 2.9%
674	Arista Networks Inc.*	228,742
86,217	AT&T Inc.	2,537,366
99,931	Ciena Corp.*	5,283,352
828,391	Cisco Systems Inc.	43,821,884
277,073	Corning Inc.	12,088,695
3,854	Juniper Networks Inc.	101,476
11,595	Lumen Technologies Inc.	160,475
164,114	Motorola Solutions Inc.	33,694,245
1,067,352	Nokia OYJ, ADR*	5,507,536
7,061	T-Mobile US Inc.*	998,779
406,327	Verizon Communications Inc.	22,953,412
525,528	Vodafone Group PLC, ADR	9,706,502
	Total Telecommunications	137,082,464
	TOTAL COMMUNICATIONS	955,224,765
CONSUMER CYCLICAL - 6.5%
Airlines - 0.1%
1,459	Alaska Air Group Inc.*	100,963
7,513	American Airlines Group Inc.*	182,115
7,715	Delta Air Lines Inc.*	367,851
61,474	Southwest Airlines Co.*	3,778,192
3,903	United Airlines Holdings Inc.*	227,740
	Total Airlines	4,656,861
Apparel - 1.1%
4,097	Hanesbrands Inc.	80,055
392,911	NIKE Inc., Class B Shares	53,616,635
835	PVH Corp.*	95,875
567	Ralph Lauren Corp., Class A Shares*	70,353

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 6.5% - (continued)
Apparel - 1.1% - (continued)
3,441	Tapestry Inc.*	$154,466
2,206	Under Armour Inc., Class A Shares*	49,811
2,289	Under Armour Inc., Class C Shares*	43,628
3,883	VF Corp.	309,553
	Total Apparel	54,420,376
Auto Manufacturers - 0.8%
57,720	Cummins Inc.	14,850,202
40,335	Ferrari NV	8,507,055
47,243	Ford Motor Co.*	686,441
158,619	General Motors Co.*	9,407,693
4,194	PACCAR Inc.	384,003
9,283	Tesla Inc.*	5,803,917
	Total Auto Manufacturers	39,639,311
Auto Parts & Equipment - 0.1%
19,542	Aptiv PLC*	2,939,508
2,807	BorgWarner Inc.	143,971
	Total Auto Parts & Equipment	3,083,479
Distribution/Wholesale - 0.0%
2,514	Copart Inc.*	324,331
6,943	Fastenal Co.	368,257
3,278	LKQ Corp.*	167,047
493	Pool Corp.	215,219
536	WW Grainger Inc.	247,718
	Total Distribution/Wholesale	1,322,572
Entertainment - 0.1%
2,536	Caesars Entertainment Inc.*	272,493
64,190	DraftKings Inc., Class A Shares*	3,206,290
1,686	Live Nation Entertainment Inc.*	151,925
1,746	Penn National Gaming Inc.*	143,120
	Total Entertainment	3,773,828
Home Builders - 0.0%
4,001	DR Horton Inc.	381,255
3,318	Lennar Corp., Class A Shares	328,515
43	NVR Inc.*	210,151
3,263	PulteGroup Inc.	188,569
	Total Home Builders	1,108,490
Home Furnishings - 0.2%
72,744	Dolby Laboratories Inc., Class A Shares	7,095,450
1,562	Leggett & Platt Inc.	85,957
772	Whirlpool Corp.	183,033
	Total Home Furnishings	7,364,440
Housewares - 0.0%
4,438	Newell Brands Inc.	127,326
Leisure Time - 0.0%
9,691	Carnival Corp.*	286,466
4,266	Norwegian Cruise Line Holdings Ltd.*	136,085
2,673	Royal Caribbean Cruises Ltd.*	249,311
	Total Leisure Time	671,862
Lodging - 0.6%
3,356	Hilton Worldwide Holdings Inc.*	420,406
375,686	Las Vegas Sands Corp.*	21,695,866
3,216	Marriott International Inc., Class A Shares*	461,753
5,035	MGM Resorts International	215,850

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 6.5% - (continued)
Lodging - 0.6% - (continued)
70,888	Wynn Resorts Ltd.*	$9,348,001
	Total Lodging	32,141,876
Retail - 3.5%
770	Advance Auto Parts Inc.	146,092
268	AutoZone Inc.*	376,969
2,786	Best Buy Co., Inc.	323,845
1,972	CarMax Inc.*	227,155
15,275	Carvana Co., Class A Shares*	4,049,250
4,862	Chipotle Mexican Grill Inc., Class A Shares*	6,670,567
87,966	Costco Wholesale Corp.	33,274,899
1,591	Darden Restaurants Inc.	227,879
110,199	Dollar General Corp.	22,365,989
202,686	Dollar Tree Inc.*	19,761,885
23,501	Domino's Pizza Inc.	10,031,872
2,416	Gap Inc.	80,815
1,762	Genuine Parts Co.	231,033
13,015	Home Depot Inc.	4,150,614
2,874	L Brands Inc.*	200,806
135,737	Lowe's Cos., Inc.	26,445,640
22,527	Lululemon Athletica Inc.*	7,279,150
9,013	McDonald's Corp.	2,108,051
849	O'Reilly Automotive Inc.*	454,317
134,794	Ross Stores Inc.	17,036,614
14,233	Starbucks Corp.	1,620,854
6,055	Target Corp.	1,374,001
14,515	TJX Cos., Inc.	980,343
1,410	Tractor Supply Co.	256,197
689	Ulta Beauty Inc.*	237,953
8,670	Walgreens Boots Alliance Inc.	456,562
16,760	Walmart Inc.	2,380,423
87,812	Yum! Brands Inc.	10,534,806
	Total Retail	173,284,581
Textiles - 0.0%
732	Mohawk Industries Inc.*	154,218
Toys/Games/Hobbies - 0.0%
1,500	Hasbro Inc.	143,955
	TOTAL CONSUMER CYCLICAL	321,893,175
CONSUMER NON-CYCLICAL - 23.9%
Agriculture - 1.4%
223,454	Altria Group Inc.	10,998,406
420,051	Archer-Daniels-Midland Co.	27,945,993
315,954	Philip Morris International Inc.	30,467,444
	Total Agriculture	69,411,843
Beverages - 0.6%
131,104	Brown-Forman Corp., Class B Shares	10,535,517
46,886	Coca-Cola Co.	2,592,327
2,056	Constellation Brands Inc., Class A Shares	492,864
3,216	Molson Coors Beverage Co., Class B Shares*	187,557
4,469	Monster Beverage Corp.*	421,293
108,794	PepsiCo Inc.	16,094,984
	Total Beverages	30,324,542
Biotechnology - 3.1%
2,658	Alexion Pharmaceuticals Inc.*	469,270

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 23.9% - (continued)
Biotechnology - 3.1% - (continued)
46,941	Amgen Inc.	$11,169,142
7,864	Argenx SE, ADR*	2,193,977
46,870	Biogen Inc.*	12,536,788
209,018	BioMarin Pharmaceutical Inc.*	16,157,091
253	Bio-Rad Laboratories Inc., Class A Shares*	152,400
8,995	Corteva Inc.	409,273
208,638	Exact Sciences Corp.*	23,060,758
160,405	Gilead Sciences Inc.	10,604,375
94,988	Illumina Inc.*	38,530,932
163,499	Incyte Corp.*	13,697,946
1,273	Regeneron Pharmaceuticals Inc.*	639,593
27,478	United Therapeutics Corp.*	5,108,160
91,068	Vertex Pharmaceuticals Inc.*	18,999,517
	Total Biotechnology	153,729,222
Commercial Services - 3.5%
3,351	Affirm Holdings Inc., Class A Shares*(a)	203,774
60,787	Afterpay Ltd.*	4,401,625
5,173	Automatic Data Processing Inc.	1,014,011
24,924	Avalara Inc.*	3,294,205
20,363	Cintas Corp.	7,199,135
24,667	CoStar Group Inc.*	21,065,618
49,917	Equifax Inc.	11,732,492
1,010	FleetCor Technologies Inc.*	277,184
1,080	Gartner Inc.*	250,387
53,605	Global Payments Inc.	10,383,825
4,507	IHS Markit Ltd.	474,632
3,950	MarketAxess Holdings Inc.	1,842,833
1,945	Moody's Corp.	652,256
4,202	Nielsen Holdings PLC	114,336
210,936	PayPal Holdings Inc.*	54,847,579
110,326	Quanta Services Inc.	10,519,584
1,329	Robert Half International Inc.	118,002
2,601	Rollins Inc.	88,668
21,404	S&P Global Inc.	8,122,176
116,764	Square Inc., Class A Shares*	25,982,325
42,215	StoneCo Ltd., Class A Shares*	2,784,924
57,991	TransUnion	6,205,037
874	United Rentals Inc.*	291,881
1,968	Verisk Analytics Inc., Class A Shares	340,129
	Total Commercial Services	172,206,618
Cosmetics/Personal Care - 0.6%
10,258	Colgate-Palmolive Co.	859,415
83,653	Estee Lauder Cos., Inc., Class A Shares	25,641,318
29,769	Procter & Gamble Co.	4,014,350
	Total Cosmetics/Personal Care	30,515,083
Food - 0.8%
2,384	Campbell Soup Co.	116,029
555,575	Conagra Brands Inc.	21,167,408
7,392	General Mills Inc.	464,661
1,773	Hershey Co.	306,818
3,299	Hormel Foods Corp.	160,133
1,352	JM Smucker Co.	180,208
3,126	Kellogg Co.	204,722
7,837	Kraft Heinz Co.	341,615

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 23.9% - (continued)
Food – 0.8% - (continued)
9,204	Kroger Co.	$340,364
1,719	Lamb Weston Holdings Inc.	141,800
3,019	McCormick & Co., Inc.	268,872
263,177	Mondelez International Inc., Class A Shares	16,719,635
6,170	Sysco Corp.	499,770
3,572	Tyson Foods Inc., Class A Shares	283,974
	Total Food	41,196,009
Healthcare-Products – 4.9%
21,416	Abbott Laboratories	2,498,176
114,569	ABIOMED Inc.*	32,604,046
152,309	Alcon Inc.	10,612,891
48,497	Align Technology Inc.*	28,620,505
102,441	Avantor Inc.*	3,293,478
6,106	Baxter International Inc.	501,425
17,132	Boston Scientific Corp.*	728,967
598	Cooper Cos., Inc.	235,283
58,707	Danaher Corp.	15,037,211
121,508	DENTSPLY SIRONA Inc.	8,131,315
390,772	Edwards Lifesciences Corp.*	37,475,035
3,156	Hologic Inc.*	199,017
58,644	IDEXX Laboratories Inc.*	32,729,803
17,950	Intuitive Surgical Inc.*	15,117,131
235,195	Medtronic PLC	29,773,335
1,383	PerkinElmer Inc.	200,632
1,759	ResMed Inc.	362,090
1,043	STERIS PLC	199,067
53,002	Stryker Corp.	13,529,821
569	Teleflex Inc.	228,846
4,761	Thermo Fisher Scientific Inc.	2,235,290
896	West Pharmaceutical Services Inc.	311,369
64,452	Zimmer Biomet Holdings Inc.	10,849,205
	Total Healthcare-Products	245,473,938
Healthcare-Services - 2.3%
24,260	Anthem Inc.	9,660,817
2,082	Catalent Inc.*	218,256
208,730	Centene Corp.*	15,362,528
601	Charles River Laboratories International Inc.*	203,132
83,364	DaVita Inc.*	10,009,515
83,193	HCA Healthcare Inc.	17,869,024
11,329	Humana Inc.	4,958,703
2,312	IQVIA Holdings Inc.*	555,250
40,047	Laboratory Corp. of America Holdings*	10,992,101
1,630	Quest Diagnostics Inc.	214,622
107,191	UnitedHealth Group Inc.	44,154,117
914	Universal Health Services Inc., Class B Shares	145,902
	Total Healthcare-Services	114,343,967
Household Products/Wares - 0.0%
1,015	Avery Dennison Corp.	223,838
2,975	Church & Dwight Co., Inc.	255,047
1,524	Clorox Co.	269,337
4,086	Kimberly-Clark Corp.	533,754
	Total Household Products/Wares	1,281,976
Pharmaceuticals - 6.7%
125,475	AbbVie Inc.	14,203,770

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 23.9% - (continued)
Pharmaceuticals - 6.7% - (continued)
1,799	AmerisourceBergen Corp., Class A Shares	$206,417
106,803	AstraZeneca PLC, ADR(a)	6,063,206
40,794	Becton Dickinson & Co.	9,867,661
403,999	Bristol-Myers Squibb Co.	26,550,814
373,987	Cardinal Health Inc.	20,969,451
147,591	Cigna Corp.	38,203,930
431,092	CVS Health Corp.	37,263,593
1,163	DexCom Inc.*	429,601
253,049	Elanco Animal Health Inc.*	9,104,703
273,735	Eli Lilly & Co.	54,675,829
1,673	Henry Schein Inc.*	127,215
56,641	Horizon Therapeutics PLC*	5,191,714
156,599	Johnson & Johnson	26,504,381
28,994	McKesson Corp.	5,578,156
428,917	Merck & Co., Inc.	32,550,511
1,563	Perrigo Co. PLC	72,117
67,429	Pfizer Inc.	2,611,525
142,896	Sarepta Therapeutics Inc.*	10,810,082
1,862,401	Viatris Inc.	28,382,991
5,744	Zoetis Inc., Class A Shares	1,014,850
	Total Pharmaceuticals	330,382,517
	TOTAL CONSUMER NON-CYCLICAL	1,188,865,715
ENERGY - 3.1%
Energy-Alternate Sources - 0.6%
127,629	Enphase Energy Inc.*	18,257,329
153,526	NextEra Energy Partners LP	10,496,573
	Total Energy-Alternate Sources	28,753,902
Oil & Gas - 2.5%
4,438	APA Corp.	92,311
4,691	Cabot Oil & Gas Corp.	76,932
23,288	Chevron Corp.	2,417,062
452,169	ConocoPhillips	25,203,900
495,872	Devon Energy Corp.	13,170,360
2,232	Diamondback Energy Inc.	178,716
7,055	EOG Resources Inc.	566,799
405,148	EQT Corp.*	8,459,490
407,535	Exxon Mobil Corp.	23,787,818
189,782	Hess Corp.	15,907,527
1,755	HollyFrontier Corp.	56,985
9,272	Marathon Oil Corp.	112,284
364,623	Marathon Petroleum Corp.	22,533,701
10,177	Occidental Petroleum Corp.	264,195
5,281	Phillips 66	444,766
2,487	Pioneer Natural Resources Co.	378,497
135,958	Valero Energy Corp.	10,931,023
	Total Oil & Gas	124,582,366
Oil & Gas Services - 0.0%
8,958	Baker Hughes Co., Class A Shares	218,575
10,844	Halliburton Co.	243,448
4,560	NOV Inc.*	73,507
16,904	Schlumberger NV	529,602
	Total Oil & Gas Services	1,065,132
Pipelines - 0.0%
23,536	Kinder Morgan Inc.	431,650

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - 3.1% - (continued)
Pipelines - 0.0% - (continued)
5,389	ONEOK Inc.	$284,216
14,674	Williams Cos., Inc.	386,513
	Total Pipelines	1,102,379
	TOTAL ENERGY	155,503,779
FINANCIAL - 13.7%
Banks - 3.9%
735,331	Bank of America Corp.	31,170,681
9,753	Bank of New York Mellon Corp.	507,936
25,234	Citigroup Inc.	1,986,168
137,849	Citizens Financial Group Inc.	6,878,665
1,635	Comerica Inc.	128,331
8,596	Fifth Third Bancorp	362,235
2,127	First Republic Bank	407,193
21,757	Goldman Sachs Group Inc.	8,094,039
12,499	Huntington Bancshares Inc.	198,234
231,379	JPMorgan Chase & Co.	38,001,687
11,760	KeyCorp	270,950
1,565	M&T Bank Corp.	251,480
91,486	Morgan Stanley	8,320,652
2,521	Northern Trust Corp.	305,520
5,126	PNC Financial Services Group Inc.	997,930
11,665	Regions Financial Corp.	273,078
4,253	State Street Corp.	369,926
653	SVB Financial Group*	380,627
566,858	Truist Financial Corp.	35,020,487
561,427	US Bancorp	34,123,533
394,079	Wells Fargo & Co.	18,411,371
1,929	Zions Bancorp N.A.	111,651
	Total Banks	186,572,374
Diversified Financial Services - 5.1%
223,302	Ally Financial Inc.	12,216,852
7,889	American Express Co.	1,263,266
91,565	Ameriprise Financial Inc.	23,792,250
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(c)(d)@	1,991,371
1,716	BlackRock Inc., Class A Shares	1,505,001
166,071	Capital One Financial Corp.	26,700,895
1,259	Cboe Global Markets Inc.	140,127
377,070	Charles Schwab Corp.	27,846,620
4,340	CME Group Inc., Class A Shares	949,418
241,289	Discover Financial Services	28,293,548
3,206	Franklin Resources Inc.	109,677
6,791	Intercontinental Exchange Inc.	766,568
4,421	Invesco Ltd.	126,131
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(c)(d)@	43,625
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(c)(d)@	834,875
113,342	Mastercard Inc., Class A Shares	40,868,858
1,408	Nasdaq Inc.	235,784
1,505	Raymond James Financial Inc.	199,548
118,586	Social Finance Inc., Private Placement*(c)(d)@	3,955,735
6,571	Synchrony Financial	311,531
2,756	T Rowe Price Group Inc.	527,361
28,747	Tradeweb Markets Inc., Class A Shares	2,408,424
343,357	Visa Inc., Class A Shares	78,045,046
4,826	Western Union Co.	118,092

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 13.7% - (continued)
Diversified Financial Services - 5.1% - (continued)
64,146	XP Inc., Class A Shares*	$2,544,030
	Total Diversified Financial Services	255,794,633
Equity Real Estate Investment Trusts (REITs) – 1.3%
1,541	Alexandria Real Estate Equities Inc.	274,699
46,472	American Tower Corp.	11,871,737
1,687	AvalonBay Communities Inc.	349,108
1,744	Boston Properties Inc.	205,025
60,449	Crown Castle International Corp.	11,455,086
3,399	Digital Realty Trust Inc.	515,152
4,575	Duke Realty Corp.	212,555
1,079	Equinix Inc.	794,921
325,359	Equity Residential	25,199,055
794	Essex Property Trust Inc.	234,460
1,609	Extra Space Storage Inc.	241,044
820	Federal Realty Investment Trust	93,759
6,578	Healthpeak Properties Inc.	219,574
8,285	Host Hotels & Resorts Inc.*	142,253
3,388	Iron Mountain Inc.	147,514
5,079	Kimco Realty Corp.	108,233
1,399	Mid-America Apartment Communities Inc.	224,819
8,940	Prologis Inc.	1,053,490
1,838	Public Storage	519,198
4,514	Realty Income Corp.	308,758
1,990	Regency Centers Corp.	128,554
1,322	SBA Communications Corp., Class A Shares	394,115
3,971	Simon Property Group Inc.	510,234
3,486	UDR Inc.	166,038
4,554	Ventas Inc.	252,519
1,843	Vornado Realty Trust	87,137
5,046	Welltower Inc.	377,289
278,318	Weyerhaeuser Co.	10,564,951
	Total Equity Real Estate Investment Trusts (REITs)	66,651,277
Insurance - 3.4%
7,742	Aflac Inc.	438,817
3,661	Allstate Corp.	500,129
551,554	American International Group Inc.	29,144,113
54,649	Aon PLC, Class A Shares	13,846,417
2,342	Arthur J Gallagher & Co.	343,361
172,206	Assurant Inc.	27,750,997
139,236	Berkshire Hathaway Inc., Class B Shares*	40,300,468
5,443	Chubb Ltd.	925,256
1,835	Cincinnati Financial Corp.	223,338
152,082	Equitable Holdings Inc.	4,828,604
470	Everest Re Group Ltd.	122,181
1,116	Globe Life Inc.	117,649
4,327	Hartford Financial Services Group Inc.	282,769
2,251	Lincoln National Corp.	157,097
2,815	Loews Corp.	164,340
6,144	Marsh & McLennan Cos., Inc.	850,022
406,594	MetLife Inc.	26,574,984
3,110	Principal Financial Group Inc.	203,363
7,081	Progressive Corp.	701,585
4,799	Prudential Financial Inc.	513,349
3,049	Travelers Cos., Inc.	486,925

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 13.7% - (continued)
Insurance – 3.4% - (continued)
2,393	Unum Group	$74,111
311,650	Voya Financial Inc.	20,419,308
1,559	Willis Towers Watson PLC	407,460
1,646	WR Berkley Corp.	128,372
	Total Insurance	169,505,015
Real Estate - 0.0%
4,057	CBRE Group Inc., Class A Shares*	356,123
Savings & Loans - 0.0%
4,998	People's United Financial Inc.	94,512
	TOTAL FINANCIAL	678,973,934
INDUSTRIAL - 8.6%
Aerospace/Defense - 3.3%
31,464	Airbus SE*	4,143,998
36,141	Boeing Co.*	8,927,550
55,814	General Dynamics Corp.	10,599,637
382,589	Howmet Aerospace Inc.*	13,574,258
99,387	L3Harris Technologies Inc.	21,672,329
28,828	Lockheed Martin Corp.	11,018,062
122,749	Northrop Grumman Corp.	44,910,177
407,819	Raytheon Technologies Corp.	36,177,623
21,952	Teledyne Technologies Inc.*	9,208,205
661	TransDigm Group Inc.*	428,883
	Total Aerospace/Defense	160,660,722
Building Materials - 0.4%
277,329	Carrier Global Corp.	12,737,721
1,708	Fortune Brands Home & Security Inc.	176,197
8,707	Johnson Controls International PLC	579,364
755	Martin Marietta Materials Inc.	274,556
3,151	Masco Corp.	190,037
26,018	Vulcan Materials Co.	4,769,620
	Total Building Materials	18,727,495
Electrical Components & Equipment - 0.1%
2,787	AMETEK Inc.	376,524
7,254	Emerson Electric Co.	694,135
9,166	Generac Holdings Inc.*	3,013,047
	Total Electrical Components & Equipment	4,083,706
Electronics - 0.7%
3,684	Agilent Technologies Inc.	508,871
1,066	Allegion PLC	149,752
7,243	Amphenol Corp., Class A Shares	487,164
4,090	Fortive Corp.	296,607
1,818	Garmin Ltd.	258,592
105,014	Honeywell International Inc.	24,248,783
54,660	Hubbell Inc., Class B Shares	10,420,382
2,250	Keysight Technologies Inc.*	320,355
283	Mettler-Toledo International Inc.*	368,169
4,000	TE Connectivity Ltd.	542,720
3,055	Trimble Inc.*	237,648
759	Waters Corp.*	244,588
	Total Electronics	38,083,631
Engineering & Construction - 0.0%
1,590	Jacobs Engineering Group Inc.	225,907

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 8.6% - (continued)
Environmental Control - 0.0%
1,950	Pentair PLC	$134,491
23,420	Redwood Materials Inc., Series C, Private Placement*@	1,110,189
2,551	Republic Services Inc., Class A Shares	278,518
4,706	Waste Management Inc.	662,040
	Total Environmental Control	2,185,238
Hand/Machine Tools - 0.0%
637	Snap-on Inc.	162,193
1,945	Stanley Black & Decker Inc.	421,676
	Total Hand/Machine Tools	583,869
Machinery-Construction & Mining - 0.9%
571,704	Bloom Energy Corp., Class A Shares*	13,818,086
118,283	Caterpillar Inc.	28,515,666
	Total Machinery-Construction & Mining	42,333,752
Machinery-Diversified - 0.3%
3,789	Deere & Co.	1,368,208
1,744	Dover Corp.	262,472
929	IDEX Corp.	206,851
234,998	Ingersoll Rand Inc.*	11,665,301
4,928	Otis Worldwide Corp.	386,010
1,404	Rockwell Automation Inc.	370,263
2,086	Westinghouse Air Brake Technologies Corp.	172,637
2,192	Xylem Inc.	258,919
	Total Machinery-Diversified	14,690,661
Miscellaneous Manufacturers - 1.5%
7,001	3M Co.	1,421,483
145,884	AO Smith Corp.	10,367,976
142,414	Eaton Corp. PLC	20,685,633
105,997	General Electric Co.	1,490,318
3,484	Illinois Tool Works Inc.	807,452
1,560	Parker-Hannifin Corp.	480,714
151,968	Textron Inc.	10,405,249
142,413	Trane Technologies PLC	26,545,783
	Total Miscellaneous Manufacturers	72,204,608
Packaging & Containers - 0.0%
19,032	Amcor PLC	224,578
3,964	Ball Corp.	325,682
1,114	Packaging Corp. of America	165,596
1,820	Sealed Air Corp.	103,485
3,243	WestRock Co.	189,132
	Total Packaging & Containers	1,008,473
Shipbuilding - 0.2%
47,289	Huntington Ingalls Industries Inc.	10,224,355

Transportation - 1.2%
1,572	CH Robinson Worldwide Inc.	152,515
9,218	CSX Corp.	922,906
2,064	Expeditors International of Washington Inc.	259,424
73,203	FedEx Corp.	23,045,036
981	JB Hunt Transport Services Inc.	168,281
1,098	Kansas City Southern	326,853
12,921	Norfolk Southern Corp.	3,629,509
1,159	Old Dominion Freight Line Inc.	307,657
94,243	Union Pacific Corp.	21,179,229

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 8.6% - (continued)
Transportation - 1.2% - (continued)
55,327	United Parcel Service Inc., Class B Shares	$11,873,174
	Total Transportation	61,864,584
	TOTAL INDUSTRIAL	426,877,001
TECHNOLOGY - 18.8%
Computers - 2.6%
7,667	Accenture PLC, Class A Shares	2,163,321
596,925	Apple Inc.	74,382,824
426,385	Cognizant Technology Solutions Corp., Class A Shares	30,512,111
2,990	DXC Technology Co.*	113,381
45,713	Fortinet Inc.*	9,990,119
15,819	Hewlett Packard Enterprise Co.	252,471
15,142	HP Inc.	442,601
10,803	International Business Machines Corp.	1,552,823
99,314	Leidos Holdings Inc.	10,204,514
2,615	NetApp Inc.	202,323
2,456	Seagate Technology Holdings PLC	235,162
3,722	Western Digital Corp.*	280,006
	Total Computers	130,331,656
Office/Business Equipment - 0.1%
6,046	Zebra Technologies Corp., Class A Shares*	3,005,164
Semiconductors – 3.9%
234,543	Advanced Micro Devices Inc.*	18,782,203
4,460	Analog Devices Inc.	734,116
90,365	Applied Materials Inc.	12,482,117
21,339	ASML Holding NV, Class NY Registered Shares, ADR	14,413,854
56,635	Broadcom Inc.	26,750,410
49,118	Intel Corp.	2,805,620
421	IPG Photonics Corp.*	88,098
1,863	KLA Corp.	590,366
1,728	Lam Research Corp.	1,122,941
3,240	Maxim Integrated Products Inc.	330,512
3,255	Microchip Technology Inc.	510,872
73,686	Micron Technology Inc.*	6,199,940
504	Monolithic Power Systems Inc.	172,932
100,057	NVIDIA Corp.	65,015,037
3,349	NXP Semiconductors NV	708,046
60,119	Qorvo Inc.*	10,984,944
173,712	QUALCOMM Inc.	23,371,212
1,994	Skyworks Solutions Inc.	338,980
64,834	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,608,918
2,028	Teradyne Inc.	268,406
11,125	Texas Instruments Inc.	2,111,748
2,971	Xilinx Inc.	377,317
	Total Semiconductors	195,768,589
Software - 12.2%
262,026	Activision Blizzard Inc.	25,482,029
88,532	Adobe Inc.*	44,671,477
1,999	Akamai Technologies Inc.*	228,306
1,049	ANSYS Inc.*	354,499
39,320	Autodesk Inc.*	11,240,015
74,682	Black Knight Inc.*	5,480,912
1,413	Broadridge Financial Solutions Inc.	225,345
3,373	Cadence Design Systems Inc.*	428,337
3,711	Cerner Corp.	290,386

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 18.8% - (continued)
Software - 12.2% - (continued)
1,444	Citrix Systems Inc.	$166,002
56,249	Clarivate PLC*	1,689,720
822,945	Cloudera Inc.*	10,583,073
4,276	Coupa Software Inc.*	1,018,543
29,461	Datadog Inc., Class A Shares*	2,682,424
101,599	DocuSign Inc., Class A Shares*	20,484,390
3,477	Electronic Arts Inc.	496,968
3,985	Epic Games Inc., Private Placement*(c)(d)@	3,526,725
229,138	Fidelity National Information Services Inc.	34,136,979
106,736	Fiserv Inc.*	12,295,987
150,265	Intuit Inc.	65,979,859
894	Jack Henry & Associates Inc.	137,810
454,500	Microsoft Corp.	113,479,560
5,700	MongoDB Inc., Class A Shares*	1,664,058
71,522	MSCI Inc., Class A Shares	33,481,594
331,922	Oracle Corp.	26,135,538
3,880	Paychex Inc.	392,423
7,538	Paycom Software Inc.*	2,484,525
46,873	Playtika Holding Corp.*	1,285,726
1,235	PTC Inc.*	165,663
96,209	RingCentral Inc., Class A Shares*	25,251,976
12,366	ROBLOX Corp., Class A Shares*	1,159,560
30,788	Roper Technologies Inc.	13,854,908
204,548	salesforce.com Inc.*	48,702,879
113,457	ServiceNow Inc.*	53,765,003
744	Snowflake Inc., Class A Shares*	177,094
212,328	Splunk Inc.*	25,734,154
20,012	Stripe Inc., Class B Shares, Private Placement*(c)(d)@	802,982
1,842	Synopsys Inc.*	468,494
1,404	Take-Two Interactive Software Inc.*	260,526
498	Tyler Technologies Inc.*	200,774
2,358	UiPath Inc., Class A Shares*(a)	188,216
86,045	UiPath Inc., Class A Shares, Private Placement*(c)(d)@	6,524,706
13,033	Workday Inc., Class A Shares*	2,980,908
15,337	Zoom Video Communications Inc., Class A Shares*	5,084,676
	Total Software	605,845,729
	TOTAL TECHNOLOGY	934,951,138
UTILITIES - 1.7%
Electric - 1.7%
427,886	AES Corp.	10,872,583
2,935	Alliant Energy Corp.	167,735
3,077	Ameren Corp.	259,083
6,004	American Electric Power Co., Inc.	516,344
6,478	CenterPoint Energy Inc.	163,893
298,735	Clearway Energy Inc., Class C Shares	8,015,060
3,525	CMS Energy Corp.	221,159
4,140	Consolidated Edison Inc.	319,774
9,740	Dominion Energy Inc.	741,604
2,343	DTE Energy Co.	323,311
9,293	Duke Energy Corp.	931,344
355,268	Edison International	19,848,823
2,434	Entergy Corp.	256,203
2,799	Evergy Inc.	173,510
4,147	Eversource Energy	336,695

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - 1.7% - (continued)
Electric - 1.7% - (continued)
548,029	Exelon Corp.	$24,727,069
6,606	FirstEnergy Corp.	250,433
23,693	NextEra Energy Inc.	1,734,801
2,874	NRG Energy Inc.	92,399
1,324	Pinnacle West Capital Corp.	111,984
358,248	PPL Corp.	10,428,599
6,106	Public Service Enterprise Group Inc.	379,305
3,658	Sempra Energy	495,622
12,774	Southern Co.	816,514
3,813	WEC Energy Group Inc.	358,079
6,500	Xcel Energy Inc.	460,720
	Total Electric	83,002,646
Gas - 0.0%
1,505	Atmos Energy Corp.	149,251
4,603	NiSource Inc.	117,377
	Total Gas	266,628
Water - 0.0%
2,193	American Water Works Co., Inc.	339,959
	TOTAL UTILITIES	83,609,233
	TOTAL COMMON STOCKS
	(Cost - $3,224,966,991)	4,882,081,883
PREFERRED STOCKS - 0.6%
CONSUMER CYCLICAL - 0.5%
Auto Manufacturers - 0.5%
48,210	Aurora Innovation Inc., Series B, Private Placement*(c)(d)@	947,653
213,270	Rivian Automotive Inc., Series D, Private Placement*(c)(d)@	7,858,999
348,850	Rivian Automotive Inc., Series E, Private Placement*(c)(d)@	12,855,123
66,431	Rivian Automotive Inc., Series F, Private Placement*(c)(d)@	2,447,982
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(c)(d)@	878,780
9,549	Waymo LLC, Series A2, Private Placement*(c)(d)@	875,853
	Total Auto Manufacturers	25,864,390
	TOTAL CONSUMER CYCLICAL	25,864,390
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(c)(d)@	127,500
13,638	Maplebear Inc. d/b/a Instacart, Series G*(c)(d)@	1,704,750
2,066	Maplebear Inc. d/b/a Instacart, Series I*(c)(d)@	258,250
	Total Diversified Financial Services	2,090,500
	TOTAL FINANCIAL	2,090,500
INDUSTRIAL - 0.1%
Electrical Components & Equipment - 0.1%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(c)(d)@	1,275,340
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(c)(d)@	1,050,443
	Total Electrical Components & Equipment	2,325,783
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*(c)(d)@	1,414,975
	TOTAL INDUSTRIAL	3,740,758
TECHNOLOGY - 0.0%
Software - 0.0%
3,977	Celonis SE, Private Placement*(c)(d)@	3,977
15,057	Magic Leap Inc., Series D, Private Placement*(c)(d)@	9,185

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units		Security	Value
PREFERRED STOCKS - (continued)
TECHNOLOGY - 0.0% - (continued)
Software - 0.0% - (continued)
20,620		Rappi Inc., Series E, Private Placement*(c)(d)@	$1,231,963
		Total Software	1,245,125
		TOTAL TECHNOLOGY	1,245,125
		TOTAL PREFERRED STOCKS
		(Cost - $18,254,799)	32,940,773
EXCHANGE TRADED FUND (ETF) - 0.1%
16,568		iShares Russell 1000 Value (Cost - $2,433,353)	2,669,602
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,245,655,143)	4,917,692,258

Face Amount†
SHORT-TERM INVESTMENTS - 1.1%
TIME DEPOSITS - 1.1%
1,114,922		ANZ National Bank - London, 0.005% due 6/1/21	1,114,922
23,349,040		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.005% due 6/1/21	23,349,040
11,306,283		BNP Paribas - Paris, 0.005% due 6/1/21	11,306,283
4	GBP	Citibank - London, 0.005% due 6/1/21	6
18,517,691		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	18,517,691
		TOTAL TIME DEPOSITS (Cost - $54,287,942)	54,287,942

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
7,368,489		Federated Government Obligations Fund, Premier Class, 0.025%(e) (Cost - $7,368,489)	$7,368,489
		TOTAL INVESTMENTS - 100.1% (Cost - $3,307,311,574)	4,979,348,689
		Liabilities in Excess of Other Assets - (0.1)%	(4,231,059)
		TOTAL NET ASSETS - 100.0%	$4,975,117,630

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $299,534 and represents 0.01% of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to approximately $50,620,792 and represents 1.02% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$1,991,371	0.04%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	947,653	0.02%
Celonis SE, Private Placement	5/6/2021	3,977	3,977	0.00%*
Epic Games Inc., Private Placement	6/18/2020	1,665,200	3,526,725	0.07%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,275,340	0.03%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	1,050,443	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	9,185	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	43,625	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	834,875	0.02%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	127,500	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	1,704,750	0.03%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	258,250	0.01%
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	1,414,975	0.03%
Rappi Inc., Series E, Private Placement	9/8/2020	1,231,963	1,231,963	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,189	1,110,189	0.02%
Rivian Automotive Inc., Series D, Private Placement	12/23/2019	2,291,373	7,858,999	0.16%
Rivian Automotive Inc., Series E, Private Placement	7/10/2020	5,403,687	12,855,123	0.26%
Rivian Automotive Inc., Series F, Private Placement	1/19/2021	2,447,982	2,447,982	0.05%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	878,780	0.02%
Social Finance Inc., Private Placement	12/30/2020	2,185,540	3,955,735	0.08%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	802,982	0.02%
Uipath Inc., Class A Shares, Private Placement	12/11/2020	270,413	6,524,706	0.12%
Vimeo Inc., Class A, Private Placement	1/25/2021	561,730	1,117,368	0.02%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	875,853	0.02%
Total			$52,848,349	1.06%

* Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.9%
Communications	19.2
Technology	18.8
Financial	13.7
Industrial	8.6
Consumer Cyclical	7.0
Energy	3.1
Basic Materials	2.7
Utilities	1.7
Exchange Traded Funds (ETFs)	0.1
Short-Term Investments	1.1
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Large Cap Equity Fund (concluded)

At May 28, 2021, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	20	6/21	$3,990,476	$4,202,500	$212,024

At May 28, 2021, Destinations Large Cap Equity Fund had deposited cash of $223,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
GBP	—	British Pound

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.5%
BASIC MATERIALS - 5.9%
Chemicals - 5.4%
23,800	Air Products & Chemicals Inc.	$7,131,908
77,200	Ashland Global Holdings Inc.	7,321,648
36,587	Cabot Corp.	2,326,201
66,600	Celanese Corp., Class A Shares	11,018,970
74,400	FMC Corp.	8,681,736
32,552	Ingevity Corp.*	2,679,355
21,147	Innospec Inc.	2,138,173
50,900	International Flavors & Fragrances Inc.	7,211,003
61,194	Olin Corp.	2,991,775
91,708	Orion Engineered Carbons SA*	1,856,170
39,500	PPG Industries Inc.	7,098,940
22,550	Rogers Corp.*	4,224,742
35,435	Tronox Holdings PLC, Class A Shares	832,014
109,320	Valvoline Inc.	3,607,560
	Total Chemicals	69,120,195
Iron/Steel - 0.1%
45,397	Cleveland-Cliffs Inc.*	913,388
Mining - 0.4%
11,945	Arconic Corp.*	432,051
64,620	Gatos Silver Inc.*(a)	1,101,125
46,438	Hudbay Minerals Inc.	351,536
13,158	Kaiser Aluminum Corp.	1,702,513
154,882	Livent Corp.*	3,021,748
14,110	MP Materials Corp.*(a)	396,209
	Total Mining	7,005,182
	TOTAL BASIC MATERIALS	77,038,765
COMMUNICATIONS - 6.8%
Internet - 2.2%
110,857	CarParts.com Inc.*	1,811,403
277,234	ChannelAdvisor Corp.*	6,578,763
24,712	Cogent Communications Holdings Inc.	1,868,227
160,383	Eventbrite Inc., Class A Shares*	3,255,775
75,879	fuboTV Inc.*(a)	1,801,367
212,411	HyreCar Inc.*(a)	3,485,665
93,190	Liquidity Services Inc.*	2,228,173
114,295	Open Lending Corp., Class A Shares*	4,409,501
124,500	Perion Network Ltd.*	2,059,230
11,701	Revolve Group Inc., Class A Shares*	648,703
1,447	Roku Inc., Class A Shares*	501,689
43,072	RumbleON Inc., Class B Shares*(a)	1,740,540
	Total Internet	30,389,036
Media - 0.4%
208,303	TEGNA Inc.	4,038,995
Telecommunications - 4.2%
96,169	Aviat Networks Inc.*	3,554,406
211,161	Calix Inc.*	9,356,544
126,711	Cambium Networks Corp.*	7,312,492
47,507	Clearfield Inc.*	1,796,715
307,179	Harmonic Inc.*	2,141,038
330,200	Juniper Networks Inc.	8,694,166
68,900	Motorola Solutions Inc.	14,145,859
150,168	Sierra Wireless Inc.*(a)	2,336,614

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - 6.8% - (continued)
Telecommunications - 4.2% - (continued)
265,528	Viavi Solutions Inc.*	$4,654,706
	Total Telecommunications	53,992,540
	TOTAL COMMUNICATIONS	88,420,571
CONSUMER CYCLICAL - 14.4%
Airlines - 1.0%
14,056	Alaska Air Group Inc.*	972,675
3,172	Allegiant Travel Co.*	702,471
90,684	Mesa Air Group Inc.*	881,448
151,848	Spirit Airlines Inc.*	5,422,492
88,350	Sun Country Airlines Holdings Inc.*(a)	3,286,620
	Total Airlines	11,265,706
Apparel - 1.2%
15,123	Carter's Inc.	1,546,175
58,000	Columbia Sportswear Co.	5,958,340
12,338	Crocs Inc.*	1,249,099
1,588	Deckers Outdoor Corp.*	532,679
25,442	Oxford Industries Inc.	2,436,071
53,200	Steven Madden Ltd.	2,202,480
12,556	Tapestry Inc.*	563,639
41,122	Urban Outfitters Inc.*	1,610,338
	Total Apparel	16,098,821
Auto Parts & Equipment - 1.7%
13,756	Dorman Products Inc.*	1,408,339
34,724	Fox Factory Holding Corp.*	5,398,888
6,177	Gentherm Inc.*	448,018
105,679	Goodyear Tire & Rubber Co.*	2,095,615
135,489	Modine Manufacturing Co.*	2,383,251
128,950	Shyft Group Inc.	5,026,471
2,096	Visteon Corp.*	256,676
70,688	XPEL Inc.*	5,796,416
	Total Auto Parts & Equipment	22,813,674
Distribution/Wholesale - 0.2%
16,922	H&E Equipment Services Inc.	632,883
41,438	Titan Machinery Inc.*	1,271,318
	Total Distribution/Wholesale	1,904,201
Entertainment - 1.6%
113,441	Bally's Corp.*	6,582,981
10,182	Caesars Entertainment Inc.*	1,094,056
1,916	Churchill Downs Inc.	382,299
267,252	Everi Holdings Inc.*	5,540,134
69,652	GAN Ltd.*(a)	1,204,980
82,607	NEOGAMES SA*(a)	5,295,109
11,740	SeaWorld Entertainment Inc.*	639,008
11,559	Six Flags Entertainment Corp.*	525,125
	Total Entertainment	21,263,692
Home Builders - 0.7%
34,471	Century Communities Inc.*	2,805,250
1,710	LGI Homes Inc.*	309,185
93,797	Skyline Champion Corp.*	4,750,818
8,785	Winnebago Industries Inc.	649,739
	Total Home Builders	8,514,992

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 14.4% - (continued)
Home Furnishings - 0.7%
92,694	Lovesac Co.*	$7,695,456
26,376	Vizio Holding Corp., Class A Shares*	576,052
107,730	VOXX International Corp., Class A Shares*	1,620,259
	Total Home Furnishings	9,891,767
Housewares - 0.0%
1,243	Scotts Miracle-Gro Co.	270,191
Leisure Time - 1.5%
7,132	BRP Inc.	601,442
64,215	Callaway Golf Co.*	2,370,818
136,999	Lindblad Expeditions Holdings Inc.*	2,331,723
51,051	Malibu Boats Inc., Class A Shares*	4,003,419
204,237	Vista Outdoor Inc.*	8,902,691
	Total Leisure Time	18,210,093
Lodging - 0.9%
265,567	Full House Resorts Inc.*	2,990,284
119,900	Wyndham Hotels & Resorts Inc.	8,999,694
	Total Lodging	11,989,978
Retail - 4.7%
69,180	Abercrombie & Fitch Co., Class A Shares*	2,953,986
43,800	Advance Auto Parts Inc.	8,310,174
89,337	American Eagle Outfitters Inc.	3,165,210
142,627	Aspen Aerogels Inc.*	2,892,476
57,194	At Home Group Inc.*	2,147,063
50,872	BJ's Restaurants Inc.*	2,812,204
103,536	Boot Barn Holdings Inc.*	7,909,115
3,887	Brinker International Inc.*	238,856
43,600	Darden Restaurants Inc.	6,244,828
176,381	Designer Brands Inc., Class A Shares*	3,084,904
141,600	Foot Locker Inc.	8,961,864
2,166	Freshpet Inc.*	382,992
156,111	GrowGeneration Corp.*	6,932,889
2,637	Lithia Motors Inc., Class A Shares	928,198
33,647	Murphy USA Inc.	4,535,952
15,799	Texas Roadhouse Inc., Class A Shares	1,591,117
	Total Retail	63,091,828
Toys/Games/Hobbies - 0.2%
110,248	Funko Inc., Class A Shares*	2,894,010
	TOTAL CONSUMER CYCLICAL	188,208,953
CONSUMER NON-CYCLICAL - 17.7%
Agriculture - 0.2%
72,520	Turning Point Brands Inc.	3,101,680
Beverages - 1.1%
140,207	Celsius Holdings Inc.*	9,189,167
132,090	Duckhorn Portfolio Inc.*(a)	2,401,396
31,851	MGP Ingredients Inc.	2,219,696
	Total Beverages	13,810,259
Biotechnology - 3.4%
130,907	Agrify Corp.*(a)	1,226,599
43,224	Apellis Pharmaceuticals Inc.*	2,432,647
80,686	Applied Therapeutics Inc.*	1,551,592
337,020	Ardelyx Inc.*	2,409,693
941	Argenx SE, ADR*	262,530

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 17.7% - (continued)
Biotechnology - 3.4% - (continued)
137,696	Avid Bioservices Inc.*	$2,930,171
73,252	Biomea Fusion Inc.*	1,267,992
3,625	Blueprint Medicines Corp.*	331,144
52,275	Celldex Therapeutics Inc.*	1,461,086
75,289	Cogent Biosciences Inc.*(a)	652,003
208,857	Crinetics Pharmaceuticals Inc.*	3,665,440
72,574	Day One Biopharmaceuticals Inc.*(b)	1,719,278
58,082	Essa Pharma Inc.*	1,836,553
126,385	EyePoint Pharmaceuticals Inc.*(a)	1,242,365
159,620	Gamida Cell Ltd.*	1,035,934
2,190	Guardant Health Inc.*	271,823
18,570	Halozyme Therapeutics Inc.*	768,984
9,496	Intra-Cellular Therapies Inc.*	374,237
12,116	Maravai LifeSciences Holdings Inc., Class A Shares*	454,835
1,451	Mirati Therapeutics Inc.*	229,476
68,566	NeoGenomics Inc.*	2,813,263
8,801	Olink Holding AB, ADR*	310,939
156,350	Relay Therapeutics Inc.*	5,021,962
108,929	SpringWorks Therapeutics Inc.*	8,882,071
76,317	VectivBio Holding AG*	1,137,123
89,343	Xenon Pharmaceuticals Inc.*	1,650,165
	Total Biotechnology	45,939,905
Commercial Services - 2.1%
7,224	AMN Healthcare Services Inc.*	640,769
4,236	ASGN Inc.*	436,689
5,125	Avis Budget Group Inc.*	450,077
33,438	Cross Country Healthcare Inc.*	523,305
86,400	Global Payments Inc.	16,736,544
4,538	Herc Holdings Inc.*	521,961
52,258	Huron Consulting Group Inc.*	2,859,035
58,715	Kelly Services Inc., Class A Shares*	1,507,214
60,848	Korn Ferry	3,980,068
173,781	Team Inc.*	1,477,139
	Total Commercial Services	29,132,801
Cosmetics/Personal Care - 0.2%
209,488	Beauty Health Co.*	2,983,109
Food - 2.0%
22,297	BellRing Brands Inc., Class A Shares*	639,478
34,877	Cal-Maine Foods Inc.	1,217,556
31,476	Hain Celestial Group Inc.*	1,282,962
178,652	Hostess Brands Inc., Class A Shares*	2,801,263
50,279	Ingredion Inc.	4,772,985
30,332	Laird Superfood Inc.*(a)	991,250
22,118	Sanderson Farms Inc.	3,599,705
359,973	SunOpta Inc.*	4,499,663
104,324	TreeHouse Foods Inc.*	5,081,622
	Total Food	24,886,484
Healthcare-Products - 5.5%
261,373	Alphatec Holdings Inc.*	3,789,908
7,620	AtriCure Inc.*	569,443
51,767	Axogen Inc.*	1,050,870
63,130	Axonics Inc.*	3,641,970
60,244	Castle Biosciences Inc.*	3,610,423

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 17.7% - (continued)
Healthcare-Products - 5.5% - (continued)
98,012	Envista Holdings Corp.*	$4,277,244
3,029	Inari Medical Inc.*	263,372
22,235	Inspire Medical Systems Inc.*	4,320,260
45,043	Integra LifeSciences Holdings Corp.*	3,110,219
70,786	Natera Inc.*	6,663,794
34,522	NuVasive Inc.*	2,354,400
104,800	PerkinElmer Inc.	15,203,336
39,605	Quanterix Corp.*	2,039,261
1,490	Repligen Corp.*	272,089
157,816	SeaSpine Holdings Corp.*	3,216,290
3,251	Shockwave Medical Inc.*	584,855
249,795	Sientra Inc.*	1,738,573
43,206	Treace Medical Concepts Inc.*(a)	1,402,035
78,200	Zimmer Biomet Holdings Inc.	13,163,406
	Total Healthcare-Products	71,271,748
Healthcare-Services - 1.3%
29,500	Humana Inc.	12,912,150
11,112	Invitae Corp.*	319,803
2,548	Medpace Holdings Inc.*	425,669
107,914	SI-BONE Inc.*	3,255,765
	Total Healthcare-Services	16,913,387
Household Products/Wares - 0.1%
19,735	Spectrum Brands Holdings Inc.	1,754,244
Pharmaceuticals - 1.8%
70,665	Centessa Pharmaceuticals PLC*	1,536,964
245,078	Cytokinetics Inc.*	5,350,053
104,308	Fulcrum Therapeutics Inc.*	931,470
46,614	Intellia Therapeutics Inc.*	3,493,253
91,336	Merus NV*	1,931,756
60,056	Mirum Pharmaceuticals Inc.*	993,326
24,528	Morphic Holding Inc.*	1,210,702
76,643	Prestige Consumer Healthcare Inc.*	3,822,186
300,452	ProQR Therapeutics NV*	1,874,820
34,495	Revance Therapeutics Inc.*	1,021,397
	Total Pharmaceuticals	22,165,927
	TOTAL CONSUMER NON-CYCLICAL	231,959,544
DIVERSIFIED - 0.2%
SPACs - 0.2%
196,483	CM Life Sciences III Inc.*	2,096,474
14,875	CM Life Sciences Inc., Class A Shares*(a)	188,317
	Total SPACs	2,284,791
	TOTAL DIVERSIFIED	2,284,791
ENERGY - 3.3%
Energy-Alternate Sources - 0.4%
159,469	Green Plains Inc.*	5,085,466
Oil & Gas - 2.1%
108,735	Bonanza Creek Energy Inc.*	4,671,256
6,555	Cimarex Energy Co.	444,101
115,200	EOG Resources Inc.	9,255,168
65,267	Helmerich & Payne Inc.	1,843,793
44,349	Magnolia Oil & Gas Corp., Class A Shares*	572,989

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - 3.3% - (continued)
Oil & Gas - 2.1% - (continued)
216,101	Matador Resources Co.	$6,621,335
78,238	PDC Energy Inc.*	3,303,208
	Total Oil & Gas	26,711,850
Oil & Gas Services - 0.8%
273,600	Baker Hughes Co., Class A Shares	6,675,840
56,121	DMC Global Inc.*	2,972,729
87,433	Select Energy Services Inc., Class A Shares*	496,620
69,580	US Silica Holdings Inc.*	713,891
	Total Oil & Gas Services	10,859,080
	TOTAL ENERGY	42,656,396
FINANCIAL - 15.7%
Banks - 6.4%
129,814	Bank of NT Butterfield & Son Ltd.	4,951,106
145,495	BankUnited Inc.	6,953,206
4,450	First Citizens BancShares Inc., Class A Shares	3,829,670
428,961	FNB Corp.	5,752,367
80,635	Live Oak Bancshares Inc.	4,884,868
75,120	Meta Financial Group Inc.	3,982,111
226,927	PacWest Bancorp	10,250,293
79,564	Pinnacle Financial Partners Inc.	7,233,959
42,200	Signature Bank	10,539,450
33,458	Silvergate Capital Corp., Class A Shares*	3,727,221
67,193	Triumph Bancorp Inc.*	5,627,414
267,594	Umpqua Holdings Corp.	5,105,693
98,761	Univest Financial Corp.	2,879,871
74,984	Western Alliance Bancorp	7,499,150
	Total Banks	83,216,379
Diversified Financial Services - 1.9%
89,307	Cowen Inc., Class A Shares	3,512,444
63,600	Raymond James Financial Inc.	8,432,724
265,300	Synchrony Financial	12,577,873
	Total Diversified Financial Services	24,523,041
Equity Real Estate Investment Trusts (REITs) - 2.5%
59,080	American Campus Communities Inc.	2,786,213
134,200	Americold Realty Trust	5,102,284
327,481	Chimera Investment Corp.	4,627,306
152,009	Columbia Property Trust Inc.	2,658,637
68,640	Corporate Office Properties Trust	1,894,464
88,836	Dynex Capital Inc.	1,736,744
148,098	Lexington Realty Trust	1,833,453
45,800	SBA Communications Corp., Class A Shares	13,653,896
	Total Equity Real Estate Investment Trusts (REITs)	34,292,997
Insurance - 3.6%
139,000	American International Group Inc.	7,344,760
43,000	Arthur J Gallagher & Co.	6,304,230
83,598	BRP Group Inc., Class A Shares*	2,054,839
13,285	Goosehead Insurance Inc., Class A Shares	1,193,923
33,974	Hanover Insurance Group Inc.	4,739,033
100,000	Hartford Financial Services Group Inc.	6,535,000
30,160	Kemper Corp.	2,258,079
366,672	MGIC Investment Corp.	5,397,412
17,726	Midwest Holding Inc.*	736,338

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 15.7% - (continued)
Insurance - 3.6% - (continued)
12,561	NMI Holdings Inc., Class A Shares*	$303,851
132,397	Trean Insurance Group Inc.*	2,224,270
73,000	WR Berkley Corp.	5,693,270
	Total Insurance	44,785,005
Investment Companies - 0.2%
132,657	Grid Dynamics Holdings Inc.*	2,038,938
Private Equity - 0.3%
254,123	Hercules Capital Inc.	4,315,009
Real Estate - 0.3%
352,077	Newmark Group Inc., Class A Shares	4,541,793
Savings & Loans - 0.5%
265,230	Sterling Bancorp	7,065,727
	TOTAL FINANCIAL	204,778,889
INDUSTRIAL - 16.2%
Aerospace/Defense - 1.0%
2,721	AeroVironment Inc.*	298,303
366,745	Embraer SA, ADR*	4,910,716
47,781	Hexcel Corp.*	2,841,058
25,800	L3Harris Technologies Inc.	5,625,948
	Total Aerospace/Defense	13,676,025
Building Materials - 0.6%
35,694	Masonite International Corp.*	4,267,218
28,563	Patrick Industries Inc.	2,447,849
24,779	Summit Materials Inc., Class A Shares*	862,805
4,205	Trex Co., Inc.*	409,609
	Total Building Materials	7,987,481
Electrical Components & Equipment - 0.4%
54,468	Belden Inc.	2,756,081
32,687	Energizer Holdings Inc.	1,504,910
1,913	Generac Holdings Inc.*	628,841
	Total Electrical Components & Equipment	4,889,832
Electronics - 2.9%
89,600	Agilent Technologies Inc.	12,376,448
81,856	Camtek Ltd.*	2,985,288
71,800	Fortive Corp.	5,206,936
29,500	Hubbell Inc., Class B Shares	5,623,880
31,367	Vicor Corp.*	2,825,539
75,700	Woodward Inc.	9,627,526
	Total Electronics	38,645,617
Engineering & Construction - 0.3%
17,515	EMCOR Group Inc.	2,208,817
2,928	Exponent Inc.	267,122
13,931	Latham Group Inc.*	432,697
17,967	NV5 Global Inc.*	1,640,926
	Total Engineering & Construction	4,549,562
Environmental Control - 0.9%
49,597	Clean Harbors Inc.*	4,617,481
114,528	Harsco Corp.*	2,567,718
86,699	Montrose Environmental Group Inc.*	4,347,088
	Total Environmental Control	11,532,287

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 16.2% - (continued)
Hand/Machine Tools - 0.8%
38,634	Regal Beloit Corp.	$5,494,914
25,700	Stanley Black & Decker Inc.	5,571,760
	Total Hand/Machine Tools	11,066,674
Machinery-Construction & Mining - 1.6%
54,410	BWX Technologies Inc.	3,402,801
117,653	Terex Corp.	6,161,488
399,200	Vertiv Holdings Co., Class A Shares	9,908,144
	Total Machinery-Construction & Mining	19,472,433
Machinery-Diversified - 3.4%
67,016	Altra Industrial Motion Corp.	4,402,281
108,501	Cactus Inc., Class A Shares	3,801,875
31,570	Chart Industries Inc.*	4,607,326
50,000	CIRCOR International Inc.*	1,881,500
41,914	Gates Industrial Corp. PLC*	761,158
22,232	GrafTech International Ltd.	295,241
72,184	Hydrofarm Holdings Group Inc.*	4,496,341
6,104	Kornit Digital Ltd.*	636,037
43,000	Nordson Corp.	9,532,670
74,553	Ranpak Holdings Corp., Class A Shares*	1,646,130
38,800	Rockwell Automation Inc.	10,232,336
42,516	SPX FLOW Inc.	2,917,873
	Total Machinery-Diversified	45,210,768
Metal Fabricate/Hardware - 1.0%
3,775	Advanced Drainage Systems Inc.	428,161
210,988	Rexnord Corp.	10,543,070
32,197	Standex International Corp.	3,208,109
	Total Metal Fabricate/Hardware	14,179,340
Miscellaneous Manufacturers - 1.8%
1,568	Axon Enterprise Inc.*	220,445
73,233	Enerpac Tool Group Corp., Class A Shares	2,006,584
32,591	EnPro Industries Inc.	2,998,046
31,735	Hillenbrand Inc.	1,447,116
54,189	ITT Inc.	5,088,347
1,533	John Bean Technologies Corp.	220,798
38,000	Parker-Hannifin Corp.	11,709,700
	Total Miscellaneous Manufacturers	23,691,036
Packaging & Containers - 0.7%
111,268	Karat Packaging Inc.*	2,114,092
180,093	O-I Glass Inc.*	3,319,114
45,734	Silgan Holdings Inc.	1,926,773
	Total Packaging & Containers	7,359,979
Transportation - 0.8%
83,076	CryoPort Inc.*	4,645,610
1,438	Saia Inc.*	330,970
242,537	Star Bulk Carriers Corp.(a)	4,731,897
7,103	ZIM Integrated Shipping Services Ltd.*	329,579
	Total Transportation	10,038,056
	TOTAL INDUSTRIAL	212,299,090
TECHNOLOGY - 11.0%
Computers - 0.8%
12,356	CACI International Inc., Class A Shares*	3,150,286
46,475	Endava PLC, ADR*	4,767,405

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 11.0% - (continued)
Computers - 0.8% - (continued)
28,065	ExlService Holdings Inc.*	$2,862,069
1,777	Zscaler Inc.*	345,093
	Total Computers	11,124,853
Semiconductors - 6.7%
5,728	Ambarella Inc.*	574,977
105,121	Axcelis Technologies Inc.*	4,356,214
96,294	AXT Inc.*	980,273
63,107	Cohu Inc.*	2,348,843
61,333	FormFactor Inc.*	2,161,988
52,766	Impinj Inc.*	2,746,470
48,200	KLA Corp.	15,274,098
7,755	Lattice Semiconductor Corp.*	411,558
37,049	MACOM Technology Solutions Holdings Inc.*	2,193,301
334,900	Marvell Technology Inc.	16,175,670
99,700	NXP Semiconductors NV	21,078,574
48,504	SiTime Corp.*	4,769,398
118,774	SkyWater Technology Inc.*	3,092,875
5,504	Synaptics Inc.*	695,320
180,572	Ultra Clean Holdings Inc.*	10,171,621
	Total Semiconductors	87,031,180
Software - 3.5%
10,894	ACV Auctions Inc., Class A Shares*	282,372
187,451	Avaya Holdings Corp.*	5,376,095
22,405	Cardlytics Inc.*	2,387,253
110,300	Citrix Systems Inc.	12,680,088
19,733	Digital Turbine Inc.*	1,305,733
82,210	Docebo Inc.*	4,260,122
3,249	Five9 Inc.*	575,398
53,600	Jack Henry & Associates Inc.	8,262,440
46,575	Motorsport Games Inc., Class A Shares*(a)	756,378
46,667	Phreesia Inc.*	2,310,017
83,085	PubMatic Inc., Class A Shares*(a)	2,456,823
154,872	Rackspace Technology Inc.*(a)	3,125,317
8,084	Sprout Social Inc., Class A Shares*	561,191
17,323	Teradata Corp.*	829,252
	Total Software	45,168,479
	TOTAL TECHNOLOGY	143,324,512
UTILITIES - 3.3%
Electric - 3.1%
81,500	Ameren Corp.	6,862,300
41,449	Black Hills Corp.	2,726,930
107,900	CMS Energy Corp.	6,769,646
81,000	Eversource Energy	6,576,390
12,180	Evoqua Water Technologies Corp.*	379,042
33,359	IDACORP Inc.	3,267,514
163,001	Portland General Electric Co.	7,814,268
49,800	Sempra Energy	6,747,402
	Total Electric	41,143,492

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - 3.3% - (continued)
Gas - 0.2%
30,140	Spire Inc.	$2,159,832
	TOTAL UTILITIES	43,303,324
	TOTAL COMMON STOCKS
	(Cost - $920,728,619)	1,234,274,835
EXCHANGE TRADED FUNDS (ETFs) - 3.8%
160,784	iShares Russell 2000(a)	36,256,792
178,289	iShares Russell Mid-Capital	13,965,377
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $40,988,803)	50,222,169
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $961,717,422)	1,284,497,004

Face Amount
SHORT-TERM INVESTMENTS - 2.0%
TIME DEPOSITS - 2.0%
$602,890	ANZ National Bank - London, 0.005% due 6/1/21	602,890
11,184,009	BNP Paribas - Paris, 0.005% due 6/1/21	11,184,009
11,699,873	DnB NORBank ASA - Oslo, 0.005% due 6/1/21	11,699,873
2,879,276	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	2,879,276
	TOTAL TIME DEPOSITS
	(Cost - $26,366,048)	26,366,048

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.1%
MONEY MARKET FUND - 3.1%
40,509,138	Federated Government Obligations Fund, Premier Class, 0.025%(c)
	(Cost - $40,509,138)	$40,509,138
	TOTAL INVESTMENTS - 103.4%
	(Cost - $1,028,592,608)	1,351,372,190
	Liabilities in Excess of Other Assets - (3.4)%	(44,105,821)
	TOTAL NET ASSETS - 100.0%	$1,307,266,369

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to approximately $1,719,278 and represents 0.13% of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	17.2%
Industrial	15.7
Financial	15.1
Consumer Cyclical	13.9
Technology	10.6
Communications	6.5
Basic Materials	5.7
Utilities	3.2
Energy	3.2
Diversified	0.2
Exchange Traded Funds (ETFs)	3.7
Short-Term Investments	2.0
Money Market Fund	3.0
100.0%

____________________________

^ As a percentage of total investments.

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 88.4%
BASIC MATERIALS - 2.0%
Chemicals - 1.5%
12,268	Air Liquide SA	$2,087,933
27,161	DuPont de Nemours Inc.	2,297,549
39,730	Nutrien Ltd.	2,471,979
	Total Chemicals	6,857,461
Mining - 0.5%
68,299	BHP Group PLC	2,057,823
	TOTAL BASIC MATERIALS	8,915,284
COMMUNICATIONS - 12.0%
Advertising - 0.5%
130,300	Hakuhodo DY Holdings Inc.	2,229,105
Media - 0.7%
55,932	Comcast Corp., Class A Shares	3,207,141
Telecommunications - 10.8%
267,947	AT&T Inc.	7,885,680
183,850	BCE Inc.	9,144,539
149,918	Cisco Systems Inc.	7,930,662
102,755	SK Telecom Co., Ltd., ADR	3,292,270
158,726	Verizon Communications Inc.	8,966,432
5,455,268	Vodafone Group PLC	9,933,135
	Total Telecommunications	47,152,718
	TOTAL COMMUNICATIONS	52,588,964
CONSUMER CYCLICAL - 5.6%
Auto Manufacturers - 0.6%
41,801	General Motors Co.*	2,479,217
Distribution/Wholesale - 0.8%
147,200	Mitsui & Co., Ltd.	3,274,759
Home Builders - 0.9%
37,998	PulteGroup Inc.	2,195,904
804,995	Taylor Wimpey PLC	1,958,157
	Total Home Builders	4,154,061
Retail - 2.5%
15,830	Darden Restaurants Inc.	2,267,331
60,835	Industria de Diseno Textil SA	2,368,090
9,749	Lowe's Cos., Inc.	1,899,398
1,599,010	Topsports International Holdings Ltd.	2,476,546
14,463	Walmart Inc.	2,054,180
	Total Retail	11,065,545
Toys/Games/Hobbies - 0.8%
5,665	Nintendo Co., Ltd.	3,505,714
	TOTAL CONSUMER CYCLICAL	24,479,296
CONSUMER NON-CYCLICAL - 24.8%
Agriculture - 5.2%
238,170	British American Tobacco PLC	9,170,235
141,168	Philip Morris International Inc.	13,612,830
	Total Agriculture	22,783,065
Beverages - 1.7%
50,786	Coca-Cola Co.	2,807,958
33,510	PepsiCo Inc.	4,957,469
	Total Beverages	7,765,427

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 24.8% - (continued)
Biotechnology - 2.4%
8,300	Amgen Inc.	$1,974,902
125,500	Gilead Sciences Inc.	8,296,805
	Total Biotechnology	10,271,707
Cosmetics/Personal Care - 1.9%
140,843	Unilever PLC	8,448,114
Food - 2.0%
57,550	General Mills Inc.	3,617,593
72,300	Seven & i Holdings Co., Ltd.	3,191,903
1,018,000	Tingyi Cayman Islands Holding Corp.	1,936,087
	Total Food	8,745,583
Healthcare-Products - 0.7%
25,007	Medtronic PLC	3,165,636
Healthcare-Services - 1.5%
9,689	Anthem Inc.	3,858,354
31,769	Fresenius Medical Care AG & Co. KGaA	2,548,468
	Total Healthcare-Services	6,406,822
Household Products/Wares - 0.7%
23,750	Kimberly-Clark Corp.	3,102,462
Pharmaceuticals - 8.7%
100,201	AbbVie Inc.	11,342,753
20,472	AstraZeneca PLC	2,337,674
32,258	Bristol-Myers Squibb Co.	2,119,996
180,798	GlaxoSmithKline PLC	3,449,063
91,835	Merck & Co., Inc.	6,969,358
273,250	Pfizer Inc.	10,582,972
12,580	Sanofi	1,349,422
	Total Pharmaceuticals	38,151,238
	TOTAL CONSUMER NON-CYCLICAL	108,840,054
ENERGY - 9.8%
Oil & Gas - 5.9%
134,943	Chevron Corp.	14,005,734
198,420	Exxon Mobil Corp.	11,581,775
	Total Oil & Gas	25,587,509
Pipelines - 3.9%
242,100	Enbridge Inc.	9,317,091
152,737	Enterprise Products Partners LP	3,606,120
86,350	TC Energy Corp.	4,412,968
	Total Pipelines	17,336,179
	TOTAL ENERGY	42,923,688
FINANCIAL - 14.1%
Banks - 10.0%
277,934	Bank Leumi Le-Israel BM*	2,230,145
53,252	Bank of America Corp.	2,257,352
80,025	Canadian Imperial Bank of Commerce	9,441,293
54,486	Citigroup Inc.	4,288,593
201,075	ING Groep NV	2,799,328
23,229	JPMorgan Chase & Co.	3,815,131
288,675	KeyCorp	6,651,072
128,250	Nordea Bank Abp	1,390,091
279,852	Oversea-Chinese Banking Corp., Ltd.	2,645,204
98,252	Regions Financial Corp.	2,300,079

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 14.1% - (continued)
Banks - 10.0% - (continued)
62,935	Truist Financial Corp.	$3,888,124
41,398	US Bancorp	2,516,170
	Total Banks	44,222,582
Diversified Financial Services - 1.0%
10,799	Deutsche Boerse AG	1,766,672
101,963	Western Union Co.	2,495,035
	Total Diversified Financial Services	4,261,707
Equity Real Estate Investment Trusts (REITs) - 0.6%
53,170	National Retail Properties Inc.	2,464,430
Insurance - 2.5%
48,839	Ageas SA/NV	3,163,783
9,270	Allianz SE, Class Registered Shares	2,461,613
9,353	Everest Re Group Ltd.	2,431,406
6,768	Zurich Insurance Group AG	2,849,407
	Total Insurance	10,906,209
	TOTAL FINANCIAL	61,854,928
INDUSTRIAL - 4.5%
Aerospace/Defense - 1.0%
143,520	BAE Systems PLC	1,072,598
16,635	General Dynamics Corp.	3,159,153
	Total Aerospace/Defense	4,231,751
Engineering & Construction - 0.4%
46,678	Bouygues SA	1,900,686
Miscellaneous Manufacturers - 2.0%
17,475	3M Co.	3,548,124
14,168	Eaton Corp. PLC	2,057,902
17,411	Siemens AG, Class Registered Shares	2,864,293
	Total Miscellaneous Manufacturers	8,470,319
Transportation - 1.1%
73,597	Deutsche Post AG, Class Registered Shares	5,003,648
	TOTAL INDUSTRIAL	19,606,404
TECHNOLOGY - 5.0%
Computers - 1.0%
32,400	International Business Machines Corp.	4,657,176
Semiconductors - 2.4%
7,485	Broadcom Inc.	3,535,390
42,591	Infineon Technologies AG	1,725,178
30,857	Intel Corp.	1,762,552
52,936	Samsung Electronics Co., Ltd.	3,430,907
	Total Semiconductors	10,454,027
Software - 1.6%
13,919	Microsoft Corp.	3,475,296
43,990	Oracle Corp.	3,463,773
	Total Software	6,939,069
	TOTAL TECHNOLOGY	22,050,272
UTILITIES - 10.6%
Electric - 10.6%
37,730	American Electric Power Co., Inc.	3,244,780
68,525	Dominion Energy Inc.	5,217,493
82,380	Duke Energy Corp.	8,256,124
69,977	Evergy Inc.	4,337,874

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - 10.6% - (continued)
Electric - 10.6% - (continued)
607,399	National Grid PLC	$8,096,098
197,550	PPL Corp.	5,750,681
43,225	Public Service Enterprise Group Inc.	2,685,137
140,160	Southern Co.	8,959,027
	Total Electric	46,547,214
	TOTAL UTILITIES	46,547,214
	TOTAL COMMON STOCKS
	(Cost - $321,593,472)	387,806,104
EXCHANGE TRADED FUNDS (ETFs) - 8.6%
644,572	iShares Core Dividend Growth(b)	32,757,149
51,729	iShares Core High Dividend(b)	5,074,615
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $26,445,002)	37,831,764
CONVERTIBLE PREFERRED STOCKS - 1.1%
CONSUMER NON-CYCLICAL - 0.4%
Healthcare-Products - 0.4%
16,270	Avantor Inc., 6.250%	1,621,468
TECHNOLOGY - 0.7%
Semiconductors - 0.7%
2,170	Broadcom Inc., 8.000%	3,300,310
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost - $3,741,476)	4,921,778
EQUITY LINKED NOTE – 0.2%
FINANCIAL – 0.2%
Diversified Financial Services – 0.2%
$18,400	Merrill Lynch International & Co. CV*(a)(c)(d)
	(Cost - $727,238)	847,637
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $352,507,188)	431,407,283

Face Amount†
SHORT-TERM INVESTMENTS - 0.6%
TIME DEPOSITS - 0.6%
9,725	EUR	BNP Paribas - Paris, (0.780)% due 5/31/21	11,860
$188,775		DnB NORBank ASA - Oslo, 0.005% due 6/1/21	188,775
$2,310,176		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	2,310,176
3,139,866	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.310)% due 5/31/21	28,587
		TOTAL TIME DEPOSITS
		(Cost - $2,539,398)	2,539,398
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $2,539,398)	2,539,398

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Equity Income Fund (concluded)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.5%
MONEY MARKET FUND - 0.5%
2,094,168	Federated Government Obligations Fund, Premier Class, 0.025%(e)
	(Cost - $2,094,168)	$2,094,168
	TOTAL INVESTMENTS - 99.4%
	(Cost - $357,140,754)	436,040,849
	Other Assets in Excess of Liabilities - 0.6%	2,589,730
	TOTAL NET ASSETS - 100.0%	$438,630,579

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $847,637 and represents 0.19% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to approximately $847,637 and represents 0.19% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	25.3%
Financial	14.2
Communications	12.1
Utilities	10.7
Energy	9.8
Technology	5.8
Consumer Cyclical	5.6
Industrial	4.5
Basic Materials	2.0
Exchange Traded Funds (ETFs)	8.7
Short-Term Investments	0.8
Money Market Fund	0.5
100.0%

^ As a percentage of total investments.

Currency Abbreviations used in this schedule:
EUR	—	Euro
JPY	—	Japanese Yen

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 92.1%
Australia - 0.5%
773,452	Elmo Software Ltd.*(a)	$2,789,860
306,805	Pro Medicus Ltd.	10,731,813
	Total Australia	13,521,673
Austria - 0.2%
153,381	Erste Group Bank AG	6,364,273
Bermuda - 0.2%
244,090	Golar LNG Ltd.*	3,099,943
182,644	Hiscox Ltd.*	2,031,492
	Total Bermuda	5,131,435
Brazil - 2.3%
1,431,601	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	2,500,325
112,609	Afya Ltd., Class A Shares*	2,636,177
1,116,780	Itau Unibanco Holding SA, ADR	6,365,646
420,573	Localiza Rent a Car SA	4,999,720
1,327,833	Lojas Americanas SA	5,109,647
983,143	Magazine Luiza SA	3,820,981
381,459	Notre Dame Intermedica Participacoes SA	6,422,870
26,042	Pagseguro Digital Ltd., Class A Shares*	1,278,923
197,563	Rede D'Or Sao Luiz SA(b)	2,692,136
140,031	StoneCo Ltd., Class A Shares*	9,237,845
751,797	Suzano SA*	8,879,555
211,428	XP Inc., Class A Shares*	8,385,234
	Total Brazil	62,329,059
Canada - 2.6%
73,874	Agnico Eagle Mines Ltd.	5,321,375
567,404	ARC Resources Ltd.	4,313,680
30,953	Descartes Systems Group Inc.*	1,811,295
83,928	Equitable Group Inc.(a)	9,730,783
99,253	Franco-Nevada Corp.	14,853,838
304,843	Lundin Mining Corp.	3,274,380
39,435	Magna International Inc.	3,966,767
249,143	Real Matters Inc.*	3,418,882
4,100	Shopify Inc., Class A Shares*	5,095,767
104,747	Sun Life Financial Inc.	5,644,627
83,431	TMX Group Ltd.	9,282,087
70,513	Wheaton Precious Metals Corp.	3,384,040
	Total Canada	70,097,521
China - 9.3%
2,212,000	AK Medical Holdings Ltd.	3,946,104
166,196	Alibaba Group Holding Ltd., ADR*	35,559,296
23,376	Baidu Inc., ADR*	4,588,008
818,556	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	7,362,557
721,300	BTG Hotels Group Co., Ltd., Class A Shares(c)	3,203,604
1,579,682	China Conch Venture Holdings Ltd.	7,263,918
1,746,311	China Mengniu Dairy Co., Ltd.*	10,321,309
3,487,262	China Molybdenum Co., Ltd., Class A Shares(c)	3,130,801
2,397,636	China Molybdenum Co., Ltd., Class H Shares(d)	1,602,481
127,006	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	6,854,383
68,175	GDS Holdings Ltd., ADR*	5,128,123
162,598	GDS Holdings Ltd., Class A Shares*	1,520,203
223,550	Glodon Co., Ltd., Class A Shares(c)	2,595,960
660,400	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	5,908,728
209,416	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares*(c)	5,652,097

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
China - 9.3% - (continued)
747,517	Han's Laser Technology Industry Group Co., Ltd., Class A Shares(c)	$4,381,414
774,326	Hua Hong Semiconductor Ltd.*(b)	4,198,823
1,655,407	Kingdee International Software Group Co., Ltd.*	6,291,434
1,074,217	Kingsoft Corp., Ltd	7,243,416
14,700	Kuaishou Technology, Class B Shares*(b)	378,719
14,665	Kweichow Moutai Co., Ltd., Class A Shares(c)	5,138,831
179,565	Lufax Holding Ltd., ADR*(a)	2,188,897
134,197	Meituan, Class B Shares*(b)	4,567,785
495,072	Midea Group Co., Ltd., Class A Shares(c)	6,408,025
761,600	NARI Technology Co., Ltd., Class A Shares(c)	3,622,396
590,239	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	6,443,593
300,373	SF Holding Co., Ltd., Class A Shares(c)	3,293,847
280,458	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	1,528,453
778,000	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(a)(d)	4,033,759
86,320	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	6,570,833
277,035	Shenzhou International Group Holdings Ltd.	7,315,841
4,602,019	Sino Biopharmaceutical Ltd.	5,095,242
424,299	Tencent Holdings Ltd.	32,847,089
12,887	Tencent Holdings Ltd., ADR(a)	1,010,083
832,544	Venustech Group Inc., Class A Shares(c)	4,121,280
116,159	Will Semiconductor Co., Ltd. Shanghai, Class A Shares(c)	5,227,580
1,031,188	Winning Health Technology Group Co., Ltd., Class A Shares(c)	2,680,629
136,000	Wuxi Biologics Cayman Inc.*(b)	2,013,325
88,157	Yum China Holdings Inc.	5,918,469
247,142	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	4,844,030
71,663	Zai Lab Ltd., ADR*	12,731,649
	Total China	254,733,014
Cyprus - 0.3%
74,688	Ozon Holdings PLC, ADR*(a)	3,963,692
53,418	TCS Group Holding PLC, GDR	4,007,616
	Total Cyprus	7,971,308
Denmark - 0.7%
6,180	Genmab AS*	2,512,709
30,095	Jyske Bank AS, Class Registered Shares*	1,556,453
145,542	Novozymes AS, Class B Shares	10,632,428
32,866	Royal Unibrew AS	4,249,362
39,903	Sydbank AS	1,283,047
	Total Denmark	20,233,999
Egypt - 0.6%
18,758,533	Cleopatra Hospital*	4,767,494
9,040,631	Fawry for Banking & Payment Technology Services SAE*(c)	12,191,728
	Total Egypt	16,959,222
Finland - 0.4%
130,820	Musti Group OYJ*	5,027,684
279,266	Talenom OYJ(a)	4,550,188
91,634	Wartsila OYJ Abp	1,239,149
	Total Finland	10,817,021
France - 6.8%
36,394	Air Liquide SA	6,188,507
75,364	Alstom SA*	4,253,651
75,919	Aubay	3,725,662
21,937	Cie Generale des Etablissements Michelin SCA(a)	3,355,409
91,396	Danone SA	6,510,803
7,024	Dassault Aviation SA	8,825,928

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - 6.8% - (continued)
28,751	Dassault Systemes SE(a)	$6,609,929
61,839	Esker SA	17,104,037
94,034	EssilorLuxottica SA(a)@	16,330,583
146,627	Legrand SA(a)	15,365,321
42,856	L'Oreal SA	19,403,053
9,072	LVMH Moet Hennessy Louis Vuitton SE	7,245,375
84,356	Pernod Ricard SA	18,652,623
115,025	Sanofi	12,330,182
143,110	Schneider Electric SE	22,766,718
161,335	Thales SA	16,548,976
	Total France	185,216,757
Germany - 5.5%
10,033	adidas AG	3,654,958
47,419	Atoss Software AG	9,958,005
16,368	Auto1 Group SE*(b)	868,452
68,331	Bayer AG, Class Registered Shares	4,350,886
47,571	Beiersdorf AG	5,643,125
44,428	Deutsche Boerse AG	7,259,627
174,743	Deutsche Wohnen SE	11,122,912
187,280	Elmos Semiconductor SE	7,995,505
120,360	Evotec SE*	5,307,673
251,733	Exasol AG*	5,216,699
119,361	GEA Group AG	5,197,995
143,284	Henkel AG & Co. KGaA	16,524,149
11,377	Hypoport SE*	6,359,770
29,569	Infineon Technologies AG	1,198,393
56,323	Knorr-Bremse AG	6,998,353
26,802	LEG Immobilien SE	3,942,611
62,768	Mensch und Maschine Software SE	4,837,825
7,825	Merck KGaA	1,406,542
37,430	MorphoSys AG*	3,287,922
123,268	Nexus AG	9,719,542
33,574	SAP SE	4,706,175
2,311	Sartorius AG	1,145,594
59,316	Symrise AG, Class A Shares	7,900,362
113,781	TAG Immobilien AG	3,574,084
65,543	TeamViewer AG*	2,566,861
76,703	Vonovia SE	4,812,727
53,415	Zalando SE*(b)	5,704,574
	Total Germany	151,261,321
Greece - 0.2%
477,609	Sarantis SA	5,111,896
Hong Kong - 1.5%
1,135,400	AIA Group Ltd.	15,060,462
1,468,261	Budweiser Brewing Co. APAC Ltd.(b)	5,045,076
714,761	Galaxy Entertainment Group Ltd.*	5,974,636
157,021	New Frontier Health Corp.*(a)	1,782,188
409,211	Techtronic Industries Co., Ltd.	7,712,266
1,550,000	Vitasoy International Holdings Ltd.	6,018,914
	Total Hong Kong	41,593,542
Hungary - 0.2%
107,597	OTP Bank Nyrt*	5,913,011
India - 8.0%
412,279	Aavas Financiers Ltd.*	13,035,068

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
India - 8.0% - (continued)
523,232	Amara Raja Batteries Ltd.	$5,369,189
127,162	Asian Paints Ltd.	5,159,485
726,740	Axis Bank Ltd.*	7,415,459
165,259	Bajaj Finance Ltd.*	12,781,970
670,962	Berger Paints India Ltd.	7,422,678
477,713	Bharti Airtel Ltd.	3,451,556
3,125,379	City Union Bank Ltd.*	7,513,357
113,079	Divi's Laboratories Ltd.*	6,430,317
197,329	Dr Lal PathLabs Ltd.	7,638,576
64,027	Dr Reddy's Laboratories Ltd.	4,591,530
22,086	Dr Reddy's Laboratories Ltd., ADR	1,576,278
2,068,542	Edelweiss Financial Services Ltd.	1,856,953
128,619	Godrej Properties Ltd.*	2,413,013
584,438	Gulf Oil Lubricants India Ltd.	5,771,697
291,686	HDFC Bank Ltd.*	6,059,955
282,091	Hemisphere Properties India Ltd.*	515,495
113,322	Hindustan Unilever Ltd.	3,629,635
566,963	Housing Development Finance Corp., Ltd	19,861,827
182,072	ICICI Lombard General Insurance Co., Ltd.(b)	3,743,528
2,782,988	JM Financial Ltd.	3,375,649
74,528	Jubilant Foodworks Ltd.*	3,206,891
256,348	Kotak Mahindra Bank Ltd.*	6,376,411
38,041	Maruti Suzuki India Ltd.	3,658,554
663,348	Max Financial Services Ltd.*	8,562,984
486,691	Metropolis Healthcare Ltd.	16,943,999
239,298	Muthoot Finance Ltd.	4,182,714
812,069	Nippon Life India Asset Management Ltd.(b)	3,906,461
4,446,836	NTPC Ltd.	6,685,240
441,030	Reliance Industries Ltd.(e)	12,384,158
347,671	SBI Life Insurance Co., Ltd.(b)	4,685,645
197,205	Supreme Industries Ltd.	6,095,653
347,465	Tata Communications Ltd.	5,025,454
497,004	Tata Consumer Products Ltd.	4,491,101
184,514	Titan Co., Ltd.	4,014,179
	Total India	219,832,659
Indonesia - 0.7%
33,436,800	Ace Hardware Indonesia Tbk PT	3,486,248
21,713,716	Bank BTPN Syariah Tbk PT	4,024,603
3,246,800	Bank Central Asia Tbk PT	7,198,936
58,429,700	Sarana Menara Nusantara Tbk PT@	4,803,276
	Total Indonesia	19,513,063
Ireland - 0.7%
198,718	Experian PLC	7,615,546
37,812	Kerry Group PLC, Class A Shares	5,124,602
47,462	Ryanair Holdings PLC, ADR*	5,541,188
	Total Ireland	18,281,336
Israel - 0.5%
1,910,304	Nayax Ltd.*	6,114,854
54,516	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,522,547
15,413	Wix.com Ltd.*	4,005,222
	Total Israel	13,642,623
Italy - 0.7%
581,625	Banca Mediolanum SpA	5,614,360
23,420	DiaSorin SpA	4,117,922

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - 0.7% - (continued)
182,618	Gruppo MutuiOnline SpA	$9,288,315
	Total Italy	19,020,597
Japan - 13.8%
556,316	Avant Corp.	7,763,526
218,570	BASE Inc.*(a)	3,395,747
241,700	Chiba Bank Ltd.	1,573,599
108,472	Commerce One Holdings Inc.*	2,336,498
99,700	Cybozu Inc.	2,203,996
103,700	Direct Marketing MiX Inc.	3,344,369
16,400	Disco Corp.	4,999,701
206,000	eGuarantee Inc.	4,046,587
70,400	Ezaki Glico Co., Ltd.	2,708,607
102,300	Freee KK*	7,621,025
218,500	Fujitsu General Ltd.	5,358,796
237,100	Hachijuni Bank Ltd.	820,205
233,589	Hennge KK*(a)	10,651,490
9,500	Hikari Tsushin Inc.	1,886,572
59,010	Hirose Electric Co., Ltd.	8,444,188
45,100	Hoshizaki Corp.	4,087,227
90,500	IR Japan Holdings Ltd.	11,558,217
134,200	Ito En Ltd.	7,606,762
524,100	Japan Elevator Service Holdings Co., Ltd.	11,070,017
192,100	Kansai Paint Co., Ltd.	5,199,913
216,600	Kao Corp.	13,318,513
8,205	Keyence Corp.	4,055,760
92,100	Kobayashi Pharmaceutical Co., Ltd.	8,162,943
10,400	Kose Corp.	1,663,905
36,700	Kusuri no Aoki Holdings Co., Ltd.	2,582,576
90,600	Lion Corp.	1,597,648
399,300	Mebuki Financial Group Inc.	865,001
212,800	Medley Inc.*(a)	8,255,480
58,900	MedPeer Inc.*	2,619,815
5,732	Miroku Jyoho Service Co., Ltd.	84,511
79,100	Murata Manufacturing Co., Ltd.	6,010,950
223,500	Nihon Jyoho Create Co., Ltd.*(a)	4,058,458
168,100	Nihon Kohden Corp.	4,771,818
441,300	Nippon Telegraph & Telephone Corp.	11,906,460
23,800	Nissin Foods Holdings Co., Ltd.	1,727,215
173,700	Nomura Research Institute Ltd.	5,546,489
355,400	North Pacific Bank Ltd.	818,624
202,100	NTT Data Corp.	3,271,958
32,200	Obic Co., Ltd.	6,050,842
63,500	Omron Corp.	5,027,284
83,300	ORIX Corp.	1,461,487
252,600	Otsuka Holdings Co., Ltd.	10,570,706
212,500	Outsourcing Inc.	3,878,922
159,800	Pan Pacific International Holdings Corp.	3,195,046
241,000	Persol Holdings Co., Ltd.	4,687,635
841,961	Prestige International Inc.	5,266,148
93,200	Prored Partners Co., Ltd.*(a)	2,511,351
184,100	Raccoon Holdings Inc.	4,576,813
564,904	Rakus Co., Ltd.	10,498,060
192,400	Rohto Pharmaceutical Co., Ltd.	4,766,361
414,900	Santen Pharmaceutical Co., Ltd.	5,533,480
95,700	Secom Co., Ltd.	7,579,375

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - 13.8% - (continued)
161,200	SERAKU Co., Ltd.	$3,157,843
143,000	Seven & i Holdings Co., Ltd.	6,307,134
294,200	Shimadzu Corp.	10,442,878
17,900	Shiseido Co., Ltd.	1,293,710
403,473	SIGMAXYZ Inc.	7,687,548
12,800	SMC Corp.	7,694,854
132,238	SMS Co., Ltd.	3,673,266
51,600	Sohgo Security Services Co., Ltd.	2,418,506
74,200	Sony Group Corp.	7,372,506
143,500	Stanley Electric Co., Ltd.	4,310,059
75,000	Suzuki Motor Corp.	3,289,400
516,100	Systena Corp.	9,352,612
200,440	Takeda Pharmaceutical Co., Ltd.	6,869,889
66,200	Temairazu Inc.	4,011,280
147,600	Terumo Corp.	5,706,310
163,500	Toyo Suisan Kaisha Ltd.	6,668,379
220,200	ValueCommerce Co., Ltd.	6,140,065
159,600	WealthNavi Inc.*	6,292,343
140,000	Yokogawa Electric Corp.	2,273,476
1,531,000	Z Holdings Corp.	7,320,649
	Total Japan	375,881,383
Jersey, Channel Islands - 0.3%
756,238	JTC PLC	6,970,726
Mexico - 0.9%
1,187,696	Grupo Mexico SAB de CV, Class B Shares	5,701,060
2,294,108	Qualitas Controladora SAB de CV	12,618,818
1,815,029	Wal-Mart de Mexico SAB de CV	5,795,152
	Total Mexico	24,115,030
Netherlands - 2.8%
923	Adyen NV*(b)	2,139,705
85,877	Akzo Nobel NV	10,959,275
23,299	ASML Holding NV	15,681,462
33,919	Core Laboratories NV	1,417,814
40,253	Euronext NV(b)	4,276,929
81,330	Heineken NV	9,728,069
198,681	Koninklijke Philips NV(a)@	11,216,366
31,129	NXP Semiconductors NV	6,581,293
116,846	Prosus NV*	12,085,766
22,980	Wolters Kluwer NV	2,205,663
	Total Netherlands	76,292,342
Norway - 0.8%
1,121,089	LINK Mobility Group Holding ASA*	5,098,971
139,439	Medistim ASA(c)	4,571,095
923,015	Pexip Holding ASA*	8,194,121
864,534	Zaptec AS*	4,427,270
	Total Norway	22,291,457
Philippines - 0.5%
4,319,382	Ayala Land Inc.	3,120,224
1,367,744	BDO Unibank Inc.	2,915,266
2,953,368	Philippine Seven Corp.(c)	6,435,595
115,040	SM Investments Corp.	2,358,444
	Total Philippines	14,829,529
Poland - 0.4%
275,260	InPost SA*	5,353,045

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Poland - 0.4% - (continued)
549,919	Powszechny Zaklad Ubezpieczen SA*	$5,526,120
	Total Poland	10,879,165
Portugal - 0.7%
793,186	Galp Energia SGPS SA	9,952,899
423,350	Jeronimo Martins SGPS SA	8,191,585
	Total Portugal	18,144,484
Russia - 1.5%
322,796	Fix Price Group Ltd., GDR*(b)(c)(e)	2,630,787
54,325	Fix Price Group Ltd., GDR*	442,749
274,542	HeadHunter Group PLC, ADR*	11,302,894
47,540	Novatek PJSC, GDR	9,468,701
8,463	Polyus PJSC	1,834,371
845	Polyus PJSC, GDR	91,869
11,567	Polyus PJSC, GDR(c)	1,256,176
117,007	Sberbank of Russia PJSC, ADR (listed in UK)	1,976,047
477,411	Sberbank of Russia PJSC, ADR (listed in US)	8,058,698
50,555	Yandex NV, Class A Shares*	3,414,485
	Total Russia	40,476,777
Singapore - 0.2%
3,481,500	Sheng Siong Group Ltd.	4,184,074
South Africa - 0.8%
36,413	Capitec Bank Holdings Ltd.	4,375,123
77,281	Naspers Ltd., Class N Shares	16,998,185
	Total South Africa	21,373,308
South Korea - 3.8%
54,555	KINX Inc.	3,044,995
97,350	Korea Shipbuilding & Offshore Engineering Co., Ltd.*(a)	12,489,724
101,084	LEENO Industrial Inc.(a)	15,031,707
3,807	LG Household & Health Care Ltd.	5,225,473
39,121	NAVER Corp.	12,565,756
573,596	NICE Information Service Co., Ltd.	11,865,928
622,885	Samsung Electronics Co., Ltd.	44,760,257
	Total South Korea	104,983,840
Spain - 0.4%
135,538	Amadeus IT Group SA*	10,233,689
Sweden - 1.4%
122,108	Assa Abloy AB, Class B Shares	3,762,603
129,008	Cellavision AB	5,399,677
194,470	Epiroc AB, Class A Shares	4,435,402
111,000	Essity AB, Class B Shares	3,842,511
133,936	Fortnox AB	6,777,919
333,715	Swedbank AB, Class A Shares	6,123,145
183,234	Vitec Software Group AB, Class B Shares	8,102,344
	Total Sweden	38,443,601
Switzerland - 5.7%
52,342	Alcon Inc.	3,649,635
1,254	Barry Callebaut AG, Class Registered Shares	2,854,970
146	Chocoladefabriken Lindt & Spruengli AG	1,378,297
50,105	Cie Financiere Richemont SA, Class Registered Shares	6,083,912
7,170	Geberit AG, Class Registered Shares	5,199,213
5,050	Givaudan SA, Class Registered Shares	22,589,593
2,216,406	Glencore PLC*	10,097,555
187,555	Julius Baer Group Ltd.	12,788,250
19,022	Lonza Group AG, Class Registered Shares	12,309,416
359,205	Nestle SA, Class Registered Shares	44,367,618
11,438	PolyPeptide Group AG*(b)	972,643

Schedules of Investments
May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - 5.7% - (continued)
10,989	Roche Holding AG	$3,850,532
20,295	Schindler Holding AG	6,029,812
3,465	SGS SA, Class Registered Shares	10,826,251
18,349	Sika AG, Class Registered Shares	5,899,384
12,519	Temenos AG, Class Registered Shares	1,936,195
226,532	UBS Group AG, Class Registered Shares	3,698,615
	Total Switzerland	154,531,891
Taiwan - 3.9%
1,188,000	Bioteque Corp.	4,997,222
603,073	Chief Telecom Inc.	6,758,123
722,000	Delta Electronics Inc.	7,592,606
306,820	Poya International Co., Ltd.*	6,000,965
1,247,000	Taiwan Semiconductor Manufacturing Co., Ltd.	26,536,602
372,635	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,732,444
264,981	Voltronic Power Technology Corp.	12,049,717
	Total Taiwan	107,667,679
Thailand - 0.5%
2,277,500	CP ALL PCL, Class F Shares(c)	4,427,460
2,605,500	TQM Corp. PCL, Class F Shares(c)	9,713,304
	Total Thailand	14,140,764
United Arab Emirates - 0.3%
1,343,847	Network International Holdings PLC*(b)	7,600,374
United Kingdom - 8.7%
416,128	Amcor PLC	4,894,824
186,010	AstraZeneca PLC, ADR(a)	10,559,788
332,512	Avon Rubber PLC	14,605,950
894,205	boohoo Group PLC*	4,047,784
153,387	Burberry Group PLC*	4,638,492
1,052,484	Bytes Technology Group PLC*	7,464,453
188,832	Compass Group PLC*	4,302,887
27,210	Croda International PLC	2,696,058
379,800	Deliveroo PLC*(c)(e)@	1,287,323
201,087	Deliveroo PLC, Class A Shares*(b)	717,452
334,882	Diageo PLC	16,166,114
2,137,828	dotdigital group PLC	6,777,735
308,180	FDM Group Holdings PLC	4,338,567
357,972	Future PLC	14,400,873
488,260	GB Group PLC	6,475,425
191,655	Halma PLC	7,074,707
62,222	Hargreaves Lansdown PLC	1,461,030
96,568	HomeServe PLC	1,279,491
388,871	IMI PLC	9,161,321
85,608	Intertek Group PLC	6,590,969
4,735,688	Johnson Service Group PLC*	11,430,679
27,287	Linde PLC	8,207,722
91,845	London Stock Exchange Group PLC	9,860,028
293,552	Mortgage Advice Bureau Holdings Ltd.(c)	4,935,415
309,651	Patisserie Holdings PLC*(c)(e)	4,395
157,668	Reckitt Benckiser Group PLC	14,241,910
386,562	Smith & Nephew PLC	8,433,004
107,544	Spectris PLC	4,896,032
59,687	Spirax-Sarco Engineering PLC	10,745,959
1,404,281	Strix Group PLC	5,913,910
244,924	THG PLC*	2,116,700

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - 8.7% - (continued)
208,190	Unilever PLC	$12,476,533
963,233	YouGov PLC	15,444,826
	Total United Kingdom	237,648,356
United States - 2.8%
17,685	ACM Research Inc., Class A Shares*	1,343,706
55,903	Analog Devices Inc.	9,201,634
32,195	ANSYS Inc.*	10,879,978
153,588	Cadence Design Systems Inc.*	19,504,140
101,528	Colgate-Palmolive Co.	8,506,016
123,673	DD3 Acquisition Corp. II Forward Shares*(b)(c)(e)	14,841
24,735	DD3 Acquisition Corp. II Founders Shares*(b)(c)(e)	178,587
1,830	DD3 Acquisition Corp. II Private Units*(b)(c)(e)	18,519
19,370	Nordson Corp.	4,294,135
40,402	Philip Morris International Inc.	3,895,965
18,123	Texas Instruments Inc.	3,440,108
36,500	Visa Inc., Class A Shares	8,296,450
55,759	Waste Connections Inc.	6,771,373
	Total United States	76,345,452
	TOTAL COMMON STOCKS (Cost - $1,708,739,318)	2,514,579,251
EXCHANGE TRADED FUNDS (ETFs) - 4.5%
United States - 4.5%
822,267	iShares Core MSCI Emerging Markets	54,804,095
1,256,435	iShares MSCI EAFE Value(a)	67,734,411
	Total United States	122,538,506
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $109,818,714)	122,538,506
WARRANT - 0.0%
Switzerland - 0.0%
96,408	Cie Financiere Richemont SA*(c)	62,164
	(Cost - $0)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,818,558,032)	2,637,179,921

Schedules of Investments
May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.5%
TIME DEPOSITS - 3.5%
$12,753,841		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.005% due 6/1/21	$12,753,841
		BNP Paribas SA - Paris:
508,737	CHF	(1.360)% due 5/31/21	565,577
1,503,832	EUR	(0.780)% due 5/31/21	1,833,923
31,105,698		0.005% due 6/1/21	31,105,698
		Brown Brothers Harriman - Grand Cayman:
457	DKK	(0.550)% due 5/31/21	75
2	JPY	(0.310)% due 5/31/21	-
4,154,440	SEK	(0.270)% due 5/31/21	500,288
35	AUD	(0.200)% due 5/31/21	27
20	NOK	(0.130)% due 5/31/21	2
4	HKD	0.000% due 5/31/21	-
4	NZD	0.005% due 5/31/21	3
46,812	CAD	0.010% due 5/31/21	38,768
10,494,943	ZAR	3.500% due 5/31/21	761,615
41,524	GBP	Citibank - London, 0.005% due 6/1/21	58,931
8,595,263	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.00% due 5/31/21	1,107,516
772	SGD	Hong Kong & Shanghai Bank - Singapor, 0.005% due 5/31/21	584
45,287,762		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	45,287,762
85,513,903	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.310)% due 5/31/21	778,567
		TOTAL TIME DEPOSITS (Cost - $94,793,177)	94,793,177

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.6%
MONEY MARKET FUND - 3.6%
101,299,111	Federated Government Obligations Fund, Premier Class, 0.025%(f) (Cost - $101,299,111)	$101,299,111
	TOTAL INVESTMENTS - 103.7% (Cost - $2,014,650,320)	2,833,272,209
	Liabilities in Excess of Other Assets - (3.7)%	(101,269,730)
	TOTAL NET ASSETS - 100.0%	$2,732,002,479

Schedules of Investments
May 28, 2021# (unaudited)

Destinations International Equity Fund (continued)

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $58,325,563 and represents of net assets.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to approximately $128,724,384 and represents 4.71% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Deliveroo PLC	3/31/21	$1,081,309	$1,287,323	0.05%
EssilorLuxottica SA	3/22/21	68,587	16,330,583	0.60%
Koninklijke Philips NV	4/27/21	210,993	11,216,366	0.40%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	4,803,276	0.18%
Total			$33,637,548	1.23%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	25.5%
Technology	15.0
Financial	13.8
Industrial	12.0
Communications	9.0
Consumer Cyclical	6.6
Basic Materials	5.4
Energy	1.5
Utilities	0.2
Exchange Traded Funds (ETFs)	4.3
Short-Term Investments	3.4
Money Market Fund	3.3
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations International Equity Fund (concluded)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
108	CHF	664,632	Julius Baer Group Ltd.	GSC	6/18/21	$64.00	$4,082
87	EUR	19,142	EBS GmbH	MSC	7/16/21	36.00	3,958
106	CHF	652,324	Julius Baer Gruppe AG	MSC	9/17/21	68.00	10,317
			TOTAL OPTIONS CONTRACTS WRITTEN
			(Premiums received — $26,643)				$18,357

At May 28, 2021, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	795,000,000	CITI	$7,242,507	8/19/21	$275,949	$–	$275,949
Japanese Yen	1,563,100,000	HSBC	14,239,953	8/19/21	550,715	–	550,715
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$826,664	$–	$826,664

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
MSC	—	Morgan Stanley

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 26.5%
Basic Materials - 0.3%
$255,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 1.850% due 5/15/27	$262,189
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	223,518
500,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000% (b)	506,255
	DuPont de Nemours Inc., Senior Unsecured Notes:
1,270,000	4.205% due 11/15/23	1,380,738
175,000	5.419% due 11/15/48	232,640
410,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	446,679
375,000	Glencore Funding LLC, Company Guaranteed Notes, 1.625% due 4/27/26(a)	374,966
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(a)	102,374
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	143,975
215,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 4.250% due 12/15/25(a)	217,739
400,000	LYB International Finance III LLC, Company Guaranteed Notes, 3.800% due 10/1/60	397,788
400,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	449,280
85,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(a)	89,250
	POSCO, Senior Unsecured Notes:
600,000	2.375% due 1/17/23	614,592
300,000	2.750% due 7/15/24	316,180
30,000	SCIH Salt Holdings Inc., Senior Unsecured Notes, 6.625% due 5/1/29(a)	29,775
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	46,800
20,000	Tronox Inc., Company Guaranteed Notes, 4.625% due 3/15/29(a)	20,486
485,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	515,055
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	359,000
400,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	341,200
	Total Basic Materials	7,070,479
Communications - 3.2%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	200,000
1,290,000	Alphabet Inc., Senior Unsecured Notes, 2.050% due 8/15/50	1,088,990
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	49,125
	AT&T Inc., Senior Unsecured Notes:
725,000	1.700% due 3/25/26	731,477
6,261,000	4.350% due 3/1/29	7,161,308
115,000	2.750% due 6/1/31	116,483
470,000	2.250% due 2/1/32	452,093
1,070,000	2.550% due 12/1/33(a)	1,033,447
585,000	3.650% due 6/1/51	584,358
225,000	3.300% due 2/1/52	208,281
1,450,000	3.500% due 2/1/61	1,360,470
150,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	159,187
200,000	Baidu Inc., Senior Unsecured Notes, 3.425% due 4/7/30	211,651
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
265,000	4.750% due 3/1/30(a)	274,835
125,000	4.500% due 8/15/30(a)	127,379
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	127,031

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 3.2% - (continued)
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
$410,000	4.908% due 7/23/25	$466,229
360,000	4.200% due 3/15/28	402,447
570,000	2.300% due 2/1/32	535,003
6,745,000	4.800% due 3/1/50	7,402,786
165,000	3.900% due 6/1/52	158,180
100,000	4.400% due 12/1/61	101,129
	Clear Channel Outdoor Holdings Inc.:
15,000	Company Guaranteed Notes, 7.750% due 4/15/28(a)	15,367
50,000	Senior Unsecured Notes, 7.500% due 6/1/29(a)	49,870
	Comcast Corp., Company Guaranteed Notes:
3,015,000	3.750% due 4/1/40	3,308,725
375,000	4.700% due 10/15/48	464,483
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	85,677
85,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	86,487
	Cox Communications Inc., Senior Unsecured Notes:
430,000	2.600% due 6/15/31(a)	428,070
120,000	8.375% due 3/1/39(a)	195,644
2,306,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	2,598,855
	CSC Holdings LLC, Senior Unsecured Notes:
295,000	5.750% due 1/15/30(a)	307,921
200,000	4.625% due 12/1/30(a)	193,780
	Digicel Group Holdings Ltd.:
54,430	Senior Unsecured Notes, 8.000% due 4/1/25(a)(c)	45,857
80,771	Subordinated Notes, 7.000% (a)(b)(c)	60,578
	Discovery Communications LLC, Company Guaranteed Notes:
60,000	5.300% due 5/15/49	71,386
880,000	4.650% due 5/15/50	977,329
85,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29(a)	84,328
130,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	146,900
105,000	Endure Digital Inc., Senior Unsecured Notes, 6.000% due 2/15/29(a)	100,800
550,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	592,565
	Frontier Communications Holdings LLC:
	Secured Notes:
60,000	6.750% due 5/1/29(a)	62,735
9,900	5.875% due 11/1/29	9,964
	Senior Secured Notes:
45,000	5.875% due 10/15/27(a)	47,812
90,000	5.000% due 5/1/28(a)	92,250
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	137,700
190,000	Gray Television Inc., Company Guaranteed Notes, 7.000% due 5/15/27(a)	205,437
120,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(a)	11,400
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	26,732
110,000	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 5.500% due 8/1/23(d)	64,075
	KT Corp., Senior Unsecured Notes:
200,000	1.000% due 9/1/25	198,550
400,000	2.500% due 7/18/26	420,948
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	38,568
75,666	Ligado Networks LLC, Senior Secured Notes, 15.500% due 11/1/23(a)(c)	75,344
65,000	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	66,945
	Lumen Technologies Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(a)	126,562
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	139,852

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 3.2% - (continued)
$65,000	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	$66,625
1,010,000	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	1,006,826
440,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	437,182
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	111,100
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	41,100
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	48,625
165,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	170,363
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	606,149
2,726,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	3,121,270
5,478,000	TD Ameritrade Holding Corp., Senior Unsecured Notes, 2.750% due 10/1/29	5,785,446
300,000	Telefonica Emisiones SA, Company Guaranteed Notes, 4.895% due 3/6/48	343,843
130,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	123,663
	Tencent Holdings Ltd., Senior Unsecured Notes:
705,000	3.975% due 4/11/29(a)	775,140
500,000	2.390% due 6/3/30(a)	492,357
200,000	2.880% due 4/22/31(a)	203,348
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	58,850
	T-Mobile USA Inc.:
	Company Guaranteed Notes:
680,000	2.250% due 2/15/26	685,746
45,000	3.375% due 4/15/29	45,792
35,000	3.375% due 4/15/29(a)	35,616
40,000	2.875% due 2/15/31	38,574
	Senior Secured Notes:
650,000	3.500% due 4/15/25	705,416
1,975,000	3.875% due 4/15/30	2,164,719
2,010,000	3.000% due 2/15/41	1,884,978
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	36,969
	Uber Technologies Inc., Company Guaranteed Notes:
130,000	8.000% due 11/1/26(a)	140,373
70,000	7.500% due 9/15/27(a)	76,650
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(a)	75,902
	Verizon Communications Inc., Senior Unsecured Notes:
9,346,000	1.750% due 1/20/31	8,783,156
3,610,000	4.500% due 8/10/33	4,240,212
120,000	2.650% due 11/20/40	110,564
2,075,000	3.400% due 3/22/41	2,110,137
1,545,000	ViacomCBS Inc., Senior Unsecured Notes, 4.950% due 1/15/31	1,830,385
165,000	Viasat Inc., Senior Unsecured Notes, 6.500% due 7/15/28(a)	174,735
65,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	66,169
	Total Communications	71,089,365
Consumer Cyclical - 2.0%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	148,750
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	5,499,037
135,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	144,819
	Asbury Automotive Group Inc., Company Guaranteed Notes:
38,000	4.500% due 3/1/28	39,158
38,000	4.750% due 3/1/30	39,710
	AutoZone Inc., Senior Unsecured Notes:
365,000	3.625% due 4/15/25	399,672
1,702,000	1.650% due 1/15/31	1,584,244

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 2.0% - (continued)
$265,000	Bally's Corp., Company Guaranteed Notes, 6.750% due 6/1/27(a)	$281,809
35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	34,519
125,000	Boyd Gaming Corp., Senior Unsecured Notes, 4.750% due 6/15/31(a)	126,287
150,000	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	154,935
165,000	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	173,897
200,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	201,662
45,000	Carlson Travel Inc., Senior Secured Notes, 6.750% due 12/15/25(a)	38,362
	Carnival Corp.:
65,000	Senior Secured Notes, 11.500% due 4/1/23(a)	74,372
80,000	Senior Unsecured Notes, 5.750% due 3/1/27(a)	85,000
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	66,950
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	284,952
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	123,740
666,875	Continental Airlines Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	703,630
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	47,812
20,000	4.250% due 9/1/30	20,632
110,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	116,187
425,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	461,774
420,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	465,360
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	68,250
	Ford Motor Co., Senior Unsecured Notes:
70,000	9.000% due 4/22/25	85,524
170,000	7.450% due 7/16/31	214,625
35,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	37,975
800,000	General Motors Co., Senior Unsecured Notes, 6.125% due 10/1/25	951,020
800,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 1.184% (3-Month USD-LIBOR + 0.990%) due 1/5/23(e)	807,786
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	111,956
	Golden Nugget Inc.:
50,000	Company Guaranteed Notes, 8.750% due 10/1/25(a)	52,722
280,000	Senior Unsecured Notes, 6.750% due 10/15/24(a)	282,598
85,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31(a)	86,819
50,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	50,312
	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
10,000	5.375% due 5/1/25(a)	10,528
10,000	5.750% due 5/1/28(a)	10,762
	Home Depot Inc., Senior Unsecured Notes:
1,055,000	3.300% due 4/15/40	1,109,990
375,000	3.900% due 6/15/47	424,912
430,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(a)	454,998
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	163,138
	IRB Holding Corp.:
230,000	Company Guaranteed Notes, 6.750% due 2/15/26(a)	237,762
100,000	Senior Secured Notes, 7.000% due 6/15/25(a)	108,040
100,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	102,000
340,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	360,104
100,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	102,250
95,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	98,395
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	322,788
80,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	81,443
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	136,500
40,000	Magic Mergeco Inc., Senior Unsecured Notes, 7.875% due 5/1/29(a)	40,870

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 2.0% - (continued)
$455,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	$453,698
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	139,650
	McDonald's Corp., Senior Unsecured Notes:
170,000	3.350% due 4/1/23	179,148
815,000	4.200% due 4/1/50	940,219
175,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	175,289
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	125,250
85,000	NCL Corp., Ltd, Company Guaranteed Notes, 5.875% due 3/15/26(a)	88,613
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(a)	210,254
200,000	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	208,636
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	258,900
35,000	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	36,190
80,000	Scientific Games International Inc., Company Guaranteed Notes, 8.250% due 3/15/26(a)	85,989
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	161,402
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(a)	282,100
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	7,312,073
	SRS Distribution Inc.:
110,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	112,200
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	70,644
	Staples Inc.:
65,000	Senior Secured Notes, 7.500% due 4/15/26(a)	67,418
40,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	40,950
305,000	Starbucks Corp., Senior Unsecured Notes, 3.800% due 8/15/25	339,094
4,750,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	5,527,826
70,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	70,732
130,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 4.500% due 3/15/29(a)	132,218
50,000	Tempur Sealy International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	50,101
85,000	Tenneco Inc., Senior Secured Notes, 5.125% due 4/15/29(a)	85,000
	United Airlines Inc., Senior Secured Notes:
30,000	4.375% due 4/15/26(a)	31,088
105,000	4.625% due 4/15/29(a)	108,480
2,100,694	United Airlines Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	2,062,855
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	347,400
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	58,375
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,997,392
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	125,004
50,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	50,272
114,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(a)	111,720
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	143,150
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	139,038
	Total Consumer Cyclical	43,159,705
Consumer Non-cyclical - 3.0%
	AbbVie Inc., Senior Unsecured Notes:
695,000	3.450% due 3/15/22	708,779
450,000	3.850% due 6/15/24	489,450
380,000	2.950% due 11/21/26	407,810
105,000	3.200% due 11/21/29	112,623
6,523,000	4.250% due 11/21/49	7,512,436
300,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	290,027

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
$200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.375% due 7/3/29	$211,040
120,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	112,350
1,465,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(a)	1,553,582
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	137,808
255,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	281,137
	Altria Group Inc., Company Guaranteed Notes:
340,000	2.350% due 5/6/25	356,066
330,000	2.450% due 2/4/32	312,436
195,000	3.875% due 9/16/46	185,692
	Amgen Inc., Senior Unsecured Notes:
340,000	2.200% due 2/21/27	354,023
450,000	2.450% due 2/21/30	457,244
3,500,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	4,195,972
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	4.439% due 10/6/48	386,265
345,000	5.550% due 1/23/49	450,978
1,010,000	4.750% due 4/15/58	1,179,526
	Anthem Inc., Senior Unsecured Notes:
435,000	3.300% due 1/15/23	455,438
780,000	3.500% due 8/15/24	845,377
175,000	5.100% due 1/15/44	222,023
355,000	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	387,549
	Astrazeneca Finance LLC, Company Guaranteed Notes:
1,010,000	1.200% due 5/28/26	1,011,081
690,000	1.750% due 5/28/28	689,338
85,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 9/15/27	87,763
	BAT Capital Corp., Company Guaranteed Notes:
475,000	2.259% due 3/25/28	467,370
650,000	3.462% due 9/6/29	676,344
475,000	2.726% due 3/25/31	457,308
705,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	703,532
	Bausch Health Cos. Inc.:
	Company Guaranteed Notes:
60,000	6.250% due 2/15/29(a)	58,650
135,000	5.250% due 1/30/30(a)	124,369
58,000	Senior Secured Notes, 7.000% due 3/15/24(a)	59,212
90,000	Bausch Health Cos., Inc., Senior Secured Notes, 4.875% due 6/1/28(a)	90,729
280,000	Baxter International Inc., Senior Unsecured Notes, 3.950% due 4/1/30	317,550
210,000	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	235,307
692,000	Becton Dickinson & Co., Senior Unsecured Notes, 2.894% due 6/6/22	708,834
1,615,000	Boston Scientific Corp., Senior Unsecured Notes, 3.750% due 3/1/26	1,797,694
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
71,000	2.900% due 7/26/24	76,120
780,000	0.750% due 11/13/25	775,650
460,000	2.550% due 11/13/50	418,284
460,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	459,443
100,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 5.000% due 7/15/27(a)	104,300
	Centene Corp., Senior Unsecured Notes:
80,000	3.000% due 10/15/30	80,000
80,000	2.500% due 3/1/31	76,640

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
$95,000	6.000% due 1/15/29(a)	$99,405
85,000	4.750% due 2/15/31(a)	83,343
70,000	Secured Notes, 6.875% due 4/15/29(a)	71,453
	Cigna Corp.:
	Company Guaranteed Notes:
460,000	1.074% (3-Month USD-LIBOR + 0.890%) due 7/15/23(e)	466,277
280,000	3.050% due 10/15/27	302,643
380,000	4.900% due 12/15/48	473,402
1,235,000	Senior Unsecured Notes, 1.250% due 3/15/26	1,237,871
1,555,000	Coca-Cola Co., Senior Unsecured Notes, 2.250% due 1/5/32	1,560,950
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	344,392
	Constellation Brands Inc.:
	Company Guaranteed Notes:
165,000	3.600% due 2/15/28	181,242
280,000	3.150% due 8/1/29	296,465
160,000	Senior Unsecured Notes, 2.875% due 5/1/30	165,595
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	54,711
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	96,342
	CVS Health Corp., Senior Unsecured Notes:
947,000	4.780% due 3/25/38	1,127,614
885,000	5.050% due 3/25/48	1,092,333
1,269,006	CVS Pass-Through Trust, Pass-Thru Certificates, 6.943% due 1/10/30	1,552,489
85,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	86,691
1,040,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	1,027,284
90,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	88,443
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	67,113
20,000	4.750% due 2/1/30	20,975
165,000	4.625% due 4/1/31	175,016
75,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	73,969
510,000	Equifax Inc., Senior Unsecured Notes, 2.600% due 12/15/25	540,751
235,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 2.600% due 4/15/30	243,746
	Garda World Security Corp.:
	Senior Unsecured Notes:
200,000	8.750% due 5/15/25(a)	208,750
100,000	6.000% due 6/1/29(a)	99,119
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	219,450
670,000	General Mills Inc., Senior Unsecured Notes, 2.875% due 4/15/30	700,945
	Gilead Sciences Inc., Senior Unsecured Notes:
170,000	2.500% due 9/1/23	177,272
1,285,000	1.650% due 10/1/30	1,217,366
925,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	1,025,449
795,000	Global Payments Inc., Senior Unsecured Notes, 2.900% due 5/15/30	815,088
200,000	HCA Inc., Senior Secured Notes, 4.125% due 6/15/29	223,911
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	165,416
105,000	Hill-Rom Holdings Inc., Company Guaranteed Notes, 4.375% due 9/15/27(a)	108,800
	Hormel Foods Corp., Senior Unsecured Notes:
165,000	0.650% due 6/3/24	165,078
75,000	1.700% due 6/3/28	74,789

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
$45,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Company Guaranteed Notes, 3.750% due 12/1/31(a)	$45,581
435,000	Johnson & Johnson, Senior Unsecured Notes, 3.550% due 3/1/36	497,056
	Kraft Heinz Foods Co., Company Guaranteed Notes:
150,000	5.000% due 7/15/35	177,098
4,167,000	4.625% due 10/1/39	4,658,202
420,000	5.200% due 7/15/45	495,955
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
115,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	117,013
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	218,494
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	144,456
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	77,625
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	102,244
80,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	78,786
725,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	674,567
240,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	238,838
25,000	NESCO Holdings II Inc., Secured Notes, 5.500% due 4/15/29(a)	25,781
264,000	New York & Presbyterian Hospital, Unsecured Notes, 4.763% due 8/1/16	341,301
540,000	Novartis Capital Corp., Company Guaranteed Notes, 2.000% due 2/14/27	562,131
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
17,000	7.375% due 6/1/25(a)	18,212
129,000	7.250% due 2/1/28(a)	140,288
540,000	PepsiCo Inc., Senior Unsecured Notes, 3.625% due 3/19/50	600,141
720,000	Pfizer Inc., Senior Unsecured Notes, 1.700% due 5/28/30	704,243
45,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 12/15/29(a)	48,063
100,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	100,045
400,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.125% due 9/5/29	402,278
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	329,535
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	175,400
70,000	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	74,900
	Royalty Pharma PLC, Company Guaranteed Notes:
1,810,000	2.200% due 9/2/30(a)	1,739,827
445,000	3.300% due 9/2/40(a)	432,096
180,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	185,850
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	87,750
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	230,230
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	321,586
425,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(a)	467,211
	Spectrum Brands Inc., Company Guaranteed Notes:
130,000	5.000% due 10/1/29(a)	137,150
80,000	3.875% due 3/15/31(a)	77,799
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	315,533
	Sysco Corp., Company Guaranteed Notes:
200,000	3.250% due 7/15/27	217,497
225,000	3.300% due 2/15/50	218,895
200,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	195,161
	Tenet Healthcare Corp.:
	Senior Secured Notes:
80,000	5.125% due 11/1/27(a)	83,502
125,000	4.250% due 6/1/29(a)	124,954
255,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	266,870
200,000	Secured Notes, 6.250% due 2/1/27(a)	208,500
85,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	85,230
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	144,609

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	United Rentals North America Inc., Company Guaranteed Notes:
$15,000	5.250% due 1/15/30	$16,370
25,000	3.875% due 2/15/31	25,125
	UnitedHealth Group Inc., Senior Unsecured Notes:
1,270,000	2.375% due 8/15/24	1,343,808
490,000	2.300% due 5/15/31	492,240
70,000	3.500% due 8/15/39	75,786
	US Foods Inc.:
75,000	Company Guaranteed Notes, 4.750% due 2/15/29(a)	74,813
15,000	Senior Secured Notes, 6.250% due 4/15/25(a)	15,893
130,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25(a)	131,995
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(a)	153,338
	Total Consumer Non-cyclical	66,730,948
Energy - 2.2%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	69,631
250,000	AI Candelaria Spain SLU, Senior Secured Notes, 5.750% due 6/15/33(a)	250,000
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	108,173
70,000	Antero Resources Corp., Senior Unsecured Notes, 5.375% due 3/1/30(a)	70,267
	Apache Corp., Senior Unsecured Notes:
70,000	4.625% due 11/15/25	74,286
135,000	4.375% due 10/15/28	138,487
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	640,524
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	59,469
	BP Capital Markets America Inc., Company Guaranteed Notes:
565,000	3.633% due 4/6/30	626,814
255,000	2.939% due 6/4/51	235,681
425,000	3.379% due 2/8/61	411,447
445,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.950% due 1/15/23	462,391
5,250,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	5,820,858
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	91,648
180,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Company Guaranteed Notes, 6.500% due 3/15/26(a)	187,875
40,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	42,700
340,720	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	349,696
215,000	Enable Midstream Partners LP, Company Guaranteed Notes, 5.000% due 5/15/44	224,174
90,000	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 6.625% due 7/15/25(a)	95,413
	Energy Transfer LP, Senior Unsecured Notes:
220,000	4.750% due 1/15/26	246,723
330,000	3.900% due 7/15/26	360,794
1,260,000	4.900% due 3/15/35	1,406,283
345,000	5.950% due 10/1/43	410,542
630,000	6.250% due 4/15/49	786,290
	Enterprise Products Operating LLC, Company Guaranteed Notes:
420,000	3.750% due 2/15/25	459,654
6,000,000	4.150% due 10/16/28	6,816,772
1,010,000	4.800% due 2/1/49	1,193,190
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	54,957
85,000	4.750% due 1/15/31(a)	85,531
80,000	EQT Corp., Senior Unsecured Notes, 8.500% due 2/1/30	104,000

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.2% - (continued)
$630,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	$690,608
95,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	85,870
	Exxon Mobil Corp., Senior Unsecured Notes:
295,000	2.992% due 3/19/25	318,481
570,000	4.227% due 3/19/40	658,350
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
400,000	2.160% due 3/31/34(a)	394,782
500,000	2.625% due 3/31/36	490,018
700,000	2.940% due 9/30/40(a)	693,047
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	171,500
600,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	516,006
	Gulfport Energy Corp., :
175,000	6.375% due 5/15/25(f)	7,000
51,000	8.000% due 5/17/26	55,080
220,000	Halliburton Co., Senior Unsecured Notes, 2.920% due 3/1/30	224,214
620,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	824,633
	Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	5.625% due 2/15/26(a)	165,866
145,000	5.125% due 6/15/28(a)	152,134
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	199,500
85,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 5.375% due 2/1/29(a)	85,232
200,000	Investment Energy Resources Ltd., Senior Secured Notes, 6.250% due 4/26/29(a)	215,000
560,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.700% due 5/1/25	634,428
	MEG Energy Corp., Company Guaranteed Notes:
175,000	7.125% due 2/1/27(a)	187,688
20,000	5.875% due 2/1/29(a)	20,800
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	105,600
	MPLX LP, Senior Unsecured Notes:
6,838,000	1.285% (3-Month USD-LIBOR + 1.100%) due 9/9/22(e)	6,842,171
225,000	1.750% due 3/1/26	227,983
315,000	4.125% due 3/1/27	352,919
210,000	4.000% due 3/15/28	232,772
360,000	4.700% due 4/15/48	401,496
140,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	145,683
90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	79,403
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	283,802
80,000	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	81,300
	Occidental Petroleum Corp., Senior Unsecured Notes:
95,000	8.000% due 7/15/25	111,730
225,000	6.625% due 9/1/30	257,832
205,000	6.125% due 1/1/31	227,376
45,000	6.450% due 9/15/36	50,689
45,000	6.600% due 3/15/46	49,221
80,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	106,663
140,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	141,008
95,000	Parkland Corp., Company Guaranteed Notes, 4.500% due 10/1/29(a)	96,425
40,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	29,500

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.2% - (continued)
$59,000	Peabody Energy Corp., Senior Secured Notes, 8.500% due 12/31/24(a)(c)	$37,170
550,000	Petrobras Global Finance BV, Company Guaranteed Notes, 6.750% due 6/3/50	618,475
65,000	PIC AU Holdings LLC/PIC AU Holdings Corp., Senior Secured Notes, 10.000% due 12/31/24(a)	62,888
280,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	277,516
200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 2.587% due 6/10/27(a)	206,577
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(a)	114,400
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
320,000	5.000% due 3/15/27	370,615
200,000	4.500% due 5/15/30	226,709
3,530,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	3,637,590
645,000	Shell International Finance BV, Company Guaranteed Notes, 3.250% due 4/6/50	657,010
140,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	144,900
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
105,000	6.000% due 4/15/27	109,725
55,000	4.500% due 5/15/29(a)	54,645
240,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.875% due 2/1/31(a)	250,800
480,000	Total Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	481,817
360,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.100% due 3/15/49	453,455
50,000	Transocean Inc., Company Guaranteed Notes, 11.500% due 1/30/27(a)	49,772
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	291,750
542,283	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	547,712
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	341,153
295,000	Valero Energy Corp., Senior Unsecured Notes, 2.850% due 4/15/25	313,031
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	130,000
4,000	Weatherford International Ltd., Company Guaranteed Notes, 11.000% due 12/1/24(a)	4,056
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	4.350% due 2/1/25	156,375
155,000	5.300% due 2/1/30	170,888
215,000	Williams Cos. Inc., Senior Unsecured Notes, 3.750% due 6/15/27	238,469
	Total Energy	48,445,578
Financial - 9.2%
95,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 4.250% due 2/15/29(a)	92,776
430,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	455,935
590,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	544,576
135,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	139,387
515,000	American Express Co., Senior Unsecured Notes, 4.200% due 11/6/25	585,036
1,575,000	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	1,665,283
3,700,000	American Tower Trust #1, Asset Backed, 3.070% due 3/15/23(a)	3,731,627
	AssuredPartners Inc., Senior Unsecured Notes:
160,000	7.000% due 8/15/25(a)	163,300
25,000	5.625% due 1/15/29(a)	24,812
425,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	432,793
	Avolon Holdings Funding Ltd.:
155,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	159,028
295,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	291,616
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (a)(b)(e)	205,500
	Banco de Credito del Peru, Subordinated Notes:
200,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)(e)	197,502
250,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(e)	246,877

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 9.2% - (continued)
$350,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	$366,629
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(a)(e)	200,002
200,000	Banco General SA, Junior Subordinated Notes, 5.250% (5-Year CMT Index + 3.665%) (a)(b)(e)	203,250
600,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(e)	588,000
	Banco Macro SA, Subordinated Notes:
200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)(e)	160,002
650,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(e)	520,007
600,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%) (b)(e)	673,806
500,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729%) (b)(e)	525,000
	Bank of America Corp., Senior Unsecured Notes:
2,375,000	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(e)	2,500,998
1,365,000	1.658% (SOFRRATE + 0.910%) due 3/11/27(e)	1,384,302
1,535,000	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(e)	1,687,736
885,000	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(e)	987,224
1,000,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(e)	1,121,536
690,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(e)	659,350
6,075,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(e)	5,803,727
900,000	3.311% (SOFRRATE + 1.580%) due 4/22/42(e)	921,173
2,345,000	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(e)	2,670,064
	Bank of New York Mellon Corp., Senior Unsecured Notes:
455,000	2.100% due 10/24/24	478,762
555,000	2.450% due 8/17/26	588,849
420,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.400% due 2/11/24	452,173
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.375% due 1/12/26	5,628,901
1,045,000	BBVA USA, Senior Unsecured Notes, 2.500% due 8/27/24	1,103,282
500,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	517,550
525,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.200% due 8/15/48	623,406
1,170,000	BlackRock Inc., Senior Unsecured Notes, 1.900% due 1/28/31	1,148,609
	BNP Paribas SA, Senior Unsecured Notes:
935,000	2.219% (SOFRRATE + 2.074%) due 6/9/26(a)(e)	967,150
495,000	1.323% (SOFRRATE + 1.004%) due 1/13/27(a)(e)	489,908
845,000	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	851,424
	Boston Properties LP, Senior Unsecured Notes:
665,000	3.650% due 2/1/26	735,409
3,000,000	2.750% due 10/1/26	3,211,642
2,983,000	3.400% due 6/21/29	3,186,472
185,000	Brighthouse Financial Global Funding, Senior Secured Notes, 1.000% due 4/12/24(a)	185,814
310,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	304,191
	CIMB Bank Bhd, Senior Unsecured Notes:
200,000	3.263% due 3/15/22	203,720
200,000	0.974% (3-Month USD-LIBOR + 0.780%) due 10/9/24(e)	201,159

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 9.2% - (continued)
	Citigroup Inc., Senior Unsecured Notes:
$805,000	2.876% (3-Month USD-LIBOR + 0.950%) due 7/24/23(e)	$828,618
990,000	0.981% (SOFRRATE + 0.669%) due 5/1/25(e)	996,071
550,000	3.700% due 1/12/26	610,489
5,000,000	3.106% (SOFRRATE + 2.842%) due 4/8/26(e)	5,365,871
815,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(e)	900,747
1,830,000	4.412% (SOFRRATE + 3.914%) due 3/31/31(e)	2,104,279
5,000,000	Credit Suisse Group AG, Senior Unsecured Notes, 4.194% (SOFRRATE + 3.730%) due 4/1/31(a)(e)	5,560,884
	Crown Castle International Corp., Senior Unsecured Notes:
3,000,000	3.800% due 2/15/28	3,307,795
395,000	4.300% due 2/15/29	447,062
	DBS Group Holdings Ltd.:
200,000	Senior Unsecured Notes, 0.796% (3-Month USD-LIBOR + 0.620%) due 7/25/22(e)	201,161
300,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(e)	324,321
400,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	449,019
	Equinix Inc., Senior Unsecured Notes:
115,000	1.800% due 7/15/27	115,701
210,000	2.000% due 5/15/28	209,812
495,000	2.500% due 5/15/31	493,015
1,225,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	1,210,396
6,017,000	ERP Operating LP, Senior Unsecured Notes, 3.375% due 6/1/25	6,525,401
555,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.375% due 1/28/25	583,652
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	6,367,911
900,000	GE Capital Funding LLC, Company Guaranteed Notes, 4.400% due 5/15/30	1,034,759
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(a)	204,002
150,000	8.500% due 5/2/23	153,002
209,392	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(c)	209,392
260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	300,063
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,150,000	2.905% (3-Month USD-LIBOR + 0.990%) due 7/24/23(e)	1,182,466
920,000	1.326% (3-Month USD-LIBOR + 1.170%) due 5/15/26(e)	945,756
540,000	3.500% due 11/16/26	590,006
6,865,000	1.431% (SOFRRATE + 0.798%) due 3/9/27(e)	6,871,838
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(e)	286,383
1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(e)	1,753,476
590,000	6.250% due 2/1/41	848,310
470,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	470,384
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	65,982
	HSBC Holdings PLC, Senior Unsecured Notes:
1,950,000	3.033% (3-Month USD-LIBOR + 0.923%) due 11/22/23(e)	2,026,246
315,000	0.976% (SOFRRATE + 0.708%) due 5/24/25(e)	316,327
1,685,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(e)	1,929,858
1,400,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(e)	1,545,170
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	71,750
100,000	4.500% due 2/15/31(a)	99,375
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	109,751
200,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 4.625% (5-Year CMT Index + 3.222%) (b)(e)	194,650

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 9.2% - (continued)
	JPMorgan Chase & Co., Senior Unsecured Notes:
$2,760,000	3.300% due 4/1/26	$3,029,940
4,170,000	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(e)	4,663,500
730,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(e)	799,884
5,817,000	2.522% (SOFRRATE + 2.040%) due 4/22/31(e)	5,898,818
1,150,000	2.580% (SOFRRATE + 1.250%) due 4/22/32(e)	1,158,727
560,000	3.157% (SOFRRATE + 1.460%) due 4/22/42(e)	563,159
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940%) (b)(e)	526,875
575,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	594,566
15,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.125% due 4/1/28(a)	14,812
875,000	Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(e)	930,107
700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(e)	706,986
555,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	692,472
	Massachusetts Mutual Life Insurance Co., Subordinated Notes:
440,000	3.375% due 4/15/50(a)	438,517
150,000	3.729% due 10/15/70(a)	150,010
405,000	Mastercard Inc., Senior Unsecured Notes, 2.950% due 3/15/51	402,759
470,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 0.871% (3-Month USD-LIBOR + 0.740%) due 3/2/23(e)	473,756
	Morgan Stanley, Senior Unsecured Notes:
875,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(e)	929,162
2,145,000	3.700% due 10/23/24	2,354,721
1,120,000	1.593% (SOFRRATE + 0.879%) due 5/4/27(e)	1,130,284
5,031,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(e)	5,564,742
3,600,000	2.699% (SOFRATE + 1.143%) due 1/22/31(e)	3,715,176
675,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(e)	643,482
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
30,000	6.000% due 1/15/27(a)	30,937
150,000	5.500% due 8/15/28(a)	148,500
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	101,750
140,000	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	149,238
	NFP Corp.:
	Senior Secured Notes:
20,000	7.000% due 5/15/25(a)	21,925
60,000	4.875% due 8/15/28(a)	60,150
135,000	Senior Unsecured Notes, 6.875% due 8/15/28(a)	139,528
400,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	400,917
725,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(a)	803,176
	Office Properties Income Trust, Senior Unsecured Notes:
1,230,000	4.250% due 5/15/24	1,312,223
3,995,000	4.500% due 2/1/25	4,307,288
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	133,831
40,000	6.625% due 1/15/28	45,392
90,000	5.375% due 11/15/29	95,737
800,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	874,344
60,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	62,124
	PennyMac Financial Services Inc., Company Guaranteed Notes:
95,000	5.375% due 10/15/25(a)	99,750
50,000	4.250% due 2/15/29(a)	48,500

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 9.2% - (continued)
$500,000	PNC Bank N.A., Subordinated Notes, 2.700% due 10/22/29	$517,942
435,000	Progressive Corp., Senior Unsecured Notes, 3.200% due 3/26/30	470,155
	Realogy Group LLC/Realogy Co.-Issuer Corp.:
65,000	Company Guaranteed Notes, 5.750% due 1/15/29(a)	67,910
105,000	Secured Notes, 7.625% due 6/15/25(a)	113,794
980,000	Royal Bank of Canada, Senior Unsecured Notes, 2.550% due 7/16/24	1,038,492
	Santander Holdings USA Inc., Senior Unsecured Notes:
605,000	3.700% due 3/28/22	619,715
435,000	3.400% due 1/18/23	453,379
2,992,000	SBA Tower Trust, Asset Backed, 3.722% due 4/11/23(a)	3,029,803
250,000	Shinhan Financial Group Co., Ltd., Junior Subordinated Notes, 2.875% (5-Year CMT Index + 2.064%) (a)(b)(e)	248,382
	Simon Property Group LP, Senior Unsecured Notes:
3,000,000	3.500% due 9/1/25	3,289,397
1,126,000	3.250% due 9/13/49	1,071,821
7,000,000	Standard Chartered PLC, Senior Unsecured Notes, 1.456% (1-Year CMT Index + 1.000%) due 1/14/27(a)(e)	6,920,851
1,470,000	State Street Corp., Senior Unsecured Notes, 3.776% (3-Month USD-LIBOR + 0.770%) due 12/3/24(e)	1,592,315
355,000	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 0.930% (3-Month USD-LIBOR + 0.740%) due 1/17/23(e)	358,017
4,000,000	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.850% due 3/25/24(a)	4,017,702
	Temasek Financial I Ltd., Company Guaranteed Notes:
800,000	1.000% due 10/6/30(a)	735,658
250,000	1.000% due 10/6/30	229,893
1,254,000	UBS Group AG, Senior Unsecured Notes, 1.364% (1-Year CMT Index + 1.080%) due 1/30/27(a)(e)	1,249,899
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	5,480,486
823,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (b)(e)	625,480
	United Overseas Bank Ltd.:
300,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (b)(e)	310,641
400,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(e)	402,128
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	69,300
5,480,000	Ventas Realty LP, Company Guaranteed Notes, 3.500% due 2/1/25	5,940,993
175,000	VEREIT Operating Partnership LP, Company Guaranteed Notes, 2.850% due 12/15/32	178,268
25,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 3.750% due 2/15/27(a)	25,281
220,000	Visa Inc., Senior Unsecured Notes, 4.300% due 12/14/45	269,686
170,000	Vornado Realty LP, Senior Unsecured Notes, 2.150% due 6/1/26	171,468
	Weingarten Realty Investors, Senior Unsecured Notes:
1,012,000	3.500% due 4/15/23	1,058,741
300,000	4.450% due 1/15/24	324,779
	Wells Fargo & Co.:
	Senior Unsecured Notes:
2,295,000	2.406% (SOFRRATE + 1.087%) due 10/30/25(e)	2,413,646
620,000	3.000% due 4/22/26	671,082
425,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(e)	469,587
495,000	5.013% (SOFRRATE + 4.502%) due 4/4/51(e)	653,155
360,000	Subordinated Notes, 4.900% due 11/17/45	440,675
390,000	Welltower Inc., Senior Unsecured Notes, 2.700% due 2/15/27	414,274
40,000	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(a)	40,300

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 9.2% - (continued)
	Willis North America Inc., Company Guaranteed Notes:
$775,000	2.950% due 9/15/29	$813,392
445,000	3.875% due 9/15/49	484,876
400,000	Woori Bank, Junior Subordinated Notes, 4.250% (5-Year CMT Index + 2.664%) (b)(e)	415,200
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(a)	105,793
90,000	4.875% due 6/1/29(a)	91,467
	Total Financial	200,712,014
Government - 0.0%
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	322,639
500,000	Malaysia Wakala Sukuk Bhd, Senior Unsecured Notes, 3.075% due 4/28/51(a)	502,676
	Total Government	825,315
Industrial - 1.9%
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(a)	135,486
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	197,000
415,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	459,054
65,000	Atkore Inc., Senior Unsecured Notes, 4.250% due 6/1/31(a)	64,460
455,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24(a)	456,952
	Boeing Co., Senior Unsecured Notes:
1,025,000	5.040% due 5/1/27	1,181,636
460,000	2.950% due 2/1/30	464,243
105,000	Bombardier Inc., Senior Unsecured Notes, 6.000% due 10/15/22(a)	105,131
	Builders FirstSource Inc.:
140,000	Company Guaranteed Notes, 5.000% due 3/1/30(a)	145,790
58,000	Senior Secured Notes, 6.750% due 6/1/27(a)	62,060
	Carrier Global Corp., Senior Unsecured Notes:
270,000	2.242% due 2/15/25	282,289
5,210,000	3.577% due 4/5/50	5,294,582
415,000	Caterpillar Inc., Senior Unsecured Notes, 2.600% due 4/9/30	436,374
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	48,744
160,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	170,800
470,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	474,467
	FedEx Corp., Company Guaranteed Notes:
390,000	4.250% due 5/15/30	447,013
185,000	4.750% due 11/15/45	223,064
50,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 5.500% due 5/1/28(a)	51,899
255,000	General Dynamics Corp., Company Guaranteed Notes, 4.250% due 4/1/40	301,941
	General Electric Co., Senior Unsecured Notes:
685,000	3.625% due 5/1/30	752,363
345,000	5.875% due 1/14/38	456,630
180,000	6.875% due 1/10/39	261,955
210,000	GFL Environmental Inc., Company Guaranteed Notes, 4.000% due 8/1/28(a)	202,637
70,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	71,631
105,000	Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(a)	105,073
885,000	Honeywell International Inc., Senior Unsecured Notes, 1.950% due 6/1/30	885,468
85,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(a)	87,762
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	244,200
730,000	John Deere Capital Corp., Senior Unsecured Notes, 1.750% due 3/9/27	750,504
30,000	Kenan Advantage Group Inc., Senior Unsecured Notes, 7.875% due 7/31/23(a)	30,027
505,000	L3Harris Technologies Inc., Senior Unsecured Notes, 3.850% due 6/15/23	537,992
300,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.090% due 9/15/52	357,654

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.9% - (continued)
$145,000	Norfolk Southern Corp., Senior Unsecured Notes, 3.400% due 11/1/49	$148,191
	Northrop Grumman Corp., Senior Unsecured Notes:
4,875,000	2.930% due 1/15/25	5,214,936
665,000	5.150% due 5/1/40	851,422
1,365,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,393,034
200,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(a)	225,276
	Raytheon Technologies Corp., Senior Unsecured Notes:
1,765,000	3.125% due 5/4/27	1,914,125
1,457,000	6.700% due 8/1/28	1,881,984
1,305,000	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.200% due 3/11/26(a)	1,306,092
678,668	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(d)(g)	174,757
145,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	162,762
690,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	682,166
55,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	57,003
360,000	Trane Technologies Luxembourg Finance SA, Company Guaranteed Notes, 4.500% due 3/21/49	434,997
	TransDigm Inc.:
	Company Guaranteed Notes:
125,000	5.500% due 11/15/27	130,313
75,000	4.875% due 5/1/29(a)	74,094
	Senior Secured Notes:
35,000	8.000% due 12/15/25(a)	37,856
220,000	6.250% due 3/15/26(a)	231,898
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	142,800
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	111,453
55,000	Secured Notes, 6.250% due 9/15/24(a)	55,971
	Union Pacific Corp., Senior Unsecured Notes:
740,000	2.375% due 5/20/31	741,759
2,075,000	3.950% due 8/15/59	2,247,055
705,000	2.973% due 9/16/62(a)	634,177
200,000	Vertical US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	208,000
510,000	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26(a)	509,266
210,000	Waste Management Inc., Company Guaranteed Notes, 2.000% due 6/1/29	210,477
130,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	132,275
	WRKCo Inc., Company Guaranteed Notes:
415,000	3.750% due 3/15/25	456,203
5,245,000	3.900% due 6/1/28	5,871,890
	Total Industrial	41,989,113
Technology - 2.1%
545,000	Activision Blizzard Inc., Senior Unsecured Notes, 2.500% due 9/15/50	464,244
	Apple Inc., Senior Unsecured Notes:
5,130,000	1.125% due 5/11/25	5,204,925
240,000	1.200% due 2/8/28	235,210
975,000	1.250% due 8/20/30	918,453
1,090,000	3.850% due 5/4/43	1,242,670
240,000	2.650% due 2/8/51	224,178
205,000	Ascend Learning LLC, Senior Unsecured Notes, 6.875% due 8/1/25(a)	208,844
45,000	Austin BidCo Inc., Senior Unsecured Notes, 7.125% due 12/15/28(a)	45,000
60,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(a)	63,525

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology – 2.1% - (continued)
$15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	$16,089
	Broadcom Inc.:
4,035,000	Company Guaranteed Notes, 4.110% due 9/15/28	4,458,108
1,162,000	Senior Unsecured Notes, 3.419% due 4/15/33(a)	1,185,020
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	46,631
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	129,062
385,000	Dell International LLC/EMC Corp., Senior Secured Notes, 6.020% due 6/15/26(a)	458,980
1,195,000	Fidelity National Information Services Inc., Senior Unsecured Notes, 2.250% due 3/1/31	1,170,482
2,325,000	Fiserv Inc., Senior Unsecured Notes, 2.250% due 6/1/27	2,403,750
5,794,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 0.914% (3-Month USD-LIBOR + 0.720%) due 10/5/21(e)	5,794,950
	Intel Corp., Senior Unsecured Notes:
335,000	2.450% due 11/15/29	347,680
810,000	3.250% due 11/15/49	820,822
	International Business Machines Corp., Senior Unsecured Notes:
215,000	3.300% due 5/15/26	236,628
1,430,000	1.950% due 5/15/30	1,408,754
	Marvell Technology Inc., Company Guaranteed Notes:
795,000	2.450% due 4/15/28(a)	800,149
610,000	2.950% due 4/15/31(a)	617,342
770,000	Microchip Technology Inc., Senior Secured Notes, 2.670% due 9/1/23(a)	802,580
580,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	580,514
235,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	242,589
	NVIDIA Corp., Senior Unsecured Notes:
1,065,000	2.850% due 4/1/30	1,133,769
50,000	3.500% due 4/1/40	54,450
2,200,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24(a)	2,436,347
	Oracle Corp., Senior Unsecured Notes:
520,000	1.900% due 9/15/21	521,851
1,140,000	2.300% due 3/25/28	1,164,231
650,000	2.875% due 3/25/31	665,877
1,960,000	3.600% due 4/1/50	1,929,320
355,000	3.950% due 3/25/51	368,669
230,000	4.100% due 3/25/61	240,864
10,000	Rackspace Technology Global Inc., Company Guaranteed Notes, 5.375% due 12/1/28(a)	10,091
395,000	Roper Technologies Inc., Senior Unsecured Notes, 4.200% due 9/15/28	450,046
220,000	salesforce.com Inc., Senior Unsecured Notes, 3.250% due 4/11/23	231,846
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	62,344
75,000	Seagate HDD Cayman, Company Guaranteed Notes, 3.375% due 7/15/31(a)	71,063
6,680,000	Xilinx Inc., Senior Unsecured Notes, 2.375% due 6/1/30	6,698,249
	Total Technology	46,166,196
Utilities - 2.6%
310,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	308,390
300,000	AES Andres BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	309,375
200,000	AES Gener SA, Junior Subordinated Notes, 6.350% (5-Year CMT Index + 4.917%) due 10/7/79(a)(e)	212,754
425,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	451,622
1,065,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	1,192,099
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
775,000	6.125% due 4/1/36	1,055,086
1,100,000	5.950% due 5/15/37	1,483,690

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 2.6% - (continued)
	Calpine Corp.:
	Senior Unsecured Notes:
$60,000	5.125% due 3/15/28(a)	$60,450
75,000	4.625% due 2/1/29(a)	73,125
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	96,069
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	163,500
70,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 4.973% due 5/1/46	79,753
360,000	Commonwealth Edison Co., 1st Mortgage Notes, 4.000% due 3/1/48	414,681
470,000	Dominion Energy Inc., Senior Unsecured Notes, 3.900% due 10/1/25	521,191
500,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	687,735
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
545,000	2.550% due 4/15/31	559,669
1,590,000	5.300% due 2/15/40	2,096,803
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,955,177
645,000	2.650% due 9/1/26	682,764
208,650	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	208,650
900,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	674,632
216,000	Empresa Generadora de Electricidad Itabo SA, Company Guaranteed Notes, 7.950% due 5/11/26	222,480
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	196,040
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	204,453
495,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	490,312
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	908,830
172,353	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	174,507
510,000	Georgia Power Co., Senior Unsecured Notes, 2.100% due 7/30/23	528,467
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	780,053
200,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31(a)	201,400
	Korea East-West Power Co., Ltd., Senior Unsecured Notes:
200,000	1.750% due 5/6/25(a)	204,153
400,000	1.750% due 5/6/25	408,305
729,600	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	850,896
	Minejesa Capital BV, Senior Secured Notes:
600,000	4.625% due 8/10/30	624,300
300,000	5.625% due 8/10/37	311,250
155,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	195,759
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
6,920,000	0.685% (3-Month USD-LIBOR + 0.550%) due 8/28/21(e)	6,922,275
445,000	2.750% due 5/1/25	473,700
1,175,000	2.250% due 6/1/30	1,170,280
1,375,000	NiSource Inc., Senior Unsecured Notes, 3.600% due 5/1/30	1,503,322
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	191,750
920,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	1,121,406
	Pacific Gas & Electric Co.:
1,730,000	1st Mortgage Notes, 2.500% due 2/1/31	1,598,908
265,000	Senior Secured Notes, 1.367% due 3/10/23	265,220
140,000	PacifiCorp, 1st Mortgage Notes, 3.300% due 3/15/51	142,862
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	74,625
140,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	142,846
	Puget Energy Inc., Senior Secured Notes:
735,000	3.650% due 5/15/25	793,441
830,000	4.100% due 6/15/30	915,511

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 2.6% - (continued)
	Sempra Energy, Senior Unsecured Notes:
$1,395,000	3.400% due 2/1/28	$1,516,097
6,932,000	4.000% due 2/1/48	7,488,787
185,827	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	207,484
	Southern California Edison Co., 1st Mortgage Notes:
330,000	2.850% due 8/1/29	339,781
970,000	4.125% due 3/1/48	1,002,942
5,000,000	4.875% due 3/1/49	5,776,270
2,745,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	3,003,176
300,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	313,998
	Total Utilities	57,553,101
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $595,743,741)	583,741,814
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2%
523,604	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)(g)	530,154
750,000	Alen Mortgage Trust, Series 2021-ACEN, Class D, 3.201% (1-Month USD-LIBOR + 3.100%) due 4/15/34(a)(e)	749,999
	Alternative Loan Trust:
844,141	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	840,871
6,558,618	Series 2005-7CB, Class 2A2, 4.958% (1-Month USD-LIBOR + 5.050%) due 3/1/38(e)(h)	810,702
6,558,618	Series 2005-7CB, Class 2A5, 0.542% (1-Month USD-LIBOR + 0.450%) due 3/1/38(e)	5,413,729
3,265,355	Series 2007-4CB, Class 1A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 4/25/37(e)	2,629,979
	Angel Oak Mortgage Trust:
1,178,825	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(e)	1,180,376
1,152,284	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(e)	1,149,773
835,000	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(e)	839,295
	Angel Oak Mortgage Trust I LLC:
463,126	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(e)	466,225
658,812	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(e)	662,493
629,117	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(e)	631,938
744,246	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 1.001% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(e)	743,346
	BANK:
12,093,554	Series 2017-BNK4, Class XA, 1.392% due 5/15/50(e)(h)	710,339
16,086,834	Series 2018-BN10, Class XA, 0.727% due 2/15/61(e)(h)	665,046
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	7,398,916
12,706,589	Series 2021-BN32, Class XA, 0.785% due 4/15/54(e)(h)	770,716
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 1.301% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(e)	177,890
203,000	Series 2017-DELC, Class D, 1.801% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(e)	202,752
408,000	Series 2017-DELC, Class E, 2.601% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(e)	405,454
407,000	Series 2017-DELC, Class F, 3.601% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(e)	396,779
1,236,000	Series 2018-TALL, Class F, 3.336% (1-Month USD-LIBOR + 3.235%) due 3/15/37(a)(e)	1,116,777
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,881,794

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (continued)
$1,485,143	Series 2020-C7, Class XA, 1.630% due 4/15/53(e)(h)	$157,381
	BBCMS Trust:
103,488	Series 2018-BXH, Class A, 1.101% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(e)	103,673
1,083,000	Series 2018-CBM, Class A, 1.101% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(e)	1,085,141
3,393,486	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 2.959% due 2/25/36(e)	2,857,387
	Benchmark Mortgage Trust:
35,430,733	Series 2018-B7, Class XA, 0.439% due 5/15/53(e)(h)	899,689
2,374,155	Series 2020-B22, Class XA, 1.522% due 1/15/54(e)(h)	284,971
997,000	BHMS, Series 2018-ATLS, Class A, 1.351% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(e)	996,982
3,634,843	BRAVO Residential Funding Trust, Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)	3,642,105
	BX Commercial Mortgage Trust:
7,734,000	Series 2018-BIOA, Class D, 1.422% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(e)	7,746,276
4,445,000	Series 2018-IND, Class D, 1.401% (1-Month USD-LIBOR + 1.300%) due 11/15/35(a)(e)	4,446,333
280,000	Series 2018-IND, Class E, 1.801% (1-Month USD-LIBOR + 1.700%) due 11/15/35(a)(e)	280,084
599,557	Series 2019-XL, Class D, 1.551% (1-Month USD-LIBOR + 1.450%) due 10/15/36(a)(e)	599,918
3,972,064	Series 2019-XL, Class E, 1.901% (1-Month USD-LIBOR + 1.800%) due 10/15/36(a)(e)	3,974,557
3,466,188	Series 2019-XL, Class F, 2.101% (1-Month USD-LIBOR + 2.000%) due 10/15/36(a)(e)	3,468,469
	BX Trust:
175,664	Series 2017-SLCT, Class D, 2.151% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(e)	175,996
474,300	Series 2017-SLCT, Class E, 3.251% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(e)	475,482
112,516	Series 2018-EXCL, Class A, 1.189% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(e)	109,837
903,000	Series 2018-GW, Class A, 0.901% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(e)	903,834
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(e)	1,596,078
1,400,000	Series 2021-MFM1, Class D, 1.601% (1-Month USD-LIBOR + 1.500%) due 1/15/34(a)(e)	1,399,999
366,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.171% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(e)	366,685
354,675	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)(g)	357,650
19,768,725	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.285% due 5/10/50(e)(h)	1,047,464
15,882,518	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.590% due 6/15/50(e)(h)	1,053,799
2,724,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 2.101% (1-Month USD-LIBOR + 2.000%) due 11/15/36(a)(e)	2,711,973
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,557,671
34,024,456	Series 2015-GC35, Class XA, 0.777% due 11/10/48(e)(h)	895,782
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	8,205,355

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (continued)
	Citigroup Mortgage Loan Trust:
$5,747,458	Series 2018-A, Class A1, 4.000% due 1/25/68(a)(e)	$5,759,285
2,463,052	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(e)	2,484,363
3,250,750	Cold Storage Trust, Series 2020-ICE5, Class B, 1.401% (1-Month USD-LIBOR + 1.300%) due 11/15/37(a)(e)	3,267,757
586,530	COLT Mortgage Loan Trust, Series 2021-2R, Class A1, 0.798% due 7/27/54(a)(e)(g)	585,203
	Commercial Mortgage Trust:
200,428,219	Series 2013-CR9, Class XA, 0.067% due 7/10/45(e)(h)	189,465
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,147,246
800,000	Series 2016-DC2, Class C, 4.672% due 2/10/49(e)	859,795
5,650,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	5,636,259
1,150,000	Series 2020-CX, Class C, 2.683% due 11/10/46(a)(e)	1,158,090
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(e)	3,767,328
	Credit Suisse Commercial Mortgage Capital Trust:
710,572	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(e)	710,255
482,300	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(e)	482,859
	Credit Suisse Mortgage Capital Certificates:
110,000	Series 2019-ICE4, Class C, 1.531% (1-Month USD-LIBOR + 1.430%) due 5/15/36(a)(e)	110,132
6,885,000	Series 2019-ICE4, Class E, 2.251% (1-Month USD-LIBOR + 2.150%) due 5/15/36(a)(e)	6,898,139
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	2,153,600
1,205,000	Series 2018-C14, Class C, 4.890% due 11/15/51(e)	1,333,044
2,084,504	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,649,122
	CSMC:
555,000	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	573,422
443,041	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(e)	442,572
1,589,918	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(e)	1,593,224
	DBGS Mortgage Trust:
1,856,278	Series 2018-BIOD, Class B, 0.989% (1-Month USD-LIBOR + 0.888%) due 5/15/35(a)(e)	1,856,819
4,529,318	Series 2018-BIOD, Class E, 1.801% (1-Month USD-LIBOR + 1.700%) due 5/15/35(a)(e)	4,529,227
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.234% due 6/10/50(e)(h)	374,272
2,232,659	Series 2020-C9, Class XA, 1.713% due 9/15/53(e)(h)	231,064
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	646,661
419,919	Deephaven Residential Mortgage Trust, Series 2021-1, Class A1, 0.715% due 5/25/65(a)(e)	420,212
257,283	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.797% due 2/25/66(a)(e)	257,386
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
1,944,060	Series 4116, Class AP, 1.350% due 8/15/42	1,959,337
5,518,778	Series 4223, Class SB, 5.298% (1-Month USD-LIBOR + 5.431%) due 7/15/43(e)	5,689,656
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,564,353
8,760,457	Series 4655, Class CZ, 3.000% due 2/15/47	9,196,505
20,401,448	Series 4726, Class Z, 3.500% due 10/15/47	22,229,046
5,958,251	Series 4750, Class PA, 3.000% due 7/15/46	6,152,985
6,756,279	Series 4892, Class ES, 6.058% (1-Month USD-LIBOR + 6.150%) due 7/25/45(e)(h)	1,600,606
222,647	Federal National Mortgage Association (FNMA) REMICS, Series 2011-51, Class TO, zero coupon, due 6/25/41(i)	207,680

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (continued)
	Federal National Mortgage Association (FNMA), Aces:
$7,888,821	Series 2017-M2, Class A2, 2.797% due 2/25/27(e)	$8,592,204
4,695,000	Series 2018-M14, Class A2, 3.578% due 8/25/28(e)	5,369,020
1,395,000	Series 2018-M7, Class A2, 3.052% due 3/25/28(e)	1,547,219
14,400,886	Series 2020-M15, Class X1, 1.575% due 9/25/31(e)(h)	1,851,853
20,987,469	Series 2020-M7, Class X2, 1.242% due 3/25/31(e)(h)	1,918,651
	Federal National Mortgage Association (FNMA), REMICS:
3,235,920	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,343,296
2,067,332	Series 2015-55, Class PD, 2.500% due 3/25/43	2,122,659
3,003,347	Series 2017-107, Class GA, 3.000% due 8/25/45	3,040,050
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	8,324,157
1,341,575	Series 2017-32, Class CA, 3.000% due 10/25/42	1,345,061
6,417,533	Series 2018-33, Class C, 3.000% due 5/25/48	6,713,851
2,843,356	Series 2018-38, Class LA, 3.000% due 6/25/48	2,976,212
4,000,000	FMC GMSR Issuer Trust, Series 2019-GT2, Class A, 4.230% due 9/25/24(a)(e)	4,007,675
	Freddie Mac Multifamily Structured Pass-Through Certificates:
114,164,569	Series K064, Class X1, 0.604% due 3/25/27(e)(h)	3,642,432
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(e)	7,835,776
8,000,000	Series K085, Class A2, 4.060% due 10/25/28(e)	9,410,138
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	3,436,674
14,991,431	Series K112, Class X1, 1.433% due 5/25/30(e)(h)	1,678,310
30,171,174	Series K116, Class X1, 1.427% due 7/25/30(e)(h)	3,332,041
40,153,504	Series K119, Class X1, 0.933% due 9/25/30(e)(h)	2,995,223
22,785,387	Series K120, Class X1, 1.039% due 10/25/30(e)(h)	1,880,590
41,782,274	Series K121, Class X1, 1.028% due 10/25/30(e)(h)	3,410,992
12,792,115	Series K122, Class X1, 0.883% due 11/25/30(e)(h)	911,903
36,284,867	Series K123, Class X1, 0.775% due 12/25/30(e)(h)	2,292,594
23,973,191	Series K124, Class X1, 0.722% due 12/25/30(e)(h)	1,444,622
53,974,581	Series K125, Class X1, 0.586% due 1/25/31(e)(h)	2,661,983
30,963,947	Series K-1519, Class X1, 0.611% due 12/25/35(e)(h)	2,062,790
8,000,000	Series KIR3, Class A2, 3.281% due 8/25/27	8,933,602
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,675,882
	FREMF Mortgage Trust:
2,000,000	Series 2019-K102, Class B, 3.530% due 12/25/51(a)(e)	2,169,135
860,000	Series 2019-K97, Class B, 3.764% due 9/25/51(a)(e)	946,914
1,885,000	Series 2020-K105, Class B, 3.530% due 3/25/53(a)(e)	2,013,095
1,695,974	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(e)	1,734,505
	GCAT Trust:
1,284,128	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(e)	1,281,306
865,000	Series 2021-NQM2, Class A1, 0.874% due 5/25/66(a)	864,984
	Government National Mortgage Association (GNMA):
1,918,015	Series 2012-32, Class Z, 3.500% due 3/20/42	2,069,739
$17,126,315	Series 2021-30, Class IB, 2.500% due 2/20/51(h)	2,635,550
20,664,647	Series 2021-35, Class IO, 1.014% due 12/16/62(e)(h)	1,927,158
23,519,378	Series 2021-52, Class IO, 0.848% due 4/16/63(e)(h)	1,889,373
21,935,874	Series 2021-58, Class SL, 3.651% (1-Month USD-LIBOR + 3.750%) due 4/20/51(e)(h)	2,622,853

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (continued)
$22,529,000	Government National Mortgage Association (GNMA), 0.000% due 8/16/63(g)	$1,955,968
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 2.833% (1-Month USD-LIBOR + 2.732%) due 12/15/36(a)(e)	489,344
500,000	Series 2019-WOLF, Class F, 3.232% (1-Month USD-LIBOR + 3.131%) due 12/15/36(a)(e)	485,547
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 1.701% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(e)	394,163
400,000	Series 2018-TWR, Class E, 2.201% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(e)	384,627
400,000	Series 2018-TWR, Class F, 2.901% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(e)	376,423
400,000	Series 2018-TWR, Class G, 4.026% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(e)	349,030
1,250,000	Series 2019-SOHO, Class E, 1.976% (1-Month USD-LIBOR + 1.875%) due 6/15/36(a)(e)	1,190,866
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	764,708
10,418,026	Series 2017-GS7, Class XA, 1.116% due 8/10/50(e)(h)	545,720
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(e)	1,584,600
1,200,000	Series 2018-GS9, Class C, 4.360% due 3/10/51(e)	1,314,824
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,598,027
6,683,350	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.248% (1-Month USD-LIBOR + 0.150%) due 1/25/47(e)	6,272,847
1,011,224	HPLY Trust, Series 2019-HIT, Class F, 3.251% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(e)	973,173
	IMT Trust:
4,689,388	Series 2017-APTS, Class BFL, 1.051% (1-Month USD-LIBOR + 0.950%) due 6/15/34(a)(e)	4,685,874
774,524	Series 2017-APTS, Class CFL, 1.201% (1-Month USD-LIBOR + 1.100%) due 6/15/34(a)(e)	774,598
33,247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class D, 2.001% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(e)	33,173
	JP Morgan Chase Commercial Mortgage Securities Trust:
446,354	Series 2018-LAQ, Class A, 1.101% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(e)	446,651
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(e)	813,905
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	2,133,265
823,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(a)(e)	793,536
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(a)(e)	789,928
	JP Morgan Mortgage Trust:
3,251,586	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	3,347,112
7,386,482	Series 2006-S4, Class A7, 6.000% due 1/25/37	4,776,712
1,612,099	Series 2021-3, Class B1, 2.963% due 7/1/51(a)(e)	1,659,619

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (continued)
	JPMBB Commercial Mortgage Securities Trust:
$380,000	Series 2014-C26, Class C, 4.379% due 1/15/48(e)	$397,936
1,667,000	Series 2015-C27, Class C, 4.306% due 2/15/48(e)	1,711,865
2,200,000	Series 2015-C28, Class A4, 3.227% due 10/15/48	2,366,012
1,205,000	Series 2015-C28, Class C, 4.155% due 10/15/48(e)	1,247,983
529,000	Series 2016-C1, Class A5, 3.576% due 3/15/49	582,482
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,217,169
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(e)	1,197,878
	Legacy Mortgage Asset Trust:
1,041,124	Series 2019-SL3, Class A, step bond to yield, 3.474% due 11/25/61(a)	1,050,416
480,343	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	481,395
605,000	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	605,253
4,578,311	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.332% (1-Month USD-LIBOR + 0.240%) due 3/25/47(e)	4,485,272
3,235,000	Life Mortgage Trust, Series 2021-BMR, Class D, 1.501% (1-Month USD-LIBOR + 1.400%) due 3/15/38(a)(e)	3,245,128
6,851,669	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,967,672
903,936	MFA Trust, Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(e)	904,053
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.479% due 8/15/47(e)	2,139,626
17,392,214	Series 2014-C19, Class XA, 0.999% due 12/15/47(e)(h)	498,487
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,782,566
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,541,226
1,652,000	Series 2016-C31, Class C, 4.290% due 11/15/49(e)	1,709,647
	Morgan Stanley Capital I Trust:
16,375,928	Series 2016-UB11, Class XA, 1.498% due 8/15/49(e)(h)	930,791
13,903,349	Series 2016-UB12, Class XA, 0.739% due 12/15/49(e)(h)	394,462
1,083,000	Series 2018-SUN, Class A, 1.001% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(e)	1,083,626
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,472,206
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	636,205
22,093,667	Series 2019-L3, Class XA, 0.642% due 11/15/52(e)(h)	1,054,820
7,792,289	Series 2020-HR8, Class XA, 1.845% due 7/15/53(e)(h)	1,078,175
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	836,789
2,703,758	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(e)	2,703,340
1,321,000	MRCD Mortgage Trust, Series 2019-PARK, Class G, 2.718% due 12/15/36(a)	1,269,037
	New Residential Mortgage Loan Trust:
1,296,052	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(e)	1,321,372
915,403	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(e)	917,629
710,000	Series 2021-NQ2R, Class A1, 0.941% due 9/25/58(a)(e)(g)	713,017
1,440,000	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(f)(g)	1,439,997
1,538,502	OBX Trust, Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(e)	1,537,500
	PMT Credit Risk Transfer Trust:
1,678,706	Series 2019-2R, Class A, 2.840% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(e)	1,659,991
1,041,803	Series 2019-3R, Class A, 2.790% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(e)	1,044,414
	PRPM LLC:
9,105,016	Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(a)	9,161,085
2,843,369	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(e)	2,851,706
745,000	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)(g)	749,853

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (continued)
$961,437	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	$962,041
1,624,952	Rali Trust, Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,572,414
4,497,841	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	3,693,732
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 2/25/24(a)(e)	3,154,605
771,487	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(e)	770,843
	Seasoned Credit Risk Transfer Trust:
5,898,779	Series 2019-4, Class MV, 3.000% due 2/25/59	6,302,518
878,152	Series 2020-1, Class MT, 2.500% due 8/25/59	912,309
8,660,212	Series 2020-2, Class MT, 2.000% due 11/25/59	8,770,719
9,074,360	Series 2020-3, Class M5TW, 3.000% due 5/25/60	9,650,779
7,197,407	Seasoned Loans Structured Transaction Trust, Series 2020-2, Class A1D, 1.750% due 9/25/30	7,347,630
3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.388% due 1/5/43(a)(e)	3,625,087
165,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class B, 3.933% due 10/10/48	174,213
1,473,925	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(e)	1,479,576
580,000	Starwood Mortgage Residential Trust, Series 2021-2, Class A1, 0.943% due 5/25/65(a)(e)	580,413
840,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	839,916
1,666,140	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.924% due 11/30/60(a)(e)	1,700,403
	UBS Commercial Mortgage Trust:
5,162,979	Series 2017-C1, Class XA, 1.522% due 6/15/50(e)(h)	357,721
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,986,959
4,045,943	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.910% due 3/10/46(a)(e)(h)	44,102
955,000	VCAT Asset Securitization LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.743% due 5/25/51(a)	955,305
325,682	VCAT LLC, Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(g)	325,868
	Verus Securitization Trust:
6,400,000	Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(e)	6,520,047
630,225	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(e)	630,735
844,617	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(e)	841,268
872,163	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(e)	874,694
653,103	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	653,624
1,198,468	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)(g)	1,193,434
1,880,139	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(g)	1,883,416
3,767,327	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	3,770,870
2,640,128	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)(g)	2,642,194
435,610	VOLT XCVIII LLC, Series 2021-NPL7, Class A1, step bond to yield, 2.116% due 4/25/51(a)(g)	436,013
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,487,124
9,971,786	Series 2017-C38, Class XA, 1.020% due 7/15/50(e)(h)	477,243
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	898,646
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	838,812
9,322,502	Series 2020-C58, Class XA, 1.886% due 7/15/53(e)(h)	1,290,038

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (continued)
$4,454,207	Series 2021-SAVE, Class D, 2.601% (1-Month USD-LIBOR + 2.500%) due 2/15/40(a)(e)	$4,493,298
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $516,042,350)	507,465,885
U.S. GOVERNMENT OBLIGATIONS - 22.2%
	U.S. Treasury Bonds:
2,150,000	1.875% due 2/15/41	2,036,117
4,145,000	2.250% due 5/15/41	4,176,735
7,785,000	3.625% due 2/15/44	9,737,940
12,905,000	3.375% due 5/15/44	15,552,541
1,390,000	2.250% due 8/15/46	1,379,412
8,500,000	3.000% due 2/15/48	9,722,207
7,800,000	3.125% due 5/15/48	9,132,094
3,000,000	2.000% due 2/15/50	2,809,102
17,800,000	1.875% due 2/15/51	16,184,094
38,685,000	2.375% due 5/15/51	39,434,522
1,689,827	U.S. Treasury Inflation Indexed Bonds, 0.875% due 2/15/47	2,098,554
4,726,433	U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/30	5,218,342
	U.S. Treasury Notes:
50,200,000	0.125% due 11/30/22	50,213,727
24,115,000	0.125% due 4/30/23	24,107,464
16,700,000	0.250% due 11/15/23	16,720,223
68,970,000	0.125% due 12/15/23 (j)	68,805,658
17,500,000	0.375% due 4/15/24	17,543,750
25,980,000	0.250% due 5/15/24	25,939,406
6,300,000	2.125% due 7/31/24	6,650,437
11,000,000	0.250% due 6/30/25	10,850,039
38,120,000	0.250% due 8/31/25	37,499,061
12,400,000	2.250% due 11/15/25	13,256,375
8,240,000	0.375% due 11/30/25	8,122,194
16,760,000	0.750% due 4/30/26	16,728,575
3,150,000	1.625% due 5/15/26	3,275,385
9,500,000	0.500% due 6/30/27	9,176,406
3,326,000	2.750% due 2/15/28	3,658,860
8,635,000	2.875% due 5/15/28	9,569,334
13,000,000	2.375% due 5/15/29	13,945,547
5,400,000	0.625% due 5/15/30	4,987,195
28,610,000	1.625% due 5/15/31	28,663,644
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $491,270,838)	487,194,940

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 19.7%
FHLMC - 2.8%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$6,920,311	2.000% due 3/1/51	$6,996,311
6,600,000	2.500% due 5/1/51	6,841,036
3,944,105	3.000% due 2/1/33 - 1/1/51	4,168,129
1,969,905	3.500% due 8/1/43 - 10/1/49	2,111,992
2,809,316	4.000% due 10/1/44 - 12/1/47	3,038,352
751,355	4.500% due 5/1/48	811,517
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
7,660,248	3.000% due 3/1/35 - 2/1/47	8,155,215
17,314,337	3.500% due 12/1/46 - 1/1/48	18,645,686
96,888	4.000% due 12/1/47	104,068
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS:
6,433,584	3.000% due 4/1/50	6,806,008
3,905,540	3.030% due 1/1/50	4,160,716
	TOTAL FHLMC	61,839,030
FNMA - 14.4%
	Federal National Mortgage Association (FNMA), UMBS:
1,229,000	1.500% due 6/1/36 - 6/1/51(k)	1,219,632
46,430,000	2.000% due 6/1/36 - 6/1/51(k)	46,946,095
44,070,000	2.000% due 7/1/50 (k)	44,411,724
15,696,472	2.000% due 8/1/50 - 5/1/51	15,886,765
7,229,767	2.000% due 10/1/50	7,255,445
3,700,000	2.310% due 12/1/29	3,910,274
1,700,000	2.490% due 9/1/28	1,826,267
61,129,740	2.500% due 6/1/30 - 6/1/51	63,461,728
3,157,000	2.500% due 6/1/36 - 6/1/51(k)	3,287,810
3,367,251	2.652% due 5/1/44 (e)	3,565,056
4,443,000	2.760% due 9/1/31	4,807,040
10,900,000	2.960% due 9/1/34	11,774,368
25,885,042	3.000% due 2/1/30 - 1/1/51	27,441,643
5,592,207	3.000% due 4/1/53	6,020,108
35,445,000	3.000% due 6/1/51 - 7/1/51(k)	36,998,482
7,255,238	3.500% due 7/1/32 - 7/1/50	7,743,478
5,131,000	3.500% due 6/1/51 (k)	5,415,508
8,500,000	3.710% due 8/1/30	9,762,581
2,231,004	4.000% due 11/1/38 - 2/1/48	2,411,329
4,035,000	4.000% due 6/1/51 (k)	4,310,108
527,910	4.500% due 5/1/48	574,681
7,119,000	4.500% due 6/1/51 (k)	7,681,147
	TOTAL FNMA	316,711,269

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 19.7% (continued)
GNMA - 2.5%
	Government National Mortgage Association (GNMA):
$1,525,000	2.000% due 6/1/51 (k)	$1,550,586
24,875,000	2.500% due 6/1/51 (k)	25,759,161
5,420,000	3.000% due 6/1/51 - 7/1/51(k)	5,653,860
6,010,000	3.500% due 6/1/51 (k)	6,312,500
525,000	4.000% due 6/1/51 (k)	556,887
2,385,000	4.500% due 6/1/51 (k)	2,553,022
	Government National Mortgage Association (GNMA) II:
1,600,000	2.500% due 5/20/51	1,658,958
722,057	3.000% due 4/20/31 - 12/20/50	761,361
3,321,278	3.500% due 8/20/42 - 9/20/50	3,528,051
4,905,825	4.000% due 10/20/44 - 3/20/49	5,295,013
1,171,177	4.500% due 7/20/49 - 8/20/49	1,254,007
	TOTAL GNMA	54,883,406
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $431,056,534)	433,433,705
ASSET-BACKED SECURITIES - 8.6%
1,753,679	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	1,756,495
1,773,174	AASET U.S. Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	1,698,907
500,000	AGL Core CLO 5 Ltd., Series 2020-5A, Class B, 2.968% (3-Month USD-LIBOR + 2.780%) due 7/20/30(a)(e)	500,842
1,600,000	AIG CLO, Series 2021-1A, Class A, 1.284% (3-Month USD-LIBOR + 1.100%) due 4/22/34(a)(e)	1,600,794
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.338% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(e)	500,035
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 2.034% (3-Month USD-LIBOR + 1.850%) due 10/15/29(a)(e)	498,260
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,987,933
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 1.684% (3-Month USD-LIBOR + 1.500%) due 1/28/31(a)(e)	997,152
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 1.984% (3-Month USD-LIBOR + 1.800%) due 4/15/31(a)(e)	495,593
260,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL2, Class A, 1.200% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(e)(g)	260,003
1,679,979	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 0.322% (1-Month USD-LIBOR + 0.230%) due 5/25/37(e)	1,364,391
500,000	Assurant CLO Ltd., Series 2019-5A, Class A1, 1.574% (3-Month USD-LIBOR + 1.390%) due 1/15/33(a)(e)	500,614
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	569,905
	Avis Budget Rental Car Funding AESOP LLC:
5,915,000	Series 2017-1A, Class A, 3.070% due 9/20/23(a)	6,093,759
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	426,986
1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 0.000% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(e)	1,439,636
1,000,000	Bain Capital Credit CLO Ltd., Series 2019-3A, Class B2, 2.056% (3-Month USD-LIBOR + 1.870%) due 10/21/32(a)(e)	1,000,968
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 1.326% (3-Month USD-LIBOR + 1.150%) due 4/24/34(a)(e)	999,747
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 0.000% (3-Month USD-LIBOR + 1.100%) due 4/20/34(a)(e)	1,085,099
2,055,000	BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, 0.000% (3-Month USD-LIBOR + 1.150%) due 4/19/34(a)(e)(g)	2,055,208

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.6% (continued)
$775,000	BSPRT Issuer Ltd., Series 2021-FL6, Class A, 1.201% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(e)	$775,000
7,600,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060% due 8/15/28	7,981,279
	Carlyle Global Market Strategies CLO Ltd.:
1,973,747	Series 2014-3RA, Class A1A, 1.231% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(e)	1,974,764
1,000,000	Series 2016-1A, Class A1R2, 1.300% (3-Month USD-LIBOR + 1.140%) due 4/20/34(a)(e)	1,000,757
	Carlyle U.S. CLO Ltd.:
765,000	Series 2021-2A, Class A1, 1.283% (3-Month USD-LIBOR + 1.080%) due 4/20/34(a)(e)	765,567
1,537,000	Series 2021-3SA, Class A1, 1.263% (3-Month USD-LIBOR + 1.060%) due 4/15/34(a)(e)	1,538,100
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,688,866
2,210,398	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 0.252% (1-Month USD-LIBOR + 0.160%) due 10/25/36(e)	2,137,897
1,416,790	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(a)	1,415,256
500,000	CBAM Ltd., Series 2019-10A, Class A1R, 1.308% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(e)	499,873
2,660,000	Cedar Funding IV CLO Ltd., Series 2014-4A, Class ARR, 0.000% (3-Month USD-LIBOR + 1.160%) due 7/23/34(a)(e)(g)	2,660,000
115,000	CF Hippolyta LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	115,938
1,000,000	CIFC Funding Ltd., Series 2020-1A, Class B, 2.484% (3-Month USD-LIBOR + 2.300%) due 7/15/32(a)(e)	1,000,603
4,973,341	CLI Funding VI LLC, Series 2019-1A, Class A, 3.710% due 5/18/44(a)	5,021,721
6,402,282	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	6,333,174
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	464,882
5,099,043	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.572% (1-Month USD-LIBOR + 0.480%) due 5/25/36(e)	4,187,035
685,000	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	697,029
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.304% (3-Month USD-LIBOR + 1.120%) due 1/15/31(a)(e)	1,999,957
500,000	Dryden 75 CLO Ltd., Series 2019-75A, Class AR2, 1.242% (3-Month USD-LIBOR + 1.040%) due 4/15/34(a)(e)	500,388
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	598,065
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	888,354
6,543,558	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 3/25/37(e)	4,348,206
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,690,204
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	7,070,637
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,682,469
500,000	Fort Washington CLO, Series 2019-1A, Class A, 1.608% (3-Month USD-LIBOR + 1.420%) due 10/20/32(a)(e)	500,521
560,000	FS RIALTO, Series 2021-FL2, Class A, 1.401% (1-Month USD-LIBOR + 1.300%) due 4/16/28(a)(e)	560,175
	GM Financial Automobile Leasing Trust:
500,000	Series 2020-1, Class D, 2.280% due 6/20/24	510,111
1,000,000	Series 2020-2, Class D, 3.210% due 12/20/24	1,044,178
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,750,672
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 2.101% (1-Month USD-LIBOR + 2.000%) due 9/15/37(a)(e)	781,075

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.6% (continued)
$1,000,000	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 1.554% (3-Month USD-LIBOR + 1.370%) due 4/15/33(a)(e)	$1,001,239
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 1.538% (3-Month USD-LIBOR + 1.350%) due 1/20/33(a)(e)	1,001,278
1,000,000	Series 2019-1A, Class B1, 2.388% (3-Month USD-LIBOR + 2.200%) due 1/20/33(a)(e)	1,001,588
4,767,406	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	4,713,576
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 1.351% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(e)	2,244,545
1,424,482	Series 2018-SFR1, Class D, 1.551% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(e)	1,428,100
965,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(a)	1,034,017
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 0.992% (1-Month USD-LIBOR + 0.900%) due 9/25/35(e)	3,785,860
1,000,000	LCM XV LP, Series 15A, Class DR, 3.888% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(e)	988,792
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.296% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(e)	500,090
1,675,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 0.000% (3-Month USD-LIBOR + 1.120%) due 7/17/34(a)(e)(g)	1,675,178
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 1.468% (3-Month USD-LIBOR + 1.280%) due 1/20/32(a)(e)	1,001,396
2,000,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	2,073,971
490,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540% due 3/20/26(a)	491,795
10,049,741	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 0.372% (1-Month USD-LIBOR + 0.280%) due 11/25/37(e)	6,813,467
1,000,000	MKS CLO Ltd., Series 2017-1A, Class AR, 1.188% (3-Month USD-LIBOR + 1.000%) due 7/20/30(a)(e)	998,660
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 1.438% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(e)	1,000,026
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 1.456% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(e)	1,000,432
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 0.827% (1-Month USD-LIBOR + 0.735%) due 10/25/35(e)	3,733,026
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.426% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(e)	989,047
1,100,000	Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130% due 11/15/27(a)	1,103,685
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 3.092% (1-Month USD-LIBOR + 3.000%) due 3/25/26(a)(e)	1,809,849
1,814,388	Pretium Mortgage Credit Partners I LLC, Series 2020-NPL3, Class A1, step bond to yield, 3.105% due 6/27/60(a)	1,833,140
2,100,000	Progress Residential, Series 2021-SFR1, Class D, 1.805% due 4/17/38(a)	2,062,523
2,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 1.124% (3-Month USD-LIBOR + 0.940%) due 10/15/30(a)(e)	2,000,102
1,510,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 1.295% (3-Month USD-LIBOR + 1.160%) due 4/20/34(a)(e)(g)	1,510,154
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 1.840% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(e)	1,000,489
1,720,000	RR 1 LLC, Series 2017-1A, Class A1AB, 0.000% (3-Month USD-LIBOR + 1.150%) due 7/15/35(a)(e)(g)	1,720,000
1,475,000	RR 16 Ltd., Series 2021-16A, Class A1, 0.000% (3-Month USD-LIBOR + 1.110%) due 7/15/36(a)(e)(g)	1,475,150
1,125,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class B, 3.450% due 2/25/28(a)	1,133,436

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.6% (continued)
$1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	$1,046,546
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 1.210% (3-Month USD-LIBOR + 1.070%) due 4/25/34(a)(e)(g)	1,709,572
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 3.301% (1-Month USD-LIBOR + 3.200%) due 4/17/38(a)(e)	3,494,817
5,892,799	Structured Asset Investment Loan Trust, Series 2005-5, Class M5, 1.067% (1-Month USD-LIBOR + 0.975%) due 6/25/35(e)	5,941,834
966,336	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	960,981
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 1.165% (3-Month USD-LIBOR + 0.980%) due 4/19/34(a)(e)	1,955,733
1,720,000	Thompson Park CLO Ltd., Series 2021-1A, Class A1, 1.199% (3-Month USD-LIBOR + 1.000%) due 4/15/34(a)(e)	1,720,316
6,288,246	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	6,180,324
550,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.301% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(e)	549,656
557,150	Upgrade Receivables Trust, Series 2019-1A, Class C, 5.150% due 3/15/25(a)	558,754
	Upstart Pass-Through Trust:
1,463,276	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)(g)	1,470,591
1,500,000	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)(g)	1,500,712
800,000	Upstart Securitization Trust, Series 2019-3, Class C, 5.381% due 1/21/30(a)	834,390
1,300,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.060% due 11/15/25(a)	1,360,490
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 1.311% (3-Month USD-LIBOR + 1.130%) due 4/15/34(a)(e)	1,710,310
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 0.000% (3-Month USD-LIBOR + 1.240%) due 4/15/34(a)(e)(g)	660,067
993,913	Venture XV CLO Ltd., Series 2013-15A, Class A1R2, 1.554% (3-Month USD-LIBOR + 1.370%) due 7/15/32(a)(e)	994,149
916,517	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	916,455
1,335,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.344% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(e)	1,335,403
995,902	Wind River CLO Ltd., Series 2014-1A, Class ARR, 1.240% (3-Month USD-LIBOR + 1.050%) due 7/18/31(a)(e)	995,419
1,000,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	1,031,250
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 1.534% (3-Month USD-LIBOR + 1.350%) due 7/22/32(a)(e)	4,004,706
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $190,439,300)	190,072,166
SOVEREIGN BONDS - 1.1%
Brazil - 0.0%
	Brazilian Government International Bond:
200,000	5.000% due 1/27/45	200,576
400,000	5.625% due 2/21/47	429,504
	Total Brazil	630,080
Chile - 0.1%
	Chile Government International Bond:
550,000	3.100% due 5/7/41	534,963
200,000	3.500% due 1/25/50	201,446
205,000	3.500% due 4/15/53	206,757
1,250,000	3.100% due 1/22/61	1,139,875
	Total Chile	2,083,041

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - 1.1% (continued)
Colombia - 0.1%
	Colombia Government International Bond:
300,000	5.000% due 6/15/45	309,612
600,000	4.125% due 5/15/51	547,416
	Total Colombia	857,028
Dominican Republic - 0.0%
250,000	Dominican Republic International Bond, 5.300% due 1/21/41(a)	250,750
Indonesia - 0.1%
	Indonesia Government International Bond:
500,000	3.375% due 4/15/23	525,890
200,000	4.350% due 1/11/48	220,930
700,000	3.700% due 10/30/49	715,814
200,000	Perusahaan Penerbit SBSN Indonesia III, 3.800% due 6/23/50	203,500
	Total Indonesia	1,666,134
Mexico - 0.3%
	Mexico Government International Bond:
1,395,000	2.659% due 5/24/31	1,354,308
1,155,000	4.750% due 4/27/32	1,316,122
750,000	4.280% due 8/14/41	778,290
600,000	4.600% due 2/10/48	633,756
1,190,000	3.771% due 5/24/61	1,088,862
275,000	3.750% due 4/19/71	246,645
	Total Mexico	5,417,983
Panama - 0.1%
	Panama Government International Bond:
880,000	2.252% due 9/29/32	843,709
200,000	4.300% due 4/29/53	215,002
1,625,000	3.870% due 7/23/60	1,627,827
	Total Panama	2,686,538
Peru - 0.2%
	Peruvian Government International Bond:
195,000	2.392% due 1/23/26	200,829
1,395,000	2.783% due 1/23/31	1,398,501
750,000	3.300% due 3/11/41	725,633
985,000	3.550% due 3/10/51	961,616
100,000	2.780% due 12/1/60	82,876
	Total Peru	3,369,455
Philippines - 0.1%
	Philippine Government International Bond:
600,000	1.648% due 6/10/31	577,248
750,000	3.700% due 3/1/41	795,338
200,000	3.700% due 2/2/42	212,582
	Total Philippines	1,585,168
Qatar - 0.0%
400,000	Qatar Government International Bond, 3.400% due 4/16/25(a)	436,000
Saudi Arabia - 0.1%
	Saudi Government International Bond:
800,000	2.900% due 10/22/25(a)	853,234
1,129,000	2.250% due 2/2/33(a)	1,080,051
200,000	3.750% due 1/21/55	203,790
750,000	3.450% due 2/2/61	721,425
	Total Saudi Arabia	2,858,500

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - 1.1% (continued)
South Korea - 0.0%
$300,000	Korea Development Bank, 1.000% due 9/9/26	$298,651
400,000	Korea Electric Power Corp., 1.125% due 6/15/25(a)	399,179
	Total South Korea	697,830
Thailand - 0.0%
500,000	Export Import Bank of Thailand, 1.000% due 5/23/24(e)	503,005
United Arab Emirates - 0.0%
700,000	Abu Dhabi Government International Bond, 3.125% due 9/30/49	691,250
	TOTAL SOVEREIGN BONDS
	(Cost - $23,963,875)	23,732,762
SENIOR LOANS - 1.1%(e)
80,000	AAdvantage Loyality IP Ltd., 5.500% (3-Month USD-LIBOR + 0.475%) due 4/20/28	82,400
152,968	Acrisure LLC, 3.703% (3-Month USD-LIBOR + 0.350%) due 2/15/27	151,407
40,625	Acuris Finance US Inc., 4.500% (3-Month USD-LIBOR + 0.400%) due 2/16/28	40,777
25,000	Aegion Corp., 5.500% (3-Month USD-LIBOR + 0.475%) due 5/17/28	25,094
125,380	Air Methods Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 4/22/24	123,704
163,450	Aldevron LLC, 4.250% (1-Month USD-LIBOR + 0.325%) due 10/12/26	163,808
110,000	AlixPartners LLP, 3.250% (1-Month USD-LIBOR + 0.275%) due 2/4/28	109,541
49,339	Alliance Laundry Systems LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/8/27	49,436
	Alliant Holdings Intermediate LLC:
108,075	3.343% (1-Month USD-LIBOR + 0.325%) due 5/9/25	107,081
25,000	due 11/5/27(l)	25,019
50,000	Allied Universal Holdco LLC, 4.250% (1-Month USD-LIBOR + 3.750%) due 5/12/28	50,107
15,000	Alpha 3 BV, 3.000% (3-Month USD-LIBOR + 0.250%) due 3/18/28	14,930
205,277	Alterra Mountain Co., 2.843% (1-Month USD-LIBOR + 0.275%) due 7/31/24	201,721
74,687	Amentum Government Services Holdings LLC, 3.593% (1-Month USD-LIBOR + 0.350%) due 1/29/27	74,425
	American Airlines Inc.:
24,740	2.093% (1-Month USD-LIBOR + 0.200%) due 4/28/23	23,920
43,779	2.101% (1-Month USD-LIBOR + 0.200%) due 12/15/23	42,307
54,450	1.843% (1-Month USD-LIBOR + 0.175%) due 1/29/27	50,540
44,888	American Residential Services LLC, 4.250% (2-Month USD-LIBOR + 0.350%) due 10/15/27	44,887
71,877	American Tire Distributors Inc., 8.500% (3-Month USD-LIBOR + 0.750%) due 9/2/24	71,197
55,000	American Trailer World Corp., 4.500% (1-Month USD-LIBOR + 0.375%) due 3/3/28	54,897
9,975	AmWINS Group Inc., 3.000% (1-Month USD-LIBOR + 0.225%) due 2/19/28	9,924
69,192	Applied Systems Inc., 3.754% (3-Month USD-LIBOR + 0.325%) due 9/19/24	69,089
70,000	3.343% (1-Month USD-LIBOR + 0.325%) due 7/31/27	69,650
20,000	5.343% (1-Month USD-LIBOR + 0.525%) due 1/31/28	20,208
145,648	athenahealth Inc., 4.410% (3-Month USD-LIBOR + 0.425%) due 2/11/26	146,048
75,000	Atlas Purchaser Inc., 6.000% (3-Month USD-LIBOR + 0.525%) due 5/8/28	73,469
35,000	Autokiniton US Holdings Inc., 5.000% (3-Month USD-LIBOR + 0.450%) due 4/6/28	35,219
	Avantor Funding Inc.:
37,152	3.000% (1-Month USD-LIBOR + 0.200%) due 11/21/24	37,121
84,788	3.250% (1-Month USD-LIBOR + 0.225%) due 11/8/27	84,999
	Avaya Inc.:
85,000	4.101% (1-Month USD-LIBOR + 0.400%) due 12/15/27	85,160
94,286	4.351% (1-Month USD-LIBOR + 0.425%) due 12/15/27	94,522
120,935	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450%) due 11/1/24	110,252
120,158	Azalea TopCo Inc., 3.685% (3-Month USD-LIBOR + 0.350%) due 7/24/26	119,407
37,091	Bausch Health Cos. Inc., 3.093% (1-Month USD-LIBOR + 0.300%) due 6/2/25	36,934
71,709	BellRing Brands LLC, 4.750% (1-Month USD-LIBOR + 0.400%) due 10/21/24	72,183
142,356	Blackhawk Network Holdings Inc., 3.093% (1-Month USD-LIBOR + 0.300%) due 6/15/25	140,637

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.1%(e) (continued)
$132,391	Blackstone CQP Holdco LP, 3.687% (3-Month USD-LIBOR + 0.350%) due 9/30/24	$132,204
99,619	Brand Energy & Infrastructure Services Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/21/24	97,342
77,517	Brazos Delaware II LLC, 4.097% (1-Month USD-LIBOR + 0.400%) due 5/21/25	75,427
151,769	Bright Bidco BV, 4.500% (3-Month USD-LIBOR + 0.350%) due 6/30/24	115,534
114,706	Brookfield WEC Holdings Inc., 3.250% (1-Month USD-LIBOR + 0.275%) due 8/1/25	113,918
15,000	Brown Group Holdings LLC, due 6/7/28(l)	14,974
114,138	BY Crown Parent LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/2/26	113,852
84,575	Cablevision Lightpath LLC, 3.750% (1-Month USD-LIBOR + 0.325%) due 11/30/27	84,660
99,500	Caesars Resort Collection LLC, 4.593% (1-Month USD-LIBOR + 0.450%) due 7/21/25	99,768
14,775	Calpine Corp., 2.093% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,580
87,327	Cambium Learning Group Inc., 5.250% (3-Month USD-LIBOR + 0.450%) due 12/18/25	87,637
	Camelot U.S. Acquisition 1 Co.:
9,975	4.000% (1-Month USD-LIBOR + 0.300%) due 10/30/26	9,983
59,550	Carnival Corp., 8.500% (1-Month USD-LIBOR + 0.750%) due 6/30/25	59,748
173,220	Cengage Learning Inc., 5.250% (2-Month USD-LIBOR + 0.425%) due 6/7/23	173,028
124,688	Charter Nex US Holdings Inc., 5.000% (1-Month USD-LIBOR + 0.425%) due 12/1/27	125,116
202,725	CHG PPC Parent LLC, 2.843% (1-Month USD-LIBOR + 0.275%) due 3/31/25	201,711
64,707	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 0.325%) due 10/2/24	64,626
38,073	Clear Channel Outdoor Holdings Inc., 3.685% (2-Month USD-LIBOR + 0.350%) due 8/21/26	36,829
101,332	ClubCorp Holdings Inc., 2.953% (3-Month USD-LIBOR + 0.275%) due 9/18/24	97,142
90,000	CNT Holdings I Corp., 4.500% (3-Month USD-LIBOR + 0.375%) due 11/8/27	90,112
120,000	Cologix Holdings Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 5/1/28	120,000
10,000	Columbus McKinnon Corp., 3.250% (3-Month USD-LIBOR + 0.275%) due 4/7/28	10,013
177,256	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/20/24	176,295
45,000	Conair Holdings LLC, 4.250% (3-Month USD-LIBOR + 0.375%) due 5/17/28	45,169
64,350	Connect Finco SARL, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/11/26	64,382
99,500	Conservice Midco LLC, 4.453% (3-Month USD-LIBOR + 0.425%) due 5/13/27	99,500
	Constant Contact Inc.:
98,529	4.750% (3-Month USD-LIBOR + 0.400%) due 2/10/28	98,406
55,000	CoreLogic Inc., due 6/2/28(l)	54,725
84,753	Cornerstone Building Brands Inc., 3.750% (1-Month USD-LIBOR + 0.325%) due 4/12/28	84,732
139,541	Cornerstone OnDemand Inc., 3.343% (1-Month USD-LIBOR + 0.325%) due 4/22/27	139,516
210,000	CP Atlas Buyer Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 11/23/27	209,498
160,000	CQP Holdco LP, % due 6/4/28(l)	159,200
	CSC Holdings LLC:
15,423	2.348% (1-Month USD-LIBOR + 0.225%) due 7/17/25	15,234
53,763	2.348% (1-Month USD-LIBOR + 0.225%) due 1/15/26	53,131
239,693	Cvent Inc., 3.843% (1-Month USD-LIBOR + 0.375%) due 11/29/24	232,637
38,505	Cyanco Intermediate 2 Corp., 3.593% (1-Month USD-LIBOR + 0.350%) due 3/16/25	37,908
101,445	Cyxtera DC Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 5/1/24	98,174
148,687	DCert Buyer Inc., 4.093% (1-Month USD-LIBOR + 0.400%) due 10/16/26	148,687
115,000	Delta Topco Inc., 4.500% (3-Month USD-LIBOR + 0.375%) due 12/1/27	115,144
	DG Investment Intermediate Holdings 2 Inc.:
21,714	3.420% (1-Month USD-LIBOR + 0.375%) due 3/31/28	21,682
136,429	4.500% (1-Month USD-LIBOR + 0.375%) due 3/31/28	136,224
15,000	7.500% (1-Month USD-LIBOR + 0.675%) due 3/30/29	14,950
68,937	Dhanani Group Inc., 3.843% (1-Month USD-LIBOR + 0.375%) due 7/20/25	68,377
59,223	Diamond Sports Group LLC, 3.350% (1-Month USD-LIBOR + 0.325%) due 8/24/26	42,400
40,000	DT Midstream Inc., due 5/25/28(l)	40,200
	Dynasty Acquisition Co., Inc.:
108,436	3.703% (3-Month USD-LIBOR + 0.350%) due 4/6/26	104,961

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.1%(e) (continued)
$202,916	EAB Global Inc., 4.750% (2-Month USD-LIBOR + 0.375%) due 11/15/24	$202,747
75,000	Edelman Financial Center LLC, 9.190% (1-Month USD-LIBOR + 6.750%) due 7/20/26(l)	75,187
40,000	Edelman Financial Engines Center LLC, 4.500% (1-Month USD-LIBOR + 0.375%) due 4/7/28	40,025
	EG Group Ltd.:
67,981	4.203% (3-Month USD-LIBOR + 0.400%) due 2/7/25	67,268
40,000	due 3/31/26(l)	39,850
70,000	Endo Luxembourg Finance Co. I SARL, 5.750% (1-Month USD-LIBOR + 0.500%) due 3/27/28	68,260
150,000	Endurance International Group Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.350%) due 2/10/28	148,906
100,756	Envision Healthcare Corp., 3.843% (1-Month USD-LIBOR + 0.375%) due 10/10/25	85,800
5,000	eResearchTechnology Inc., 5.500% (1-Month USD-LIBOR + 0.450%) due 2/4/27	5,024
77,245	ESH Hospitality Inc., 2.093% (1-Month USD-LIBOR + 0.200%) due 9/18/26	76,902
68,931	Excelitas Technologies Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 12/2/24	68,759
89,550	Exgen Renewables IV LLC, 3.750% (3-Month USD-LIBOR + 0.275%) due 12/15/27	89,606
98,196	Filtration Group Corp., 3.093% (1-Month USD-LIBOR + 0.300%) due 3/31/25	97,140
144,236	First Advantage Holdings LLC, 3.093% (1-Month USD-LIBOR + 0.300%) due 1/31/27	143,695
123,537	Flex Acquisition Co., Inc., 3.452% (3-Month USD-LIBOR + 0.325%) due 6/29/25	122,095
194,750	Flexential Intermediate Corp., 3.703% (3-Month USD-LIBOR + 0.350%) due 8/1/24	178,642
108,067	Flexera Software LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 2/26/25(g)	108,152
150,696	Flutter Entertainment PLC, 3.703% (3-Month USD-LIBOR + 0.350%) due 7/10/25	151,168
46,394	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 10/25/23	46,373
75,000	Foundation Building Materials Inc., 3.750% (3-Month USD-LIBOR + 0.325%) due 1/31/28	74,512
65,184	Frontera Generation Holdings LLC, 5.250% (3-Month USD-LIBOR + 0.425%) due 5/2/25	2,879
120,000	Gainwell Acquisition Corp., 4.750% (3-Month USD-LIBOR + 0.400%) due 10/1/27	120,060
155,000	Garda World Security Corp., 4.350% (1-Month USD-LIBOR + 0.425%) due 10/30/26	155,169
143,111	Gemini HDPE LLC, 3.500% (3-Month USD-LIBOR + 0.300%) due 12/31/27	142,872
121,468	Getty Images Inc., 4.625% (1-Month USD-LIBOR + 0.450%) due 2/19/26	121,127
144,638	Global Medical Response Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 10/2/25	145,216
75,000	Gogo Intermediate Holdings LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 4/30/28	74,672
75,000	Grab Holdings Inc., 5.500% (3-Month USD-LIBOR + 0.450%) due 1/29/26	76,125
132,254	Graham Packaging Co., Inc., 3.750% (1-Month USD-LIBOR + 0.300%) due 8/4/27	132,164
153,798	Granite US Holdings Corp., 4.203% (3-Month USD-LIBOR + 0.400%) due 9/30/26	153,605
109,725	Great Outdoors Group LLC, 5.000% (3-Month USD-LIBOR + 0.425%) due 3/6/28	110,466
31,111	GTT Communications Inc., 2.950% (3-Month USD-LIBOR + 0.275%) due 5/31/25(d)	25,297
57,328	Gulf Finance LLC, 6.250% (1-Month USD-LIBOR + 0.525%) due 8/25/23	48,622
169,150	Harbor Freight Tools USA Inc., 3.750% (1-Month USD-LIBOR + 0.300%) due 10/19/27	169,397
	Hayward Industries Inc.:
95,000	due 5/12/28(l)	94,921
128,429	Helios Software Holdings Inc., 3.930% (3-Month USD-LIBOR + 0.375%) due 3/11/28	128,493
58,950	Hexion Inc., 3.710% (3-Month USD-LIBOR + 0.350%) due 7/1/26	58,803
207,461	H-Food Holdings LLC, 3.780% (1-Month USD-LIBOR + 0.369%) due 5/23/25	206,240
	HighTower Holding LLC:
68,000	4.750% (3-Month USD-LIBOR + 0.400%) due 4/21/28	68,149
	Hillman Group Inc.:
40,000	due 2/24/28(l)	39,925
65,000	Horizon Therapeutics USA Inc., 2.500% (1-Month USD-LIBOR + 0.200%) due 3/15/28	64,861
	Hyland Software Inc.:
10,000	7.000% (1-Month USD-LIBOR) due 7/7/25(f)(g)	10,087
40,125	7.000% (1-Month USD-LIBOR + 0.625%) due 7/7/25	40,292
106,366	iHeartCommunications Inc., 3.093% (1-Month USD-LIBOR + 0.300%) due 5/1/26	105,191
158,400	Informatica LLC, 3.343% (1-Month USD-LIBOR + 0.325%) due 2/25/27	157,410

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.1%(e) (continued)
$120,000	Ingram Micro Inc., due 3/30/28(l)	$120,050
36,839	Intelsat Jackson Holdings SA, 6.500% (3-Month USD-LIBOR + 0.550%) due 7/13/22	37,023
145,000	ION Trading Finance Ltd., 4.952% (3-Month USD-LIBOR + 0.475%) due 4/1/28	145,336
84,022	Iqvia Inc., 1.953% (3-Month USD-LIBOR + 0.175%) due 6/11/25	83,617
119,700	IRB Holding Corp., 4.250% (3-Month USD-LIBOR + 0.325%) due 12/15/27	119,615
110,000	Ivanti Software Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 12/1/27	109,878
145,000	Jazz Pharmaceuticals PLC, 4.000% (1-Month USD-LIBOR + 0.350%) due 5/5/28	145,596
79,401	KBR Inc., 2.843% (1-Month USD-LIBOR + 0.275%) due 2/5/27	79,467
69,975	Kenan Advantage Group Inc., 4.500% (1-Month USD-LIBOR + 3.750%) due 3/24/26	69,942
113,563	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 12/11/26	110,191
98,982	Kindred Healthcare LLC, 4.625% (1-Month USD-LIBOR + 0.450%) due 7/2/25	98,735
115,000	Kleopatra Finco SARL, 5.250% (3-Month USD-LIBOR + 0.475%) due 2/12/26	114,664
35,000	Kodiak BP LLC, 4.000% (3-Month USD-LIBOR + 0.325%) due 3/12/28	34,898
109,738	Kronos Acquisition Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 12/22/26	108,777
	LBM Acquisition LLC:
12,727	4.250% (3-Month USD-LIBOR + 0.375%) due 12/17/27	12,701
85,909	4.500% (3-Month USD-LIBOR + 0.375%) due 12/17/27	85,730
7,135	Lealand Finance Co. BV, 4.093% (1-Month USD-LIBOR + 0.400%) due 6/30/25	3,118
177,368	LifePoint Health Inc., 3.843% (1-Month USD-LIBOR + 0.375%) due 11/16/25	177,283
34,751	Lions Gate Capital Holdings LLC, 2.343% (1-Month USD-LIBOR + 0.225%) due 3/24/25	34,543
154,613	LogMeIn Inc., 4.845% (1-Month USD-LIBOR + 0.475%) due 8/31/27	154,588
127,193	Lower Cadence Holdings LLC, 4.093% (1-Month USD-LIBOR + 0.400%) due 5/22/26	125,603
132,044	Lucid Energy Group II Borrower LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/17/25	130,724
149,625	Lummus Technology Holdings V LLC, 3.593% (1-Month USD-LIBOR + 0.350%) due 6/30/27	148,663
36,567	Maravai Intermediate Holdings LLC, 4.750% (1-Month USD-LIBOR + 0.375%) due 10/19/27	36,635
150,000	Mavis Tire Express Services Topco Corp., 4.750% (3-Month USD-LIBOR + 0.400%) due 5/4/28	150,242
163,415	MED ParentCo LP, 4.343% (1-Month USD-LIBOR + 0.425%) due 8/31/26	163,062
140,323	Messer Industries GmbH, 2.703% (3-Month USD-LIBOR + 0.250%) due 3/2/26	139,131
50,000	Michaels Cos. Inc., 5.000% (3-Month USD-LIBOR + 0.425%) due 4/15/28	50,099
110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525%) due 6/21/27	117,315
199,866	Minotaur Acquisition Inc., 4.843% (1-Month USD-LIBOR + 0.475%) due 3/27/26	199,567
29,848	Mirion Technologies Finance LLC, 4.203% (3-Month USD-LIBOR + 0.400%) due 3/6/26	29,960
	Misys Ltd.:
130,428	4.500% (3-Month USD-LIBOR + 0.350%) due 6/13/24	128,694
45,000	8.250% (3-Month USD-LIBOR + 0.725%) due 6/13/25	45,506
	Mitchell International Inc.:
121,218	3.343% (1-Month USD-LIBOR + 0.325%) due 11/29/24	119,606
30,000	7.343% (1-Month USD-LIBOR + 0.725%) due 12/1/25	29,944
25,999	MLN US HoldCo LLC, 4.606% (1-Month USD-LIBOR + 0.450%) due 11/30/25	22,998
	Motion Acquisition Ltd.:
39,503	3.453% (3-Month USD-LIBOR + 0.325%) due 11/12/26	38,225
95,123	MPH Acquisition Holdings LLC, 3.750% (3-Month USD-LIBOR + 0.275%) due 6/7/23	94,972
52,802	NASCAR Holdings LLC, 2.843% (1-Month USD-LIBOR + 0.275%) due 10/19/26	52,657
43,988	NCR Corp., 2.690% (3-Month USD-LIBOR + 0.250%) due 8/28/26	43,438
24,937	Option Care Health Inc., 3.843% (1-Month USD-LIBOR + 0.375%) due 8/6/26	24,953
145,000	Organon & Co., due 6/2/28(l)	144,793
61,702	Ortho-Clinical Diagnostics Inc., 3.108% (1-Month USD-LIBOR + 0.300%) due 6/30/25	61,702
43,988	Outcomes Group Holdings Inc., 3.453% (3-Month USD-LIBOR + 0.325%) due 10/24/25	43,438
65,000	Packaging Coordinators Midco Inc., 4.250% (1-Month USD-LIBOR + 0.350%) due 11/30/27	65,101
70,000	Packers Holdings LLC, 4.000% (3-Month USD-LIBOR + 0.325%) due 3/9/28	69,615

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.1%(e) (continued)
$36,994	Pactiv Evergreen Inc., 2.843% (1-Month USD-LIBOR + 0.275%) due 2/5/23	$36,896
70,000	PAI Holdco Inc., 4.500% (2-Month USD-LIBOR + 0.375%) due 10/28/27	70,153
75,000	Park River Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.325%) due 12/28/27	74,496
	Pathway Vet Alliance LLC:
19,429	3.865% (1-Month USD-LIBOR) due 3/31/27	19,332
208,504	4.146% (1-Month USD-LIBOR + 0.400%) due 3/31/27(g)	207,461
47,036	PCI Gaming Authority, 2.593% (1-Month USD-LIBOR + 0.250%) due 5/29/26	46,795
125,000	Peraton Corp., 4.500% (1-Month USD-LIBOR + 0.375%) due 2/1/28	125,121
145,000	Petco Health and Wellness Co., Inc., 4.000% (3-Month USD-LIBOR + 0.325%) due 3/3/28	144,897
75,000	PetSmart LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 2/11/28	75,225
4,987	PetVet Care Centers LLC, 4.250% (1-Month USD-LIBOR + 0.350%) due 2/14/25	4,986
129,025	PG&E Corp., 3.500% (3-Month USD-LIBOR + 0.300%) due 6/23/25	127,896
99,491	Phoenix Services International LLC, 4.750% (1-Month USD-LIBOR + 0.375%) due 3/1/25	98,776
30,000	Pike Corp., 3.100% (1-Month USD-LIBOR + 0.300%) due 1/21/28	29,930
39,897	Playa Resorts Holding BV, 3.750% (1-Month USD-LIBOR + 0.275%) due 4/29/24	38,178
	Playtika Holding Corp.:
95,000	2.843% (1-Month USD-LIBOR + 0.275%) due 3/13/28	94,590
145,000	PODS LLC, 3.750% (1-Month USD-LIBOR + 0.300%) due 3/31/28	144,690
77,611	PowerTeam Services LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 3/6/25	76,835
25,000	PQ Corp., due 5/26/28(l)	25,000
54,113	Prairie ECI Acquiror LP, 4.843% (1-Month USD-LIBOR + 0.475%) due 3/11/26	52,362
143,188	Pregis TopCo LLC, 4.093% (1-Month USD-LIBOR + 0.400%) due 7/31/26	142,830
24,813	Presidio Holdings Inc., 3.685% (3-Month USD-LIBOR + 0.350%) due 1/22/27	24,699
68,934	Pro Mach Group Inc., 2.843% (1-Month USD-LIBOR + 0.275%) due 3/7/25	67,785
134,021	Pug LLC, 3.593% (1-Month USD-LIBOR + 0.350%) due 2/12/27	130,503
155,000	Rackspace Technology Global Inc., 3.500% (3-Month USD-LIBOR + 0.275%) due 2/15/28	154,240
	Redstone Holdco 2 LP:
23,910	due 4/27/28(l)	23,686
61,090	5.500% (3-Month USD-LIBOR + 0.475%) due 4/27/28	60,518
	Renaissance Holding Corp.:
184,943	3.343% (1-Month USD-LIBOR + 0.325%) due 5/30/25	182,994
35,000	due 5/29/26(l)	34,942
40,000	Rent-A-Center Inc., 4.750% (1-Month USD-LIBOR + 0.400%) due 2/17/28	40,217
122,135	RentPath LLC, 7.000% (3-Month USD-LIBOR + 0.375%) due 12/17/21	109,921
43,439	Reynolds Consumer Products LLC, 1.843% (1-Month USD-LIBOR + 0.175%) due 2/4/27	43,222
59,850	Riverbed Technology Inc., 7.000% (2-Month USD-LIBOR + 0.600%) due 12/31/25	56,829
44,775	Ryan Specialty Group LLC, 3.750% (1-Month USD-LIBOR + 0.300%) due 9/1/27	44,747
	Sabre GLBL Inc.:
89,308	2.093% (1-Month USD-LIBOR + 0.200%) due 2/22/24	87,649
34,913	4.750% (1-Month USD-LIBOR + 0.400%) due 12/17/27	35,087
74,809	Schenectady International Group Inc., 4.849% (3-Month USD-LIBOR + 0.475%) due 10/15/25	74,902
40,800	Science Applications International Corp., 1.968% (1-Month USD-LIBOR + 0.188%) due 3/12/27	40,647
173,011	Scientific Games International Inc., 2.843% (1-Month USD-LIBOR + 0.275%) due 8/14/24	171,208
50,000	SCIH Salt Holdings Inc., 4.750% (3-Month USD-LIBOR + 4.000%) due 3/16/27	49,650
143,341	Sedgwick Claims Management Services Inc., 3.343% (1-Month USD-LIBOR + 0.325%) due 12/31/25	141,648
206,850	Sinclair Television Group Inc., 2.600% (1-Month USD-LIBOR + 0.250%) due 9/30/26	204,653
178,246	SIWF Holdings Inc., 4.343% (1-Month USD-LIBOR + 0.425%) due 6/15/25	178,301
86,819	Six Flags Theme Parks Inc., 1.850% (1-Month USD-LIBOR + 0.175%) due 4/17/26	84,648

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS - 1.1%(e) (continued)
$90,000	SkyMiles IP Ltd., 4.750% (3-Month USD-LIBOR + 0.375%) due 10/20/27	$94,265
19,750	SMG US Midco 2 Inc., 2.607% (3-Month USD-LIBOR + 0.250%) due 1/23/25	19,096
74,179	SolarWinds Holdings Inc., 2.843% (1-Month USD-LIBOR + 0.275%) due 2/5/24	73,066
	Solenis Holdings LLC:
118,486	4.135% (3-Month USD-LIBOR + 0.400%) due 6/26/25	118,357
5,000	8.635% (3-Month USD-LIBOR + 0.850%) due 6/26/26	4,982
	Southern Veterinary Partners LLC:
140,255	5.000% (3-Month USD-LIBOR + 0.400%) due 10/5/27	140,430
110,000	Spin Holdco Inc., 4.750% (3-Month USD-LIBOR + 0.400%) due 3/4/28	109,794
65,000	SRS Distribution Inc., due 6/4/28(l)	64,838
49,918	Staples Inc., 5.176% (3-Month USD-LIBOR + 0.500%) due 4/16/26	48,684
34,650	Sunshine Luxembourg VII SARL, 4.500% (3-Month USD-LIBOR + 0.375%) due 10/1/26	34,747
31,507	Syncreon Group BV, 6.000% (1-Month USD-LIBOR + 0.500%) due 10/1/24	31,245
143,485	TAMKO Building Products LLC, 3.129% (3-Month USD-LIBOR + 0.300%) due 5/29/26	142,767
64,076	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275%) due 2/6/24	61,673
79,600	Tech Data Corp., 5.593% (1-Month USD-LIBOR + 0.550%) due 6/30/25	79,750
50,000	Tecta America Corp., 5.000% (3-Month USD-LIBOR + 0.425%) due 4/6/28	49,812
130,181	Telesat Canada, 2.850% (1-Month USD-LIBOR + 0.275%) due 12/7/26	124,819
143,191	Terrier Media Buyer Inc., 3.593% (1-Month USD-LIBOR + 0.350%) due 12/17/26	142,475
15,000	TIBCO Software Inc., 7.350% (1-Month USD-LIBOR + 0.725%) due 3/3/28	15,180
50,000	Tiger Acquisition LLC, due 6/1/28(l)	49,854
196,727	Titan Acquisition Ltd., 3.267% (3-Month USD-LIBOR + 0.300%) due 3/28/25	192,854
34,731	Trans Union LLC, 1.843% (1-Month USD-LIBOR + 0.175%) due 11/16/26	34,579
192,009	TransDigm Inc., 2.343% (1-Month USD-LIBOR + 0.225%) due 12/9/25	189,334
104,132	Travel Leaders Group LLC, 4.093% (1-Month USD-LIBOR + 0.400%) due 1/25/24	99,099
	Travelport Finance (Luxembourg) SARL:
76,950	9.000% (3-Month USD-LIBOR + 8.000%) due 2/28/25	78,653
29,817	5.203% (3-Month USD-LIBOR + 0.500%) due 5/29/26	26,425
75,000	Traverse Midstream Partners LLC, 6.500% (1-Month USD-LIBOR + 0.550%) due 9/27/24	74,781
	Tricorbraun Holdings Inc.:
459	1.696% (3-Month USD-LIBOR + 0.325%) due 3/3/28	455
61,228	3.750% (2-Month USD-LIBOR + 0.325%) due 3/3/28	60,738
135,000	Triton Water Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.350%) due 3/31/28	134,831
40,000	Truck Hero Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 1/31/28	40,000
44,883	U.S. Silica Co., 5.000% (1-Month USD-LIBOR + 0.400%) due 5/1/25	42,948
	Uber Technologies Inc.:
124,679	3.593% (1-Month USD-LIBOR + 0.350%) due 4/4/25	124,612
9,820	3.593% (1-Month USD-LIBOR + 0.350%) due 2/25/27	9,814
63,826	UGI Energy Services LLC, 3.843% (1-Month USD-LIBOR + 0.375%) due 8/13/26	63,826
	UKG Inc.:
214,001	4.000% (3-Month USD-LIBOR + 0.325%) due 5/4/26	214,269
20,000	7.500% (3-Month USD-LIBOR + 0.675%) due 5/3/27	20,488
39,750	Ultra Clean Holdings Inc., 3.843% (1-Month USD-LIBOR + 0.375%) due 8/27/25	39,800
55,000	United AirLines Inc., 4.500% (3-Month USD-LIBOR + 0.375%) due 4/21/28	55,481
36,569	United Natural Foods Inc., 3.593% (1-Month USD-LIBOR + 0.350%) due 10/22/25	36,602
29,625	Univar Solutions USA Inc., 2.093% (1-Month USD-LIBOR + 0.200%) due 7/1/26	29,503
36,177	Univision Communications Inc., 4.750% (1-Month USD-LIBOR + 0.375%) due 3/15/26	36,263
54,450	Upstream Newco Inc., 4.593% (1-Month USD-LIBOR + 0.450%) due 11/20/26	54,427
206,850	US Foods Inc., 2.093% (1-Month USD-LIBOR + 0.200%) due 9/13/26	203,431
4,988	Utz Quality Foods LLC, 3.093% (1-Month USD-LIBOR + 0.300%) due 1/20/28	4,982
89,560	Vantage Specialty Chemicals Inc., 4.500% (3-Month USD-LIBOR + 0.350%) due 10/28/24	86,873
5,000	Verscend Holding Corp., 4.093% (1-Month USD-LIBOR + 0.400%) due 8/27/25	5,001

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
SENIOR LOANS - 1.1%(e) (continued)
$259,917		VICI Properties 1 LLC, 1.843% (1-Month USD-LIBOR + 0.175%) due 12/20/24	$257,318
30,000		Virtusa Corp., 5.000% (1-Month USD-LIBOR + 0.425%) due 2/11/28	30,125
167,184		Wand Newco 3 Inc., 3.093% (1-Month USD-LIBOR + 0.300%) due 2/5/26	165,305
39,899		WaterBridge Midstream Operating LLC, 6.750% (3-Month USD-LIBOR + 0.575%) due 6/22/26	37,882
195,725		Whatabrands LLC, 2.851% (1-Month USD-LIBOR + 0.275%) due 7/31/26	194,768
35,000		Wheel Pros Inc., 5.250% (1-Month USD-LIBOR + 0.450%) due 5/11/28	35,081
105,000		WIN Waste Innovations Holdings Inc., 3.250% (1-Month USD-LIBOR + 0.275%) due 3/24/28	104,775
70,000		Zebra Buyer LLC, due 4/21/28(l)	70,233
173,737		Zelis Cost Management Buyer Inc., 3.610% (1-Month USD-LIBOR + 0.350%) due 9/30/26	173,303
20,000		Ziggo Financing Partnership, 2.601% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,806
		TOTAL SENIOR LOANS
		(Cost - $23,412,036)	23,509,549

	Rating††
MUNICIPAL BONDS - 0.0%
California - 0.0%
140,000	AA-	Regents of the University of California Medical Center Pooled Revenue, 6.548% due 5/15/48	210,290
360,000	AA-	State of California, GO, 7.300% due 10/1/39	559,778
		Total California	770,068
Connecticut - 0.0%
100,000	A+	State of Connecticut, GO, 3.000% due 7/1/21	100,232
New York - 0.0%
200,000	A	New York State Thruway Authority, 2.900% due 1/1/35	209,737
		TOTAL MUNICIPAL BONDS
		(Cost - $1,088,740)	1,080,037

Shares/Units

EXCHANGE TRADED FUND (ETF) - 1.3%
256,191	iShares Core U.S. Aggregate Bond	29,346,679
	(Cost - $29,999,966)
COMMON STOCKS - 0.0%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
1,885	Frontier Communications Parent Inc.*	47,087
DIVERSIFIED - 0.0%
SPACs - 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.*(f)(g)	30,791
ENERGY - 0.0%
Oil & Gas - 0.0%
1,922	Gulfport Energy Corp.*(d)	120,125
90	Oasis Petroleum Inc.	7,975
1,842	Tapstone Energy LLC/Tapstone Energy Finance Corp.*(f)(g)	4,992

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - 0.0% (continued)
Oil & Gas - 0.0% (continued)
932	Whiting Petroleum Corp.*	$42,676
	Total Oil & Gas	175,768
	TOTAL ENERGY	175,768
INDUSTRIAL - 0.0%
Engineering & Construction - 0.0%
3,092	Mcdermott International Ltd.*	1,515
	TOTAL COMMON STOCKS
	(Cost - $94,826)	255,161
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,303,112,207)	2,279,832,698

Face Amount
SHORT-TERM INVESTMENTS - 6.1%
TIME DEPOSITS - 6.1%
$16,181,744	Banco Santander SA - Frankfurt, 0.005% due 6/1/21	$16,181,744
58,609,162	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	58,609,162
58,672,881	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 6/1/21	58,672,881
	TOTAL TIME DEPOSITS
	(Cost - $133,463,787)	133,463,787
	TOTAL INVESTMENTS - 109.8%
	(Cost - $22,436,575,994)	2,413,296,485
	Liabilities in Excess of Other Assets - (9.8)%	(214,725,960)
	TOTAL NET ASSETS - 100.0%	$2,198,570,525

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
†	† All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $435,171,243 and represents 19.79% of net assets.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is currently in default.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to approximately $30,045,642 and represents 1.37% of net assets.
(h)	Interest only security.
(i)	Principal only security.
(j)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(k)	This security is traded on a TBA basis.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (continued)

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
UMBS	—	Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
Corporate Bonds & Notes	24.2%
Collateralized Mortgage Obligations	21.1
U.S. Government Agencies & Obligations	20.2
Mortgage-Backed Securities	17.9
Asset-Backed Securities	7.9
Exchange Traded Fund (ETF)	1.2
Sovereign Bonds	1.0
Senior Loans	1.0
Municipal Bonds	0.0	*
Common Stocks	0.0	*
Short-Term Investments	5.5
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At May 28, 2021, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 2 Year Note (CBT)	52	9/21	$11,474,594	$11,478,188	$3,594
U.S. Ultra Bond (CBT)	42	9/21	7,743,379	7,780,500	37,121
					40,715
Contracts to Sell:
U.S. 10 Year Note (CBT)	95	9/21	$(12,532,346)	$12,534,063	$(1,716)
U.S. 10 Year Ultra	136	9/21	(19,721,746)	19,713,625	8,120
U.S. 5 Year Note (CBT)	363	9/21	(44,936,214)	44,958,117	(21,903)
U.S. Long Bond (CBT)	51	9/21	(7,973,656)	7,983,094	(9,438)
					(24,937)
Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$15,778

Schedules of Investments
May 28, 2021# (unaudited)

Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$1,700,000	3.500% due 6/1/36(a) (Proceeds — $1,815,680)	$1,815,619
	Government National Mortgage Association:
7,215,000	2.000% due 6/1/51(a) (Proceeds — $7,323,225)	7,336,050
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $9,138,905)	$9,151,669

(a) This security is traded on a TBA basis.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 50.5%
Basic Materials - 0.1%
$110,000		DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	$125,468
5,000		Glencore Funding LLC, Company Guaranteed Notes, 4.125% due 5/30/23(a)	5,326
200,000		LG Chem Ltd., 3.250% due 10/15/24	215,697
200,000		POSCO, Senior Unsecured Notes, 2.375% due 11/12/22	204,426
		Total Basic Materials	550,917
Communications - 17.1%
105,000		AT&T Inc., Senior Unsecured Notes, 4.450% due 4/1/24	115,400
200,000		Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	211,107
5,465,000		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.000% due 3/1/23(a)	5,505,987
1,032,000	EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 7/3/23(b)	1,308,865
835,000		Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	849,613
6,970,000		CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	7,133,795
9,455,000		DISH DBS Corp., Company Guaranteed Notes, 6.750% due 6/1/21	9,455,000
2,827,000		DISH Network Corp., Senior Unsecured Notes, 2.375% due 3/15/24	2,735,123
120,000		eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	124,508
8,286,000		HC2 Holdings Inc., Senior Secured Notes, 8.500% due 2/1/26(a)	8,182,425
11,457,000		Hughes Satellite Systems Corp., Company Guaranteed Notes, 7.625% due 6/15/21	11,482,205
10,578,000	EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 8/9/22(a)(b)	12,900,516
7,707,000		Lumen Technologies Inc., Senior Unsecured Notes, 6.450% due 6/15/21	7,720,102
441,000		Meredith Corp., Senior Secured Notes, 6.500% due 7/1/25(a)	475,067
200,000		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	214,925
5,653,000		Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	5,677,817
8,654,000		Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	8,787,531
200,000		Tencent Holdings Ltd., Senior Unsecured Notes, 1.810% due 1/26/26(a)	203,601
2,335,000		VeriSign Inc., Senior Unsecured Notes, 4.625% due 5/1/23	2,338,199
120,000		Verizon Communications Inc., Senior Unsecured Notes, 1.256% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	123,447
		Total Communications	85,545,233
Consumer Cyclical - 4.2%
1,272,000		1011778 BC ULC/New Red Finance Inc., Senior Secured Notes, 4.250% due 5/15/24(a)	1,284,300
3,717,000		At Home Holding III Inc., Senior Secured Notes, 8.750% due 9/1/25(a)	4,144,455
250,000		CK Hutchison International 21 Ltd., Company Guaranteed Notes, 1.500% due 4/15/26(a)	251,797
		Dollar Tree Inc., Senior Unsecured Notes:
75,000		3.700% due 5/15/23	79,538
35,000		4.000% due 5/15/25	38,780
1,700,000	EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750%) due 6/30/21(a)(b)(c)(d)	932,918
5,489,000		Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.875% due 8/2/21	5,516,445
100,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	115,946
6,266,334		Hawaiian Airlines Class B Pass-Through Certificates, Pass-Thru Certificates, 4.950% due 1/15/22	6,255,937
911,000		Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	920,110
115,000		Hyundai Capital America, Senior Unsecured Notes, 2.850% due 11/1/22(a)	118,566
1,000,000	EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(b)	1,234,744
115,000		Southwest Airlines Co., Senior Unsecured Notes, 4.750% due 5/4/23	123,996
		Total Consumer Cyclical	21,017,532
Consumer Non-cyclical - 10.0%
115,000		AbbVie Inc., Senior Unsecured Notes, 2.300% due 11/21/22	118,327

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 10.0% - (continued)
		Anthem Inc., Senior Unsecured Notes:
$35,000		3.300% due 1/15/23	$36,644
75,000		3.500% due 8/15/24	81,286
5,461,000		APX Group Inc., Senior Secured Notes, 7.875% due 12/1/22	5,488,469
110,000		AstraZeneca PLC, Senior Unsecured Notes, 3.500% due 8/17/23	117,300
125,000		BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	124,740
2,733,000		Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	2,843,741
105,000		Conagra Brands Inc., Senior Unsecured Notes, 4.300% due 5/1/24	116,087
6,250,000	SEK	Desenio Holding AB, Secured Notes, 5.500% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(b)	773,889
13,344,000		Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(a)	13,714,430
		Gaming Innovation Group Inc. :
5,000,000	SEK	8.500% (3-Month SEK-STIBOR + 8.500%) due 6/11/24(b)(e)	602,112
18,500,000	SEK	8.500% (3-Month SEK-STIBOR + 8.500%) due 6/11/24(a)(b)(e)	2,227,815
105,000		HCA Inc., Senior Secured Notes, 5.000% due 3/15/24	117,085
2,021,000		Hertz Corp., Secured Notes, 7.625% due 6/1/22(a)(c)(d)	2,210,469
200,000		HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	210,580
3,176,000		Ingles Markets Inc., Senior Unsecured Notes, 5.750% due 6/15/23	3,183,940
6,895,000		Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes, 4.625% due 6/15/25(a)	7,222,513
125,000		Keurig Dr Pepper Inc., Company Guaranteed Notes, 0.750% due 3/15/24	125,230
		PayPal Holdings Inc., Senior Unsecured Notes:
95,000		2.200% due 9/26/22	97,395
25,000		1.350% due 6/1/23	25,505
200,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	209,410
65,000		Royalty Pharma PLC, Company Guaranteed Notes, 0.750% due 9/2/23(a)	65,031
400,000		Service Corp. International, Senior Unsecured Notes, 8.000% due 11/15/21	413,200
2,611,000		Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(a)	2,653,429
65,000		UnitedHealth Group Inc., Senior Unsecured Notes, 0.550% due 5/15/24	65,065
7,119,000		UpHealth Inc., Senior Unsecured Notes, 6.250% due 3/15/26(d)(e)	7,119,000
		Total Consumer Non-cyclical	49,962,692
Diversified - 1.1%
4,201,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(b)	5,274,563
Energy - 2.3%
5,520,260		Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes, 10.000% due 2/29/24(a)	5,713,469
200,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	202,574
4,416,000		PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	4,399,440
200,000		Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	212,000
200,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	204,094
125,000		Pioneer Natural Resources Co., Senior Unsecured Notes, 0.550% due 5/15/23	125,410
200,000		Saudi Arabian Oil Co., Senior Unsecured Notes, 2.750% due 4/16/22	204,164
115,000		Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	124,231
200,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	214,400
125,000		Valero Energy Corp., Senior Unsecured Notes, 1.200% due 3/15/24	126,421
		Total Energy	11,526,203
Financial - 3.4%
115,000		American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	116,396
120,000		Athene Global Funding, Senior Secured Notes, 0.710% (SOFR rate + 0.700%) due 5/24/24(a)(b)	120,257
125,000		Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	128,065
200,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	209,002

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 3.4% - (continued)
$150,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	$147,151
150,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	157,127
		Bank of America Corp., Senior Unsecured Notes:
80,000		0.984% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	80,801
40,000		0.700% (SOFR rate + 0.690%) due 4/22/25(b)	40,335
30,000		Bank of Nova Scotia, Senior Unsecured Notes, 0.550% due 9/15/23	30,094
		Capital One Financial Corp., Senior Unsecured Notes:
35,000		3.200% due 1/30/23	36,575
75,000		3.900% due 1/29/24	81,276
115,000		Citigroup Inc., Senior Unsecured Notes, 1.158% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	116,568
451,000		CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25(a)	462,546
200,000		Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	201,100
105,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	114,478
200,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	206,752
100,000		Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	104,126
41,639		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	39,130
120,000		JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	122,911
80,000		Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	82,024
30,000		Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	31,889
200,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	201,996
105,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 3.875% due 3/15/24	114,573
120,000		Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFR rate + 0.455%) due 1/25/24(b)	120,258
		NongHyup Bank, Senior Unsecured Notes:
200,000		1.250% due 7/20/25(a)	200,459
200,000		1.250% due 7/20/25	200,459
200,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	200,320
140,447		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	133,776
105,000		Prudential Financial Inc., Senior Unsecured Notes, 3.500% due 5/15/24	114,445
115,000		Royal Bank of Canada, Senior Unsecured Notes, 0.535% (SOFR rate + 0.525%) due 1/20/26(b)	115,256
100,000		Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(b)	100,001
12,500,000	SEK	Stockwik Förvaltning AB, Senior Secured Notes, 7.000% (3-Month SEK-STIBOR + 7.000%) due 9/3/23(b)	1,542,860
9,424,000		StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	10,083,680
250,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	258,152
		Truist Financial Corp., Senior Unsecured Notes:
55,000		2.200% due 3/16/23	56,814
55,000		2.850% due 10/26/24	59,143
200,000		United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	201,064
5,040,000	SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	626,692
115,000		Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFR rate + 1.600%) due 6/2/24(b)	117,875
115,000		Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	123,967
110,000		WP Carey Inc., Senior Unsecured Notes, 4.250% due 10/1/26	123,839
		Total Financial	$17,324,232

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Government - 0.0%
200,000		Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25(a)	204,400
Industrial - 4.6%
3,000,000		Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	3,030,000
2,623,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(a)	2,702,215
110,000		Boeing Co., Senior Unsecured Notes, 4.508% due 5/1/23	117,497
1,466,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(a)	1,498,985
1,370,000		C3 Nano Inc., Senior Secured Notes, 6.500% due 2/15/24(a)(d)	1,376,621
120,000		Carrier Global Corp., Senior Unsecured Notes, 2.242% due 2/15/25	125,462
7,905,000		Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(a)	7,910,533
120,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	126,937
120,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	126,608
5,652,000		SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	5,729,998
		Union Pacific Corp., Senior Unsecured Notes:
115,000		3.200% due 6/8/21	115,062
10,000		3.150% due 3/1/24	10,733
		Total Industrial	22,870,651
Insurance - 0.3%
13,830,000	SEK	ADDvise Group AB, 7.250% (3-Month SEK-STIBOR + 7.250%) due 5/21/24(b)(d)	1,659,641
Mining - 1.6%
7,800,000		Copper Mountain Mining Corp., 8.000% due 4/9/26(a)	8,099,000
Technology - 3.4%
5,142,000	EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	6,443,363
2,075,000		Blast Motion Inc., Senior Secured Notes, 7.000% due 1/15/24(a)(e)	2,068,775
4,499,000		Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	4,604,997
125,000		Microchip Technology Inc., Senior Secured Notes, 0.972% due 2/15/24(a)	125,233
3,634,000		Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(a)	3,699,775
		Total Technology	16,942,143
Utilities - 2.4%
200,000		AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	212,800
55,000		Atmos Energy Corp., Senior Unsecured Notes, 0.625% due 3/9/23	55,052
		Brazos Electric Power Cooperative Inc., :
6,027,000		zero coupon, due 3/23/49(d)(e)	5,424,300
4,493,333		zero coupon, due 3/23/49(d)(e)	4,044,000
		DTE Energy Co., Senior Unsecured Notes:
60,000		2.529% due 10/1/24	63,231
45,000		1.050% due 6/1/25	44,934
139,100		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	139,100
200,000		Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	149,918
200,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	214,028
200,000		Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	203,000
200,000		Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	204,153
85,000		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 0.650% due 3/1/23	85,503
115,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 1.750% due 6/16/22	115,007
110,000		PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	117,099
628,000		Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(a)	634,280
115,000		Southern California Edison Co., 1st Mortgage Notes, 0.840% (SOFR rate + 0.830%) due 4/1/24(b)	115,554
200,000		State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	195,444

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 2.4% - (continued)
$200,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	$212,963
	Total Utilities	12,230,366
	TOTAL CORPORATE BONDS & NOTES (Cost - $251,217,305)	253,207,573
SENIOR LOANS (b) - 16.8%
	Alliance HealthCare Services Inc.:
4,219,191	5.500% (1-Month USD-LIBOR + 4.500%) due 10/24/23(e)	4,008,231
3,236,672	Change Healthcare Holdings LLC, 3.500% (3-Month USD-LIBOR + 1.500%) due 3/1/24	3,233,727
6,693,408	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 3.250%) due 10/2/24	6,685,041
2,241,224	Diamond Resorts International Inc., due 9/2/23(f)	2,241,986
4,764,000	EP Energy LLC/Everest Acquisition Finance Inc, due 11/23/21(d)(e)(f)	4,761,023
476,014	Fieldwood Energy LLC, 9.750% (1-Month USD-LIBOR + 8.750%) due 8/4/21	490,294
5,346,441	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 3.000%) due 10/25/23	5,344,034
3,717,444	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000%) due 10/4/23	4,126,363
6,130,932	Hertz Corp., due 12/31/21(f)	6,140,129
623,397	Hillman Group Inc., 4.093% (1-Month USD-LIBOR + 2.500%) due 5/30/25	621,527
1,328,000	Intelsat Jackson Holdings SA, 6.500% (3-Month USD-LIBOR + 4.500%) due 7/13/22	1,334,640
6,636,000	Jo-Ann Stores LLC, due 10/20/23(f)	6,622,728
10,715,000	JZ Capital Partners Ltd., 16.000% (1 Month USD-LIBOR + 11.000% cash + 4.000% PIK) due 6/12/22(d)(e)	10,715,000
7,909,109	K&N Parent Inc., 5.750% (3-Month USD-LIBOR + 3.750%) due 10/20/23	7,572,972
2,695,935	Lealand Finance Co. BV, due 6/28/24(f)	1,752,358
14,647,000	Mallinckrodt International Finance SA, due 2/28/22(f)	14,386,137
4,277,402	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,260,464
	TOTAL SENIOR LOANS (Cost - $84,791,504)	84,296,654
ASSET-BACKED SECURITIES - 5.3%
438,420	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	439,124
	AccessLex Institute:
193,805	Series 2004-2, Class A3, 0.366% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	191,479
217,368	Series 2007-A, Class A3, 0.447% (3-Month USD-LIBOR + 0.300%) due 5/25/36(b)	214,407
	Affirm Asset Securitization Trust:
200,000	Series 2020-A, Class A, 2.100% due 2/18/25(a)	201,908
171,533	Series 2020-Z2, Class A, 1.900% due 1/15/25(a)	172,990
300,000	Series 2021-Z1, Class A, 1.070% due 8/15/25(a)(d)	300,168
1,043,486	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	1,044,319
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.338% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	1,000,070
114,925	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	116,252
177,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 1.501% (1-Month USD-LIBOR + 1.400%) due 2/15/35(a)(b)	177,336
192,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL1, Class B, 1.801% (1-Month USD-LIBOR + 1.700%) due 5/15/37(a)(b)	191,942
149,720	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	151,455
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, zero coupon, (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	499,873
367,378	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	369,453
	BSPRT Issuer Ltd.:
352,000	Series 2019-FL5, Class A, 1.251% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	351,790

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 5.3% (continued)
$193,000	Series 2021-FL6, Class A, 1.201% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	$193,000
471,667	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	477,464
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.231% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(b)	992,344
500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 1.426% (3-Month USD-LIBOR + 1.250%) due 10/25/31(a)(b)	500,058
100,000	CHCP Ltd., Series 2021-FL1, Class AS, 1.401% (1-Month USD-LIBOR + 1.300%) due 2/15/38(a)(b)	100,062
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 1.648% (1-Month USD-LIBOR + 1.550%) due 8/20/35(a)(b)	175,924
303,374	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	308,115
83,379	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(a)	83,671
60,991	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	61,281
700,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	700,219
	Freed ABS Trust:
167,127	Series 2019-2, Class A, 2.620% due 11/18/26(a)	167,551
121,671	Series 2020-FP1, Class A, 2.520% due 3/18/27(a)	122,383
200,000	FS RIALTO, Series 2021-FL2, Class A, 1.401% (1-Month USD-LIBOR + 1.300%) due 4/16/28(a)(b)	200,062
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class AR, 1.384% (3-Month USD-LIBOR + 1.200%) due 10/15/30(a)(b)	500,139
500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 1.176% (3-Month USD-LIBOR + 1.020%) due 5/16/31(a)(b)	500,164
66,955	Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080% due 7/20/30(a)	67,016
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(a)	252,045
15,823	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060% due 4/17/23(a)	15,848
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 1.336% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	500,458
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 1.368% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	999,998
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 1.481% (3-Month USD-LIBOR + 1.320%) due 4/15/34(a)(b)	1,000,368
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 1.308% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	499,782
200,000	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 1.160% (1-Month USD-LIBOR + 1.050%) due 6/16/36(a)(b)(d)	200,125
365,368	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	380,536
	Hunt CRE Ltd.:
101,528	Series 2017-FL1, Class A, 1.101% (1-Month USD-LIBOR + 1.000%) due 8/15/34(a)(b)	101,528
200,000	Series 2018-FL2, Class A, 1.181% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	199,881
	Invitation Homes Trust:
178,609	Series 2017-SFR2, Class A, 0.951% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	178,929
172,474	Series 2018-SFR1, Class A, 0.801% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	172,635
54,634	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	55,556
173,000	LMREC Inc., Series 2019-CRE3, Class A, 1.493% (1-Month USD-LIBOR + 1.400%) due 12/22/35(a)(b)	173,001
173,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class A, 1.231% (1-Month USD-LIBOR + 1.130%) due 5/15/36(a)(b)	172,948
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.296% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(b)	500,090
	Marlette Funding Trust:
53,402	Series 2019-2A, Class A, 3.130% due 7/16/29(a)	53,624

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 5.3% (continued)
$186,000	Series 2019-4A, Class C, 3.760% due 12/17/29(a)	$192,879
156,554	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	157,479
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.701% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	340,796
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.426% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	989,047
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 1.468% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	982,974
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 1.256% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	250,286
	Pagaya AI Debt Selection Trust:
196,986	Series 2020-3, Class A, 2.100% due 5/17/27(a)	198,421
380,000	Series 2021-1, Class A, 1.180% due 11/15/27(a)	380,742
350,000	Sofi Consumer Loan Program Trust, Series 2018-2, Class C, 4.250% due 4/26/27(a)	361,985
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 1.438% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	1,000,096
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 1.308% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	499,877
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 1.355% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	1,000,404
200,000	STWD Ltd., Series 2021-FL2, Class A, 1.309% (1-Month USD-LIBOR + 1.200%) due 4/18/38(a)(b)	200,188
18,386	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	18,427
150,000	Theorem Funding Trust, Series 2020-1A, Class B, 3.950% due 10/15/26(a)	154,582
484,924	THL Credit Wind River CLO Ltd., Series 2013-2A, Class AR, 1.420% (3-Month USD-LIBOR + 1.230%) due 10/18/30(a)(b)	484,948
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.648% (3-Month USD-LIBOR + 1.460%) due 7/20/32(a)(b)	1,005,689
200,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.301% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(b)	199,875
525,854	Upstart Securitization Trust, Series 2020-3, Class A, 1.702% due 11/20/30(a)	529,900
500,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1A, 1.328% (3-Month USD-LIBOR + 1.140%) due 1/20/31(a)(b)	499,701
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.344% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(b)	500,151
423,910	Wind River CLO Ltd., Series 2013-1A, Class A1R, 1.438% (3-Month USD-LIBOR + 1.250%) due 7/20/30(a)(b)	423,982
	TOTAL ASSET-BACKED SECURITIES (Cost - $26,279,220)	26,401,800
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
535,012	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	536,958
200,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5, Class B, 1.601% (1-Month USD-LIBOR + 1.500%) due 3/15/36(a)(b)	199,874
	BANK:
1,515,998	Series 2017-BNK4, Class XA, 1.392% due 5/15/50(b)(g)	89,045
1,823,938	Series 2017-BNK6, Class XA, 0.814% due 7/15/60(b)(g)	68,271
	BBCMS Mortgage Trust:
192,000	Series 2017-DELC, Class B, 1.131% (1-Month USD-LIBOR + 1.030%) due 8/15/36(a)(b)	191,939
240,000	Series 2018-TALL, Class B, 1.072% (1-Month USD-LIBOR + 0.971%) due 3/15/37(a)(b)	235,787
200,000	Series 2019-BWAY, Class A, 1.057% (1-Month USD-LIBOR + 0.956%) due 11/15/34(a)(b)	199,419

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1% (continued)
$1,489,326	Series 2021-C9, Class XA, 1.646% due 2/15/54(b)(g)	$187,273
75,000	BHMS, Series 2018-ATLS, Class A, 1.351% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	74,999
765,230	BRAVO Residential Funding Trust, Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)	766,759
	BXMT Ltd.:
192,000	Series 2020-FL2, Class C, 1.751% (1-Month USD-LIBOR + 1.650%) due 2/15/38(a)(b)	191,292
193,000	Series 2021-FL4, Class A, 1.151% (1-Month USD-LIBOR + 1.050%) due 5/15/38(a)(b)	193,000
1,653,529	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.285% due 5/10/50(b)(g)	87,614
	CFCRE Commercial Mortgage Trust:
1,318,980	Series 2017-C8, Class XA, 1.590% due 6/15/50(b)(g)	87,514
287,000	Series 2017-C8, Class XB, 0.945% due 6/15/50(b)(g)	14,471
	Citigroup Commercial Mortgage Trust:
178,000	Series 2018-TBR, Class B, 1.251% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	177,444
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	402,135
395,056	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	398,057
363,713	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	363,420
	Commercial Mortgage Trust:
17,207,957	Series 2013-CR9, Class XA, 0.067% due 7/10/45(b)(g)	16,267
1,483,693	Series 2013-LC6, Class XA, 1.314% due 1/10/46(b)(g)	22,302
24,997	Series 2014-CR15, Class A2, 2.928% due 2/10/47	24,930
320,392	Series 2014-FL5, Class C, 2.251% (1-Month USD-LIBOR + 2.150%) due 10/15/31(a)(b)	312,382
344,000	Series 2014-FL5, Class D, 4.101% (1-Month USD-LIBOR + 4.000%) due 10/15/31(a)(b)	330,240
227,000	Series 2018-HCLV, Class A, 1.101% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	225,858
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 2.001% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	67,527
573,000	Series 2017-CHOP, Class E, 3.401% (1-Month USD-LIBOR + 3.300%) due 7/15/32(a)(b)	534,171
333,643	Series 2020-BPL1, Class A1, step bond to yield, 3.393% due 2/25/24(a)	334,448
634,460	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	642,863
344,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.351% (1-Month USD-LIBOR + 1.250%) due 1/15/34(a)(b)	345,227
	CSAIL Commercial Mortgage Trust:
808,388	Series 2017-C8, Class XA, 1.222% due 6/15/50(b)(g)	35,668
4,767,697	Series 2017-CX10, Class XA, 0.713% due 11/15/50(b)(g)	171,403
3,483,087	Series 2018-CX12, Class XA, 0.603% due 8/15/51(b)(g)	123,140
182,000	DBGS Mortgage Trust, Series 2018-5BP, Class D, 1.451% (1-Month USD-LIBOR + 1.350%) due 6/15/33(a)(b)	181,302
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	214,454
	Deephaven Residential Mortgage Trust:
18,069	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	18,063
18,281	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	18,273
328,688	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4911, Class MB, 3.000% due 9/25/49	344,368
	Federal National Mortgage Association, Aces:
1,194,960	Series 2020-M49, Class 1A1, 1.256% due 11/25/30(b)	1,198,530
697,670	Series 2021-M5, Class A1, 1.461% due 1/25/33(b)	708,199

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1% (continued)
$1,094,670	Series 2021-M6, Class A1, 1.482% due 3/25/33(b)	$1,111,861
299,256	Series 2021-M7, Class A1, 1.718% due 3/25/31(b)	307,631
239,000	GB Trust, Series 2020-FLIX, Class D, 2.451% (1-Month USD-LIBOR + 2.350%) due 8/15/37(a)(b)	239,964
403,879	GCAT LLC, Series 2019-NQM1, Class A1, step bond to yield, 2.985% due 2/25/59(a)	405,850
361,000	GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.551% due 4/10/34(a)	366,008
	GS Mortgage Securities Trust:
4,501,538	Series 2016-GS4, Class XA, 0.501% due 11/10/49(b)(g)	105,605
1,750,734	Series 2017-GS6, Class XA, 1.031% due 5/10/50(b)(g)	94,771
3,588,770	Series 2017-GS8, Class XA, 0.970% due 11/10/50(b)(g)	167,845
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,973,158	Series 2014-C20, Class XA, 0.935% due 7/15/47(b)(g)	34,356
4,075,000	Series 2020-MKST, Class XCP, 2.628% due 12/15/36(a)(b)(g)	57,977
	JPMBB Commercial Mortgage Securities Trust:
1,016,736	Series 2015-C32, Class XA, 1.210% due 11/15/48(b)(g)	31,274
200,000	Series 2016-C1, Class A5, 3.576% due 3/15/49	220,220
	Legacy Mortgage Asset Trust:
435,677	Series 2020-GS4, Class A1, step bond to yield, 3.250% due 2/25/60(a)	440,838
893,498	Series 2021-SL1, Class A, 1.991% due 12/31/49(a)(b)(d)	905,907
159,300	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 1.471% (1-Month USD-LIBOR + 1.370%) due 4/15/34(a)(b)	158,712
	MF1 Ltd.:
158,073	Series 2019-FL2, Class A, 1.222% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	158,073
225,000	Series 2020-FL3, Class A, 2.151% (1-Month USD-LIBOR + 2.050%) due 7/15/35(a)(b)	227,286
	Morgan Stanley Capital I Trust:
1,370,607	Series 2016-UB11, Class XA, 1.498% due 8/15/49(b)(g)	77,904
4,018,282	Series 2016-UB12, Class XA, 0.739% due 12/15/49(b)(g)	114,006
76,000	Series 2017-ASHF, Class D, 2.301% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	75,429
909,309	Series 2017-H1, Class XA, 1.351% due 6/15/50(b)(g)	53,555
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 1.254% (1-Month USD-LIBOR + 1.154%) due 7/15/33(a)(b)	340,130
350,000	Series 2018-850T, Class D, 1.554% (1-Month USD-LIBOR + 1.454%) due 7/15/33(a)(b)	337,155
	New Residential Mortgage Loan Trust:
421,904	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	428,269
694,314	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(b)	707,878
539,970	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	542,914
144,218	PFP Ltd., Series 2019-6, Class A, 1.148% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	143,314
940,556	PRPM, Series 2019-GS1, Class A1, 3.500% due 10/25/24(a)(b)	947,098
	PRPM LLC:
603,495	Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(a)	607,211
693,820	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	694,256
299,200	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 1.901% (1-Month USD-LIBOR + 1.800%) due 5/15/36(a)(b)	296,049
159,932	SLIDE, Series 2018-FUN, Class A, 1.001% (1-Month USD-LIBOR + 0.900%) due 6/15/31(a)(b)	159,975
147,435	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class B, 1.356% (1-Month USD-LIBOR + 1.250%) due 11/11/34(a)(b)	146,878
	UBS Commercial Mortgage Trust:
1,640,632	Series 2012-C1, Class XA, 2.052% due 5/10/45(a)(b)(g)	12,313

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1% (continued)
$1,000,354		Series 2017-C1, Class XA, 1.522% due 6/15/50(b)(g)	$69,310
386,000		Series 2018-NYCH, Class D, 2.201% (1-Month USD-LIBOR + 2.100%) due 2/15/32(a)(b)	372,461
		Verus Securitization Trust:
1,139,047		Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,159,229
222,195		Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	224,316
771,927		Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	769,594
316,883		Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	318,530
433,611		VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(d)	434,367
909,879		VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	910,734
		Wells Fargo Commercial Mortgage Trust:
2,436,899		Series 2015-LC22, Class XA, 0.771% due 9/15/58(b)(g)	68,234
4,916,175		Series 2015-NXS2, Class XA, 0.662% due 7/15/58(b)(g)	114,632
90,902		Series 2021-SAVE, Class A, 1.251% (1-Month USD-LIBOR + 1.150%) due 2/15/40(a)(b)	91,184
90,902		Series 2021-SAVE, Class B, 1.551% (1-Month USD-LIBOR + 1.450%) due 2/15/40(a)(b)	91,127
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $27,458,031)	25,677,116
	Rating††
MUNICIPAL BONDS - 0.8%
Puerto Rico - 0.8%
		Puerto Rico Highway & Transportation Authority,:
1,900,000	C(h)	zero coupon, due 7/1/22	1,762,250
2,820,000	C(h)	zero coupon, due 7/1/23	2,446,350
		Total Puerto Rico	4,208,600
		TOTAL MUNICIPAL BONDS
		(Cost - $4,195,758)	4,208,600
SOVEREIGN BONDS - 0.5%
Brazil - 0.0%
200,000		Brazilian Government International Bond, 2.875% due 6/6/25	205,958
Colombia - 0.0%
200,000		Colombia Government International Bond, 2.625% due 3/15/23	204,440
Indonesia - 0.1%
200,000		Indonesia Government International Bond, 3.375% due 4/15/23	210,356
300,000		Perusahaan Penerbit SBSN Indonesia III, 3.300% due 11/21/22	312,033
		Total Indonesia	522,389
Panama - 0.1%
200,000		Panama Government International Bond, 3.750% due 3/16/25	217,502
Peru - 0.1%
250,000		Peruvian Government International Bond, 2.392% due 1/23/26	257,472
Qatar - 0.0%
200,000		Qatar Government International Bond, 2.375% due 6/2/21	200,020
Saudi Arabia - 0.1%
250,000		Saudi Government International Bond, 2.875% due 3/4/23	259,750
South Korea - 0.1%
250,000		Korea Development Bank, 1.000% due 9/9/26	248,876
200,000		Korea Electric Power Corp., 1.125% due 6/15/25	199,589
		Total South Korea	448,465

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - (continued)
United Arab Emirates - 0.0%
$200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	$212,000
	TOTAL SOVEREIGN BONDS
	(Cost - $2,504,830)	2,527,996
U.S. GOVERNMENT OBLIGATIONS - 0.4%
	U.S. Treasury Notes:
1,130,000	0.375% due 3/31/22	1,132,869
1,000,000	0.375% due 4/15/24	1,002,500
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $2,134,300)	2,135,369
MORTGAGE-BACKED SECURITIES - 0.4%
FHLMC - 0.2%
964,779	Freddie Mac Pool, 1.500% due 2/1/36	977,366
FNMA - 0.2%
960,000	Federal National Mortgage Association (FNMA), 2.000% due 1/1/36	992,710
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $1,994,031)	1,970,076

Shares/Units
COMMON STOCKS - 7.7%
BASIC MATERIALS - 0.1%
Forest Products & Paper - 0.1%
20,309	Appvion Inc.*(d)	262,392
DIVERSIFIED - 7.4%
SPACs - 7.4%
21,948	26 Capital Acquisition Corp., Class A Shares*	212,237
1	7GC & Co. Holdings Inc., Class A Shares*	10
23,979	Adit EdTech Acquisition Corp.*	231,637
5	Aequi Acquisition Corp., Class A Shares*	48
23,979	Alkuri Global Acquisition Corp., Class A Shares*	235,474
9,681	Alpha Capital Acquisition Co., Class A Shares*	93,518
38,728	Anzu Special Acquisition Corp. I*	383,407
31,583	Ares Acquisition Corp.*(i)	316,462
27,530	Arrowroot Acquisition Corp., Class A Shares*	265,664
25,628	Athena Technology Acquisition Corp.*	254,486
23,979	Athlon Acquisition Corp., Class A Shares*	230,678
177,273	Atlantic Avenue Acquisition Corp., Class A Shares*	1,719,548
3	Atlantic Coastal Acquisition Corp., Class A Shares*	30
23,979	Authentic Equity Acquisition Corp., Class A Shares*	231,877
137,418	BGP Acquisition Corp., Class A Shares*(d)(e)	1,298,600
23,979	Bite Acquisition Corp.*	230,918
1	BOA Acquisition Corp., Class A Shares*	10
4,140	Bright Lights Acquisition Corp., Class A Shares*	40,282
78,591	Cartesian Growth Corp.*	780,409
10,575	Cascade Acquisition Corp., Class A Shares*	104,058
133,246	Cerberus Telecom Acquisition Corp., Class A Shares*(i)	1,315,138
41,903	CF Acquisition Corp. IV, Class A Shares*(i)	406,040
46,444	CF Acquisition Corp. VI*	462,582
43,373	Clarim Acquisition Corp.*	428,959
3,315	Clarim Acquisition Corp., Class A Shares*	32,122
31,129	Cohn Robbins Holdings Corp., Class A Shares*	305,687
23,979	COVA Acquisition Corp., Class A Shares*	232,356

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
DIVERSIFIED - 7.4% - (continued)
SPACs - 7.4% - (continued)
500	Crown PropTech Acquisitions, Class A Shares*	$4,844
7,704	DHB Capital Corp.*	76,732
3,300	DHC Acquisition Corp., Class A Shares*	31,746
63,566	Disruptive Acquisition Corp. I*	635,024
5	Edify Acquisition Corp., Class A Shares*	48
51,531	EJF Acquisition Corp.*	512,218
18,589	Empowerment & Inclusion Capital I Corp.*	183,845
23,979	Empowerment & Inclusion Capital I Corp., Class A Shares*	232,356
1,900	Environmental Impact Acquisition Corp., Class A Shares*	18,468
1,460	Epiphany Technology Acquisition Corp., Class A Shares*	14,118
23,979	EQ Health Acquisition Corp., Class A Shares*(d)	233,076
59,814	Equity Distribution Acquisition Corp., Class A Shares*	586,177
1,790	Executive Network Partnering Corp., Class A Shares*	17,399
23,979	Fintech Evolution Acquisition Group, Class A Shares*	232,596
224	Foresight Acquisition Corp., Class A Shares*	2,222
58,605	Forum Merger IV Corp.*	581,948
61,115	GigCapital4 Inc.*	610,992
29,178	Global Partner Acquisition Corp. II*	289,154
3,000	Goal Acquisitions Corp.*	28,890
90,017	Golden Falcon Acquisition Corp., Class A Shares*	868,664
58,742	Gores Guggenheim Inc.*	583,308
6,100	Graf Acquisition Corp. IV*	61,000
61,193	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	595,408
504	Healthcare Capital Corp., Class A Shares*	4,859
23,979	Healthcare Services Acquisition Corp., Class A Shares*	231,397
364	HH&L Acquisition Co., Class A Shares*	3,545
23,979	Ignyte Acquisition Corp.*	231,637
51,527	Isleworth Healthcare Acquisition Corp.*	501,358
23,979	Itiquira Acquisition Corp., Class A Shares*	230,198
23,979	Jack Creek Investment Corp., Class A Shares*	230,678
965	Kismet Acquisition Two Corp., Class A Shares*	9,322
26,649	Marlin Technology Corp., Class A Shares*	264,625
468,448	Mason Industrial Technology Inc., Class A Shares*	4,525,208
14,797	Noble Rock Acquisition Corp.*	147,082
23,979	North Atlantic Acquisition Corp., Class A Shares*	230,678
52,110	Oaktree Acquisition Corp. II, Class A Shares*	509,115
120,600	Omnichannel Acquisition Corp., Class A Shares*	1,180,674
43,737	One Equity Partners Open Water I Corp., Class A Shares*	421,625
23,979	Oyster Enterprises Acquisition Corp., Class A Shares*	231,637
39,200	Peridot Acquisition Corp. II*	391,216
4,417	Pontem Corp.*	44,082
12,783	PWP Forward Acquisition Corp. I*	126,552
49,915	RMG Acquisition Corp. III*	488,169
11,305	RXR Acquisition Corp.*	113,050
2,220	SCP & CO Healthcare Acquisition Co., Class A Shares*	21,467
38,349	Seven Oaks Acquisition Corp., Class A Shares*(i)	374,670
23,979	Silver Crest Acquisition Corp., Class A Shares*	231,158
112,363	Skydeck Acquisition Corp.*	1,118,012
47,645	Starboard Value Acquisition Corp., Class A Shares*(i)	472,162
126,892	Stratim Cloud Acquisition Corp.*	1,262,575
4,799	Supernova Partners Acquisition Co. III Ltd.*	47,990
65,340	Tailwind International Acquisition Corp., Class A Shares*	633,798
63,698	Tailwind Two Acquisition Corp., Class A Shares*(d)	620,419
25,622	Tech & Energy Transition Corp.*	256,220

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
DIVERSIFIED - 7.4% - (continued)
SPACs - 7.4% - (continued)
115,315	Tekkorp Digital Acquisition Corp., Class A Shares*	$1,126,628
12,881	Thimble Point Acquisition Corp., Class A Shares*	125,203
85,905	Tishman Speyer Innovation Corp. II*	859,050
2,500	TLG Acquisition One Corp., Class A Shares*	24,175
1	Tuatara Capital Acquisition Corp., Class A Shares*	10
319,748	Vector Acquisition Corp. II, Class A Shares*	3,152,715
72	Virtuoso Acquisition Corp., Class A Shares*	706
22,732	Z-Work Acquisition Corp.*	225,956
	Total SPACs	36,882,091
	TOTAL DIVERSIFIED	36,882,091
ENERGY - 0.0%
Oil & Gas Services - 0.0%
3,121	Superior Energy Services Inc.*(d)(e)	106,114
FINANCIAL - 0.2%
Diversified Financial Services - 0.2%
66,302	OceanTech Acquisitions I Corp.*	661,694
	TOTAL COMMON STOCKS
	(Cost - $37,645,421)	37,912,291
EXCHANGE TRADED FUND (ETF) - 5.0%
490,565	iShares Core 1-5 Year USD Bond(i)
	(Cost - $24,978,839)	25,224,852
PREFERRED STOCK - 0.7%
FINANCIAL - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
142,531	Gladstone Land Corp., 5.000%
	(Cost - $3,563,275)	3,654,495
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
68,709	BGP Acquisition Corp.*(d)	56,341
14,495	Hamilton Lane Alliance Holdings I Inc.*(d)	9,858
25,763	Isleworth Healthcare Acquisition Corp.*(d)	16,231
154,774	Mason Industrial Technology Inc.*(d)	123,819
14,479	One Equity Partners Open Water I Corp.*(d)	10,716
9,983	RMG Acquisition Corp. III*	8,686
21,780	Tailwind International Acquisition Corp.*(d)	14,595
21,232	Tailwind Two Acquisition Corp.*(d)	15,075
	Total SPACs	255,321
	TOTAL DIVERSIFIED	255,321
	TOTAL WARRANTS
	(Cost - $234,565)	255,321
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $466,997,079)	467,472,143

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 13.9%
TIME DEPOSITS - 13.9%
$6,132,086	Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.005% due 6/1/21	$6,132,086
60,425,847	Banco Santander SA - Frankfurt, 0.005% due 6/1/21	60,425,847
3,323,569	BNP Paribas - Paris, 0.005% due 6/1/21	3,323,569
	TOTAL TIME DEPOSITS
	(Cost - $69,881,502)	69,881,502

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
1,371,335	Federated Government Obligations Fund, Premier Class, 0.025%(j)
	(Cost - $1,371,335)	1,371,335
	TOTAL INVESTMENTS - 107.4%
	(Cost - $538,249,916)	538,724,980
	Liabilities in Excess of Other Assets - (7.4)%	(37,421,244)
	TOTAL NET ASSETS - 100.0%	$501,303,736

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $163,767,882 and represents 32.67% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(c)	Security is currently in default.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to $42,850,775 and represents 8.55% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Interest only security.
(h)	Rating by Moody's Investors Service.
(i)	All or a portion of this security is on loan.
(j)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
REMICS	—	Real Estate Mortgage Investment Conduit
SPACs	—	Special Purpose Acquisition Companies
STIBOR	—	Stockholm Interbank Offered Rate

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	47.0%
Senior Loans	15.6
Common Stocks	7.0
Asset-Backed Securities	4.9
Collateralized Mortgage Obligations	4.8
Exchange Traded Fund (ETF)	4.7
Municipal Bonds	0.8
Preferred Stock	0.7
Sovereign Bonds	0.5
U.S. Government Agencies & Obligations	0.4
Mortgage-Backed Securities	0.4
Warrants	0.0 *
Short-Term Investments	13.0
Money Market Fund	0.2
100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

At May 28, 2021, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	284,000	BBH	$346,423	6/15/21	$–	$(1,482)	$(1,482)
Norwegian Krone	5,130,000	BBH	613,635	6/15/21	253	–	253
					$253	$(1,482)	$(1,229)

Contracts to Sell:
Euro	23,500,000	BBH	28,665,248	6/15/21	$–	$(68,568)	$(68,568)
Norwegian Krone	10,219,000	BBH	1,222,365	6/15/21	17,175	–	17,175
Swedish Krona	29,890,000	BBH	3,599,798	6/15/21	–	(7,901)	(7,901)
Swedish Krona	13,830,000	BBH	1,665,614	6/15/21	–	(6,723)	(6,723)
					$17,175	$(83,192)	$(66,017)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$17,428	$(84,674)	$(67,246)

Counterparty Abbreviations used in this schedule:

BBH — Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:

EUR — Euro

SEK — Swedish Krona

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 65.2%
Australia - 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	$1,470,950
Bermuda - 0.3%
600,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25(b)	600,900
	Digicel Group Holdings Ltd.:
374,051	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	315,138
61,489	Subordinated Notes, 7.000% (b)(c)(d)	46,117
234,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	241,078
800,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	812,000
	Total Bermuda	2,015,233
Brazil - 0.9%
2,500,000	Banco Bradesco SA, Senior Unsecured Notes, 2.850% due 1/27/23(b)	2,560,025
500,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	541,250
3,900,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(a)	3,894,930
	Total Brazil	6,996,205
British Virgin Islands - 0.3%
1,783,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	1,866,193
500,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	488,611
	Total British Virgin Islands	2,354,804
Canada - 3.1%
950,000	Canacol Energy Ltd., Company Guaranteed Notes, 7.250% due 5/3/25	997,510
12,700,000	Copper Mountain Mining Corp., 8.000% due 4/9/26(b)	13,186,833
750,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	863,107
735,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	806,662
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(b)	1,123,200
598,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(b)	603,980
6,339,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(b)	6,576,713
	Total Canada	24,158,005
Cayman Islands - 4.0%
3,400,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	3,545,512
	Baidu Inc., Senior Unsecured Notes:
1,100,000	3.500% due 11/28/22	1,144,878
2,400,000	3.875% due 9/29/23	2,555,498
650,000	3.075% due 4/7/25	686,098
7,750,000	CK Hutchison International 21 Ltd., Company Guaranteed Notes, 1.500% due 4/15/26(b)	7,805,716
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	204,453
2,898,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,995,836
4,500,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,738,057
416,391	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	391,304
297,748	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	283,605
2,732,201	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(b)	2,691,440

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Cayman Islands - 4.0% - (continued)
		Tencent Holdings Ltd., Senior Unsecured Notes:
$374,000		3.280% due 4/11/24	$397,351
3,500,000		1.810% due 1/26/26(b)	3,563,019
		Total Cayman Islands	31,002,767
Chile - 3.8%
		AES Gener SA, Junior Subordinated Notes:
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a).	1,064,000
800,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b).	851,200
3,400,000		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	2,779,500
400,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	432,004
836,687		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	836,686
1,703,600		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,748,480
1,524,000		Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	1,142,377
6,300,000		Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,741,894
2,200,000		Falabella SA, Senior Unsecured Notes, 3.750% due 4/30/23	2,302,300
5,135,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,269,794
6,000,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	6,214,800
		Total Chile	29,383,035
Colombia - 1.0%
400,000		Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	418,004
1,250,000		Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(a)	1,264,375
5,600,000		Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	6,062,448
		Total Colombia	7,744,827
Denmark - 0.1%
1,000,000	EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	1,212,844
Dominican Republic - 0.2%
1,100,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,152,261
324,000		Empresa Generadora de Electricidad Itabo SA, Company Guaranteed Notes, 7.950% due 5/11/26	333,720
		Total Dominican Republic	1,485,981
France - 0.3%
1,200,000		BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%) (a)(b)(d)	1,317,000
575,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(d)	696,818
290,000		Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%) (a)(b)(d)	323,727
		Total France	2,337,545
Germany - 0.9%
800,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%) (a)(d)	840,000
2,640,000	EUR	LifeFit Group, Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	3,090,701
2,441,000	EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	3,064,796
		Total Germany	6,995,497

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
India - 1.3%
$900,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.375% due 7/24/24	$943,995
		Indian Oil Corp., Ltd., Senior Unsecured Notes:
2,995,000		5.625% due 8/2/21	3,021,207
1,500,000		5.750% due 8/1/23	1,638,783
1,100,000		ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	1,149,434
3,150,000		Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	3,249,782
		Total India	10,003,201
Indonesia - 0.4%
1,900,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	1,864,004
1,000,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	1,021,800
		Total Indonesia	2,885,804
Ireland - 0.2%
1,400,000		C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	1,470,000
Israel - 0.1%
500,000		Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	558,845
Italy - 1.9%
365,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(d)	416,100
11,340,000	EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(b)	13,829,821
245,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%) (a)(d)@	271,613
		Total Italy	14,517,534
Jersey, Channel Islands - 0.8%
6,100,000		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	6,153,464
Malaysia - 2.5%
1,250,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,405,450
200,000		CIMB Bank Bhd, Senior Unsecured Notes, 3.263% due 3/15/22	203,720
1,715,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,732,116
1,200,000		Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,290,556
		Petronas Capital Ltd., Company Guaranteed Notes:
2,700,000		3.125% due 3/18/22	2,755,274
3,400,000		3.500% due 3/18/25	3,682,691
6,700,000		TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	7,134,250
1,000,000		Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	1,003,640
		Total Malaysia	19,207,697
Marshall Islands - 0.2%
1,837,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(b)	1,878,332
Mexico - 1.9%
3,800,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(d)	3,933,000
6,300,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	6,284,313
		BBVA Bancomer SA, Subordinated Notes:
457,000		6.750% due 9/30/22	486,705
1,943,000		5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	2,028,026

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Mexico - 1.9%- (continued)
$350,000		Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	$363,659
400,000		Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.500% due 1/25/22	409,306
950,000		Unifin Financiera SAB de CV, Company Guaranteed Notes, 7.250% due 9/27/23	918,365
		Total Mexico	14,423,374
Multinational - 1.0%
7,897,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	8,163,524
Netherlands - 1.5%
1,410,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	1,459,350
600,000		ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%) (a)(d)	660,372
3,000,000		Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	3,121,500
6,150,000		Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	6,519,000
		Total Netherlands	11,760,222
Norway - 1.2%
24,500,000	NOK	Aker Horizons Holding ASA, Senior Unsecured Notes, 3.510% (3-Month NIBOR +3.250%) due 8/15/25(a)	2,892,214
8,933,000	NOK	Duo BidCo AS, 5.350% (3-Month NIBOR + 5.350%) due 4/12/26(a)	1,078,698
13,500,000	NOK	Grieg Seafood ASA, Senior Unsecured Notes, 3.790% (3-Month NIBOR + 3.400%) due 6/25/25(a)(b)	1,602,684
		Jacktel AS:
2,255,000		Senior Secured Notes, 10.000% due 12/4/23(b)(c)	451,000
664,931		Senior Unsecured Notes, 10.000% due 12/4/23	664,931
4,900,000	SEK	Mercell Holding AS, zero coupon, due 12/8/25	605,705
18,100,000	NOK	Modex AS, Senior Secured Notes, 7.990% (3-Month NIBOR + 7.750%) due 3/2/26(a)	2,192,761
		Total Norway	9,487,993
Panama - 1.2%
2,500,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	2,550,000
1,158,278		ENA Norte Trust, Pass Thru Certificates, 4.950% due 4/25/23	1,184,339
2,200,000		Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	2,212,100
3,400,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,475,650
		Total Panama	9,422,089
Paraguay - 0.1%
950,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	931,959
Peru - 1.8%
		Banco de Credito del Peru, Subordinated Notes:
2,050,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	2,024,395
2,800,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(b)	2,746,800
2,700,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(a)	2,646,000
3,490,147		Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	3,533,774
150,000		Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	150,002
2,750,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	2,948,000
		Total Peru	14,048,971
Philippines - 0.4%
3,000,000		BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	3,105,300
Portugal - 0.0%
70,068		Invepar, zero coupon, due 12/30/28(e)(f)	2,996

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Saudi Arabia - 0.3%
		Saudi Arabian Oil Co., Senior Unsecured Notes:
$2,100,000		2.750% due 4/16/22	$2,143,718
300,000		1.250% due 11/24/23(b)	303,775
		Total Saudi Arabia	2,447,493
Singapore - 5.2%
		DBS Group Holdings Ltd.:
6,100,000		Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(d)	6,122,875
500,000		Senior Unsecured Notes, 2.850% due 4/16/22	510,760
		Subordinated Notes:
500,000		4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	540,535
700,000		1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	699,132
5,190,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	5,256,795
2,500,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, Private Placement, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	2,504,000
		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
4,400,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	4,407,040
200,000		4.250% due 6/19/24	218,586
950,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	994,699
		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000		3.250% due 6/30/25	1,289,552
2,300,000		2.375% due 10/3/26	2,423,068
3,000,000		SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,082,590
4,000,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	4,130,440
		United Overseas Bank Ltd., Subordinated Notes:
4,700,000		3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	4,725,004
1,900,000		3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	2,028,421
1,100,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	1,093,983
		Total Singapore	40,027,480
South Korea - 4.0%
4,900,000		Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(b)	5,001,736
4,800,000		Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(b)	4,686,031
7,300,000		KT Corp., Senior Unsecured Notes, 1.000% due 9/1/25	7,247,088
3,900,000		LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	4,206,086
2,000,000		NongHyup Bank, Senior Unsecured Notes, Private Placement, 1.250% due 7/20/25(b)	2,004,586
2,000,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	2,004,586
		POSCO, Senior Unsecured Notes:
2,000,000		2.375% due 11/12/22	2,044,260
3,044,000		2.375% due 1/17/23	3,118,030
700,000		2.750% due 7/15/24	737,752
		Total South Korea	31,050,155
Sweden - 0.1%
3,750,000	SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	466,289
Switzerland - 0.4%
1,365,000		Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%) (a)(b)(d)	1,491,262
1,400,000		UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%) (a)(d)@	1,589,003
		Total Switzerland	3,080,265
Thailand - 0.2%
1,800,000		Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,876,374

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United Kingdom - 1.2%
$1,525,000		Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%) (a)(d)	$1,673,687
430,000		HSBC Holdings PLC, Junior Subordinated Notes, 6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%) (a)(d)	474,075
1,480,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%) (a)(d)	1,714,018
800,000		Natwest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625%) (a)(d)	887,624
2,400,000	EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	2,963,385
440,000		Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%) (a)(b)(d)	480,524
		Vedanta Resources Ltd., Senior Unsecured Notes:
800,000		7.125% due 5/31/23	751,600
200,000		6.125% due 8/9/24	170,600
210,000		Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	252,688
		Total United Kingdom	9,368,201
United States - 22.2%
8,762,000		99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(b)	8,280,090
845,000		Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868%) (a)(d)	864,487
395,000		American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	447,436
3,088,439		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,489,936
1,100,000		Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	1,264,309
969,000		Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	1,025,258
2,541,000		At Home Holding III Inc., Senior Secured Notes, 8.750% due 9/1/25(b)	2,833,215
1,350,000		Bank of America Corp., Junior Subordinated Notes, 6.300% (3-Month USD-LIBOR + 4.553%) (a)(d)	1,566,405
9,959,000		Brazos Electric Power Cooperative Inc., zero coupon, due 3/23/49(e)(f)	8,963,100
133,000		Briggs & Stratton Corp., Senior Unsecured Notes, zero coupon, due 12/15/20(e)	11,129
630,000		Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%) (a)(b)(d)	642,343
655,000		Capital One Financial Corp., Junior Subordinated Notes, 3.935% (3-Month USD-LIBOR + 3.800%) (a)(d)	655,000
600,000		CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(d)	640,500
435,000		Charles Schwab Corp., Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.971%) (a)(d)	481,763
3,201,000		Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(b)	3,330,705
260,000		CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%) (a)(d)	268,453
2,039,000		Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%) (a)(d)	2,238,822
225,000		Citizens Financial Group Inc., Junior Subordinated Notes, 6.375% (3-Month USD-LIBOR + 3.157%) (a)(d)	240,750
1,075,000		CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(d)	1,204,000
650,000		Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%) (a)(b)(d)(e)	654,875

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - 22.2% - (continued)
$1,982,000	Crocs Inc., Company Guaranteed Notes, 4.250% due 3/15/29(b)	$2,003,703
428,000	CTO Realty Growth Inc., Senior Unsecured Notes, Private Placement, 3.875% due 4/15/25(b)	438,957
2,393,000	CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25	2,454,261
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (b)(d)	510,000
5,255,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 7.125% due 6/15/24(b)	5,360,100
2,127,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 12.750% due 12/1/26(b)	1,807,950
4,268,000	Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	4,368,554
390,000	Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783%) (a)(d)	438,633
1,899,000	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	1,959,768
1,321,000	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	1,373,840
425,000	Edison International, Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.698%) (a)(d)	429,250
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%) (a)(d)	661,125
610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%) (a)(d)	664,137
2,083,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	2,140,824
3,164,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	3,658,375
845,000	General Electric Co., Junior Subordinated Notes, 3.514% (3-Month USD-LIBOR + 3.330%) (a)(d)	812,721
	General Motors Financial Co., Inc., Junior Subordinated Notes:
280,000	5.700% (5-Year CMT Index + 4.997%) (a)(d)	313,950
960,000	5.750% (3-Month USD-LIBOR + 3.598%) (a)(d)	1,044,000
412,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(b)	439,810
1,444,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.500% (5-Year CMT Index + 3.623%) (a)(d)	1,563,130
8,163,808	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	7,915,614
864,380	Hawaiian Airlines Class B Pass-Through Certificates, Pass Thru Certificates, 4.950% due 1/15/22	862,946
9,528,000	HC2 Holdings Inc., Senior Secured Notes, 8.500% due 2/1/26(b)	9,408,900
1,062,000	Hercules Achievement, Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	1,072,620
5,329,000	Hertz Corp., Secured Notes, 7.625% due 6/1/22(b)(e)(g)	5,828,594
9,910,000	Hunt Cos., Inc., Senior Secured Notes, 5.250% due 4/15/29(b)	9,535,204
1,120,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (a)(d)	1,300,320
5,251,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.250% due 5/15/27(b)	5,375,711
	JPMorgan Chase & Co., Junior Subordinated Notes:
435,000	3.650% (5-Year CMT Index + 2.850%) (a)(d)	437,040
1,015,000	5.000% (SOFR rate + 3.380%) (a)(d)	1,067,202
585,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(d)	643,061
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(d)	530,323
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250% (b)(d)	1,733,612
500,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%) (a)(d)	548,750
855,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (a)(d)	951,803
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(b)	7,367,726
3,594,055	11.500% due 2/28/25(b)	3,737,817

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - 22.2% - (continued)
$825,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%) (a)(d)	$936,375
385,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(d)	403,287
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(a)	199,877
5,420,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	5,399,675
717,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%) (a)(d)	800,351
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	572,005
1,150,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%) (a)(d)	1,276,500
845,000	SBL Holdings Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.580%) (a)(b)(d)	852,394
410,000	Sempra Energy, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.550%) (a)(d)	444,850
633,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.375% due 7/15/26(b)	652,864
595,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(a)	629,522
5,691,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	6,089,370
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(b)(e)	1,153,110
3,057,000	Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(b)	3,106,676
	SVB Financial Group, Junior Subordinated Notes:
180,000	4.000% (5-Year CMT Index + 3.202%) (a)(d)	182,790
415,000	4.100% (5-Year CMT Index + 3.064%) (a)(d)	414,481
2,958,000	Tenneco Inc., Senior Secured Notes, 5.125% due 4/15/29(b)	2,958,000
1,810,000	Truist Financial Corp., Junior Subordinated Notes, 4.800% (5-Year CMT Index + 3.003%) (a)(d)	1,925,388
3,164,000	Uber Technologies Inc., Senior Unsecured Notes, zero coupon, due 12/15/25(b)	3,219,370
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 3/15/26(e)(f)	8,201,000
770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%) (a)(d)	831,600
	Wells Fargo & Co., Junior Subordinated Notes:
950,000	3.900% (5-Year CMT Index + 3.453%) (a)(d)	973,798
1,505,000	5.900% (3-Month USD-LIBOR + 3.110%) (a)(d)	1,616,370
	Total United States	172,702,560
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $ 495,085,556)	506,197,815
SOVEREIGN BONDS - 8.5%
Brazil - 0.9%
6,850,000	Brazilian Government International Bond, 2.875% due 6/6/25	7,054,062
Colombia - 0.3%
2,100,000	Colombia Government International Bond, 2.625% due 3/15/23	2,146,620
India - 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,005,801
Indonesia - 1.5%
	Indonesia Government International Bond:
1,500,000	3.750% due 4/25/22	1,543,350
2,200,000	2.950% due 1/11/23	2,283,644
300,000	3.375% due 4/15/23	315,534
	Perusahaan Penerbit SBSN Indonesia III:
1,000,000	3.400% due 3/29/22	1,024,430
3,018,000	3.300% due 11/21/22	3,139,052

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - (continued)
Indonesia - 1.5% - (continued)
$1,321,000	3.750% due 3/1/23	$1,391,938
1,750,000	2.300% due 6/23/25	1,813,962
	Total Indonesia	11,511,910
Panama - 0.9%
	Panama Government International Bond:
4,300,000	4.000% due 9/22/24	4,670,918
2,000,000	3.750% due 3/16/25	2,175,020
	Total Panama	6,845,938
Peru - 1.0%
1,015,000	Corp. Financiera de Desarrollo SA, Subordinated Notes, 5.250% (3-Month USD-LIBOR + 5.605%) due 7/15/29(a)	1,033,280
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	7,106,241
	Total Peru	8,139,521
Qatar - 0.4%
	Qatar Government International Bond:
2,300,000	2.375% due 6/2/21	2,300,230
900,000	4.500% due 1/20/22	924,300
	Total Qatar	3,224,530
Saudi Arabia - 0.8%
	Saudi Government International Bond:
3,500,000	2.375% due 10/26/21	3,527,300
3,000,000	2.875% due 3/4/23	3,117,000
	Total Saudi Arabia	6,644,300
South Korea - 1.9%
	Korea Development Bank:
300,000	1.250% due 6/3/25	303,232
2,200,000	0.800% due 4/27/26	2,171,806
200,000	1.000% due 9/9/26	199,101
7,200,000	Korea Electric Power Corp., 1.125% due 6/15/25(b)	7,185,218
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250% due 4/27/26(b)	5,083,017
	Total South Korea	14,942,374
United Arab Emirates - 0.5%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(b)	2,017,180
1,600,000	2.500% due 4/16/25(b)	1,696,000
	Total United Arab Emirates	3,713,180
	TOTAL SOVEREIGN BONDS
	(Cost - $65,879,464)	66,228,236

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS - 8.4%(a)
$423,773	ABB/Con-Cise Optical Group LLC, 6.000% (3-Month USD-LIBOR + 5.000%) due 6/15/23	$406,822
	Alliance HealthCare Services Inc.:
2,871,476	5.500% (1-Month USD-LIBOR + 4.500%) due 10/24/23	2,727,902
1,398,101	due 4/24/24(h)	716,526
343,423	Appvion Operations Inc., 7.000% (3-Month USD-LIBOR + 6.000%) due 6/12/26	341,706
2,003,059	Elevate Textiles Inc., 5.259% (3-Month USD-LIBOR + 5.000%) due 5/1/24	1,912,922
6,606,639	First Brands Group LLC, 9.500% (3-Month USD-LIBOR + 8.500%) due 3/30/28	6,639,672
798,000	Gemmacert Ltd., due 5/19/24(e)(f)(h)	798,000
4,828,763	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000%) due 10/4/23	5,359,927
5,085,582	Hertz Corp., due 12/31/21(h)	5,093,210
2,777,853	IEA Energy Services LLC, 7.004% (3-Month USD-LIBOR + 6.750%) due 9/25/24	2,770,908
14,779,000	JZ Capital Partners Ltd., 16.000% (1-Month USD-LIBOR + 11.000% cash + 4.000% PIK) due 6/12/22(e)	14,779,000
4,492,842	Lealand Finance Co., BV, 4.115% (1-Month USD-LIBOR + 4.000%) due 6/30/25	1,963,372
13,867,000	Mallinckrodt International Finance SA, due 2/28/22(h)	13,620,029
4,985,386	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,965,644
2,254,913	RA Acquisition Purchaser LLC, 11.000% (3-Month USD-LIBOR + 10.000%) due 5/31/23(f)	2,254,913
	TOTAL SENIOR LOANS
	(Cost - $65,600,752)	64,350,553

Shares/Units
COMMON STOCKS - 8.4%
Canada - 0.3%
44,400	Barrick Gold Corp.	1,069,152
158,308	BGP Acquisition Corp., Class A Shares*(e)(f)	1,496,010
21,182	Frontera Energy Corp.*(i)	110,913
	Total Canada	2,676,075
Israel - 0.8%
776,233	Intercure Ltd.*(f)	6,062,380
United States - 7.3%
43,843	Alpine Income Property Trust Inc.	799,258
45,350	Anzu Special Acquisition Corp. I*	448,965
267,281	Appvion Inc.*(e)	3,453,271
29,961	Ares Acquisition Corp.*(i)	300,209
29,898	Athena Technology Acquisition Corp.*	296,887
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*	2,346,304
264,887	Carney Technology Acquisition Corp. II, Class A Shares*	2,572,053
91,599	Cartesian Growth Corp.*	909,578
99,874	Cascade Acquisition Corp., Class A Shares*	982,760
59,653	CBRE Acquisition Holdings Inc., Class A Shares*	581,617
220,946	Cerberus Telecom Acquisition Corp., Class A Shares*(f)(i)	1,581,312
54,430	CF Acquisition Corp. IV, Class A Shares*(i)	527,427
48,740	CF Acquisition Corp. VI*	485,450
49,965	Clarim Acquisition Corp.*	494,154
30,718	Cohn Robbins Holdings Corp., Class A Shares*	301,651
17,653	CTO Realty Growth Inc.	932,431
7,769	DHB Capital Corp.*	77,379
74,156	Disruptive Acquisition Corp. I*(i)	740,818
60,059	EJF Acquisition Corp.*	596,986
24,408	Empowerment & Inclusion Capital I Corp.*	241,395

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - 7.3% - (continued)
352	Energy Harbor Corp.*(f)	$11,207
69,779	Equity Distribution Acquisition Corp., Class A Shares*	683,834
56,078	Forum Merger IV Corp.*	556,855
238,000	Genesis Park Acquisition Corp., Class A Shares*(f)	–
59,455	GigCapital4 Inc.*	594,550
126,678	GigInternational1 Inc.*	1,266,780
33,614	Global Partner Acquisition Corp. II*	333,115
86,133	Golden Falcon Acquisition Corp., Class A Shares*	831,183
67,735	Gores Guggenheim Inc.*	672,609
50,095	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	487,424
60,053	Isleworth Healthcare Acquisition Corp.*	584,316
62,712	KINS Technology Group Inc., Class A Shares*	620,849
414,933	Live Oak Acquisition Corp. II, Class A Shares*(e)(f)	–
18,600	Magellan Midstream Partners LP	916,794
25,499	Marlin Technology Corp., Class A Shares*	253,205
534,907	Mason Industrial Technology Inc., Class A Shares*	5,167,202
251,150	McDermott International Ltd.*	123,064
555,414	McDermott International Ltd.*(e)(f)	272,153
17,046	Noble Rock Acquisition Corp.*	169,437
68,164	Oaktree Acquisition Corp. II, Class A Shares*	665,962
466,079	Omnichannel Acquisition Corp., Class A Shares*	4,562,913
50,040	One Equity Partners Open Water I Corp., Class A Shares*	482,386
45,730	Peridot Acquisition Corp. II*	456,385
4,986	Pontem Corp.*	49,760
14,913	PWP Forward Acquisition Corp. I*	147,639
52	Real Alloy Holding Inc.*(e)(f)	1,604,914
621,485	Rescap Liquidating Trust*(e)	503,403
508,250	RMG Acquisition Corp. II, Class A Shares*	–
47,352	RMG Acquisition Corp. III, Class A Shares*	463,103
13,273	RXR Acquisition Corp.*	132,730
44,738	Seven Oaks Acquisition Corp., Class A Shares*	437,090
55,530	Starboard Value Acquisition Corp., Class A Shares*(i)	550,302
147,235	Stratim Cloud Acquisition Corp.*	1,464,988
146,756	Superior Energy Services Inc.*(e)(f)	4,989,704
5,598	Supernova Partners Acquisition Co. III Ltd.*	55,980
76,153	Tailwind International Acquisition Corp., Class A Shares*	738,684
73,971	Tailwind Two Acquisition Corp., Class A Shares*(e)	720,478
29,889	Tech & Energy Transition Corp.*	298,890
138,239	Tekkorp Digital Acquisition Corp., Class A Shares*	1,350,595
15,084	Thimble Point Acquisition Corp., Class A Shares*	146,616
81,494	Tishman Speyer Innovation Corp. II*	814,940
126,645	TS Innovation Acquisitions Corp.*(f)	–
372,905	Vector Acquisition Corp. II, Class A Shares*	3,676,843
246,967	Vector Acquisition Corp., Class A Shares*(f)	–
27,534	Z-Work Acquisition Corp.*	273,688
	Total United States	56,802,475
	TOTAL COMMON STOCKS
	(Cost - $67,051,074)	65,540,930
PREFERRED STOCKS - 2.9%
Bermuda - 0.3%
30,926	Aspen Insurance Holdings Ltd., 5.625%(d)	810,261
24,704	Athene Holding Ltd., 6.375% (5-Year CMT Index + 5.970%)(a)(d)	706,535
19,388	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	555,660
	Total Bermuda	2,072,456

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - (continued)
United States - 2.6%
13,299	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(d)	$355,349
31,620	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297%)(a)(d)	896,743
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(d)	342,160
1,000	Dairy Farmers of America Inc., 7.875%(b)(d)(e)	101,500
49,000	Delphi Financial Group Inc., 3.346% (3-Month USD-LIBOR + 3.190%)(a)(d)	1,090,250
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	1,280,790
	Federal Home Loan Mortgage Corp.:
221,075	5.100%*(d)	2,201,907
13,873	6.420%*(d)	142,337
282,641	Federal National Mortgage Association, 8.250%*(a)(d)	1,800,423
144,897	Gladstone Land Corp., 5.000%(d)	3,715,159
6,444	GMAC Capital Trust I, 5.941% (3-Month USD-LIBOR + 5.785%)(a)(d)	163,033
76,176	Monmouth Real Estate Investment Corp., 6.125%(d)	1,918,112
59,120	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	1,716,845
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	452,497
165,902	NGL Energy Partners LP, 9.000% (3-Month USD-LIBOR + 7.213%)(a)(d)	2,266,221
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	1,030,415
6,165	Synchrony Financial, 5.625%(d)	164,606
16,234	WESCO International Inc., 10.625% (5-Year CMT Index + 10.325%(a))(d)	510,397
6,536	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(a)(d)	185,884
	Total United States	20,334,628
	TOTAL PREFERRED STOCKS
	(Cost - $21,318,518)	22,407,084
WARRANTS - 0.0%
Bermuda - 0.0%
558,670	McDermott International Ltd.*(e)(f)	5,587
502,803	WT PUR COM*(e)(f)	5,028
	Total Bermuda	10,615
Brazil – 0.0%
58,463	OAS finance Ltd. Warrants*(e)(f)	–
Canada – 0.0%
79,154	BGP Acquisition Corp.*(e)	64,906
Israel – 0.0%
41,956	Gemmacert Ltd.*	–
United States - 0.0%
16,698	Hamilton Lane Alliance Holdings I Inc.*(e)	11,356
30,026	Isleworth Healthcare Acquisition Corp.*(e)	18,916
178,302	Mason Industrial Technology Inc.*(e)	142,642
16,680	One Equity Partners Open Water I Corp.*(e)	12,345
9,470	RMG Acquisition Corp. III*	8,240
25,384	Tailwind International Acquisition Corp.*(e)	17,010
24,657	Tailwind Two Acquisition Corp.*(e)	17,506
	Total United States	228,015
	TOTAL WARRANTS
	(Cost - $631,496)	303,536
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $ 715,566,860)	725,028,154

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 10.9%
TIME DEPOSITS - 10.9%
$43,670	ANZ National Bank - London, 0.005% due 6/1/21	$43,670
58,018,910	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.005% due 6/1/21	58,018,910
26,591,117	BNP Paribas - Paris, 0.005% due 6/1/21	26,591,117
	TOTAL TIME DEPOSITS
	(Cost - $84,653,697)	84,653,697

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
3,452,317	Federated Government Obligations Fund, Premier Class, 0.025%(j)
	(Cost - $3,452,317)	$3,452,317
	TOTAL INVESTMENTS – 104.7%
	(Cost - $ 803,672,874)	813,134,168
	Liabilities in Excess of Other Assets - (4.7)%	(36,487,168)
	TOTAL NET ASSETS - 100.0%	$776,647,000

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $210,696,524 and represents 27.13% of net assets.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to approximately $53,828,533 and represents 6.93% of net assets.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	Security is currently in default.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	All or a portion of this security is on loan.
(j)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44	10/2/18	$2,109,000	$1,470,950	0.19%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	271,613	0.04%
UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%)	4/18/17	1,300,500	1,589,003	0.20%
Total			$3,331,566	0.43%

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	62.3%
Sovereign Bonds	8.1
Common Stocks	8.1
Senior Loans	7.9
Preferred Stocks	2.8
Warrants	0.0 *
Short-Term Investments	10.4
Money Market Fund	0.4
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
333	442,890	CF Finance Acquisition Corp. II	CIBC	7/16/21	$10.00	$73,260
		TOTAL OPTION CONTRACTS WRITTEN
		(Premiums received — $53,400)				$73,260

At May 28, 2021, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	19,910,000	BBH	$24,286,174	6/15/21	$–	$(58,093)	$(58,093)
Norwegian Krone	65,455,000	BBH	7,829,526	6/15/21	110,011	–	110,011
Swedish Krona	8,980,000	BBH	1,081,505	6/15/21	–	(2,374)	(2,374)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$110,011	$(60,467)	$49,544

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
CIBC	—	CIBC World Markets Corp.

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 1.3%
CORPORATE BOND & NOTE - 0.1%
Consumer Non-cyclical - 0.1%
$840,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$946,900
	(Proceeds - $813,540)

Shares/Units
EXCHANGE TRADED FUND (ETF) - 1.0%
94,084	iShares iBoxx High Yield Corporate Bond	8,202,243
	(Proceeds - $8,210,716)
COMMON STOCKS - 0.2%
ENERGY - 0.1%
Pipelines - 0.1%
23,994	Crestwood Equity Partners LP	687,668
INDUSTRIAL - 0.1%
Environmental Control - 0.1%
13,400	GFL Environmental Inc.	436,036
	TOTAL COMMON STOCKS
	(Proceeds - $882,337)	1,123,704
	TOTAL SECURITIES SOLD SHORT - 1.3%
	(Proceeds - $9,906,593)	$10,272,847

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
†	Face amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.6%
$2,604,381	Alternative Loan Trust, Series 2005-61, Class 2A2, 0.852% (1-Month USD-LIBOR + 0.760%) due 12/25/35(a)	$2,380,156
925,954	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 0.412% (1-Month USD-LIBOR + 0.320%) due 2/25/34(a)	898,428
	Connecticut Avenue Securities Trust:
4,320,000	Series 2018-R07, Class 1B1, 4.442% (1-Month USD-LIBOR + 4.350%) due 4/25/31(a)(b)	4,475,787
5,451,598	Series 2018-R07, Class 1M2, 2.492% (1-Month USD-LIBOR + 2.400%) due 4/25/31(a)(b)	5,479,122
2,930,000	Series 2019-HRP1, Class B1, 9.342% (1-Month USD-LIBOR + 9.250%) due 11/25/39(a)(b)	3,010,966
4,180,000	Series 2019-R02, Class 1B1, 4.242% (1-Month USD-LIBOR + 4.150%) due 8/25/31(a)(b)	4,309,338
5,880,000	Series 2019-R03, Class 1B1, 4.192% (1-Month USD-LIBOR + 4.100%) due 9/25/31(a)(b)	6,043,799
3,024,948	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.292% (1-Month USD-LIBOR + 0.200%) due 8/25/47(a)	2,846,290
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
2,206,559	Series 2015-C04, Class 1M2, 5.792% (1-Month USD-LIBOR + 5.700%) due 4/25/28(a)	2,336,320
8,070,311	Series 2016-C01, Class 1M2, 6.842% (1-Month USD-LIBOR + 6.750%) due 8/25/28(a)	8,644,946
1,558,554	Series 2016-C01, Class 2M2, 7.042% (1-Month USD-LIBOR + 6.950%) due 8/25/28(a)	1,656,823
3,165,689	Series 2016-C03, Class 1M2, 5.392% (1-Month USD-LIBOR + 5.300%) due 10/25/28(a)	3,324,976
8,480,082	Series 2016-C03, Class 2M2, 5.992% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)	8,949,456
4,101,957	Series 2016-C04, Class 1M2, 4.342% (1-Month USD-LIBOR + 4.250%) due 1/25/29(a)	4,270,698
7,219,217	Series 2016-C05, Class 2M2, 4.542% (1-Month USD-LIBOR + 4.450%) due 1/25/29(a)	7,528,462
10,460,002	Series 2016-C07, Class 2M2, 4.442% (1-Month USD-LIBOR + 4.350%) due 5/25/29(a)	10,944,058
7,060,000	Series 2017-C01, Class 1B1, 5.842% (1-Month USD-LIBOR + 5.750%) due 7/25/29(a)	7,749,350
5,747,723	Series 2017-C01, Class 1M2, 3.642% (1-Month USD-LIBOR + 3.550%) due 7/25/29(a)	5,962,598
1,800,000	Series 2017-C01, Class 1M2C, 3.642% (1-Month USD-LIBOR + 3.550%) due 7/25/29(a)	1,864,774
6,667,264	Series 2017-C02, Class 2M2, 3.742% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)	6,917,152
3,953,249	Series 2017-C02, Class 2M2C, 3.742% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)	4,091,729
3,763,432	Series 2017-C02, Class 2X3, 2.300% due 9/25/29(c)	88,021
6,920,000	Series 2017-C03, Class 1B1, 4.942% (1-Month USD-LIBOR + 4.850%) due 10/25/29(a)	7,395,837
5,016,110	Series 2017-C03, Class 1M2C, 3.092% (1-Month USD-LIBOR + 3.000%) due 10/25/29(a)	5,117,354
8,356,771	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)	179,701
8,662,107	Series 2017-C05, Class 1M2, 2.292% (1-Month USD-LIBOR + 2.200%) due 1/25/30(a)	8,787,458
3,600,000	Series 2017-C06, Class 2B1, 4.542% (1-Month USD-LIBOR + 4.450%) due 2/25/30(a)	3,764,273

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.6% (continued)
$2,557,107	Series 2017-C07, Class 1M2, 2.492% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)	$2,594,069
2,210,024	Series 2017-C07, Class 2M2B, 2.592% (1-Month USD-LIBOR + 2.500%) due 5/25/30(a)	2,232,096
15,576,558	Series 2018-C01, Class 1ED5, 2.342% (1-Month USD-LIBOR + 2.250%) due 7/25/30(a)	15,711,721
11,509,289	Series 2018-C01, Class 1M2, 2.342% (1-Month USD-LIBOR + 2.250%) due 7/25/30(a)	11,612,482
3,528,000	Series 2018-C03, Class 1B1, 3.842% (1-Month USD-LIBOR + 3.750%) due 10/25/30(a)	3,644,705
7,337,869	Series 2018-C03, Class 1M2, 2.242% (1-Month USD-LIBOR + 2.150%) due 10/25/30(a)	7,417,182
6,546,000	Series 2018-C05, Class 1B1, 4.342% (1-Month USD-LIBOR + 4.250%) due 1/25/31(a)	6,779,652
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 1.748% (1-Month USD-LIBOR + 1.650%) due 8/19/34(a)	2,732,782
	Freddie Mac STACR REMIC Trust:
7,670,000	Series 2020-DNA3, Class B1, 5.192% (1-Month USD-LIBOR + 5.100%) due 6/25/50(a)(b)	8,041,215
9,000,000	Series 2020-DNA4, Class B1, 6.092% (1-Month USD-LIBOR + 6.000%) due 8/25/50(a)(b)	9,603,033
370,145	Series 2020-DNA4, Class M2, 3.842% (1-Month USD-LIBOR + 3.750%) due 8/25/50(a)(b)	373,483
3,077,622	Series 2020-DNA4, Class M2AI, 2.250% due 8/25/50(b)(c)	224,411
4,936,500	Series 2020-DNA4, Class M2B, 3.842% (1-Month USD-LIBOR + 3.750%) due 8/25/50(a)(b)	4,970,722
3,664,485	Series 2020-HQA4, Class M2, 3.242% (1-Month USD-LIBOR + 3.150%) due 9/25/50(a)(b)	3,699,045
	Freddie Mac STACR Trust:
2,384,000	Series 2018-DNA2, Class B1, 3.792% (1-Month USD-LIBOR + 3.700%) due 12/25/30(a)(b)	2,462,562
3,580,000	Series 2019-DNA2, Class B1, 4.442% (1-Month USD-LIBOR + 4.350%) due 3/25/49(a)(b)	3,731,883
	Freddie Mac Structured Agency Credit Risk Debt Notes@:
6,864,749	Series 2016-DNA1, Class M3, 5.642% (1-Month USD-LIBOR + 5.550%) due 7/25/28(a)	7,195,410
5,125,998	Series 2016-HQA1, Class M3, 6.442% (1-Month USD-LIBOR + 6.350%) due 9/25/28(a)	5,470,050
6,972,000	Series 2017-DNA2, Class B1, 5.242% (1-Month USD-LIBOR + 5.150%) due 10/25/29(a)	7,583,609
4,935,241	Series 2017-DNA2, Class M2, 3.542% (1-Month USD-LIBOR + 3.450%) due 10/25/29(a)	5,144,669
9,445,527	Series 2017-HQA1, Class M2, 3.642% (1-Month USD-LIBOR + 3.550%) due 8/25/29(a)	9,759,507
3,041,000	Series 2017-HQA1, Class M2B, 3.642% (1-Month USD-LIBOR + 3.550%) due 8/25/29(a)	3,104,971
9,205,888	Series 2017-HQA2, Class M2, 2.742% (1-Month USD-LIBOR + 2.650%) due 12/25/29(a)	9,390,014
4,290,000	Series 2017-HQA3, Class B1, 4.542% (1-Month USD-LIBOR + 4.450%) due 4/25/30(a)	4,508,087
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $262,610,497)	267,005,232

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 11.7%
$3,500,000	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 0.872% (1-Month USD-LIBOR + 0.780%) due 10/25/35(a)	$3,487,168
	ABFC Trust:
3,037,615	Series 2003-OPT1, Class A3, 0.772% (1-Month USD-LIBOR + 0.680%) due 4/25/33(a)	2,952,690
2,172,264	Series 2005-WF1, Class M2, 0.692% (1-Month USD-LIBOR + 0.600%) due 10/25/34(a)	2,157,879
1,915,894	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 0.352% (1-Month USD-LIBOR + 0.260%) due 9/25/36(a)	1,885,522
	Brookside Mill CLO Ltd.:
3,000,000	Series 2013-1A, Class BR, 1.540% (3-Month USD-LIBOR + 1.350%) due 1/17/28(a)(b)	2,987,577
410,000	Series 2013-1A, Class ER, 5.690% (3-Month USD-LIBOR + 5.500%) due 1/17/28(a)(b)	376,192
1,350,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class ER, 8.434% (3-Month USD-LIBOR + 8.250%) due 7/28/28(a)(b)	1,228,663
18,646,896	Countrywide Asset-Backed Certificates, Series 2006-22, Class 1A, 0.232% (1-Month USD-LIBOR + 0.140%) due 6/25/35(a)	17,521,878
1,247,076	CWABS Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 0.892% (1-Month USD-LIBOR + 0.800%) due 8/25/47(a)	1,241,626
2,243,215	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.192% (1-Month USD-LIBOR + 1.100%) due 5/25/37(a)(b)	2,247,016
3,419,052	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 1.226% (1-Month USD-LIBOR + 1.125%) due 9/25/33(a)	3,421,961
2,433,390	Flatiron CLO 2015-1 Ltd., Series 2015-1A, Class AR, 1.074% (3-Month USD-LIBOR + 0.890%) due 4/15/27(a)(b)	2,433,456
5,690,553	Fremont Home Loan Trust, Series 2003-A, Class M1, 1.067% (1-Month USD-LIBOR + 0.975%) due 8/25/33(a)	5,648,746
1,648,669	Gallatin CLO VIII 2017-1 Ltd., Series 2017-1A, Class A, 1.484% (3-Month USD-LIBOR + 1.300%) due 7/15/27(a)(b)	1,648,466
	Home Equity Asset Trust:
3,259,975	Series 2004-2, Class M1, 0.887% (1-Month USD-LIBOR + 0.795%) due 7/25/34(a)	3,234,374
1,384,560	Series 2005-7, Class M1, 0.767% (1-Month USD-LIBOR + 0.675%) due 1/25/36(a)	1,383,364
1,675,116	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.677% (1-Month USD-LIBOR + 0.585%) due 1/25/36(a)	1,670,780
	JP Morgan Mortgage Acquisition Trust:
4,300,000	Series 2007-CH4, Class A5, 0.332% (1-Month USD-LIBOR + 0.240%) due 5/25/37(a)	4,256,993
947,733	Series 2007-CH5, Class A5, 0.352% (1-Month USD-LIBOR + 0.260%) due 6/25/37(a)	940,597
4,663,576	KKR CLO 16 Ltd., Series 16, Class A1R, 1.438% (3-Month USD-LIBOR + 1.250%) due 1/20/29(a)(b)	4,663,564
2,700,000	KVK CLO 2018-1 Ltd., Series 2018-1A, Class E, 6.005% (3-Month USD-LIBOR + 5.850%) due 5/20/29(a)(b)	2,510,250
7,300,000	Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M4, 1.142% (1-Month USD-LIBOR + 1.050%) due 6/25/35(a)	7,324,809
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 7.884% (3-Month USD-LIBOR + 7.700%) due 4/15/29(a)(b)	1,283,267
	Mastr Asset Backed Securities Trust:
800,000	Series 2004-FRE1, Class M7, 2.792% (1-Month USD-LIBOR + 2.700%) due 7/25/34(a)	803,425
3,361,823	Series 2004-WMC1, Class M1, 0.872% (1-Month USD-LIBOR + 0.780%) due 2/25/34(a)	3,355,758
	Merrill Lynch Mortgage Investors Trust:
1,209,454	Series 2005-FM1, Class M1, 0.812% (1-Month USD-LIBOR + 0.720%) due 5/25/36(a)	1,200,170

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 11.7% (continued)
$3,454,911	Series 2006-OPT1, Class A2C, 0.242% (1-Month USD-LIBOR + 0.150%) due 8/25/37(a)	$3,353,953
	Nationstar Home Equity Loan Trust:
3,797,619	Series 2006-B, Class AV4, 0.372% (1-Month USD-LIBOR + 0.280%) due 9/25/36(a)	3,789,089
3,315,149	Series 2007-C, Class 1AV1, 0.267% (1-Month USD-LIBOR + 0.175%) due 6/25/37(a)	3,227,006
4,327,472	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 0.412% (1-Month USD-LIBOR + 0.320%) due 5/25/36(a)	4,263,465
940,453	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.827% (1-Month USD-LIBOR + 0.735%) due 8/25/35(a)	939,212
2,936,508	Park Place Securities Inc., Series 2005-WCW1, Class M2, 0.797% (1-Month USD-LIBOR + 0.705%) due 9/25/35(a)	2,941,296
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 1.412% (1-Month USD-LIBOR + 1.320%) due 1/25/36(a)	3,600,452
2,738,831	Series 2005-WCW2, Class M2, 0.887% (1-Month USD-LIBOR + 0.795%) due 7/25/35(a)	2,737,745
3,500,000	People's Choice Home Loan Securities Trust, Series 2005-1, Class M5, 1.592% (1-Month USD-LIBOR + 1.500%) due 1/25/35(a)	2,914,825
4,102,010	Soundview Home Loan Trust, Series 2006-EQ1, Class A3, 0.252% (1-Month USD-LIBOR + 0.160%) due 10/25/36(a)	4,081,199
380,000	Steele Creek CLO 2016-1 Ltd., Series 2016-1A, Class ER, 5.934% (3-Month USD-LIBOR + 5.750%) due 6/15/31(a)(b)	334,400
2,145,318	Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.932% (1-Month USD-LIBOR + 0.840%) due 8/25/34(a)	2,142,493
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 1.097% (1-Month USD-LIBOR + 1.005%) due 11/25/35(a)	986,754
2,600,000	Series 2005-WF4, Class M8, 2.717% (1-Month USD-LIBOR + 2.625%) due 11/25/35(a)	2,648,998
11,181,847	Series 2006-BC6, Class A1, 0.252% (1-Month USD-LIBOR + 0.160%) due 1/25/37(a)	10,974,112
2,223,437	Series 2006-BC6, Class A4, 0.262% (1-Month USD-LIBOR + 0.170%) due 1/25/37(a)	2,211,588
2,657,019	Series 2006-GEL1, Class M2, 1.292% (1-Month USD-LIBOR + 1.200%) due 11/25/35(a)(b)	2,658,476
3,159,076	Series 2006-GEL1, Class M3, 3.467% (1-Month USD-LIBOR + 3.375%) due 11/25/35(a)(b)	2,943,857
4,682,444	Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 0.302% (1-Month USD-LIBOR + 0.210%) due 7/25/37(a)(b)	4,625,500
620,000	Trinitas CLO III Ltd., Series 2015-3A, Class E, 5.434% (3-Month USD-LIBOR + 5.250%) due 7/15/27(a)(b)	574,084
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 6.774% (3-Month USD-LIBOR + 6.590%) due 10/15/29(a)(b)	988,967
	TOTAL ASSET-BACKED SECURITIES (Cost - $139,342,661)	144,803,662
CORPORATE BONDS & NOTES - 7.8%
Communications - 0.5%
6,446,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)(d)	6,639,380
Consumer Cyclical - 3.0%
8,765,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	8,600,656
12,550,000	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23(d)	12,562,550
7,800,000	Guitar Center Inc., Senior Secured Notes, 8.500% due 1/15/26(b)(d)	8,268,000
7,800,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(b)(d)	7,940,712
	Total Consumer Cyclical	37,371,918

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 0.5%
$916,000	Cytokinetics Inc., Senior Unsecured Notes, 4.000% due 11/15/26	$2,055,321
5,490,000	Progenity Inc., Senior Unsecured Notes, 7.250% due 12/1/25(b)	3,785,880
	Total Consumer Non-cyclical	5,841,201
Energy - 0.5%
5,883,375	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	5,839,250
Financial - 2.4%
8,756,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.000% due 12/21/65(a)(b)(d)	7,344,533
13,243,000	JPMorgan Chase & Co., Junior Subordinated Notes, 3.656% (3-Month USD-LIBOR + 3.470%) (a)(d)(e)	13,193,339
11,627,000	USB Realty Corp., Junior Subordinated Notes, 1.331% (3-Month USD-LIBOR + 1.147%) (a)(b)(d)(e)	9,127,195
	Total Financial	29,665,067
Industrial - 0.9%
9,563,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 9.750% due 8/1/27(b)(d)	11,033,311
	TOTAL CORPORATE BONDS & NOTES (Cost - $93,711,562)	96,390,127

Shares/Units
COMMON STOCKS - 32.4%
COMMUNICATIONS - 4.0%
Media - 2.0%
268,605	Altice USA Inc., Class A Shares*	9,685,896
346,167	Liberty Media Corp.-Liberty SiriusXM*	15,113,651
	Total Media	24,799,547
Telecommunications - 2.0%
1,138,767	HC2 Holdings Inc.*(f)	4,555,068
331,746	Telephone & Data Systems Inc.	8,532,507
80,106	T-Mobile US Inc.*	11,330,994
	Total Telecommunications	24,418,569
	TOTAL COMMUNICATIONS	49,218,116
CONSUMER CYCLICAL - 1.4%
Entertainment - 1.4%
396,546	Golden Entertainment Inc.*(d)	16,908,722
CONSUMER NON-CYCLICAL - 8.6%
Biotechnology - 4.4%
68,636	Alexion Pharmaceuticals Inc.*	12,117,686
41,014	Ascendis Pharma AS, ADR*(d)	5,511,461
576,574	Crinetics Pharmaceuticals Inc.*	10,118,874
481,743	Relay Therapeutics Inc.*(d)	15,473,585
121,607	SpringWorks Therapeutics Inc.*	9,915,835
202,993	Trillium Therapeutics Inc.*(f)	1,617,854
	Total Biotechnology	54,755,295
Healthcare-Products - 1.2%
210,298	Alphatec Holdings Inc.*	3,049,321
100,399	Avita Medical Inc.*	1,813,206
54,523	Itamar Medical Ltd., ADR*	1,116,631
190,196	Progenity Inc.*(f)	492,608
393,649	SeaSpine Holdings Corp.*	8,022,566
	Total Healthcare-Products	14,494,332
Healthcare-Services - 1.2%
494,301	Invitae Corp.*(d)(f)	14,225,983

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 8.6% - (continued)
Pharmaceuticals - 1.8%
340,710	Curaleaf Holdings Inc.*	$5,021,520
667,177	Cytokinetics Inc.*(d)	14,564,474
106,834	Merus NV*	2,259,539
	Total Pharmaceuticals	21,845,533
	TOTAL CONSUMER NON-CYCLICAL	105,321,143
DIVERSIFIED – 9.7%
SPACs - 8.8%
266,860	BCTG Acquisition Corp.*(f)	2,962,146
310,840	Class Acceleration Corp., Class A Shares*	3,021,365
386,550	CM Life Sciences II Inc., Class A Shares*(g)	4,870,530
439,830	CM Life Sciences II Inc.*(g)(h)@	5,541,858
441,600	CM Life Sciences III Inc.*	4,711,872
43,574	CM Life Sciences Inc., Class A Shares*(f)	551,647
489,000	CM Life Sciences Inc., Class A Shares*(g)(h)@	6,190,740
538,860	Corazon Capital V838 Monoceros Corp.*(g)	5,388,600
78,410	Deep Lake Capital Acquisition Corp.*	759,793
992,028	EJF Acquisition Corp., Class A Shares*(g)	9,533,389
431,882	Empower Ltd., Class A Shares*	4,344,733
131,699	FG New America Acquisition Corp., Class A Shares*(f)	1,330,160
937,446	Jack Creek Investment Corp., Class A Shares*	9,018,231
561,397	L&F Acquisition Corp., Class A Shares*	5,574,672
1,003,370	Landcadia Holdings III Inc., Class A Shares*(f)	10,585,553
219,849	Live Oak Mobility Acquisition Corp.*	2,198,490
770,900	Longview Acquisition Corp. II*	7,809,217
883,605	Montes Archimedes Acquisition Corp., Class A Shares*(d)	8,703,509
170,595	Mudrick Capital Acquisition Corp. II, Class A Shares*(f)	2,328,622
464,904	Senior Connect Acquisition Corp. I, Class A Shares*	4,504,920
772,800	Soaring Eagle Acquisition Corp.*	7,944,384
438,892	Tekkorp Digital Acquisition Corp., Class A Shares*	4,287,975
263,615	Thayer Ventures Acquisition Corp., Class A Shares*	2,617,697
310,520	Tishman Speyer Innovation Corp. II, Class A Shares*	3,067,938
232,340	Z-Work Acquisition Corp., Class A Shares*	2,242,081
	Total SPACs	120,090,122
	TOTAL DIVERSIFIED	120,090,122
FINANCIAL – 6.6%
Banks - 3.7%
1,021,356	Eastern Bankshares Inc.(d)	22,878,374
790,724	HarborOne Bancorp Inc.	11,742,251
870,071	Kearny Financial Corp.	11,406,631
	Total Banks	46,027,256
Equity Real Estate Investment Trusts (REITs) - 2.0%
485,254	Equity Commonwealth	13,315,370
305,159	MGM Growth Properties LLC, Class A Shares(d)	10,946,053
	Total Equity Real Estate Investment Trusts (REITs)	24,261,423

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL – 6.6% - (continued)
Savings & Loans - 0.9%
399,817	Berkshire Hills Bancorp Inc.	$11,094,921
	TOTAL FINANCIAL	81,383,600
INDUSTRIAL - 1.0%
Transportation - 1.0%
89,437	XPO Logistics Inc.*	13,140,979
TECHNOLOGY - 1.1%
Computers - 0.1%
92,556	iCAD Inc.*	1,522,546
Software - 1.0%
270,362	Slack Technologies Inc., Class A Shares*(d)	11,906,743
	TOTAL TECHNOLOGY	13,429,289
	TOTAL COMMON STOCKS (Cost - $343,314,339)	399,491,971
OPEN-END FUND - 18.7%
19,975,228	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost - $230,862,478)	230,713,882
PREFERRED STOCKS - 1.1%
COMMUNICATIONS - 0.2%
Telecommunications - 0.2%
77,001	Telephone & Data Systems Inc., 6.625%*(e)	2,117,528
CONSUMER CYCLICAL - 0.7%
Retail - 0.7%
85,000	Qurate Retail Inc., 8.000%	8,974,300
FINANCIAL - 0.2%
Financial Services - 0.2%
1,210,522	14ner Oncology Inc.*(g)(h)@	2,311,250
	TOTAL PREFERRED STOCKS (Cost - $12,730,173)	13,403,078
CLOSED-END FUND - 0.5%
230,533	Fortress Transportation & Infrastructure Investors LLC, Class Common Shares (Cost - $4,437,586)	6,740,785
WARRANTS - 0.1%
DIVERSIFIED - 0.1%
SPACs - 0.1%
155,420	Class Acceleration Corp.*(g)	87,035
77,310	CM Life Sciences II Inc.*(g)	280,635
39,205	Deep Lake Capital Acquisition Corp.*(g)	27,447
330,676	EJF Acquisition Corp.*(g)	222,247
26,187	ION Acquisition Corp. 1 Ltd.*(g)	48,970
468,723	Jack Creek Investment Corp.*(g)	314,044
244,085	L&F Acquisition Corp.*(g)	156,239
441,802	Montes Archimedes Acquisition Corp.*(g)	600,851
232,452	Senior Connect Acquisition Corp. I*(g)	153,418
219,657	Tekkorp Digital Acquisition Corp.*(g)	197,691
131,807	Thayer Ventures Acquisition Corp.*(g)	113,354
62,104	Tishman Speyer Innovation Corp. II*(g)	73,904
162,182	TS Innovation Acquisitions Corp.*(g)	377,884
23,299	X4 Pharmaceuticals Inc.*	466

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS - (continued)
DIVERSIFIED - 0.1% - (continued)
SPACs - 0.1% - (continued)
77,446	Z-Work Acquisition Corp.*(g)	$55,769
	Total SPACs	2,709,954
	TOTAL DIVERSIFIED	2,709,954
	TOTAL WARRANTS
	(Cost - $3,127,545)	2,709,954

Number of Contracts	Notional Amounts
PURCHASED SWAPTION - 0.2%
Interest Rate Swaption - 0.2%
90,000,000	117,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, 2.25, expires 5/22/23	2,671,069
		TOTAL PURCHASED SWAPTION (Cost - $2,029,500)	2,671,069
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,092,166,341)	1,163,929,760

Face Amount †
SHORT-TERM INVESTMENTS - 4.4%
TIME DEPOSITS - 4.4%
29,219,684	BNP Paribas - Paris, 0.005% due 6/1/21	29,219,684
25,094,359	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	25,094,359
	TOTAL TIME DEPOSITS
	(Cost - $54,314,043)	54,314,043

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.6%
MONEY MARKET FUND - 1.6%
19,402,415	Federated Government Obligations Fund, Premier Class, 0.025%(i)
	(Cost - $19,402,415)	$19,402,415
	TOTAL INVESTMENTS - 100.1% (Cost - $1,165,882,799)	1,237,646,218
	Liabilities in Excess of Other Assets - (0.1)%	(1,031,893)
	TOTAL NET ASSETS - 100.0%	$1,236,614,325

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $156,508,018 and represents 12.66% of net assets.
(c)	Interest only security.
(d)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of this security is on loan.
(g)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to approximately $36,545,855 and represents 2.96% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(i)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
14ner Oncology Inc.	11/10/2020	$2,311,250	$2,311,250	0.19%
CM Life Sciences Inc., Class A Shares	2/9/2021	4,890,000	6,190,740	0.50%
CM Life Sciences II Inc.	3/29/2021	4,398,300	5,541,858	0.45%
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.792% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/2020	2,461,077	2,336,320	0.19%
Series 2016-C01, Class 1M2, 6.842% (1-Month USD-LIBOR + 6.750%) due 8/25/28	3/6/2020	1,335,384	8,644,946	0.70%
Series 2016-C01, Class 2M2, 7.042% (1-Month USD-LIBOR + 6.950%) due 8/25/28	6/17/2020	938,897	1,656,823	0.13%
Series 2016-C03, Class 1M2, 5.392% (1-Month USD-LIBOR + 5.300%) due 10/25/28	3/19/2020	1,066,978	3,324,976	0.27%
Series 2016-C03, Class 2M2, 5.992% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/2020	2,941,204	8,949,456	0.72%
Series 2016-C04, Class 1M2, 4.342% (1-Month USD-LIBOR + 4.250%) due 1/25/29	2/25/2021	263,109	4,270,698	0.35%
Series 2016-C05, Class 2M2, 4.542% (1-Month USD-LIBOR + 4.450%) due 1/25/29	4/26/2019	5,497,400	7,528,462	0.61%
Series 2016-C07, Class 2M2, 4.442% (1-Month USD-LIBOR + 4.350%) due 5/25/29	5/9/2019	4,217,292	10,944,058	0.89%
Series 2017-C01, Class 1B1, 5.842% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	2,739,200	7,749,350	0.63%
Series 2017-C01, Class 1M2, 3.642% (1-Month USD-LIBOR + 3.550%) due 7/25/29	11/24/2020	895,148	5,962,598	0.48%
Series 2017-C01, Class 1M2C, 3.642% (1-Month USD-LIBOR + 3.550%) due 7/25/29	4/16/2020	1,494,000	1,864,774	0.15%
Series 2017-C02, Class 2M2, 3.742% (1-Month USD-LIBOR + 3.650%) due 9/25/29	8/20/2019	471,252	6,917,152	0.56%
Series 2017-C02, Class 2M2C, 3.742% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	867,500	4,091,729	0.33%
Series 2017-C02, Class 2X3, 2.300% due 9/25/29	2/11/2021	101,032	88,021	0.01%
Series 2017-C03, Class 1B1, 4.942% (1-Month USD-LIBOR + 4.850%) due 10/25/29	1/12/2021	6,145,425	7,395,837	0.60%

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Series 2017-C03, Class 1M2C, 3.092% (1-Month USD-LIBOR + 3.000%) due 10/25/29	2/16/2021	5,091,552	5,117,354	0.41%
Series 2017-C03, Class 1X1, 2.300% due 10/25/29	2/16/2021	181,485	179,701	0.01%
Series 2017-C05, Class 1M2, 2.292% (1-Month USD-LIBOR + 2.200%) due 1/25/30	9/13/2019	4,239,102	8,787,458	0.71%
Series 2017-C06, Class 2B1, 4.542% (1-Month USD-LIBOR + 4.450%) due 2/25/30	4/20/2021	3,755,250	3,764,273	0.30%
Series 2017-C07, Class 1M2, 2.492% (1-Month USD-LIBOR + 2.400%) due 5/25/30	8/3/2020	2,199,720	2,594,069	0.21%
Series 2017-C07, Class 2M2B, 2.592% (1-Month USD-LIBOR + 2.500%) due 5/25/30	4/20/2021	2,258,180	2,232,096	0.18%
Series 2018-C01, Class 1ED5, 2.342% (1-Month USD-LIBOR + 2.250%) due 7/25/30	1/25/2021	16,072,145	15,711,721	1.27%
Series 2018-C01, Class 1M2, 2.342% (1-Month USD-LIBOR + 2.250%) due 7/25/30	9/11/2019	849,450	11,612,482	0.94%
Series 2018-C03, Class 1B1, 3.842% (1-Month USD-LIBOR + 3.750%) due 10/25/30	4/7/2021	3,599,409	3,644,705	0.29%
Series 2018-C03, Class 1M2, 2.242% (1-Month USD-LIBOR + 2.150%) due 10/25/30	12/18/2019	11,086,797	7,417,182	0.60%
Series 2018-C05, Class 1B1, 4.342% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,499,569	6,779,652	0.55%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 5.642% (1-Month USD-LIBOR + 5.550%) due 7/25/28	6/9/2020	7,088,847	7,195,410	0.58%
Series 2016-HQA1, Class M3, 6.442% (1-Month USD-LIBOR + 6.350%) due 9/25/28	3/6/2020	2,934,641	5,470,050	0.44%
Series 2017-DNA2, Class B1, 5.242% (1-Month USD-LIBOR + 5.150%) due 10/25/29	11/9/2020	1,238,884	7,583,609	0.61%
Series 2017-DNA2, Class M2, 3.542% (1-Month USD-LIBOR + 3.450%) due 10/25/29	3/9/2020	2,041,353	5,144,669	0.42%
Series 2017-HQA1, Class M2, 3.642% (1-Month USD-LIBOR + 3.550%) due 8/25/29	9/9/2019	4,467,906	9,759,507	0.79%
Series 2017-HQA1, Class M2B, 3.642% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/4/2020	2,913,183	3,104,971	0.25%
Series 2017-HQA2, Class M2, 2.742% (1-Month USD-LIBOR + 2.650%) due 12/25/29	11/18/2019	6,234,469	9,390,014	0.76%
Series 2017-HQA3, Class B1, 4.542% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	4,504,500	4,508,087	0.37%
			$215,766,058	17.45%

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
ADR	—	American Depositary Receipts
CLO	—	Collateralized Loan Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPDR	—	Standard & Poor's Depository Receipts
SPACs	—	Special Purpose Acquisition Companies

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^

Common Stocks	32.3%
Collateralized Mortgage Obligations	21.6
Open-End Fund	18.6
Asset-Backed Securities	11.7
Corporate Bonds & Notes	7.8
Preferred Stocks	1.1
Closed-End Fund	0.5
Warrants	0.2
Purchased Swaption	0.2
Short-Term Investments	4.4
Money Market Fund	1.6
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Interest Rate Swaptions

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
90,000,000	117,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call	MSCS	5/22/23	$3.25	$835,729
		TOTAL SWAPTION CONTRACTS WRITTEN				$835,729

At May 28, 2021, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation*	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/28/21(2)		Notional Amounts in (000’s) (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.NA.IG.29	1.000%	12/20/22	3-Month	GSC	0.151%	USD	100,000	$1,793,020	$1,440,000	$353,020
CDX.NA.IG.31	1.000%	12/20/23	3-Month	GSC	0.955%	USD	30,000	93,896	(1,956,000)	2,049,896
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	1.666%	USD	40,000	(785,955)	(6,462,000)	5,676,045
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	3.539%	USD	10,000	739,006	405,000	334,006
CDX.NA.IG.35	1.000%	12/20/25	3-Month	GSC	1.773%	USD	10,000	(300,818)	(905,000)	604,182
								$1,539,149	$(7,478,000)	$9,017,149

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

* Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Shares/Units	Security	Value
SECURITIES SOLD SHORT - 13.1%
EXCHANGE TRADED FUNDS (ETFs) - 9.8%
119,539	ARK Genomic Revolution	$9,772,313
82,618	iShares Nasdaq Biotechnology	12,553,805
685,436	SPDR S&P Biotech	87,804,351
158,004	SPDR S&P Regional Banking	11,169,303
	Total Exchange Traded Funds (ETFs)	121,299,772
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $119,161,460)	121,299,772
COMMON STOCKS - 3.3%
COMMUNICATIONS - 1.7%
Media - 1.7%
3,261,506	Sirius XM Holdings Inc.	20,384,412
Telecommunications - 0.0%
14,544	Cincinnati Bell Inc.*	223,978
	TOTAL COMMUNICATIONS	20,608,390
CONSUMER CYCLICAL - 0.5%
Entertainment - 0.5%
71,781	Live Nation Entertainment Inc.*	6,468,186
CONSUMER NON-CYCLICAL - 0.7%
Pharmaceuticals - 0.7%
145,723	AstraZeneca PLC, ADR	8,272,695
5,938	Herbalife Nutrition Ltd.*	312,161
	Total Pharmaceuticals	8,584,856
	TOTAL CONSUMER NON-CYCLICAL	8,584,856
TECHNOLOGY - 0.4%
Software - 0.4%
20,908	salesforce.com Inc.*	4,978,195
	TOTAL COMMON STOCKS (Proceeds - $38,938,805)	40,639,627
	TOTAL SECURITIES SOLD SHORT - 13.1% (Proceeds - $158,100,265)	161,939,399

# May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.

* Non-income producing security.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 87.6%
Alabama - 2.0%
$6,000,000	AA	Alabama Public School & College Authority, Revenue Bonds, Series A, 5.000% due 11/1/31	$8,101,536
2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	2,506,237
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,889,448
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	310,356
175,000	A-	5.000% due 3/1/29	208,271
180,000	A-	5.000% due 3/1/30	214,100
185,000	A-	5.000% due 3/1/31	219,921
145,000	A-	5.000% due 3/1/32	172,340
215,000	A-	5.000% due 3/1/33	255,625
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,845,803
		Total Alabama	18,723,637
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,227,026
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	251,353
		Total Alaska	1,478,379
Arizona - 3.7%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	6,097,940
3,810,000	AA+	5.000% due 7/1/34	4,591,495
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,565,896
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(c)	2,038,069
65,000	AA	City of Glendale AZ, GO, AGM-Insured, 4.000% due 7/1/21	65,203
		City of Glendale AZ, Revenue Bonds, AGM:
105,000	AA	Series A, 5.000% due 7/1/23	115,011
230,000	AA	Series A, 5.000% due 7/1/27	269,021
215,000	AA	Series A, 5.000% due 7/1/28	250,721
235,000	AA	Series A, 5.000% due 7/1/29	273,325
85,000	AA	Series A, 5.000% due 7/1/32	103,922
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	62,916
105,000	AA	5.000% due 7/1/26	123,601
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	80,950
90,000	A+	Series A, 5.000% due 7/1/28(c)	111,183
6,365,000	AAA	Series B, 4.000% due 7/1/29	7,016,574
30,000	AAA	Series C, 5.000% due 7/1/21	30,119
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,101,060
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	164,063
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	15,785
30,000	AA	Series A, 5.000% due 7/1/23	31,571
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(d)	60,238
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	822,760
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	969,759
200,000	A2(a)	5.000% due 7/1/47	248,700
190,000	AA-	Series A, 4.000% due 1/1/24	208,072
70,000	AA-	Series A, 5.000% due 1/1/22	71,972
145,000	AA-	Series A, 5.000% due 1/1/23	156,055
60,000	AA-	Series A, 5.000% due 1/1/24	67,248

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Arizona - 3.7% - (continued)
$225,000	AA-	Series A, 5.000% due 1/1/25	$261,613
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	849,035
430,000	AA-	Series B, 5.000% due 1/1/48(b)	457,703
290,000	AA-	Series C, 5.000% due 1/1/48(b)	335,128
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	50,196
		Salt River Project Agricultural Improvement & Power District, Revenue Bonds:
2,000,000	AA+	Series A, 5.000% due 1/1/29	2,567,353
145,000	AA+	Series A, 5.000% due 1/1/33	181,689
		State of Arizona, COP:
215,000	AA-	Series A, 5.000% due 10/1/21	218,486
225,000	AA-	Series A, 5.000% due 10/1/22	239,726
300,000	AA-	Series A, 5.000% due 10/1/23	333,310
310,000	AA-	Series A, 5.000% due 10/1/24	357,751
560,000	AA-	Western Maricopa Education Center District No 402, GO, Series B, 4.000% due 7/1/21	561,743
		Total Arizona	34,126,962
Arkansas - 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	91,711

California - 5.8%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	66,439
		Bay Area Toll Authority, Revenue Bonds:
210,000	AA	Series B, 2.850% due 4/1/47(b)	227,118
195,000	AA	Series C, 2.100% due 4/1/45(b)	196,256
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	126,647
85,000	A	Series D, Prerefunded 8/15/21 @ 100, 5.000% due 8/15/35(d)	85,844
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	62,438
145,000	A+	Series A, 5.000% due 4/1/23	150,812
3,000,000	A+	Series A, 5.000% due 2/1/28	3,724,240
3,000,000	A+	Series A, 5.000% due 2/1/29	3,794,211
115,000	A+	Series A, 5.250% due 10/1/24	116,937
115,000	A+	Series A, 5.250% due 10/1/25	116,937
70,000	A+	Series D, 5.000% due 12/1/21	71,687
30,000	A+	Series G, 5.000% due 11/1/23	32,049
30,000	A+	Series G, 5.000% due 11/1/24	32,045
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,801,642
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	172,289
145,000	A+	Series A, 5.000% due 6/1/29	157,801
115,000	A	Series A1, 5.000% due 6/1/25	134,881
30,000	BBB	Series A1, 5.000% due 6/1/26	36,264
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	336,628
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,889,356
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Series A, 5.000% due 7/1/22	30,118
110,000	A+	Series A, 5.000% due 7/1/23	110,434
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	174,727
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	118,274
30,000	A-	Series A, 5.000% due 8/1/28	35,298
1,500,000	AA+	Ohlone Community College District, GO, Series A, Prerefunded 8/1/21 @ 100, 5.000% due 8/1/38(d)	1,512,166

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
California - 5.8% - (continued)
$145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(c)	$151,032
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	84,674
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, Prerefunded 4/15/22 @ 100, 5.000% due 4/15/23(d)	265,833
		San Diego County Regional Transportation Commission, Revenue Bonds:
600,000	AA	Series B, 5.000% due 4/1/34	811,035
250,000	AA	Series B, 5.000% due 4/1/35	337,241
300,000	AA	Series B, 5.000% due 4/1/36	403,220
400,000	AA	Series B, 5.000% due 4/1/37	535,897
500,000	AA	Series B, 5.000% due 4/1/38	666,978
500,000	AA	Series B, 5.000% due 4/1/39	665,179
515,000	AA	Series B, 5.000% due 4/1/40	683,748
3,615,000	AA	San Dieguito Union High School District, GO, Series E, 3.000% due 8/1/38	3,988,814
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	231,589
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	886,632
3,125,000	AA-	4.000% due 12/1/30(b)	3,125,000
3,000,000	AA-	5.000% due 12/1/27	3,817,857
80,000	AA-	5.000% due 9/1/29	97,998
1,000,000	AA-	5.000% due 4/1/30	1,334,050
760,000	AA-	5.000% due 8/1/30	951,052
3,310,000	AA-	5.000% due 9/1/30	4,401,066
3,125,000	AA-	5.000% due 9/1/31	4,236,732
3,000,000	AA-	5.000% due 11/1/31	4,044,396
3,000,000	AA-	5.000% due 4/1/36	3,881,626
435,000	AA-	Series B, 5.000% due 8/1/26	534,809
205,000	AA-	Series C, 5.000% due 8/1/29	250,512
65,000	AAA	State of California Department of Water Resources, Revenue Bonds, Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/25(d)	66,599
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	112,833
230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	242,510
		Total California	54,122,450
Colorado - 2.2%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	74,926
315,000	A	Series A, 5.000% due 12/1/26(c)	384,445
30,000	A+	Series A, 5.000% due 11/15/27(c)	37,490
195,000	A+	Series A, 5.000% due 11/15/28(c)	242,589
145,000	A+	Series A, 5.000% due 11/15/29(c)	180,331
115,000	A+	Series A, 5.000% due 11/15/30(c)	142,714
915,000	A+	Series C, 5.000% due 11/15/30	1,196,399
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	Aaa(a)	zero coupon, due 7/15/22	653,317
215,000	A-	2.800% due 5/15/42(b)	222,417
2,115,000	AA	5.000% due 11/15/36(b)	2,362,497
190,000	Baa1(a)	5.000% due 9/1/46	218,575
640,000	AA	5.000% due 11/15/49(b)	786,919
500,000	BBB+	Series A, 5.000% due 8/1/44	617,792
325,000	BBB+	Series B-2, 5.000% due 8/1/49(b)	389,654
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	224,549
100,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	112,215
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	zero coupon, due 9/1/35	44,524

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Colorado - 2.2% - (continued)
$85,000	A	zero coupon, due 9/1/37	$59,279
110,000	A	zero coupon, due 9/1/38	74,365
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(d)	1,548,809
		Pueblo County School District No 70, GO:
1,000,000	AA	Series A, 4.000% due 12/1/29	1,245,177
1,945,000	AA	Series A, 4.000% due 12/1/30	2,458,154
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, 0.900% due 11/1/26	1,976,863
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,666,260
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,508,819
210,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	212,495
		Vauxmont Metropolitan District, GO, AGM:
150,000	AA	5.000% due 12/1/21	153,361
125,000	AA	5.000% due 12/15/27	146,846
120,000	AA	5.000% due 12/15/29	140,112
135,000	AA	5.000% due 12/15/31	156,934
285,000	AA	5.000% due 12/1/34	364,711
		Total Colorado	20,603,538
Connecticut - 2.2%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,075,000	AAA	Series 2017 B1, 5.000% due 7/1/29	1,416,903
410,000	A	Series A, 5.000% due 7/1/34	515,171
505,000	AA-	Series B, 1.800% due 7/1/49(b)	523,831
65,000	A-	Series S, 5.000% due 7/1/26	78,333
30,000	A-	Series S, 5.000% due 7/1/29	37,626
4,465,000	AAA	Series V1, 0.010% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
2,100,000	A+	5.000% due 7/15/25	2,464,384
90,000	A+	Series A, 5.000% due 3/15/26	109,021
375,000	A+	Series A, 5.000% due 4/15/26	455,438
150,000	A+	Series A, 5.000% due 4/15/30	194,417
170,000	A+	Series A, 5.000% due 4/15/34	217,366
60,000	A+	Series A, 5.000% due 4/15/35	76,592
175,000	A+	Series B, 5.000% due 1/15/26	210,868
85,000	A+	Series E, 5.000% due 9/15/23	90,265
100,000	A+	Series E, 5.000% due 10/15/26	123,285
150,000	A+	Series E, 5.000% due 10/15/29	183,301
1,600,000	A+	Series F, 5.000% due 9/15/26	1,967,752
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,250,000	AA-	Series C, 5.000% due 1/1/30	2,892,598
1,500,000	AA-	Series C, 5.000% due 1/1/32	1,995,831
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,618,918
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	415,531
		Total Connecticut	20,052,431
Delaware - 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	87,374
35,000	A	Series C, 5.000% due 1/1/24	39,084
80,000	A	Series C, 5.000% due 1/1/25	89,290
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	224,468
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,609,825
		Total Delaware	4,050,041

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
District of Columbia - 0.9%
$2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	$2,260,909
		District of Columbia, Revenue Bonds:
80,000	AAA	Series A, 5.000% due 12/1/36	81,845
40,000	NR	Series A, Prerefunded 12/01/21 @ 100, 5.000% due 12/1/36(d)	40,970
		Metropolitan Washington Airports Authority, Revenue Bonds:
90,000	A+	Series A, 5.000% due 10/1/21(c)	91,429
50,000	A+	Series A, 5.000% due 10/1/22(c)	53,182
75,000	A+	Series A, 5.000% due 10/1/23(c)	83,197
2,625,000	A+	Series A, 5.000% due 10/1/24(c)	3,018,954
115,000	A+	Series A, 5.000% due 10/1/28(c)	147,433
120,000	A+	Series A, 5.000% due 10/1/29(c)	154,368
95,000	A+	Series A, 5.000% due 10/1/30(c)	122,098
205,000	A+	Series A, 5.000% due 10/1/31(c)	260,301
60,000	A+	Series A, 5.000% due 10/1/34(c)	74,351
55,000	A+	Series A, 5.000% due 10/1/36(c)	67,983
195,000	A+	Series C, 5.000% due 10/1/22(c)	198,086
210,000	A+	Series C, 5.000% due 10/1/23(c)	213,362
190,000	A+	Series C, 5.000% due 10/1/24(c)	193,016
255,000	A+	Series C, 5.000% due 10/1/25(c)	259,048
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	471,244
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	294,348
		Total District of Columbia	8,086,124
Florida - 4.4%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	108,139
215,000	Aa3(a)	5.000% due 7/1/30	244,310
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	96,364
		Citizens Property Insurance Inc., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	80,000
60,000	A+	Series A1, 5.000% due 6/1/22	62,933
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA+	5.000% due 12/1/21	40,977
65,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(d)	66,593
70,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(d)	71,715
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	122,335
155,000	A+	5.000% due 10/1/23	165,037
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	57,730
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	74,226
90,000	A	5.000% due 10/1/31(c)	111,008
120,000	A	Series A, 5.000% due 10/1/29(c)	140,878
85,000	A	Series A, 5.000% due 10/1/31(c)	99,157
115,000	A	Series A, 5.000% due 10/1/32(c)	133,889
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,294,273
90,000	A	Series Q1, 5.000% due 10/1/23	95,740
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/21(c)	40,466
50,000	AA+	Series A, 5.000% due 9/1/22(c)	52,830
60,000	AA+	Series A, 5.000% due 9/1/23(c)	65,966
65,000	AA+	Series A, 5.000% due 9/1/24(c)	73,927
65,000	AA+	Series A, 5.000% due 9/1/26(c)	78,429
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	133,710

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 4.4% - (continued)
		County of Miami-Dade FL, Revenue Bonds:
$160,000	A+	5.000% due 10/1/28	$196,310
120,000	A+	5.000% due 10/1/29	146,765
215,000	A+	5.000% due 10/1/30	262,648
65,000	A+	Series A, Prerefunded 10/01/22 @ 100, 5.000% due 10/1/25(d)	69,234
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
175,000	A-	Series A, 5.000% due 10/1/21(c)	177,766
85,000	A-	Series A, 5.000% due 10/1/22(c)	90,386
290,000	A-	Series A, 5.000% due 10/1/24(c)	308,055
55,000	A-	Series A, 5.000% due 10/1/27(c)	62,783
80,000	A-	Series A, 5.000% due 10/1/29(c)	91,036
70,000	A-	Series A, 5.000% due 10/1/30	84,658
30,000	A-	Series A, 5.000% due 10/1/31	36,206
160,000	A-	Series A, 5.000% due 10/1/33(c)	181,224
70,000	A-	Series A, 5.000% due 10/1/35(c)	79,384
65,000	A-	Series B, 5.000% due 10/1/24	69,146
215,000	A-	Series B, 5.000% due 10/1/37	245,576
500,000	A-	Series B, 5.000% due 10/1/40(c)	607,904
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	35,134
1,500,000	AA	Series A, 4.000% due 7/1/50	1,769,077
50,000	AA	Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	52,645
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	146,427
30,000	A+	Series B, 5.000% due 7/1/28	35,063
190,000	A+	Series B, 5.000% due 7/1/30	221,651
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	34,567
45,000	A2(a)	5.000% due 10/1/27	53,323
80,000	A1(a)	Series A, 5.000% due 10/1/22	84,992
355,000	A2(a)	Series A, 5.000% due 10/1/26	376,777
55,000	A2(a)	Series A, 5.000% due 10/1/30	66,836
60,000	A2(a)	Series A, 5.000% due 10/1/31	72,970
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,694,546
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A	Series A, 5.000% due 10/1/28(c)	123,922
60,000	A	Series A, 5.000% due 10/1/30(c)	74,226
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	39,838
70,000	A-	5.000% due 6/1/35	78,891
		Hillsborough County Port District, Revenue Bonds:
850,000	A(e)	Series B, 5.000% due 6/1/33(c)	1,040,389
185,000	A(e)	Series B, 5.000% due 6/1/38(c)	224,103
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	84,732
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	242,195
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(d)	34,214
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(d)	57,023
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(d)	17,107
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	698,408
415,000	A+	Series A1, 5.000% due 4/1/35	524,666
755,000	A+	Series A2, 5.000% due 4/1/33(b)	889,525
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	54,056

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 4.4% - (continued)
$115,000	A	Series A, 5.000% due 7/1/32	$138,018
95,000	A	Series A, 5.000% due 7/1/33	113,910
30,000	A	Series A, 5.000% due 7/1/34	35,906
235,000	A	Series A, 5.000% due 7/1/40	235,650
85,000	A	Series A, 5.000% due 7/1/44	95,172
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	236,227
365,000	A+	Series A, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	379,750
150,000	A+	Series B, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	156,062
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	121,553
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	235,163
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	55,589
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(e)	5.000% due 12/1/23	11,179
20,000	WD(e)	5.000% due 12/1/24	23,222
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	58,114
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	38,591
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	45,843
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	861,116
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	355,596
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	283,605
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	188,708
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	823,798
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	372,232
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	129,737
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	254,019
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	403,253
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	140,194
570,000	A+	Series A, 5.000% due 5/1/31	679,478
220,000	A+	Series B, 5.000% due 8/1/27	267,094
395,000	A+	Series B, 5.000% due 5/1/28	459,305
340,000	A+	Series D, 5.000% due 11/1/24	391,659
355,000	A+	Series D, 5.000% due 11/1/25	409,330
230,000	A+	Series D, 5.000% due 11/1/26	264,355
115,000	A+	Series D, 5.000% due 2/1/29	136,429
190,000	A+	Series D, 5.000% due 2/1/30	224,832
		School District of Broward County, COP:
155,000	A+	Series A, 5.000% due 7/1/21	155,615
145,000	A+	Series A, 5.000% due 7/1/22	152,676
45,000	A+	Series A, 5.000% due 7/1/25	47,256
460,000	A+	Series A, 5.000% due 7/1/26	526,196
265,000	A+	Series A, 5.000% due 7/1/27	312,769
115,000	A+	Series A, 5.000% due 7/1/28	135,424
70,000	A+	Series A, 5.000% due 7/1/32	83,819
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	126,214
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	610,034
335,000	A+	Series B, 5.000% due 7/1/26	395,983
230,000	A+	Series B, 5.000% due 7/1/27	271,256
390,000	A+	Series B, 5.000% due 7/1/28	459,610
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	65,799
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	56,932

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 4.4% - (continued)
$115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	$137,314
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	85,714
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	65,641
125,000	A	Series A, 5.000% due 7/1/27	136,534
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	7,747,055
289,000	AAA	Series C, 5.000% due 6/1/22	289,000
145,000	AAA	Series E, 5.000% due 6/1/24	145,000
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,498,833
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	97,394
70,000	AA+	Series NPFG, 5.500% due 10/1/22	75,027
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	175,561
80,000	A2(a)	5.000% due 10/15/44	99,099
150,000	A2(a)	5.000% due 10/15/49	184,720
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	687,236
145,000	AA	Series A, 5.000% due 8/1/32	171,728
		Total Florida	40,667,144
Georgia - 3.5%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	35,047
70,000	AA-	5.000% due 11/1/29	81,583
2,000,000	AA-	5.000% due 11/1/40	2,328,437
205,000	Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	204,878
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	45,738
		Development Authority of Burke County, Revenue Bonds:
600,000	A-	1.700% due 12/1/49(b)	621,213
830,000	A-	2.925% due 11/1/53(b)	885,253
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	194,060
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa2(a)	Series A, 4.000% due 4/1/48(b)	5,388,985
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	911,663
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	196,189
145,000	A-	Series A, 5.000% due 1/1/30	183,677
105,000	A	Series GG, 5.000% due 1/1/24	112,607
35,000	A	Series GG, 5.000% due 1/1/25	37,449
145,000	A	Series GG, 5.000% due 1/1/26	154,946
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	63,819
35,000	AA-	Series S, 5.000% due 10/1/22	37,227
70,000	AA-	Series S, 5.000% due 10/1/24	74,332
40,000	AA-	Series U, 5.000% due 10/1/24	46,118
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,427,384
5,000,000	AAA	Series A, 5.000% due 8/1/30	6,757,210
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,264,563
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,804,927
		Total Georgia	32,857,305

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Hawaii - 0.1%
		City & County of Honolulu HI, GO:
$115,000	Aa1(a)	Series D, 5.000% due 9/1/22	$122,031
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	110,666
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	612,784
		Total Hawaii	845,481
Idaho - 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
90,000	A2(a)	5.000% due 7/15/21	90,517
100,000	A2(a)	5.000% due 7/15/22	105,319
45,000	A2(a)	5.000% due 7/15/23	49,467
35,000	A2(a)	5.000% due 7/15/24	39,977
95,000	A2(a)	5.000% due 7/15/27	118,747
70,000	Aa1(a)	Series A, 4.000% due 1/1/50	77,696
250,000	A2(a)	Series A, 5.000% due 7/15/30	332,389
250,000	A2(a)	Series A, 5.000% due 7/15/31	337,832
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,813,432
		Total Idaho	3,965,376
Illinois - 3.4%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	76,676
100,000	A-	Series A, 5.000% due 1/1/30(c)	117,991
70,000	A-	Series A, 5.000% due 1/1/31(c)	82,622
190,000	A-	Series A, 5.000% due 1/1/32(c)	209,583
30,000	A-	Series B, 5.000% due 1/1/22	30,836
95,000	A-	Series B, 5.000% due 1/1/24	106,267
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	89,636
50,000	A	Series A, 5.000% due 1/1/22	51,394
125,000	A	Series A, 5.000% due 1/1/24(c)	139,414
270,000	A	Series A, 5.000% due 1/1/29	331,274
200,000	A	Series A, 5.000% due 1/1/48(c)	242,859
1,000,000	A	Series A, Prerefunded 1/01/22 @ 100, 5.000% due 1/1/25(c)(d)	1,027,418
200,000	A	Series B, 5.000% due 1/1/22(c)	205,515
285,000	A	Series B, 5.000% due 1/1/32	329,172
120,000	A	Series B, 5.000% due 1/1/53	146,887
65,000	A	Series C, 5.000% due 1/1/22	66,812
80,000	A	Series C, 5.000% due 1/1/23	85,993
45,000	A	Series C, 5.000% due 1/1/24	50,337
65,000	A	Series C, 5.000% due 1/1/25	75,426
60,000	A	Series C, 5.000% due 1/1/26	71,757
70,000	A	Series C, 5.000% due 1/1/33	83,005
80,000	A	Series C, 5.000% due 1/1/34	94,857
60,000	A	Series D, 5.000% due 1/1/27(c)	73,387
15,000	A	Series D, 5.000% due 1/1/28(c)	18,239
85,000	A	Series D, 5.000% due 1/1/31(c)	102,251
45,000	A	Series D, 5.000% due 1/1/33(c)	54,297
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	41,097
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,098
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	31,466
40,000	AA-	Series B, 5.000% due 12/15/24	41,962
60,000	AA-	Series C, 5.000% due 12/15/25	62,937

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 3.4% - (continued)
$155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	$179,000
		County of Cook IL, GO:
45,000	A+	Series A, 5.250% due 11/15/24	46,007
60,000	A+	Series C, 5.000% due 11/15/22	64,210
145,000	A+	Series C, 5.000% due 11/15/23	154,929
540,000	A+	Series C, 5.000% due 11/15/24	576,432
15,000	AA	AGM, Series C, 5.000% due 11/15/25	16,006
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	42,712
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	828,834
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	73,259
75,000	A+	5.000% due 11/15/26	79,967
25,000	A3(a)	5.000% due 8/15/27	28,998
70,000	A	5.000% due 5/15/28	83,927
60,000	AA+	5.000% due 7/15/28	76,015
40,000	A	5.000% due 5/15/29	47,703
150,000	AAA	5.000% due 7/1/29	185,436
25,000	A+	5.000% due 11/15/29	26,569
110,000	A3(a)	5.000% due 12/1/29	132,437
145,000	AAA	5.000% due 1/1/30	178,757
330,000	AA-	5.000% due 8/15/30	440,879
255,000	AAA	5.000% due 7/1/31	313,579
235,000	AA+	5.000% due 9/1/32	246,908
175,000	A3(a)	5.000% due 8/15/35	198,833
170,000	A	5.000% due 1/1/36	202,266
870,000	A	5.000% due 1/1/38	1,052,766
315,000	AA+	5.000% due 9/1/38	332,461
1,300,000	A	5.000% due 1/1/44	1,556,483
100,000	A3(a)	5.000% due 12/1/46	118,261
25,000	BBB+	5.000% due 8/1/49	29,012
10,000	A+	Series A, 5.000% due 11/15/21	10,217
495,000	AA-	Series A, 5.000% due 2/15/24	557,998
95,000	AA-	Series A, 5.000% due 2/15/25	111,072
45,000	AA-	Series A, 5.000% due 2/15/26	54,343
30,000	A	Series A, 5.000% due 11/15/27	35,302
35,000	A	Series A, 5.000% due 11/15/28	40,969
55,000	A	Series A, 5.000% due 11/15/29	64,041
75,000	AA-	Series A, 5.000% due 7/1/30	89,847
100,000	A	Series A, 5.000% due 11/15/32	115,450
50,000	AA-	Series A, 5.000% due 7/1/34	59,325
15,000	AA+	Series A, 5.000% due 9/1/34	16,854
60,000	A+	Series A, 5.000% due 11/15/34	69,876
255,000	AA-	Series A, 5.000% due 7/1/36	301,589
20,000	BBB+	Series A, 5.000% due 8/1/47	23,235
45,000	A	Series A, Prerefunded 5/15/22 @ 100, 5.000% due 5/15/23(d)	47,086
95,000	WD(e)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	116,215
85,000	A+	Series B, 5.000% due 11/15/26	99,790
35,000	AA+	Series C, 3.750% due 2/15/34	39,102
160,000	AA+	Series C, 4.000% due 2/15/36	181,390
35,000	AA+	Series C, 5.000% due 2/15/22	36,206
15,000	AA+	Series C, 5.000% due 2/15/24	16,931
75,000	AA+	Series C, 5.000% due 2/15/26	90,727
200,000	AA+	Series C, 5.000% due 2/15/28	247,417

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 3.4% - (continued)
$135,000	AA+	Series C, 5.000% due 2/15/29	$165,740
50,000	AA+	Series C, 5.000% due 2/15/31	61,109
365,000	AA+	Series C, 5.000% due 2/15/32	445,533
145,000	AA+	Series C, 5.000% due 2/15/33	176,615
65,000	AA+	Series C, 5.000% due 2/15/36	78,687
205,000	AA+	Series C, 5.000% due 2/15/41	245,736
100,000	AA+	Series E, 2.250% due 11/15/42(b)	101,915
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(d)	61,470
95,000	A(e)	Series Prerefunded 11/15/22 @ 100, 5.000% due 11/15/43(d)	101,540
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	23,512
		Illinois Municipal Electric Agency, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 2/1/22	1,030,849
290,000	A	Series A, 5.000% due 2/1/28	341,248
105,000	A	Series A, 5.000% due 2/1/31	123,508
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	59,597
2,000,000	AA-	Series A, 5.000% due 1/1/40	2,593,213
175,000	AA-	Series D, 5.000% due 1/1/24	195,803
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC-Insured, zero coupon, due 1/1/22	254,778
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	302,914
55,000	AA	5.000% due 1/1/29	68,832
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	224,229
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24(f)	210,048
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	216,150
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	160,304
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	72,922
175,000	AA+	5.000% due 2/1/27	204,129
70,000	AA	Regional Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/21	70,273
		State of Illinois, GO:
45,000	BBB-	5.000% due 8/1/21	45,351
225,000	BBB-	5.000% due 1/1/22	231,129
145,000	BBB-	5.000% due 3/1/22	150,060
190,000	BBB-	5.000% due 8/1/22	200,206
45,000	BBB-	5.000% due 2/1/23	48,413
220,000	BBB-	5.000% due 4/1/23	238,318
100,000	BBB-	5.000% due 8/1/23	109,778
225,000	BBB-	5.000% due 6/1/25	263,108
65,000	BBB-	5.000% due 2/1/26	72,170
270,000	BBB-	5.000% due 2/1/27	319,596
180,000	BBB-	5.000% due 2/1/28	216,235
60,000	BBB-	5.000% due 4/1/28	66,621
25,000	BBB-	5.000% due 5/1/28	27,836
165,000	BBB-	5.000% due 2/1/29	196,751
70,000	BBB-	5.000% due 5/1/32	77,168
190,000	BBB-	5.000% due 5/1/33	209,181
305,000	BBB-	5.250% due 2/1/31	336,184
115,000	BBB-	5.500% due 7/1/38	124,514
65,000	BBB-	Series A, 4.000% due 1/1/23	66,350
105,000	BBB-	Series A, 5.000% due 1/1/33	107,823
365,000	BBB-	Series B, 5.000% due 9/1/21	369,281

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 3.4% - (continued)
$360,000	BBB-	Series B, 5.000% due 9/1/22	$380,673
365,000	BBB-	Series B, 5.000% due 9/1/23	401,984
365,000	BBB-	Series B, 5.000% due 9/1/24	416,749
620,000	BBB-	Series D, 5.000% due 11/1/23	687,189
405,000	BBB-	Series D, 5.000% due 11/1/25	478,924
390,000	BBB-	Series D, 5.000% due 11/1/26	470,865
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	128,180
115,000	A-	6.250% due 10/1/38	129,083
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,857,192
165,000	AA	AGM, Series B, zero coupon, due 11/1/26	156,637
200,000	AA	Will County School District No 86 Joliet, GO, AGM-Insured, zero coupon, due 11/1/21	199,601
		Total Illinois	31,282,897
Indiana - 1.6%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 10/1/24	359,909
160,000	AA	Series B, AGM, 5.000% due 10/1/21	162,518
		City of Whiting IN, Revenue Bonds:
370,000	A-	5.000% due 12/1/44(b)(c)	448,371
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,088,789
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	340,912
		Indiana Finance Authority, Revenue Bonds:
320,000	AA	2.250% due 12/1/58(b)	339,309
30,000	AA-	5.000% due 3/1/22	31,102
90,000	AA-	5.000% due 8/15/25	99,390
30,000	AA-	5.000% due 9/1/26	36,472
15,000	AA-	5.000% due 9/1/29	17,892
240,000	AA-	5.000% due 3/1/36	270,043
60,000	AA-	5.000% due 9/1/36	71,182
65,000	AA	Series A, 5.000% due 10/1/25	69,101
70,000	AA	Series A, 5.000% due 10/1/26	80,609
35,000	AA	Series A, 5.000% due 10/1/28	40,208
115,000	AA	Series A, 5.250% due 10/1/24	117,014
535,000	AA	Series Prerefunded 1/1/22 @ 100, 1.650% due 12/1/42(b)(d)	539,718
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(d)	46,653
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(d)	31,102
155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(d)	160,695
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	1,027,665
7,500,000	AA+	Series E, 0.040% due 11/15/39(b)	7,500,000
290,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	316,936
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	21,034
20,000	A+	Series A, 5.000% due 1/1/25	21,032
55,000	A+	Series A, 5.000% due 1/1/26	57,825
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,529
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,529
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	26,323
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	590,932
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	295,014
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	40,922

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Indiana - 1.6% - (continued)
$30,000	AA+	Series B, 5.000% due 7/15/22	$31,578
40,000	AA+	Series B, 5.000% due 7/15/23	43,062
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	43,096
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	129,390
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	134,781
		Total Indiana	14,651,637
Iowa - 1.3%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,314,996
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,811,284
90,000	BBB(e)	Series A, 5.000% due 5/15/43	103,933
105,000	BBB(e)	Series A, 5.000% due 5/15/48	120,686
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	6,012,036
		Total Iowa	12,362,935
Kansas - 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	35,381
35,000	A	Series A, 5.000% due 9/1/32	41,253
130,000	A	Series A, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/24(d)	137,853
30,000	A	Series B, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/23(d)	31,812
45,000	A	Series B, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/24(d)	47,719
		Total Kansas	294,018
Kentucky - 1.2%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	29,020
15,000	A1(a)	5.000% due 1/1/26	17,969
45,000	A1(a)	5.000% due 1/1/29	53,417
50,000	A1(a)	5.000% due 1/1/30	59,267
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,564,404
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	197,576
145,000	A-	5.000% due 5/1/28	183,203
15,000	A-	5.000% due 5/1/29	18,873
40,000	AA	5.000% due 5/1/31	50,217
110,000	A-	Series A, 5.000% due 10/1/27	121,426
165,000	A-	Series A, 5.000% due 2/1/29	195,415
170,000	A-	Series A, 5.000% due 2/1/30	201,219
65,000	A-	Series A, 5.000% due 2/1/32	76,893
80,000	A-	Series A, 5.000% due 2/1/33	94,630
325,000	A-	Series B, 5.000% due 11/1/26	397,892
1,445,000	A-	Series B, 5.000% due 11/1/27	1,761,588
35,000	A1(a)	Series D, 5.000% due 5/1/26	42,245
30,000	A1(a)	Series D, 5.000% due 5/1/27	37,125
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,912
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	259,833
525,000	A	Series A, 5.000% due 10/1/29	632,935
95,000	A	Series A, 5.000% due 10/1/32	113,997
70,000	A	Series A, 5.500% due 10/1/33	77,769
185,000	A	Series A, 5.750% due 10/1/38	206,280
100,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	104,790
335,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	351,046
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	357,416
		Total Kentucky	11,243,357

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Louisiana - 0.3%
$1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	$1,831,313
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	42,895
85,000	A	Series A, 5.000% due 12/15/23	94,942
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	78,072
85,000	A-	Series B, 5.000% due 1/1/25(c)	98,011
65,000	A-	Series B, 5.000% due 1/1/27(c)	75,049
10,000	A-	Series B, 5.000% due 1/1/29(c)	12,117
20,000	A-	Series B, 5.000% due 1/1/31(c)	24,059
20,000	A-	Series B, 5.000% due 1/1/36(c)	24,010
15,000	A-	Series B, 5.000% due 1/1/37(c)	17,973
20,000	A-	Series D2, 5.000% due 1/1/26(c)	23,789
15,000	A-	Series D2, 5.000% due 1/1/29(c)	18,176
20,000	A-	Series D2, 5.000% due 1/1/30(c)	24,097
45,000	A-	Series D2, 5.000% due 1/1/32(c)	54,274
35,000	A-	Series D2, 5.000% due 1/1/35(c)	42,082
15,000	A-	Series D2, 5.000% due 1/1/38(c)	17,941
		Total Louisiana	2,478,800
Maine - 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,737,003
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	70,683
		Total Maine	2,807,686
Maryland - 4.4%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	129,212
195,000	AA	Series C, 5.000% due 7/1/31	238,602
200,000	AA	Series C, 5.000% due 7/1/33	244,817
170,000	AA-	Series D, 5.000% due 7/1/33	208,095
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	5,299,024
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,167,359
		County of Prince George's MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,793,755
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,468,935
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,237,157
		Maryland Community Development Administration, Revenue Bonds:
345,000	Aa1(a)	Series B, 4.000% due 9/1/49	382,534
285,000	Aa1(a)	Series C, 3.500% due 3/1/50	312,135
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	407,461
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	170,185
65,000	BBB+	Series A, 5.000% due 7/1/33	77,292
50,000	BBB+	Series A, 5.000% due 7/1/34	59,323
20,000	BBB+	Series A, 5.000% due 7/1/35	23,682
50,000	BBB+	Series A, 5.000% due 7/1/36	59,077
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	36,852
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	31,587
300,000	AA-	Maryland State Transportation Authority, Revenue Bonds, 5.000% due 7/1/34	397,340
		State of Maryland, GO:
2,775,000	AAA	Series A, 5.000% due 3/1/27	3,461,670
5,000,000	AAA	Series A, 5.000% due 3/15/31	6,358,331
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,624,215
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,372,304
		Total Maryland	40,560,944

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Massachusetts - 0.9%
		Commonwealth of Massachusetts, GO:
$90,000	AA	Series B, 5.000% due 7/1/22	$94,784
520,000	AA	Series C, 5.000% due 4/1/23	566,306
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	52,786
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	49,478
115,000	AA-	5.000% due 7/1/24	131,514
50,000	A	5.000% due 7/1/30	64,300
235,000	A	5.000% due 7/1/31	300,980
500,000	Baa2(a)	5.000% due 7/1/34	629,880
65,000	AAA	Series A, 5.000% due 7/15/22	68,601
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(d)(g)	162,130
500,000	AA+	Series N, 1.450% due 7/1/41(b)	500,507
105,000	AA-	Series S, 5.000% due 7/1/30	131,642
585,000	A+	Series S-1, 5.000% due 10/1/24	672,166
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	376,537
500,000	AA-	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	669,532
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,258,578
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/01/22 @ 100, 4.000% due 11/1/43(d)	2,637,720
		Total Massachusetts	8,367,441
Michigan - 1.9%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 0.735% (3-Month USD-LIBOR), due 7/1/32(b)	160,132
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	88,696
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,358,377
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	174,303
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	49,971
55,000	AA	5.000% due 5/1/29	67,960
100,000	AA	5.000% due 5/1/30	119,525
145,000	AA	5.000% due 5/1/31	173,235
20,000	AA	5.000% due 5/1/32	23,873
90,000	AA	5.000% due 5/1/33	107,334
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	121,057
75,000	A2(a)	5.000% due 5/15/28	90,711
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	105,377
20,000	AA	Kent Hospital Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/21	20,440
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	326,132
1,250,000	Aa3(a)	5.000% due 11/1/23	1,386,724
45,000	AA-	5.000% due 12/1/23	50,272
750,000	Aa3(a)	5.000% due 11/1/24	862,577
50,000	AA-	5.000% due 12/1/24	57,950
85,000	AA-	5.000% due 12/1/25	101,811
40,000	AA-	5.000% due 12/1/26	49,375
10,000	AA-	5.000% due 7/1/27	11,803
35,000	AA-	5.000% due 12/1/27	44,364
160,000	A+	5.000% due 8/15/28	174,505
60,000	AA-	5.000% due 12/1/28	75,707
30,000	AA-	5.000% due 7/1/29	35,262

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Michigan - 1.9% - (continued)
$60,000	A+	5.000% due 8/15/29	$65,260
35,000	AA-	5.000% due 7/1/31	41,123
30,000	AA-	5.000% due 7/1/32	35,222
315,000	A	5.000% due 11/15/32	385,113
25,000	AA-	5.000% due 7/1/33	29,329
205,000	A	5.000% due 11/15/36	217,926
45,000	A	5.000% due 11/15/42	47,716
735,000	AA-	5.000% due 12/1/44(b)	854,423
45,000	WR(a)	Series A, 5.000% due 6/1/21	45,000
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	68,147
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	146,778
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	598,886
80,000	AA-	Series I, 5.000% due 4/15/35	96,603
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	187,018
45,000	AA-	Series C, 5.000% due 12/1/24	52,155
60,000	AA-	Series C, 5.000% due 12/1/26	74,062
40,000	AA-	Series C, 5.000% due 12/1/27	50,730
60,000	AA-	Series C, 5.000% due 12/1/28	75,707
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	789,743
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	290,881
35,000	A	1.450% due 9/1/30(b)	35,106
500,000	A	1.800% due 10/1/49(b)(c)	516,168
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,529
90,000	AA-	5.000% due 11/1/29	108,777
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	31,791
60,000	A+	5.000% due 9/1/24	67,524
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	118,513
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,826,644
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	157,683
140,000	AA	5.000% due 5/1/31	169,661
145,000	AA	5.000% due 5/1/32	175,564
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	6,278
10,000	A-	Series A, 5.000% due 12/1/30	12,531
10,000	A-	Series A, 5.000% due 12/1/31	12,496
15,000	A-	Series A, 5.000% due 12/1/36	18,581
620,000	A-	Series B, 5.000% due 12/1/29(c)	771,876
15,000	A-	Series B, 5.000% due 12/1/30(c)	18,636
15,000	A-	Series B, 5.000% due 12/1/31(c)	18,584
10,000	A-	Series B, 5.000% due 12/1/33(c)	12,380
25,000	A-	Series B, 5.000% due 12/1/36(c)	30,776
60,000	A-	Series C, 5.000% due 12/1/22	64,309
65,000	A-	Series C, 5.000% due 12/1/23	72,615
70,000	A-	Series C, 5.000% due 12/1/24	81,156
70,000	A-	Series C, 5.000% due 12/1/25	83,741
45,000	A-	Series C, 5.000% due 12/1/26	55,382
45,000	A-	Series C, 5.000% due 12/1/27	56,779
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	Series C, 5.000% due 11/15/36	892,830

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Michigan - 1.9% - (continued)
$800,000	AA	Series C, 5.000% due 11/15/38	$1,014,765
950,000	AA	Series C, 5.000% due 11/15/40	1,199,525
		Total Michigan	17,662,495
Minnesota - 1.8%
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,545,378
		State of Minnesota, GO:
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,314,913
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,388,046
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,120,243
		Total Minnesota	16,368,580
Mississippi - 0.3%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	287,465
435,000	A2(a)	5.000% due 1/1/34	547,311
170,000	A+	5.000% due 10/1/40(b)	202,543
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	199,934
1,250,000	AA	Series A, 5.000% due 10/1/34	1,562,866
		Total Mississippi	2,800,119
Missouri - 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	35,634
30,000	A+	5.000% due 5/15/30	35,456
30,000	A+	5.000% due 5/15/31	35,357
85,000	A+	5.000% due 5/15/36	99,721
20,000	A+	Series B, 4.000% due 2/1/40	21,763
70,000	A+	Series B, 5.000% due 2/1/30	81,337
80,000	A+	Series B, 5.000% due 2/1/32	92,425
65,000	A+	Series B, 5.000% due 2/1/36	74,297
105,000	A+	Series B, 5.000% due 2/1/45	118,791
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,063,276
80,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	89,131
		Total Missouri	3,747,188
Montana - 0.1%
		Montana Board of Housing, Revenue Bonds:
80,000	AA+	Series A-1, 4.000% due 12/1/47(c)	84,882
40,000	AA+	Series B, 4.000% due 6/1/50	45,371
		Montana Facility Finance Authority, Revenue Bonds:
40,000	A+(e)	5.000% due 2/15/22	41,292
60,000	A+(e)	5.000% due 2/15/23	64,654
60,000	A+(e)	5.000% due 2/15/24	67,169
60,000	A+(e)	5.000% due 2/15/25	69,502
90,000	A+(e)	5.000% due 2/15/26	107,528
		Total Montana	480,398
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
220,000	AA+	Series B, 4.000% due 9/1/49(c)	241,481
230,000	AA+	Series E, 3.750% due 9/1/49(c)	248,236
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	136,875
125,000	A+	Series B, 5.000% due 1/1/34	148,586
155,000	A+	Series B, 5.000% due 1/1/36	183,782
		Total Nebraska	958,960

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Nevada - 1.1%
		City of Carson City NV, Revenue Bonds:
$20,000	A-	5.000% due 9/1/24	$22,774
15,000	A-	5.000% due 9/1/28	18,502
20,000	A-	5.000% due 9/1/30	24,378
20,000	A-	5.000% due 9/1/32	24,251
20,000	A-	5.000% due 9/1/34	24,147
		Clark County School District, GO:
75,000	A+	Series A, 5.000% due 6/15/21	75,130
65,000	A+	Series A, 5.000% due 6/15/23	71,211
1,000,000	A+	Series C, 5.000% due 6/15/23	1,095,553
280,000	A	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(c)	281,095
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,814,379
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(c)	1,319,509
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	102,339
145,000	AA	Series A, 5.000% due 6/1/33	174,341
155,000	AA	Series A, 5.000% due 6/1/34	186,029
30,000	AA	Series B, 5.000% due 6/1/22	31,464
60,000	AA	Series B, 5.000% due 6/1/23	62,902
60,000	AA	Series B, 5.000% due 6/1/24	62,853
30,000	AA	Series B, 5.000% due 6/1/25	31,417
120,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	133,375
		State of Nevada, GO:
40,000	AA+	5.000% due 8/1/21	40,322
80,000	AA+	5.000% due 3/1/25	86,614
2,665,000	AA+	Series A, 5.000% due 5/1/27	3,322,310
		Total Nevada	10,004,895
New Hampshire - 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	776,447
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	41,442
25,000	A-	4.000% due 10/1/38	27,856
40,000	AA-	5.000% due 7/1/24	45,744
35,000	BBB+	5.000% due 7/1/26	36,553
135,000	A-	5.000% due 10/1/26	164,581
145,000	A-	5.000% due 10/1/27	176,459
60,000	A-	5.000% due 10/1/28	72,600
70,000	AA-	5.000% due 7/1/30	87,761
65,000	A	5.000% due 8/1/30	81,148
210,000	A-	5.000% due 10/1/30	251,555
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	74,462
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	67,103
65,000	AA-	Series B, 5.000% due 2/1/23	67,073
50,000	AA-	Series B, 5.000% due 2/1/24	51,566
		Total New Hampshire	2,022,350
New Jersey - 2.4%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	67,083
30,000	BBB+	5.000% due 2/15/25	33,514
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	53,859
30,000	AA	5.000% due 7/1/32	35,906
30,000	AA	5.000% due 7/1/33	35,873

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New Jersey - 2.4% - (continued)
		New Jersey Economic Development Authority, Revenue Bonds:
$40,000	BBB	5.000% due 3/1/25	$43,265
850,000	BBB	5.000% due 11/1/34	1,070,512
1,000,000	BBB	Series EEE, 5.000% due 6/15/30	1,259,061
270,000	BBB	Series NN, 5.000% due 3/1/23	292,123
370,000	BBB	Series NN, 5.000% due 3/1/24	400,405
580,000	BBB	Series XX, 5.000% due 6/15/26	678,935
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	65,245
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	730,399
625,000	AA-	5.000% due 7/1/45(b)	758,171
15,000	AA	Series A, 5.000% due 7/1/28	18,327
45,000	AA	Series A, 5.000% due 7/1/33	54,605
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Series 1A, 5.000% due 12/1/22(c)	42,766
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	115,183
40,000	AAA	Series 1B, 5.000% due 12/1/21(c)	40,933
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	176,668
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	128,259
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	74,991
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	148,313
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB	4.000% due 12/15/39	115,340
5,000,000	A+	5.000% due 6/15/24	5,679,238
435,000	A+	5.000% due 6/15/27	523,201
1,320,000	BBB	5.000% due 12/15/28	1,675,892
200,000	BBB	5.000% due 12/15/39	249,617
870,000	BBB	Series A, zero coupon, due 12/15/27	787,233
195,000	BBB	Series A, zero coupon, due 12/15/28	170,944
220,000	BBB	Series A, 5.000% due 12/15/33	274,991
2,000,000	BBB	Series A, 5.000% due 12/15/34	2,494,880
215,000	BBB	Series AA, 5.000% due 6/15/23	225,699
345,000	BBB	Series AA, 5.000% due 6/15/24	362,168
360,000	BBB	Series AA, 5.000% due 6/15/25	409,129
215,000	BBB	Series AA, 5.000% due 6/15/26	244,076
145,000	BBB	Series AA, 5.000% due 6/15/29	152,216
		New Jersey Turnpike Authority, Revenue Bonds:
1,000,000	A+	Series A, 4.000% due 1/1/42	1,196,011
1,500,000	A+	Series B, 1.047% due 1/1/26	1,496,976
		Total New Jersey	22,382,007
New Mexico - 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	577,042
165,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	182,137
		Total New Mexico	759,179
New York - 11.2%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	200,827
5,880,000	AA	Series B1, 5.000% due 11/1/30	7,872,076
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,483,633
90,000	AA	Series C, 5.000% due 8/1/27	104,873
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,340,198
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,226,072
2,000,000	AA	Series H, 5.000% due 1/1/36	2,516,568

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - 11.2% - (continued)
$90,000	AA	Series J, 5.000% due 8/1/22	$95,128
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,414,304
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	140,588
215,000	A+	Series A, 5.000% due 2/15/35	261,102
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,053,808
60,000	A	Series B, 5.000% due 9/1/22	63,621
45,000	A	Series B, 5.000% due 9/1/23	49,849
40,000	A	Series B, 5.000% due 9/1/24	46,065
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	BBB+	Series A1, 5.000% due 11/15/35	143,106
145,000	BBB+	Series A1, 5.000% due 11/15/36	165,816
245,000	BBB+	Series A2, 5.000% due 11/15/29	298,380
270,000	BBB+	Series B, 5.000% due 11/15/30	324,514
290,000	BBB+	Series C1, 5.000% due 11/15/27	353,042
685,000	BBB+	Series C1, 5.000% due 11/15/28	804,424
300,000	BBB+	Series C1, 5.000% due 11/15/31	373,314
415,000	BBB+	Series D1, 5.000% due 11/15/30	469,800
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	376,849
860,000	A3(a)	Series A, 5.000% due 11/15/56	929,747
2,500,000	AAA	Nassau County Interim Finance Authority, Revenue Bonds, Series BB, 0.829% due 11/15/26	2,482,489
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,746,274
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	0.010% due 8/1/45(b)	2,500,000
160,000	AAA	Series A, 5.000% due 11/1/21	163,248
275,000	AAA	Series C2, 5.000% due 5/1/32	348,374
5,390,000	AAA	Series E1, 4.000% due 2/1/38	6,541,845
		New York City Water & Sewer System, Revenue Bonds:
4,285,000	AA+	0.010% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,895,402
1,100,000	AA+	5.000% due 6/15/29	1,451,461
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,008,824
		New York State Dormitory Authority, Revenue Bonds:
385,000	AA	5.000% due 5/15/23	402,872
750,000	A-	5.000% due 5/1/48(b)	826,858
2,500,000	AA+	Series A, 4.000% due 3/15/37	3,045,439
5,000,000	Aa2(a)	Series A, 5.000% due 9/15/22	5,315,094
4,500,000	AA	AGM, Series A, 5.000% due 10/1/33	5,789,722
4,000,000	Aa2(a)	Series A, 5.250% due 3/15/38	5,140,500
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,743,817
		New York State Urban Development Corp., Revenue Bonds:
65,000	AA+	Series A, 5.000% due 3/15/22	67,511
80,000	AA+	Series A, 5.000% due 3/15/32	98,189
5,000,000	AA+	Series E, 4.000% due 3/15/38	5,976,316
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	230,623
		Port Authority of New York & New Jersey, Revenue Bonds:
5,000,000	A+	Series 207, 5.000% due 9/15/24(c)	5,736,086
1,400,000	A+	Series 226, 5.000% due 10/15/30(c)	1,844,691
2,000,000	A+	Series 226, 5.000% due 10/15/31(c)	2,676,304

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - 11.2% - (continued)
$1,250,000	A+	Series 226, 5.000% due 10/15/32(c)	$1,635,176
500,000	A+	Series 226, 5.000% due 10/15/33(c)	650,679
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	446,061
85,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(c)	92,506
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
4,000,000	AA-	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	4,114,678
85,000	AA-	Series B, 5.000% due 11/15/23	94,902
115,000	AA-	Series B, 5.000% due 11/15/24	128,217
		Total New York	104,586,862
North Carolina - 1.3%
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	31,346
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	257,036
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	667,382
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	135,590
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	342,117
290,000	AA	5.000% due 3/1/23	313,922
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 0.424% (1-Month USD-LIBOR), due 12/1/34(b)	10,001,067
		Total North Carolina	11,748,460
Ohio - 0.7%
		American Municipal Power Inc., Revenue Bonds:
60,000	A	5.000% due 2/15/22	62,046
40,000	A	5.000% due 2/15/42	41,329
800,000	A	Series A, 2.300% due 2/15/38(b)	803,299
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	67,228
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(d)	62,056
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	34,650
45,000	AA	Series A, 5.000% due 1/1/28	51,975
65,000	AA	Series A, 5.000% due 1/1/29	75,074
60,000	AA	Series A, 5.000% due 1/1/30	69,299
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	36,001
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(d)	46,287
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	66,130
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	164,383
125,000	A+	5.000% due 12/1/30	164,761
80,000	A+	Series B, 5.000% due 8/1/47(b)	83,440
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	73,672
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	145,784
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(d)	138,910
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	547,574
285,000	Aa3(a)	Miami University, Revenue Bonds, Series A, 5.000% due 9/1/30	382,896
50,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	56,297
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,348,548
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.040% due 12/1/36(b)	2,000,000
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	93,027
145,000	AA	5.000% due 1/1/29	184,283

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Ohio - 0.7% - (continued)
$90,000	A	Series A, 4.000% due 1/15/50	$103,659
		Total Ohio	6,902,608
Oklahoma - 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	684,690
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	39,623
45,000	AA-	Series A, 5.000% due 6/1/28	50,915
90,000	WR(a)	Oklahoma Development Finance Authority, Revenue Bonds, Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	93,084
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	57,837
175,000	A	Series A, 5.000% due 1/1/27	201,882
60,000	A	Series A, 5.000% due 1/1/28	69,083
45,000	A	Series A, 5.000% due 1/1/29	51,813
60,000	A	Series B, 5.000% due 1/1/27	69,217
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	736,875
		Total Oklahoma	2,055,019
Oregon - 0.9%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	106,093
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,964,837
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	A+	5.000% due 7/1/28(c)	380,178
165,000	A+	5.000% due 7/1/29	207,236
205,000	A+	Series 24B, 5.000% due 7/1/32(c)	247,005
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,412,391
		Total Oregon	8,317,740
Pennsylvania - 1.4%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	581,003
1,000,000	A	Series B, 5.000% due 2/1/24	1,121,590
85,000	A	Series B, 5.000% due 8/1/27	100,405
300,000	A	Series B, 5.000% due 8/1/29	353,015
320,000	A	Series B, 5.000% due 8/1/30	376,550
335,000	A	Series B, 5.000% due 8/1/31	394,049
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	61,454
70,000	A-	Series B, 5.000% due 7/1/31(c)	85,762
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,269,899
500,000	A	Series B, 5.000% due 6/1/25	585,252
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	322,047
810,000	A+	5.000% due 9/15/29	982,052
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	239,377
310,000	Aa3(a)	5.000% due 6/1/39	389,676
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	1,018,280
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	413,987
115,000	A	Series A, AMBAC, 6.000% due 6/1/22	121,427
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,252,090

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Pennsylvania - 1.4% - (continued)
$60,000	A	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.000% due 3/1/22	$62,032
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38	896,012
900,000	AA	5.000% due 8/15/32	1,164,455
35,000	AA	Series A, 5.000% due 8/15/27	44,058
35,000	AA	Series A, 5.000% due 8/15/28	43,938
60,000	AA	Series A, 5.000% due 8/15/30	74,877
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,101
15,000	A1(a)	Series A1, 5.000% due 12/1/23	16,797
45,000	A1(a)	Series A1, 5.000% due 12/1/29	56,894
30,000	A1(a)	Series A1, 5.000% due 12/1/34	37,457
35,000	A	Series A2, 5.000% due 12/1/28	42,332
35,000	A	Series A2, 5.000% due 12/1/33	44,442
250,000	A-	Philadelphia Authority for Industrial Development, Revenue Bonds, 4.000% due 11/1/21	253,630
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	32,975
20,000	A	5.000% due 8/1/24	22,738
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	315,492
40,000	A2(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	46,820
		Total Pennsylvania	12,838,965
Rhode Island - 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	282,688
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,509,842
145,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	160,502
		Rhode Island Student Loan Authority, Revenue Bonds:
70,000	AA	Series A, 3.500% due 12/1/34(c)	72,584
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,362,251
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	64,735
70,000	BBB	Series A, 5.000% due 6/1/28	81,875
		Total Rhode Island	4,534,477
South Carolina - 1.6%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	31,102
30,000	AA+	Series B, 5.000% due 3/1/24	33,886
30,000	AA+	Series B, 5.000% due 3/1/25	35,142
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	3,180,177
8,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)(h)	8,719,503
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	133,469
95,000	A-	5.000% due 12/1/29	110,319
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	67,072
30,000	A+	5.000% due 2/1/24	33,690
50,000	A+	5.000% due 2/1/25	58,164
50,000	A+	5.000% due 2/1/26	60,052
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	82,169

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
South Carolina - 1.6% - (continued)
$140,000	A+	5.000% due 7/1/30(c)	$175,625
		South Carolina Public Service Authority, Revenue Bonds:
515,000	A	Series A, 5.500% due 12/1/54	584,064
185,000	A	Series B, 5.000% due 12/1/35	224,551
275,000	A	Series B, 5.000% due 12/1/36	333,160
115,000	A	Series C, 5.000% due 12/1/25	132,735
115,000	A	Series C, 5.000% due 12/1/26	132,344
90,000	A	Series C, 5.000% due 12/1/27	103,480
105,000	A	Series C, 5.000% due 12/1/46	119,859
190,000	A	Series E, 5.500% due 12/1/53	212,231
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
195,000	Aaa(a)	Series A, 4.000% due 1/1/50	218,872
170,000	Aaa(a)	Series A, 4.000% due 7/1/50	192,025
		Total South Carolina	14,973,691
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	32,873
15,000	AA-	5.000% due 7/1/24	17,070
10,000	AA-	5.000% due 7/1/27	12,467
50,000	AA-	5.000% due 7/1/33	60,728
40,000	AA-	5.000% due 7/1/35	48,421
35,000	A+	Series B, 5.000% due 11/1/24	40,460
35,000	A+	Series B, 5.000% due 11/1/25	40,369
5,000	A+	Series B, 5.000% due 11/1/26	5,763
		Total South Dakota	258,151
Tennessee - 1.0%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,919,489
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	37,742
35,000	A-	Series A, 5.000% due 7/1/30	43,745
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	36,976
30,000	BBB	5.000% due 4/1/24	33,687
30,000	BBB	5.000% due 9/1/24	34,172
40,000	BBB	5.000% due 4/1/25	46,426
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,143,319
350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	372,748
		Total Tennessee	9,668,304
Texas - 12.3%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,365,546
40,000	AA-	Austin Community College District, Revenue Bonds, AMBAC-Insured, zero coupon, due 2/1/22	39,898
		Board of Regents of the University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	95,320
65,000	AAA	Series D, 5.000% due 8/15/21	65,649
70,000	AAA	Series D, 5.000% due 8/15/22	74,137
80,000	AAA	Series E, 5.000% due 8/15/22	84,729
90,000	AAA	Series J, 5.000% due 8/15/22	95,320
6,990,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/29	9,127,042
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	81,936
145,000	A-	5.000% due 1/1/32	169,176
95,000	A-	5.000% due 1/1/35	110,460
45,000	A-	5.000% due 1/1/36	52,299
35,000	A-	Series A, 5.000% due 1/1/31	40,408

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.3% - (continued)
$30,000	A-	Series A, 5.000% due 1/1/32	$34,534
60,000	A-	Series A, 5.000% due 1/1/34	68,854
160,000	A-	Series A, 5.000% due 1/1/40	183,510
600,000	A-	Series B, 4.000% due 1/1/41	716,178
375,000	A-	Series B, 5.000% due 1/1/29	481,089
1,800,000	A-	Series E, 5.000% due 1/1/38	2,288,635
45,000	AA	City of Arlington TX, Special Tax, Series C, 5.000% due 2/15/45	45,130
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	2,215,876
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(c)	189,402
80,000	A	5.000% due 11/15/29(c)	91,183
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	48,226
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	134,415
170,000	AA-	5.000% due 2/15/24	191,586
3,000,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/27	3,571,227
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,073,590
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	65,126
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	327,647
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	140,421
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	60,422
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	74,321
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	37,994
350,000	A	Series A, Prerefunded 7/01/22 @ 100, 5.000% due 7/1/23(c)(d)	367,732
90,000	A1(a)	Series B, 5.000% due 7/1/28	115,112
360,000	A1(a)	Series B, 5.000% due 7/1/29	458,513
190,000	A1(a)	Series B, 5.000% due 7/1/30	241,150
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,770,392
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,438,542
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	254,443
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	85,539
75,000	AA	Series C, 5.000% due 5/15/28	84,840
355,000	Aa2(a)	Series C, 5.000% due 11/15/30	479,793
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,161,397
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	619,345
480,000	A	Series A, 5.000% due 7/1/28(c)	607,910
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	1,047,659
45,000	AA-	5.000% due 2/1/29	56,253
30,000	AA-	5.000% due 2/1/30	37,474
45,000	AA-	5.000% due 2/1/31	56,126
35,000	AA-	5.000% due 2/1/33	43,446
90,000	AA-	5.250% due 2/1/25	105,870
1,500,000	A+	Series 2019, 2.750% due 2/1/48(b)	1,554,629
205,000	A+	Series B, 2.000% due 2/1/33(b)	205,257
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,718,487
2,000,000	Aaa(a)	5.000% due 2/1/28	2,542,465

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.3% - (continued)
		County of Harris TX, Revenue Bonds:
$30,000	AA-	Series C, 5.000% due 8/15/24	$31,676
110,000	AA-	Series C, 5.000% due 8/15/25	116,103
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	95,660
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,896,721
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,739,736
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,253,877
145,000	AAA	5.000% due 2/15/22	149,976
145,000	AAA	5.000% due 2/15/23	156,973
725,000	AAA	5.000% due 2/15/24	817,690
620,000	AAA	5.000% due 2/15/25	725,392
105,000	AAA	5.000% due 2/15/27	126,366
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	281,821
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	206,998
		Dallas Fort Worth International Airport, Revenue Bonds:
2,590,000	A	Series A, 5.000% due 11/1/29(c)	2,759,290
85,000	A	Series B, 5.000% due 11/1/26(c)	90,681
35,000	A	Series B, 5.000% due 11/1/27(c)	37,324
80,000	A	Series B, 5.000% due 11/1/28(c)	85,217
155,000	A	Series B, 5.000% due 11/1/30(c)	164,903
330,000	A	Series B, 5.000% due 11/1/31(c)	350,794
420,000	A	Series B, 5.000% due 11/1/32(c)	446,156
290,000	A	Series B, 5.000% due 11/1/33(c)	307,890
70,000	A	Series B, 5.000% due 11/1/34(c)	74,277
1,500,000	A	Series E, 5.000% due 11/1/22(c)	1,600,698
		Dallas Independent School District, GO, PSF-GTD:
20,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(d)	20,684
85,000	Aaa(a)	Series Prerefunded 2/15/22 @100, 5.000% due 2/15/36(b)(d)	87,926
155,000	AAA	Fort Bend Independent School District, GO, Series D, PSF-GTD-Insured, 1.500% due 8/1/42(b)	155,355
		Fort Worth Independent School District, GO, PSF-GTD:
80,000	AAA	5.000% due 2/15/22	82,774
105,000	AAA	5.000% due 2/15/26	126,855
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	189,019
125,000	AA+	Series A, 5.000% due 10/1/32	157,420
190,000	AA+	Series A, 5.000% due 10/1/33	238,961
145,000	AA+	Series A, 5.000% due 10/1/34	181,995
70,000	BBB	Series A, 5.125% due 10/1/43	74,413
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	988,676
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,164,954
590,000	A+	5.000% due 7/1/49(b)	657,613
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,182
20,000	A+	5.000% due 10/15/26	24,052
15,000	A+	5.000% due 10/15/27	17,901
20,000	A+	5.000% due 10/15/29	23,613
30,000	A+	5.000% due 10/15/31	35,347
40,000	A+	5.000% due 10/15/35	47,057
30,000	A+	5.000% due 10/15/36	35,296
35,000	A+	5.000% due 10/15/39	41,105

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.3% - (continued)
$45,000	A+	5.000% due 10/15/44	$52,839
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	PSF-GTD, 5.000% due 2/15/31	8,924,659
7,050,000	AAA	PSF-GTD, 5.000% due 2/15/34	8,608,515
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,449,385
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A-	5.000% due 11/1/30(c)	46,904
90,000	A-	5.000% due 11/1/31(c)	105,278
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	241,896
135,000	A	5.000% due 5/15/32	169,242
70,000	A	5.000% due 5/15/34	87,525
70,000	A	5.000% due 5/15/36	86,949
195,000	A	Series B, 5.000% due 5/15/25	228,929
85,000	A	Series B, 5.000% due 5/15/27	99,317
85,000	A	Series B, 5.000% due 5/15/28	99,136
245,000	A	Series B, 5.000% due 5/15/29	285,744
25,000	A	Series D, 5.000% due 5/15/22	26,146
20,000	A	Series D, 5.000% due 5/15/23	21,832
35,000	A	Series D, 5.000% due 5/15/24	39,747
40,000	A	Series D, 5.000% due 5/15/26	46,840
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	68,654
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	54,898
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	56,398
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	86,216
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	77,057
40,000	A3(a)	5.000% due 4/1/28	47,214
125,000	AAA	North East Independent School District, GO, Series B, PSF-GTD-Insured, 1.420% due 8/1/40(b)	125,270
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	31,721
55,000	AA-	4.000% due 12/15/24	58,120
		North Texas Tollway Authority, Revenue Bonds:
50,000	A+	Series A, 5.000% due 1/1/23(f)	53,804
145,000	A+	Series A, 5.000% due 1/1/24(f)	162,716
35,000	A+	Series A, 5.000% due 1/1/30	41,469
40,000	A+	Series A, 5.000% due 1/1/33	48,553
200,000	A+	Series A, 5.000% due 1/1/39	234,807
30,000	WD(e)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(d)	30,434
185,000	A	Series B, 5.000% due 1/1/25	215,463
290,000	A+	Series B, 5.000% due 1/1/29	335,618
160,000	A+	Series B, 5.000% due 1/1/30	185,418
20,000	A	Series B, 5.000% due 1/1/31	23,547
85,000	A	Series B, 5.000% due 1/1/32	102,926
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	719,600
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	52,652
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	60,035
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	48,664
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,457,582
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	148,167

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 12.3% - (continued)
$215,000	AA+	5.000% due 9/15/24	$227,484
270,000	AA+	5.000% due 9/15/25	285,570
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	183,088
2,000,000	AA	Series A, 5.000% due 5/15/36	2,508,386
390,000	AA	Series B, 2.000% due 5/1/44(b)	399,291
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	584,855
435,000	AA	5.000% due 2/15/30	575,904
		State of Texas, GO:
110,000	AAA	1.850% due 8/1/29(b)	110,089
360,000	AAA	4.000% due 8/1/21(c)	362,244
3,500,000	AAA	5.000% due 8/1/21	3,528,203
2,500,000	AAA	5.000% due 10/1/24	2,838,248
150,000	AAA	5.000% due 8/1/26(c)	172,578
200,000	AAA	5.500% due 8/1/26(c)	248,325
45,000	AAA	Series A, 5.000% due 8/1/21(c)	45,354
350,000	AAA	Series B, 5.000% due 8/1/25(c)	386,875
40,000	AAA	Series C, 5.000% due 8/1/21(c)	40,315
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	192,450
60,000	AA	5.000% due 2/15/34	72,209
400,000	A(e)	Series B, 5.000% due 11/15/40	461,538
30,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	33,170
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	49,756
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	49,756
110,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	121,625
155,000	A	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	173,261
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	180,655
		Texas Department of Housing & Community Affairs, Revenue Bonds:
410,757	Aaa(a)	2.950% due 7/1/36	433,265
410,000	AA+	Series A, 4.000% due 3/1/50	464,780
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	761,848
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	166,784
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	3.000% due 8/1/21	1,004,795
125,000	AAA	Series A, 5.000% due 4/15/22	130,363
180,000	AAA	Series A, 5.000% due 4/15/25	212,186
75,000	AAA	Series A, 5.000% due 10/15/25	89,932
125,000	AAA	Series A, 5.000% due 4/15/26	152,082
190,000	AAA	Series A, 5.000% due 4/15/29	241,015
505,000	AAA	Series A, 5.000% due 4/15/30	638,357
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	226,576
5,000,000	AAA	University of Texas System, Revenue Bonds, Series B, 5.000% due 8/15/49	7,871,027
		Total Texas	114,750,202
Utah - 1.3%
8,000,000	AA+	County of Utah UT, Revenue Bonds, 0.050% due 5/15/51(b)	8,000,000
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	42,237
115,000	A	Series A, 5.000% due 7/1/28(c)	141,534
155,000	A	Series A, 5.000% due 7/1/30(c)	193,134
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	394,977
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	90,190

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Utah - 1.3% - (continued)
$2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	$3,177,914
		Total Utah	12,039,986
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	929,189
675,000	A	Series A, 5.000% due 6/15/30(c)	845,256
		Total Vermont	1,774,445
Virginia - 2.4%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	257,124
315,000	AAA	City of Chesapeake VA, GO, Series A, 5.000% due 8/1/34	421,581
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	30,876
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,285,997
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,381,493
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	45,188
40,000	A3(a)	5.000% due 6/15/29	44,866
45,000	A3(a)	5.000% due 6/15/33	50,073
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	3,954,062
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,111,402
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	410,714
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	22,310
50,000	A3(a)	5.000% due 6/15/32	59,066
65,000	A3(a)	5.000% due 6/15/34	76,499
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,950,633
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,585,025
165,000	AA+	Series D, 5.000% due 2/1/26	199,272
265,000	AA+	Series E, 5.000% due 2/1/30	335,048
305,000	AA+	Series E, 5.000% due 2/1/31	383,879
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	453,723
220,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(c)	225,757
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	69,829
75,000	A+	5.000% due 1/1/33	87,318
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	102,587
		Total Virginia	22,544,322
Washington - 3.1%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	58,912
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	36,900
35,000	AA	5.000% due 1/1/36	42,438
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,505,903
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	30,858
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	31,587
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	68,439

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Washington - 3.1% - (continued)
		Port of Seattle WA, Revenue Bonds:
$25,000	A-	5.000% due 6/1/23(c)	$27,136
35,000	A+	5.000% due 2/1/27	41,947
70,000	A+	5.000% due 2/1/29	83,752
85,000	A+	Series A, 5.000% due 5/1/29(c)	103,010
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,195,081
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,167,593
135,000	AA-	Series B, 5.000% due 10/1/29(c)	160,209
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	61,300
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,376,905
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,463,889
50,000	AA+	Series R2017A, 5.000% due 8/1/28	61,272
50,000	AA+	Series R2017A, 5.000% due 8/1/30	61,044
355,000	AA+	Series R2018C, 5.000% due 8/1/30	443,515
725,000	AA+	Series R2018D, 5.000% due 8/1/32	904,948
640,000	AA+	Series R2018D, 5.000% due 8/1/33	798,730
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,236,047
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	76,844
100,000	A	5.000% due 6/1/24	109,683
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	A	5.000% due 7/1/26	72,373
70,000	AA-	5.000% due 10/1/27	88,159
60,000	AA-	5.000% due 10/1/28	77,363
40,000	A+	5.000% due 1/1/29	46,401
90,000	A	5.000% due 7/1/29	111,457
20,000	A	5.000% due 7/1/34	24,363
780,000	A	5.000% due 7/1/42	936,152
115,000	AA-	Series A, 5.000% due 10/1/24	122,543
440,000	BBB+	Series A2, 5.000% due 8/1/39	549,409
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	17,801
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	41,310
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	47,069
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	246,144
		Total Washington	28,528,486
West Virginia - 1.6%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,508,011
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,530,757
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	235,710
		Total West Virginia	15,274,478
Wisconsin - 0.3%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	206,925
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	441,448
255,000	A+	5.000% due 11/15/24	294,607
25,000	BBB+	5.000% due 5/1/26	27,745
50,000	A3(a)	5.000% due 6/1/27	52,213
195,000	A+	5.000% due 11/15/27	221,189
50,000	BBB+	5.000% due 5/1/28	55,000
25,000	BBB+	5.000% due 5/1/29	27,410
30,000	A3(a)	5.000% due 6/1/32	31,306
70,000	A3(a)	5.000% due 6/1/39	72,998

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Wisconsin - 0.3% - (continued)
$1,505,000	AA	5.000% due 8/15/54(b)	$1,659,499
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	32,995
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	219,966
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	52,913
520,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	575,606
		Total Wisconsin	3,971,820
		TOTAL MUNICIPAL BONDS
		(Cost - $774,523,046)	815,674,481
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $774,523,046)	815,674,481
SHORT-TERM INVESTMENTS - 16.4%
MUNICIPAL BONDS - 6.2%
4,000,000	MIG1(a)	Charleston County School District, GO 4.000% due 5/11/22	4,147,225
5,000,000	SP-1+	City of Los Angeles CA, Revenue Notes 4.000% due 6/24/21	5,011,613
5,000,000	SP-1+	County of Ventura CA, Revenue Notes 4.000% due 6/30/21	5,015,565
5,750,000	AA	Georgia State Road & Tollway Authority, Revenue Bonds 5.000% due 6/1/21	5,750,000
10,000,000	MIG1(a)	School District of Broward County, Revenue Notes 2.000% due 6/30/21	10,013,691
15,000,000	SP-1+	State of Colorado, Revenue Notes 4.000% due 6/25/21	15,037,761
12,500,000	SP-1+	State of Texas, Revenue Notes 4.000% due 8/26/21	12,615,948
		TOTAL MUNICIPAL BONDS
		(Cost - $57,587,049)	57,591,803
TIME DEPOSITS - 10.2%
17,673,481		ANZ National Bank - London, 0.005% due 6/1/21	17,673,481
8,818,772		DnB NORBank ASA - Oslo, 0.005% due 6/1/21	8,818,772
68,081,524		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 6/1/21	68,081,524
		TOTAL TIME DEPOSITS
		(Cost - $94,573,777)	94,573,777
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $152,160,826)	152,165,580
		TOTAL INVESTMENTS - 104.0%
		(Cost - $926,683,872)	967,840,061
		Liabilities in Excess of Other Assets - (4.0)%	(37,123,616)
		TOTAL NET ASSETS - 100.0%	$930,716,445

#	May 28, 2021 represents the last business day of the Fund’s fiscal first quarter.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 28, 2021.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	Rating by Fitch Ratings Service.
(f)	Illiquid security. The aggregate value of illiquid holdings at May 28, 2021, amounts to $426,568 and represents 0.05% of net assets.
(g)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 28, 2021, amounts to approximately $162,130 and represents 0.02% of net assets.
(h)	All or a portion of this security is pledged by the Fund as collateral for buy trades with long settlements.

See Notes to Financial Statements.

Schedules of Investments

May 28, 2021# (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Security Industry^
General Obligation	39.8%
Education	15.6
Health Care Providers & Services	7.3
Transportation	7.0
Water and Sewer	6.0
Airport	3.5
Power	1.5
Development	1.2
Single Family Housing	0.9
Utilities	0.6
Student Loan	0.4
Pollution	0.2
Multifamily Housing	0.1
Nursing Homes	0.1
Tobacco Settlement	0.1
Bond Bank	0.0	*
Facilities	0.0	*
Short-Term Investments	15.7
	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 28, 2021 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares. Class Z commenced operations on July 16, 2018.

Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—	unadjusted quoted prices in active markets for identical securities.

Level 2—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$136,183,143	$136,183,143	$–	$–
Communications	955,224,765	955,224,765	–	–
Consumer Cyclical	321,893,175	321,893,175	–	–
Consumer Non-cyclical	1,188,865,715	1,188,865,715	–	–
Energy	155,503,779	155,503,779	–	–
Financial	678,973,934	672,148,328	–	6,825,606
Industrial	426,877,001	425,766,812	–	1,110,189
Technology	934,951,138	924,096,725	6,524,706	4,329,707
Utilities	83,609,233	83,609,233	–	–
Preferred Stocks	32,940,773	–	–	32,940,773
Exchange Traded Fund (ETF)	2,669,602	2,669,602	–	–
Short-Term Investments:
Time Deposits	54,287,942	–	54,287,942	–
Money Market Fund	7,368,489	7,368,489	–	–
Total Investments, at value	$4,979,348,689	$4,873,329,766	$60,812,648	$45,206,275
Other Financial Instruments - Assets
Futures Contracts	$212,024	$212,024	$–	$–
Total Other Financial Instruments - Assets	$212,024	$212,024	$–	$–

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,234,274,835	$1,234,274,835	$–	$–
Exchange Traded Funds (ETFs)	50,222,169	50,222,169	–	–
Short-Term Investments:
Time Deposits	26,366,048	–	26,366,048	–
Money Market Fund	40,509,138	40,509,138	–	–
Total Investments, at value	$1,351,372,190	$1,325,006,142	$26,366,048	$–

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks	$387,806,104	$387,806,104	$–	$–
Convertible Preferred Stocks	4,921,778	4,921,778	–	–
Exchange Traded Funds (ETFs)	37,831,764	37,831,764	–	–
Short-Term Investments:
Corporate Note	847,637	–	847,637	–
Time Deposits	2,539,398	–	2,539,398	–
Money Market Fund	2,094,168	2,094,168	–	–
Total Investments, at value	$436,040,849	$432,653,814	$3,387,035	$–

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$13,521,673	$–	$13,521,673	$–
Austria	6,364,273	–	6,364,273	–
Bermuda	5,131,435	3,099,943	2,031,492	–
Brazil	62,329,059	27,903,825	34,425,234	–
Canada	70,097,521	9,062,534	61,034,987	–
China	254,733,014	64,903,055	189,829,959	–
Cyprus	7,971,308	3,963,692	4,007,616	–
Denmark	20,233,999	–	20,233,999	–
Egypt	16,959,222	–	16,959,222	–
Finland	10,817,021	–	10,817,021	–
France	185,216,757	–	185,216,757	–
Germany	151,261,321	–	151,261,321	–
Greece	5,111,896	–	5,111,896	–
Hong Kong	41,593,542	1,782,188	39,811,354	–
Hungary	5,913,011	–	5,913,011	–
India	219,832,659	1,576,278	217,826,904	429,477
Indonesia	19,513,063	–	19,513,063	–
Ireland	18,281,336	5,541,188	12,740,148	–
Israel	13,642,623	4,005,222	9,637,401	–
Italy	19,020,597	–	19,020,597	–
Japan	375,881,383	–	375,881,383	–
Jersey, Channel Islands	6,970,726	–	6,970,726	–
Mexico	24,115,030	–	24,115,030	–
Netherlands	76,292,342	7,999,107	68,293,235	–
Norway	22,291,457	–	22,291,457	–
Philippines	14,829,529	–	14,829,529	–
Poland	10,879,165	–	10,879,165	–
Portugal	18,144,484	–	18,144,484	–
Russia	40,476,777	23,218,826	14,627,164	2,630,787
Singapore	4,184,074	–	4,184,074	–
South Africa	21,373,308	–	21,373,308	–
South Korea	104,983,840	–	104,983,840	–
Spain	10,233,689	–	10,233,689	–
Sweden	38,443,601	–	38,443,601	–
Switzerland	154,531,891	–	154,531,891	–
Taiwan	107,667,679	43,732,444	63,935,235	–
Thailand	14,140,764	–	14,140,764	–
United Arab Emirates	7,600,374	–	7,600,374	–
United Kingdom	237,648,356	10,559,788	227,084,173	4,395
United States	76,345,452	76,133,505	–	211,947
Exchange Traded Funds (ETFs)	122,538,506	122,538,506	–	–
Warrant	62,164	62,164	–	–
Short-Term Investments:
Time Deposits	94,793,177	–	94,793,177	–
Money Market Fund	101,299,111	101,299,111	–	–
Total Investments, at value	$2,833,272,209	$507,381,376	$2,322,614,227	$3,276,606
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$826,664	$–	$826,664	$–
Total Other Financial Instruments - Assets	$826,664	$–	$826,664	$–

Other Financial Instruments - Liabilites
Options Contracts Written	$(18,357)	$(4,082)	$(14,275)	$–
Total Other Financial Instruments - Liabilities	$(18,357)	$(4,082)	$(14,275)	$–

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$583,741,814	$–	$583,741,814	$–
Collateralized Mortgage Obligations	507,465,885	–	507,465,885	–
U.S. Government Agencies & Obligations	487,194,940	–	487,194,940	–
Mortgage-Backed Securities	433,433,705	–	433,433,705	–
Asset-Backed Securities	190,072,166	–	190,072,166	–
Sovereign Bonds	23,732,762	–	23,732,762	–
Senior Loans	23,509,549	–	23,509,549	–
Municipal Bonds	1,080,037	–	1,080,037	–
Exchange Traded Fund (ETF)	29,346,679	29,346,679	–	–
Common Stocks:
Communications	47,087	47,087	–	–
Diversified	30,791	–	30,791	–
Energy	175,768	170,776	4,992	–
Industrial	1,515	1,515	–	–
Short-Term Investments:
Time Deposits	133,463,787	–	133,463,787	–
Total Investments, at value	$2,413,296,485	$29,566,057	$2,383,730,428	$–
Other Financial Instruments - Assets
Futures Contracts	$48,835	$48,835	$–	$–
Total Other Financial Instruments - Assets	$48,835	$48,835	$–	$–
Other Financial Instruments - Liabilities
Forward Sale Commitments	$(9,151,669)	$–	$(9,151,669)	$–
Futures Contracts	(33,057)	(33,057)	–	–
Total Other Financial Instruments - Liabilities	$(9,184,726)	$(33,057)	$(9,151,669)	$–

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$253,207,573	$–	$253,207,573	$–	*
Senior Loans	84,296,654	–	68,820,631	15,476,023
Asset-Backed Securities	26,401,800	–	26,401,800	–
Collateralized Mortgage Obligations	25,677,116	–	25,677,116	–
Municipal Bonds	4,208,600	–	4,208,600	–
Sovereign Bonds	2,527,996	–	2,527,996	–
U.S. Government Agencies & Obligations	2,135,369	–	2,135,369	–
Mortgage-Backed Securities	1,970,076	–	1,970,076	–
Common Stocks:
Basic Materials	262,392	–	–	262,392
Diversified	36,882,091	35,583,491	1,298,600	–
Energy	106,114	–	106,114	–
Financial	661,694	661,694	–	–
Exchange Traded Fund (ETF)	25,224,852	25,224,852	–	–
Preferred Stock	3,654,495	3,654,495	–	–
Warrants	255,321	255,321	–	–
Short-Term Investments:
Time Deposits	69,881,502	–	69,881,502	–
Money Market Fund	1,371,335	1,371,335	–	–
Total Investments, at value	$538,724,980	$66,751,188	$456,235,377	$15,738,415
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$17,428	$–	$17,428	$–
Total Other Financial Instruments - Assets	$17,428	$–	$17,428	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(84,674)	$–	$(84,674)	$–
Total Other Financial Instruments - Liabilities	$(84,674)	$–	$(84,674)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$1,470,950	$–	$1,470,950	$–
Bermuda	2,015,233	–	2,015,233	–
Brazil	6,996,205	–	6,996,205	–
British Virgin Islands	2,354,804	–	2,354,804	–
Canada	24,158,005	–	24,158,005	–
Cayman Islands	31,002,767	–	31,002,767	–
Chile	29,383,035	–	29,383,035	–
Colombia	7,744,827	–	7,744,827	–
Denmark	1,212,844	–	1,212,844	–
Dominican Republic	1,485,981	–	1,485,981	–
France	2,337,545	–	2,337,545	–
Germany	6,995,497	–	6,995,497	–
India	10,003,201	–	10,003,201	–
Indonesia	2,885,804	–	2,885,804	–
Ireland	1,470,000	–	1,470,000	–
Israel	558,845	–	558,845	–
Italy	14,517,534	–	14,517,534	–
Jersey, Channel Islands	6,153,464	–	6,153,464	–
Malaysia	19,207,697	–	19,207,697	–
Marshall Islands	1,878,332	–	1,878,332	–
Mexico	14,423,374	–	14,423,374	–
Multinational	8,163,524	–	8,163,524	–
Netherlands	11,760,222	–	11,760,222	–
Norway	9,487,993	–	9,487,993	–
Panama	9,422,089	–	9,422,089	–
Paraguay	931,959	–	931,959	–
Peru	14,048,971	–	14,048,971	–
Philippines	3,105,300	–	3,105,300	–
Portugal	2,996	–	–	2,996
Saudi Arabia	2,447,493	–	2,447,493	–
Singapore	40,027,480	–	40,027,480	–
South Korea	31,050,155	–	31,050,155	–
Sweden	466,289	–	466,289	–
Switzerland	3,080,265	–	3,080,265	–
Thailand	1,876,374	–	1,876,374	–
United Kingdom	9,368,201	–	9,368,201	–
United States	172,702,560	–	172,702,560	–
Sovereign Bonds	66,228,236	–	66,228,236	–
Senior Loans	64,350,553	–	46,518,640	17,831,913
Preferred Stocks:
Bermuda	2,072,456	2,072,456	–	–
United States	20,334,628	19,142,878	1,191,750	–
Common Stocks:
Canada	2,676,075	1,180,065	1,496,010	–
Israel	6,062,380	–	6,062,380	–
United States	56,802,475	46,471,226	5,273,064	5,058,185
Warrants:
Bermuda	10,615	–	5,587	5,028
Brazil	– *	–	–	–	*
Canada	64,906	64,906	–	–
Israel	– *	–	–	–	*
United States	228,015	228,015	–	–
Short-Term Investments:
Time Deposits	84,653,697	–	84,653,697	–
Money Market Fund	3,452,317	3,452,317	–	–
Total Investments, at value	$813,134,168	$72,611,863	$717,624,183	$22,898,122
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$110,011	$–	$110,011	$–
Total Other Financial Instruments - Assets	$110,011	$–	$110,011	$–

Other Financial Instruments - Liabilites
Option Contracts Written	$(73,260)	$(73,260)	$–	$–
Forward Foreign Currency Contracts	(60,467)	–	(60,467)	–
Securities Sold Short:
Corporate Bonds & Notes	(946,900)	–	(946,900)	–
Common Stocks	(1,123,704)	(1,123,704)	–	–
Exchange Traded Fund (ETF)	(8,202,243)	(8,202,243)	–	–
Total Other Financial Instruments - Liabilities	$(10,406,574)	$(9,399,207)	$(1,007,367)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$267,005,232	–	$267,005,232	$–
Asset-Backed Securities	144,803,662	–	144,803,662	–
Corporate Bonds & Notes	96,390,127	–	96,390,127	–
Common Stocks	399,491,971	399,491,971	–	–
Open-End Fund	230,713,882	230,713,882	–	–
Preferred Stocks:
Communications	2,117,528	2,117,528	–	–
Consumer Cyclical	8,974,300	8,974,300	–	–
Financial	2,311,250	–	–	2,311,250
Closed-End Fund	6,740,785	6,740,785	–	–
Warrants	2,709,954	2,709,954	–	–
Purchased Swaptions	2,671,069	–	2,671,069	–
Short-Term Investments:
Time Deposits	54,314,043	–	54,314,043	–
Money Market Fund	19,402,415	19,402,415	–	–
Total Investments, at value	$1,237,646,218	$670,150,835	$565,184,133	$2,311,250
Other Financial Instruments - Assets
OTC Credit Default Swaps	$9,017,149	$–	$9,017,149	$–
Total Other Financial Instruments - Assets	$9,017,149	$–	$9,017,149	$–
Other Financial Instruments - Liabilities
Swaption Contracts Written	$(835,729)	$–	$(835,729)	$–
Securities Sold Short:
Exchange Traded Fund (ETF)	(121,299,772)	(121,299,772)	–	–
Common Stocks	(40,639,627)	(40,639,627)	–	–
Total Other Financial Instruments - Liabilities	$(162,775,128)	$(161,939,399)	$(835,729)	$–

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at May 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$815,674,481	$–	$815,674,481	$–
Short-Term Investments:
Municipal Bonds	57,591,803	–	57,591,803	–
Time Deposits	94,573,777	–	94,573,777	–
Total Investments, at value	$967,840,061	$–	$967,840,061	$–

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2021 through May 28, 2021:

	Total	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Senior Loans	Warrants
Destinations Large Cap Equity Fund
Balance as of February 28, 2021	$43,495,464	$6,277,755	$-		$37,217,709	$-	$-
Purchases	2,552,246	2,073,956	-		478,290	-	-
(Sales/Paydowns)	(2,550,029)	(832,143)	-		(1,717,886)	-	-
Total realized gain (loss)	-	-	-		-	-	-
Change in unrealized appreciation (depreciation)	(2,247,141)	790,199	-		(3,037,340)	-	-
Transfers In	3,955,735	3,955,735	-		-	-	-
Transfers Out	-	-	-		-	-	-
Balance as of May 28, 2021	$45,206,275	$12,265,502	$-		$32,940,773	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$1,123,077	$1,098,639	$-		$24,438	$-	$-

Destinations International Equity Fund
Balance as of February 28, 2021	$1,907,550	$240,700	$-		$1,666,850	$-	$-
Purchases	3,147,020	3,147,020	-		-	-	-
(Sales/Paydowns)	(793,594)	-	-		(793,594)	-	-
Total realized gain (loss)	-	-	-		-	-	-
Change in unrealized appreciation (depreciation)	(1,413,847)	(540,591)	-		(873,256)	-	-
Transfers In	429,477	429,477	-		-	-	-
Transfers Out	-		-		-	-	-
Balance as of May 28, 2021	$3,276,606	$3,276,606	$-		$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$(1,413,847)	$(540,591)	$-		$(873,256)	$-	$-

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2021	$15,677,082	$201,059	$-	*	$-	$15,476,023	$-
Purchases	-	-	-		-	-	-
(Sales/Paydowns)	-	-	-		-	-	-
Accrued Discounts (premiums)	-	-	-		-	-	-
Total realized gain (loss)	-	-	-		-	-	-
Change in unrealized appreciation (depreciation)	61,333	61,333	-		-	-	-
Transfers In	-	-	-		-	-	-
Transfers Out	-	-	-		-	-	-
Balance as of May 28, 2021	$15,738,415	$262,392	$-	*	$-	$15,476,023	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$61,333	$61,333	$-		$-	$-	$-

* Includes securities that are fair valued at $0.

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2021	$20,689,967	*	$3,686,882	*	$2,996	*	$-	$17,000,089	*	$-	*
Purchases	8,712,451		7,914,451		-		-	798,000		-
(Sales/Paydowns)	(6,648,000)		(6,648,000)		-		-	-		-
Accrued Discounts (premiums)	-		-		-		-	-		-
Total realized gain (loss)	-		-		-		-	-		-
Change in unrealized appreciation (depreciation)	138,676		104,852		-		-	33,824		-
Transfers In	5,028		-		-		-	-		5,028
Transfers Out	-		-		-		-	-		-
Balance as of May 28, 2021	$22,898,122		$5,058,185		$2,996		$-	$17,831,913		$5,028	*
Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$138,676		$104,852		$-		$-	$33,824		$-

* Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2021	$2,311,250	$-	$-	$2,311,250	$-	$-
Purchases	-	-	-	-	-	-
(Sales/Paydowns)	-	-	-	-	-	-
Accrued Discounts (premiums)	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-	-	-	-
Transfers In	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-
Balance as of May 28, 2021	$2,311,250	$-	$-	$2,311,250	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of May 28, 2021	$-	$-	$-	$-	$-	$-

3. Investments

At May 28, 2021, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$3,307,311,574	$1,719,500,052	$(47,250,913)	$1,672,249,139
Destinations Small-Mid Cap Equity Fund	1,028,592,608	338,903,175	(16,123,593)	322,779,582
Destinations International Equity Fund	2,014,623,677	864,328,201	(44,871,362)	819,456,839
Destinations Equity Income Fund	357,140,754	86,731,444	(7,831,349)	78,900,095
Destinations Core Fixed Income Fund	2,436,902,422	21,161,237	(44,751,396)	(23,590,159)
Destinations Low Duration Fixed Income Fund	538,625,457	5,171,990	(5,139,713)	32,277
Destinations Global Fixed Income Opportunities Fund	804,864,626	21,546,114	(13,300,288)	8,245,826
Destinations Municipal Fixed Income Fund	932,914,315	35,707,234	(781,488)	34,925,746
Destinations Multi Strategy Alternatives Fund	1,158,429,102	90,997,540	(11,077,004)	79,920,536